As filed with the SEC on April 6, 2017 .	Registration No. 333‑112808
Registration No. 811-05826
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post‑Effective Amendment No. 39

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 158

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800 778-2255
(Address and telephone number of principal executive offices)

Sean Bell
Vice President and Corporate Counsel
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

□	immediately upon filing pursuant to paragraph (b) of Rule 485
■	on May 1, 2017, pursuant to paragraph (b) of Rule 485
(date)
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on pursuant to paragraph (a)(1) of Rule 485
(date)

■	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A:
INFORMATION REQUIRED IN THE PROSPECTUS

PROSPECTUS
May 1, 2017
PruLife® Custom Premier II (for Contracts issued on or after May 1, 2015*)
AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT ISSUED BY:
PRUCO LIFE INSURANCE COMPANY – PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
TELEPHONE: (800) 944-8786
*The PruLife® Custom Premier II Contract (2015) is offered on or after May 1, 2015, under form number VUL-2015 or ICC15 VUL-2015, subject to state availability. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left-hand corner of the first page of your Contract.

This prospectus describes the PruLife® Custom Premier II Contract (2015) (the “Contract”) offered by Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our"), a stock life insurance company. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America.
Please Read this Prospectus. Please read this prospectus before purchasing a PruLife® Custom Premier II (2015) variable universal life insurance Contract and keep it for future reference.
You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options of the Pruco Life Variable Universal Account (the “Account”). The Account offers a wide variety of Variable Investment Options from the firms listed below. The current summary prospectuses for the Variable Investment Options accompany this prospectus. These prospectuses contain important information about the Funds, including information about their investment objectives, fees, and investment advisers/subadvisers. Please read these prospectuses and keep them for reference.

•	Advanced Series Trust	•	Janus
•	American Century Investments®	•	JP Morgan
•	American Funds®	•	MFS®
•	Dreyfus	•	Neuberger Berman
•	Fidelity® Investments	•	Prudential
•	Franklin Templeton®	•	TOPS – The Optimized Portfolio System®
•	Hartford
For a complete list of the available Variable Investment Options, see The Funds.
You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, also referred to as fixed investment option, which pays a guaranteed interest rate. See The Fixed Rate Option.

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
The Contract may be purchased through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money. An investment in PruLife® Custom Premier II is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

TABLE OF CONTENTS

Page
SUMMARY OF CHARGES AND EXPENSES	1
SUMMARY OF THE CONTRACT AND CONTRACT BENEFITS	4
SUMMARY OF CONTRACT RISKS	6
SUMMARY OF RISKS ASSOCIATED WITH THE VARIABLE INVESTMENT OPTIONS	8
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS	9
CHARGES AND EXPENSES	16
PERSONS HAVING RIGHTS UNDER THE CONTRACT	20
OTHER GENERAL CONTRACT PROVISIONS	20
RIDERS	20
REQUIREMENTS FOR ISSUANCE OF A CONTRACT	26
PREMIUMS	27
DEATH BENEFITS	31
CONTRACT VALUES	34
LAPSE AND REINSTATEMENT	37
TAXES	37
DISTRIBUTION AND COMPENSATION	39
LEGAL PROCEEDINGS	40
FINANCIAL STATEMENTS	41
ADDITIONAL INFORMATION	41
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS	41

State Availability or Variations of Certain Features and Riders	Appendix A

Advanced Series Trust:
AST Balanced Asset Allocation Portfolio	Appendix 1
AST BlackRock Global Strategies Portfolio	Appendix 2
AST BlackRock Low Duration Bond Portfolio	Appendix 3
AST BlackRock/Loomis Sayles Bond Portfolio	Appendix 4
AST Cohen & Steers Realty Portfolio	Appendix 5
AST Goldman Sachs Mid-Cap Growth Portfolio	Appendix 6
AST Hotchkis & Wiley Large-Cap Value Portfolio	Appendix 7
AST International Value Portfolio	Appendix 8
AST J.P. Morgan International Equity Portfolio	Appendix 9
AST J.P. Morgan Strategic Opportunities Portfolio	Appendix 10
AST Loomis Sayles Large-Cap Growth Portfolio	Appendix 11
AST MFS Global Equity Portfolio	Appendix 12
AST MFS Growth Portfolio	Appendix 13
AST Preservation Asset Allocation Portfolio	Appendix 14
AST Small-Cap Growth Opportunities Portfolio	Appendix 15
AST Small-Cap Growth Portfolio	Appendix 16
AST Small-Cap Value Portfolio	Appendix 17
AST T. Rowe Price Large-Cap Growth Portfolio	Appendix 18
AST T. Rowe Price Large-Cap Value Portfolio	Appendix 19
AST T. Rowe Price Natural Resources Portfolio	Appendix 20
AST Templeton Global Bond Portfolio	Appendix 21
AST Wellington Management Hedged Equity Portfolio	Appendix 22

American Century Variable Portfolio, Inc.:
American Century VP Mid Cap Value Fund	Appendix 23

American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund	Appendix 24
American Funds Insurance Series® Growth-Income Fund	Appendix 25
American Funds Insurance Series® International Fund	Appendix 26

Dreyfus:
Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Appendix 27

Dreyfus Investment Portfolios:
Dreyfus MidCap Stock Portfolio	Appendix 28

Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio	Appendix 29
Fidelity® VIP Mid Cap Portfolio	Appendix 30

Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund	Appendix 31
Franklin Mutual Shares VIP Fund	Appendix 32
Templeton Growth VIP Fund	Appendix 33

Hartford HLS Series Fund II, Inc.:
Hartford Growth Opportunities HLS Fund	Appendix 34

Hartford Series Fund, Inc.:
Hartford Capital Appreciation HLS Fund	Appendix 35
Harford Disciplined Equity HLS Fund	Appendix 36
Harford Dividend and Growth HLS Fund	Appendix 37

Janus Aspen Series:
Janus Aspen Overseas Portfolio	Appendix 38

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Appendix 39

MFS® Variable Insurance Trust:
MFS® Total Return Bond Series	Appendix 40
MFS® Utilities Series	Appendix 41
MFS® Value Series	Appendix 42

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio	Appendix 43

Prudential Series Fund:
PSF Diversified Bond Portfolio	Appendix 44
PSF Equity Portfolio	Appendix 45
PSF Global Portfolio	Appendix 46
PSF Government Money Market Portfolio	Appendix 47
PSF High Yield Bond Portfolio	Appendix 48
PSF Jennison 20/20 Focus Portfolio	Appendix 49
PSF Jennison Portfolio	Appendix 50
PSF Natural Resources Portfolio	Appendix 51
PSF Small Capitalization Stock Portfolio	Appendix 52
PSF SP International Growth Portfolio	Appendix 53
PSF SP Prudential U.S. Emerging Growth Portfolio	Appendix 54
PSF SP Small-Cap Value Portfolio	Appendix 55
PSF Stock Index Portfolio	Appendix 56
PSF Value Portfolio	Appendix 57

TOPS - The Optimized Portfolio System®:
TOPS® Aggressive Growth ETF Portfolio	Appendix 58
TOPS® Balanced ETF Portfolio	Appendix 59
TOPS® Conservative ETF Portfolio	Appendix 60
TOPS® Growth ETF Portfolio	Appendix 61
TOPS® Managed Risk Balanced ETF Portfolio	Appendix 62
TOPS® Managed Risk Growth ETF Portfolio	Appendix 63
TOPS® Managed Risk Moderate Growth ETF Portfolio	Appendix 64
TOPS® Moderate Growth ETF Portfolio	Appendix 65

SUMMARY OF CHARGES AND EXPENSES
Capitalized terms used in this prospectus are defined where first used or in the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, which is located at the end of this prospectus.
Expenses other than Portfolio Expenses
The following tables describe the maximum fees and expenses that you could pay when buying, owning, and surrendering the Contract. Generally, our current fees and expenses are lower than the maximum fees and expenses reflected in the following tables. For more information about fees and expenses, see CHARGES AND EXPENSES.
The first table describes maximum fees and expenses that we deduct from each premium payment, and maximum fees we charge for transactions and riders.

Table 1: Transaction and Optional Rider Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge on Premiums (load)	Deducted from premium payments.	6%
Premium Based Administrative Charge	Deducted from premium payments.	7.5%
Surrender Charge(1)
(Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)
_____________
Initial surrender charge percentage for a representative Contract Owner: male, age 26
	Upon lapse, surrender, or decrease in Basic Insurance Amount.	55% to 100% _____________ 100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25
Withdrawal fee	Upon withdrawal.	$25
Insurance Amount Decrease fee	Upon decrease in Basic Insurance Amount.	$25
BenefitAccess Rider fee	One time charge when the Terminal Illness Option of the rider is exercised	$150
Enhanced Cash Value Rider fee (per $1,000 of Basic Insurance Amount)	One time charge applied on first month of processing.	$0.42
Living Needs BenefitSM Rider fee	When benefit is paid.	$150
Overloan Protection Rider fee (percentage of the Contract Fund amount)	One time charge upon exercising the rider benefit.	3.5%

(1)
The maximum surrender charge percentage of 100% applies to issue ages 0 to 49 in the first five Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year. You may obtain more information about the particular surrender charge percentage that applies to you by contacting your Pruco Life representative. See Surrender Charges.

The second table describes the maximum Contract fees and expenses that you may pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

Table 2: Periodic Contract and Optional Rider Charges Other Than the Fund's Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount.
Minimum and maximum charge
per $1,000 of the net amount at risk.
_____________
Initial COI for a representative Contract Owner: male, age 26, Nonsmoker underwriting class with no ratings.
(Charge per $1,000 of the net amount at risk.)
	Monthly	From $.02 to $83.34(1)(2) _____________ $0.09
Mortality and Expense Risk charge (Effective annual rate calculated as a percentage of assets in the Variable Investment Options.)	Daily	0.45%(3)
Additional Mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(4)
Net interest on loans(5)	Annually	1% for standard loans. 0.05% for preferred loans.
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for Basic Insurance Amount for a representative Contract Owner: male, age 26, Nonsmoker underwriting class.
(Charge per $1,000 of Basic Insurance Amount plus a flat fee.)
	Monthly	$0.07 to $1.53; plus $30 in the first Contract Year and $9 thereafter.(6) _____________ $0.08 plus $30
Accidental Death Benefit Rider(7)
Minimum and maximum charge per $1,000 of the coverage amount.
_____________
Accidental Death Benefit Rider charge for a representative Contract Owner: male, age 26, Nonsmoker underwriting class.
(Charge per $1,000 of the coverage amount.)
	Monthly	From $0.05 to $0.28(6) _____________ $0.06

BenefitAccess Rider (BAR)

2% Monthly Benefit Percentage:
Minimum and maximum charge per $1,000 of the net amount at risk.

Initial BAR COI for a representative Contract Owner: male, age 26, Nonsmoker underwriting class, $500,000 Basic Insurance Amount. (Charge per $1,000 of the net amount at risk.)
_____________

4% Monthly Benefit Percentage (available with form number ICC16 VL 145 B4-2016 and VL 145 B4-2016 only):
Minimum and maximum charge per $1,000 of the net amount at risk.

Initial BAR COI for a representative Contract Owner: male, age 26, Nonsmoker underwriting class, $500,000 Basic Insurance Amount. (Charge per $1,000 of the net amount at risk.)
	Monthly	From $0.003 to $10.17(1) $0.006 _____________ From $0.003 to $15.25(1) $0.008
Children Level Term Rider(7) (Charge per $1,000 of the coverage amount.)	Monthly	$0.42
Enhanced Disability Benefit Rider(7)(8)
Minimum and maximum charge
(percentage of the monthly benefit amount).
_____________
Enhanced Disability Benefit Rider charge for a representative Contract Owner: male, age 26, Nonsmoker underwriting class.
	Monthly	From 7.08% to 12.17%(6) _____________ 7.52%

(1)
The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount, and Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(2)
For example, the highest COI rate is for an insured who is a male/female age 120. You may obtain more information about the particular COI charges that apply to you by contacting your Pruco Life representative.

(3)	The daily charge is based on the effective annual rate shown.

(4)
The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk, and is charged per $1,000 of Basic Insurance Amount. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(5)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 2% and an effective annual interest credit equal to 1%. Preferred loans are charged a lower effective annual interest rate. See Loans.

(6)
This charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(7)	Duration of the charge is limited. See CHARGES AND EXPENSES.

(8)
The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

Fund Expenses
This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.32%	1.26%

SUMMARY OF THE CONTRACT AND CONTRACT BENEFITS
Brief Description of the Contract
PruLife® Custom Premier II (2015) is a form of variable universal life insurance. A variable universal life insurance contract is a flexible form of life insurance. It has a Death Benefit and a Contract Fund, the value of which changes every day according to the investment performance of the investment options to which you have allocated your net premiums. You may invest net premiums in one or more of the available Variable Investment Options or in the Fixed Rate Option. Although the value of your Contract Fund may increase if there is favorable investment performance in the Variable Investment Options you select, investment returns in the Variable Investment Options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. You bear the risk of any decrease. If you select the Fixed Rate Option, we credit your account with a declared rate of interest, but you assume the risk that the rate may change, although it will never be lower than an effective annual rate of 1%. These amounts become part of our general account. The fulfillment of our guarantee is dependent on our claims paying ability. Transfers from the Fixed Rate Option may be restricted. The Contract is designed to be flexible to meet your specific life insurance needs. Within certain limits, the Contract will provide you with flexibility in determining the amount and timing of your premium payments. Some Contract forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. Some Contract forms, features and/or Variable Investment Options described in this prospectus may not be available through all brokers. The Contract form number for this Contract is VUL-2015 or ICC15 VUL-2015. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left hand corner on the first page of your Contract.
Types of Death Benefit Available Under the Contract
There are three types of Death Benefit available. You may choose a Contract with a Type A (fixed) Death Benefit under which the Death Benefit generally remains at the Basic Insurance Amount you initially chose. However, the Contract Fund (described below) may grow to a point where the Death Benefit may increase and vary with investment experience. If you choose a Contract with a Type B (variable) Death Benefit, your Death Benefit will vary with investment experience. For Contracts with Type A and Type B Death Benefits, as long as the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount shown in your Contract. If you choose a Contract with a Type C (return of premium) Death Benefit, the Death Benefit is generally equal to the Basic Insurance Amount plus the total premiums paid into the Contract, less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount (the Basic Insurance Amount multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract).
Any type of Death Benefit, described above, may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
You may change your Contract’s Death Benefit type after issue, however, if you choose a Contract with a Type A Death Benefit or Type B Death Benefit at issue, you will not be able to change to a Contract with a Type C Death Benefit thereafter. Also, if you change a Contract with a Type C Death Benefit to a Contract with a Type A Death Benefit or Type B Death Benefit after issue, you will not be able to change back to a Contract with a Type C Death Benefit. See Types of Death Benefit and Changing the Type of Death Benefit.
No-Lapse Guarantee Information
Your Contract includes a feature, at no additional charge, that provides a limited guarantee against lapse. If you pay one of the two No-Lapse Guarantee Premiums described below, we will guarantee that your Contract will not lapse for the corresponding No-Lapse Guarantee Period as a result of unfavorable investment performance or an increase in charges, and a Death Benefit will be paid upon the death of the insured, even if your Contract Fund value drops to zero. The No-Lapse Guarantee is based on your premium payments and is not a benefit you need to elect. Withdrawals and outstanding Contract loans may adversely affect the status of the No-Lapse Guarantee. See Withdrawals and Loans.
Generally, there are two No-Lapse Guarantee Premiums and No-Lapse Guarantee Periods. The No-Lapse Guarantee Premiums vary by Basic Insurance Amount, Death Benefit type, issue age, sex, underwriting classification, and amount of any additional, optional benefits selected. See No-Lapse Guarantee, PREMIUMS, and DEATH BENEFITS.

1.
All Contracts have a Short Term No-Lapse Guarantee period, which has a corresponding Short Term No-Lapse Guarantee Premium. A Contract with a Type C (return of premium) Death Benefit will only have a Short Term No-Lapse Guarantee available.

2.	All Contracts without a Type C (return of premium) Death Benefit have a second, longer Limited No-Lapse Guarantee period with a corresponding Limited No-Lapse Guarantee Premium.
Unless a No-Lapse Guarantee is in effect, the Contract will go into default if the Contract Fund less any Contract Debt and less any applicable surrender charges falls to zero or less. Your Pruco Life representative can tell you the premium amounts you will need to pay to maintain these guarantees.
The Contract Fund
Your Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the Variable Investment Options; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options. The Contract Fund value also changes to reflect the receipt of premium payments, charges deducted from premium payments, the monthly deductions described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit. See Withdrawals, RIDERS, and Persistency Credit.

Premium Payments
You choose the timing and the amount of premium payments, with the exception of the minimum initial premium. All subsequent premium payments are subject to a minimum of $25 per payment. The Contract will remain in-force if the Contract Fund less any applicable surrender charges is greater than zero and more than any Contract Debt. Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, if the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4% (“Accumulated Net Payments”) are at least equal to the amounts shown in the Table of No-Lapse Guarantee Values in your Contract Data pages, and there is no Contract Debt, we guarantee that your Contract will not lapse, even if investment experience is very unfavorable and the Contract Fund drops below zero. The length of time that the guarantee against lapse is available depends on your Contract's Death Benefit type. See PREMIUMS, No-Lapse Guarantee, and LAPSE AND REINSTATEMENT.
If you pay more premium than permitted under section 7702A of the Internal Revenue Code, your Contract would be classified as a Modified Endowment Contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see Tax Treatment of Contract Benefits - Modified Endowment Contracts.
Allocation of Premium Payments
When you apply for the Contract, you tell us how to allocate your premiums. You may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. See The Pruco Life Variable Universal Account and Allocation of Premiums.
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the charge for sales expenses and the premium based administrative charge from the initial premium. During the 10 day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the money market investment option as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. After the tenth day, these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated among the Variable Investment Options and/or the Fixed Rate Option according to your current premium allocation. See Canceling the Contract.
The charge for sales expenses and the premium based administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. See BenefitAccess Rider.
Investment Choices
You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options. You may also allocate premiums to the Fixed Rate Option. See The Funds and The Fixed Rate Option. You may transfer money among your investment choices, subject to restrictions. See Transfers/Restrictions on Transfers.
We may add or remove Variable Investment Options in the future.
Decreasing the Basic Insurance Amount
Subject to certain limitations, you have the option of decreasing the Basic Insurance Amount of your Contract after the issue of the Contract. See Decreases in Basic Insurance Amount. A decrease in Basic Insurance Amount may result in a surrender charge. See Surrender Charges.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. In addition, if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits. We may decline a decrease in the Basic Insurance Amount if the Contract Fund value is less than any applicable partial surrender charges.
No administrative processing charge is currently being made in connection with a decrease in Basic Insurance Amount. However, we reserve the right to charge such a fee in an amount of up to $25. See CHARGES AND EXPENSES.
A decrease in the Basic Insurance Amount is not allowed while receiving Benefit Payments under the BenefitAccess Rider. See BenefitAccess Rider.
Access to Contract Values
A Contract may be surrendered for its Cash Surrender Value (the Contract Fund minus any Contract Debt and minus any applicable surrender charge) while the insured is living. To surrender a Contract, we may require you to deliver or mail the Contract with a written request in Good Order to a Service Office. The Cash Surrender Value of a Contract will be determined as of the end of the Valuation Period in which such a request is received in Good Order in a Service Office. Surrender of a Contract may have tax consequences. See Surrender of a Contract and Tax Treatment of Contract Benefits.
If you surrender the Contract while it is in-force, you may be eligible to receive an Additional Amount upon full surrender of the Contract for its surrender value. See Surrender of a Contract.

Under certain circumstances, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract. The amount withdrawn must be at least $500. We may charge an administrative processing fee for each withdrawal in an amount up to of $25. Currently, we do not charge a fee for withdrawals. Withdrawal of the Cash Surrender Value may have tax consequences. See Withdrawals and Tax Treatment of Contract Benefits.
Contract Loans
You may borrow money from us using your Contract as security for the loan, provided the Contract is not in default. The maximum loan amount is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. There is no minimum loan amount. See Loans.
Persistency Credit Information
If your Contract is not in default, on each Monthly Date on or following at least the 6th Contract Anniversary, we may credit your Contract Fund with an additional amount for keeping your Contract in-force. See the Persistency Credit section.
Canceling the Contract (“Free-Look”)
Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law). You will receive the greater of (1) the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or (2) all premium payments made (including premium payments made more than 10 days after you receive the Contract, but within any longer free-look period of time required by state law), less any applicable federal and/or state income tax withholding. A Contract returned according to this provision shall be deemed void from the beginning.
SUMMARY OF CONTRACT RISKS
Contract Values Are Not Guaranteed
Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select. The value of your Contract Fund rises and falls with the performance of the Variable Investment Options you choose and the charges that we deduct. Poor investment performance or loans could cause your Contract to lapse and you could lose your insurance coverage. However, payment of the Death Benefit may be guaranteed under the No-Lapse Guarantee feature or may be protected under the Overloan Protection Rider. See No-Lapse Guarantee and Overloan Protection Rider.
The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return. For more detail, please see Risks Associated with the Variable Investment Options and The Fixed Rate Option.
Limitation of Benefits on Certain Riders for Claims Due to War or Service in the Armed Forces
We will not pay a benefit under the Accidental Death Benefit Rider or make payments under the Enhanced Disability Benefit Rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Increase in Charges
In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may make under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge. We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.
Contract Lapse
Each month we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charges, is zero or less, unless it remains in-force under the No-Lapse Guarantee or BenefitAccess Rider. See No-Lapse Guarantee and BenefitAccess Rider. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges unless it remains in-force under the Overloan Protection Rider. See Loans and Overloan Protection Rider. If you have an outstanding loan when your Contract lapses, you may have taxable income as a result. See Tax Treatment of Contract Benefits - Pre-Death Distributions.
Should any event occur that would cause your Contract to lapse, we will notify you of the required payment to prevent your Contract from terminating. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. See LAPSE AND REINSTATEMENT.
Risks of Using the Contract as a Short Term Savings Vehicle
The Contract is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Because the Contract provides for an accumulation of a Contract Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes. Purchasing the Contract for such purposes may involve certain risks.

For example, a life insurance contract could play an important role in helping you to meet the future costs of a child’s education. The Contract’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings. However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Contract through withdrawals or Contract loans, your Contract may lapse or you may not accumulate the value you need.
Risks of Taking Withdrawals
If your Contract meets certain requirements, you may make withdrawals from your Contract’s Cash Surrender Value while the Contract is in-force. The amount withdrawn must be at least $500. The withdrawal amount is limited by the requirement that the Cash Surrender Value after withdrawal may not be less than or equal to zero after deducting any charges associated with the withdrawal and an amount that we estimate will be sufficient to cover the Contract Fund deductions for two Monthly Dates following the date of withdrawal. We may charge an administrative processing fee of up to $25 for each withdrawal. Currently, we do not charge a fee for withdrawals. Withdrawal of the Cash Surrender Value may have tax consequences. See Tax Treatment of Contract Benefits.
Whenever a withdrawal is made, the Death Benefit may immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. See Surrender Charges. Withdrawals from Contracts with a Type B Death Benefit or Type C Death Benefit will not change the Basic Insurance Amount. However, under most circumstances, withdrawals from a Contract with a Type A Death Benefit require a reduction in the Basic Insurance Amount. No withdrawal will be permitted under a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT.
It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative. See Withdrawals and Tax Treatment of Contract Benefits.
Withdrawals are not allowed while receiving Benefit Payments under the BenefitAccess Rider. See BenefitAccess Rider.
Limitations on Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we allow you to make additional transfers. We may charge up to $25 for each transfer made exceeding 12 in any Contract Year. Currently, we do not charge a fee for transfers.
For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. See Transfers/Restrictions on Transfers. We use reasonable procedures to confirm that instructions given by telephone are genuine. However, we are not liable for following telephone instructions that we reasonably believe to be genuine. In addition, we cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature. Currently, transfers effected systematically under either a dollar cost averaging or an automatic rebalancing program described in this prospectus do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit. See Transfers/Restrictions on Transfers, Dollar Cost Averaging, and Auto-Rebalancing.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
Generally, only one transfer from the Fixed Rate Option is permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option each year is the greater of: (a) 25% of the amount in the Fixed Rate Option; and (b) $2,000.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. See BenefitAccess Rider.
We may modify your right to make transfers by restricting the number, timing and/or amount of transfers we find to be disruptive to the investment option or to the disadvantage of other Contract Owners. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Transfer restrictions will be applied uniformly and will not be waived. See Transfers/Restrictions on Transfers.

Charges on Surrender of the Contract
You may surrender your Contract at any time for its Cash Surrender Value while the insured is living. We deduct a surrender charge from the surrender proceeds. In addition, the surrender of your Contract may have tax consequences. See Tax Treatment of Contract Benefits.
We will assess a surrender charge if, during the first 10 Contract Years, the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change). The surrender charge varies and is calculated as described in Surrender Charges. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund.
Risks of Taking a Contract Loan
Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. Your Contract will be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges, even if the No-Lapse Guarantee is in effect. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of the gain in the Contract. In addition, if your Contract is a Modified Endowment Contract for tax purposes, taking a Contract loan may have tax consequences. See Tax Treatment of Contract Benefits.
Loan Repayments are required when exercising the BenefitAccess Rider. See BenefitAccess Rider.
Potential Tax Consequences
Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definitions of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. Under the Cash Value Accumulation Test, there is a minimum Death Benefit to Contract Fund value ratio. Under the Guideline Premium Test, there is a limit to the amount of premiums that can be paid into the Contract, as well as a minimum Death Benefit to Contract Fund value ratio. Consequently, we reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. We also have the right to refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance. We require the Guideline Premium Test as the definition of life insurance if you choose to have the Overloan Protection Rider. See Overloan Protection Rider.
Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). We will notify you if a premium or a reduction in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options.
Under current tax law, Death Benefit payments under Modified Endowment Contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. However, amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules. See Tax Treatment of Contract Benefits.
Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.
Replacement of the Contract
The replacement of life insurance is generally not in your best interest. In most cases, if you require additional life insurance coverage, the benefits of your existing contract can be protected by increasing the insurance amount of your existing contract, if permitted, or by purchasing an additional contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing a new contract and you should consult with a tax adviser.
SUMMARY OF RISKS ASSOCIATED WITH THE VARIABLE INVESTMENT OPTIONS
You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options. You may also allocate premiums to the Fixed Rate Option. The Fixed Rate Option is the only investment option that offers a guaranteed rate of return. See The Funds and The Fixed Rate Option.

Risks Associated with the Variable Investment Options
The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in an underlying Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
We do not promise that the Variable Investment Options will meet their investment objectives. Amounts you allocate to the Variable Investment Options may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Variable Investment Options you choose. You bear the investment risk that the Variable Investment Options may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options. Although the PSF Government Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Portfolio. For example, when prevailing short-term interest rates are very low, the yield on the PSF Government Money Market Portfolio may be so low that, when Separate Account and Contract charges are deducted, you experience a negative return. See The Funds.
This Contract offers Variable Investment Options that invest in Funds offered through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond Portfolio (those AST bond Portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the underlying Funds that are available with your Contract. These asset flows could adversely impact the underlying Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond Portfolio can be frequent and the amount transferred can vary from day to day, any of the underlying Funds could experience the following effects, among others:

(1)
a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(2)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)
a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Learn More about the Variable Investment Options
Before allocating amounts to the Variable Investment Options, you should read the current Fund prospectuses for detailed information concerning their investment objectives, strategies, and investment risks.
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS
Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company, organized on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Our principal Executive Office is located at 213 Washington Street, Newark, New Jersey 07102.
The Pruco Life Variable Universal Account
We have established a Separate Account, the Pruco Life Variable Universal Account (the "Account", or the "Registrant") to hold the assets that are associated with the Contracts. The Account was established on April 17, 1989, under Arizona law and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "Separate Account" under the federal securities laws. The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life Insurance Company conducts.
We are the legal owner of the assets in the Account. We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts. In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account. From time to time we will transfer capital c ontributions to our general account . We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.
We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations. Guarantees and benefits within the Contract are subject to our claims paying ability.
You may invest in one or a combination of the available Variable Investment Options. When you choose a Variable Investment Option, we purchase shares of a Fund or a separate investment series of a Fund which are held as an investment for that option. We hold these shares in the Account. We may remove or add additional Variable Investment Options in the future.
The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and/or PGIM Investments LLC , both of which are affiliated companies of Pruco Life (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life ("Unaffiliated Funds"). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which funds to offer through the Contract. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Portfolio's description in the tables that follow, each Portfolio has one or more subadvisers that provide certain day to day investment management services. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Portfolios. Allocations made to all Affiliated Funds benefit us financially. Pruco Life has selected the Funds for inclusion as investment options under this Contract in Pruco Life’s role as issuer of this Contract, and Pruco Life does not provide investment advice or recommend any particular Fund. See Service Fees Payable to Pruco Life following the table below for more information about fees and payments we may receive from underlying Funds and/or their affiliates.
In addition, we may consider the potential risk to us of offering a fund in light of the benefits provided by the Contract.
Each Fund is detailed in a separate prospectus that is provided with this prospectus. You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options. The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. There is no assurance that the investment objectives of the Variable Investment Options will be met. Please refer to the list below to see which Variable Investment Options you may choose.
The terms “Fund”, “Portfolio”, and “Variable Investment Option” are largely used interchangeably. Some of the Variable Investment Options use the term “Fund”, and others use the term “Portfolio” in their respective prospectuses.
Investment Managers
PGIM Investments LLC s erves as the investment manager for the Prudential Series Fund (PSF) and certain Funds of the Advanced Series Trust (AST). PGIM Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.
The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.
The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Funds. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
A Fund or Portfolio may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund or Portfolio will resemble that of the publicly available mutual fund.
The charts below reflect the Funds in which the Account invests, their investment objectives, and each Fund’s investment subadvisers. For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund. The AST Balanced Asset Allocation

Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other underlying Fund Portfolios, which are managed by the subadvisers of those Portfolios.

Affiliated Funds
Variable Investment Option	Investment Objective Summary	Subadviser
ADVANCED SERIES TRUST
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; Quantitative Management Associates LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.; BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc
AST BlackRock/Loomis Sayles Bond Portfolio	Seek to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Loomis, Sayles & Company, L.P.
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Goldman Sachs Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC; LSV Asset Management
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; Quantitative Management Associates LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc.; Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust; UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc.; LMCG Investments, LLC

Affiliated Funds
Variable Investment Option	Investment Objective Summary	Subadviser
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio (Formerly AST Value Equity Portfolio effective 9/12/2016; AST Herndon Large-Cap Value Portfolio prior to 9/12/2016)	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through investing in the common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000® Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio's Subadviser's equity investment strategies.
Wellington Management Company LLP
PRUDENTIAL SERIES FUND
PSF Diversified Bond Portfolio - Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income
PSF Equity Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Global Portfolio - Class I	Seeks long-term growth of capital.	Brown Advisory, LLC; LSV Asset Management; Quantitative Management Associates LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
PSF Government Money Market Portfolio (Formerly PSF Money Market Portfolio) - Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PSF High Yield Bond Portfolio - Class I	Seeks high total return.	PGIM Fixed Income
PSF Jennison 20/20 Focus Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Natural Resources Portfolio - Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC
PSF Small Capitalization Stock Portfolio - Class I	Seeks long-term growth of capital.	Quantitative Management Associates LLC
PSF SP International Growth Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC; Neuberger Berman Investment Advisers LLC ; William Blair Investment Management, LLC
PSF SP Prudential U.S. Emerging Growth Portfolio - Class I	Seeks long-term capital appreciation.	Jennison Associates LLC
PSF SP Small Cap Value Portfolio - Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Affiliated Funds
Variable Investment Option	Investment Objective Summary	Subadviser
PSF Stock Index Portfolio - Class I	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	Quantitative Management Associates LLC
PSF Value Portfolio - Class I	Seeks capital appreciation.	Jennison Associates LLC

Unaffiliated Funds
Variable Investment Option	Investment Objective Summary	Subadviser
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
American Century VP Mid Cap Value Fund - Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
AMERICAN FUNDS INSURANCE SERIES®
American Funds Insurance Series® Growth Fund - Class 2	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds Insurance Series® International Fund - Class 2	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
DREYFUS
Dreyfus Sustainable U.S. Equity Portfolio, Inc.(Formerly Dreyfus Socially Responsible Growth Fund, Inc.) - Service Shares	Seeks long-term capital appreciation.	The Dreyfus Corporation/Newton Investment Management (North America) Limited
DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Midcap Stock Portfolio - Service Shares
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400), and if such fees and/or charges were included, the fees and expenses would be higher.
The Dreyfus Corporation
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company/FMR Co. Inc., and other investment advisers
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company/FMR Co. Inc., and other investment advisers
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth.	Templeton Global Advisors Limited
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation.	Hartford Funds Management Company, LLC/Wellington Management Company LLP

Unaffiliated Funds
Variable Investment Option	Investment Objective Summary	Subadviser
HARTFORD SERIES FUND, INC.
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
JANUS ASPEN SERIES (1)
Janus Aspen Overseas Portfolio - Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMORGAN INSURANCE TRUST (2)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	Seeks long-term capital growth.	J.P. Morgan Investment Management, Inc.
MFS® VARIABLE INSURANCE TRUST
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series - Initial Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series - Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive Portfolio - Class S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
TOPS - THE OPTIMIZED PORTFOLIO SYSTEM®
TOPS® Aggressive Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Balanced ETF Portfolio - Class 2	Seeks income and capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Conservative ETF Portfolio - Class 2	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.

(1)
Janus Aspen Series portfolios are managed by Janus Capital Management LLC (“JCM”), which is a wholly-owned subsidiary of Janus Capital Group Inc. (“Janus”). On or about May 30, 2017, and subject to certain shareholder and regulatory approvals, Janus and Henderson Group plc are expected to combine businesses. “Janus Henderson” will replace “Janus Aspen” in the fund name on or about June 2, 2017.

(2)
On May 17, 2017, the JPMorgan Intrepid Mid Cap Portfolio will be closed to all premium payments and transfers into this investment option. Effective May 19, 2017, the JPMorgan Intrepid Mid Cap Portfolio will be liquidated.

Service Fees Payable to Pruco Life
We and our affiliates receive substantial payments from the underlying Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the underlying Funds benefit us financially. In selecting Funds available under the Contract, we consider the payments that will be made to us.
We receive Rule 12b-1 fees which compensate us and our affiliate, Pruco Securities, LLC, for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Contract Owners). These fees are paid by the underlying Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the underlying Funds and some of which are paid by the advisers of the underlying Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2017 , the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.50% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.
In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and underlying Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.
In addition to the payments that we receive from underlying Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
Voting Rights
We are the legal owner of the shares of the Funds associated with the Variable Investment Options. However, we vote the shares according to voting instructions we receive from Contract Owners. We will mail you a proxy, which is a form you need to complete and return to us, to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Fund that require a vote of shareholders. We may change the way your voting instructions are calculated if it is required by federal or state regulation. We may also elect to vote shares that we own in our own right if the applicable federal securities laws or regulations, or their current interpretation, change so as to permit us to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Substitution of Variable Investment Options
We may substitute one or more of the available Variable Investment Options. We may terminate the availability of any variable investment option at any time. If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer. We will not do this without any necessary Securities and Exchange Commission and/or any necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.
The Fixed Rate Option
You may choose to allocate, initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option. This amount becomes part of our general account. The general account consists of all assets owned by us other than those in the Account and in other Separate Accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than a minimum effective annual rate. The minimum effective annual rate is 1%. The fulfillment of our guarantee under this benefit is dependent on our claims paying ability. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so.
Transfers out of the Fixed Rate Option are subject to limits. See Transfers/Restrictions on Transfers. The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months. See When Proceeds Are Paid.
If you exercise the Overloan Protection Rider, any remaining unloaned Contract Fund value will be transferred to the Fixed Rate Option, and transfers out of the Fixed Rate Option and into the Variable Investment Options will no longer be permitted. See Loans.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. See BenefitAccess Rider.
Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Rate Option are not subject to the provisions of these Acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Rate Option. Any inaccurate or misleading disclosure regarding the Fixed Rate Option is subject to certain generally applicable provisions of federal securities laws.
CHARGES AND EXPENSES
This section provides a more detailed description of each charge that is described briefly in the SUMMARY OF CHARGES AND EXPENSES beginning on page 1 of this prospectus. There are charges and other expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below. Most charges, although not all, are made by reducing the Contract Fund.
The total amount invested in the Contract Fund, at any time, consists of:

(a)	the Variable Investment Options,

(b)	the Fixed Rate Option, and

(c)	any Contract loan. See Loans.
In several instances we use the terms "maximum charge" and "current charge." The "maximum charge", in each instance, is the highest charge that we may make under the Contract. The "current charge", in each instance, is the amount that we now charge, which may be lower than maximum charges. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.
Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges. In deciding whether to change any of these current charges, we will periodically consider factors such as mortality, persistency, expenses, taxes and interest and/or investment experience to see if a change in our assumptions is needed. Premium based administrative charges will be set at one rate for all Contracts like this one. Changes in other charges will be by class. We will not recoup prior losses or distribute prior gains by means of these changes.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.
Sales Load Charges
We may charge up to 6% of premiums received in all Contract Years. This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. Currently, we charge less than 6% and we only deduct the charge for premiums received in the first 10 years. This charge is made up of two rates. We apply one percentage on the amount of premium received up to the Sales Load Target Premium and a second percentage on the excess of premium received over the Sales Load Target Premium.

Current Sales Load Charges: (percentage of premiums received)
	Years 1-8	Years 9-10
Up to Sales Load Target Premium:	1.5%	1.25%
In Excess of Sales Load Target Premium:	1.5%	1.25%
The Sales Load Target Premium may vary from the No-Lapse Guarantee Premium, depending on the issue age and rating class of the insured, any extra risk charges, or additional riders. See PREMIUMS.

Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. Delaying the payment of premium amounts to later years will adversely affect the No-Lapse Guarantee if the accumulated premium payments do not reach the No-Lapse Guarantee Values shown on your Contract Data pages. See No-Lapse Guarantee. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits.
Premium Based Administrative Charge
We may charge up to 7.5% of premiums received for a premium based administrative charge, which includes any federal, state or local income, premium, excise, business tax or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive. This charge is made up of two parts, which currently equal a total of 3.25% of the premiums received.
The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium and is our estimate of the average burden of state taxes generally. Tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5% (but may exceed 5% in some instances). The rate applies uniformly to all Contract Owners without regard to location of residence. We may collect more for this charge than we actually pay for state and local premium taxes.
The second part is a charge for federal income taxes measured by premiums. The current amount for this second part is 0.75% of the premium. We believe that this charge is a reasonable estimate of an increase in our federal income taxes resulting from an Internal Revenue Code provision which requires us to capitalize and amortize a percentage of premiums received each year. The required amortization period is 10 years. This charge is intended to recover this increased tax. See Company Taxes.
Cost of Insurance
We deduct a monthly cost of insurance ("COI") charge. The purpose of this charge is to compensate us for the cost of providing insurance coverage. The COI charge is determined by multiplying the per $1,000 COI rate by the net amount risk, divided by 1,000. The net amount at risk is the amount by which the Contract’s Death Benefit exceeds the Contract Fund. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund, which can be significantly larger if the insured dies in the early years of a Contract. The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit. The COI charge is generally deducted proportionately (or as you directed, see Allocated Charges) from the dollar amounts held in each of the chosen investment options.
The net amount at risk is based on your Death Benefit, and your Contract Fund, therefore it is impacted by such factors as investment performance, premium payments and charges and fees. The current COI rates in effect at any given time vary by issue age, sex, underwriting classification, as well as Basic Insurance Amount and Contract duration. The rates generally increase over time but are never more than the maximum charges listed in the data pages of your Contract. The maximum COI rates are based upon the 2001 Commissioner's Standard Ordinary ("CSO") Mortality Tables. Our current COI charges range from $0.02 to $83.34 per $1,000 of net amount at risk.
Monthly Deductions from the Contract Fund
In addition to the COIs, we deduct an administrative charge for the Basic Insurance Amount. This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.

(1)	Currently, the first part of the charge is a flat monthly fee of $30 per month in the first year and $9 per month thereafter.

(2)
The second part of the charge is an amount per $1,000 of the Basic Insurance Amount. The amount varies by issue age, sex, and underwriting classification. Generally, the per $1,000 rate is higher for older issue ages and for higher risk classifications. Currently, we apply this part of the charge during the first six Contract Years.

The following table provides examples of the initial administrative charges per $1,000 of Basic Insurance Amount.

Sample Administrative Charges: (per $1,000 rates)
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.12	$0.17	$0.10	$0.13
55	$0.32	$0.39	$0.24	$0.29
75	$0.89	$1.01	$0.65	$0.87
The highest charge per thousand is $1.53 and applies to males, age 85, in the worst rating classes. The lowest charge per thousand is $0.07 and applies to age 0. The amount of the maximum charge that applies to your particular Contract is shown on the Contract’s data pages under the heading “Adjustments to the Contract Fund.”
We generally deduct the monthly charges proportionately from the dollar amount held in each of the chosen investment option[s] or you may select up to two Variable Investment Options from which we deduct your Contract's monthly charges. See Allocated Charges.
You may add one or more riders to the Contract. Some riders are charged for separately. If you add such a rider to the basic Contract, additional charges will be deducted. See Charges for Optional Rider Coverage.

Daily Deduction from the Variable Investment Options
Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.45%. Currently, we charge 0.10%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined. The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the Fixed Rate Option.
Surrender Charges
We assess a surrender charge if, during the first 10 Contract Years, the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change). These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and the insured’s rating class, and establishing records. The surrender charge is a percentage of the first year’s Sales Load Target Premium, excluding premiums for riders and extras, and is determined at the time the Contract is issued. The percentage and duration of a surrender charge vary by issue age. The surrender charge is reduced to zero by the end of the 10th Contract Year. While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund.
The chart below shows maximum percentages for all ages at the beginning of the first Contract Year and the end of the last Contract Year that a surrender charge may be payable. We do not deduct a surrender charge from the Death Benefit if the insured dies during this period. A schedule showing maximum surrender charges for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract.

Percentages for Determining Surrender Charges
Issue Age	Percentage of Sales Load Target Premium, excluding premiums for riders and extras, at start of year 1	Reduces to zero at the end of year
0-49	100%	10
50-60	90%	10
61-65	65%	10
66 and above	55%	10
The chart below provides an example of the surrender charge applied to a representative Contract Owner. You may obtain more information about the particular surrender charge percentage that applies to you by contacting your Pruco Life representative.

Sample Surrender Charges Representative insured: male, age 26 at Contract issuance
Surrender occurring during Contract Year:	Percentage of first year Sales Load Target Premium, excluding premiums for riders and extras:
1	100%
2	100%
3	100%
4	100%
5	100%
6	83%
7	66%
8	49%
9	32%
10	15%
11+	0
We will show a surrender charge threshold in the Contract’s data pages. This threshold amount is the lowest coverage amount since its effective date. If, during the first 10 Contract Years, the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit), and the new Basic Insurance Amount is below the threshold, we will deduct a percentage of the surrender charge. The percentage will be the amount by which the new Basic Insurance Amount is less than the threshold, divided by the Basic Insurance Amount at issue. After this transaction, the threshold will be updated and a corresponding new surrender charge schedule will also be determined to reflect that portion of surrender charges deducted in the past.
If we are processing a full surrender of your Contract, and your Contract includes the Enhanced Cash Value Rider, and your Contract is not in default, we will determine if an Additional Amount is due to you and add that Additional Amount to your Cash Surrender Value.

This Additional Amount is not payable when your Contract is surrendered in connection with a 1035 Exchange. The Additional Amount is available in states where it is approved.
Transaction Charges

(a)	We may charge a Transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers.

(b)	We may charge a Withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge an administrative processing fee for withdrawals.

(c)	We may charge an Insurance Amount Decrease fee of up to $25 for any decrease in Basic Insurance Amount. Currently, we do not charge a transaction fee for a decrease in the Basic Insurance Amount.

(d)	We charge an Overloan Protection Rider transaction fee of 3.5% of your Contract Fund amount for exercising the Overloan Protection Rider.

(e)	We charge a Living Needs BenefitSM Rider transaction fee of up to $150 for Living Needs BenefitSM payments.

(f)	We charge a BenefitAccess Rider transaction fee of up to $150 for exercising the Terminal Illness Option of the BenefitAccess Rider.
Allocated Charges
You may select up to two Variable Investment Options from which we deduct your Contract's monthly charges. Monthly charges include: (1) monthly administrative charges, (2) COI charges, (3) any rider charges, and (4) any charge for substandard risk classification. Allocations must be designated in whole percentages and total 100%. For example, 33% can be selected but 331/3% cannot. The Fixed Rate Option is not available as one of your allocation options. See Monthly Deductions from the Contract Fund.
If there are insufficient funds in one or both of your selected Variable Investment Options to cover the monthly charges, the selected Variable Investment Option(s) will be reduced to zero. Any remaining charge will generally be deducted from your other Variable Investment Options and the Fixed Rate Option in proportion to the dollar amount in each. Furthermore, if you do not specify an allocation of monthly charges, we will generally deduct monthly charges proportionately from all your Variable Investment Options and the Fixed Rate Option.
Charges After Age 121
Beginning on the first Contract Anniversary on or after the insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund. You may continue the Contract until the insured's death, or until you surrender the Contract for its Cash Surrender Value. You may continue to make transfers, loans and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus. We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses if you have amounts in the Variable Investment Options. Any Contract loan will remain outstanding and continue to accrue interest until it is repaid.
Fund Charges
The Funds deduct charges from and pay expenses out of the Variable Investment Options as described in the Fund prospectuses.
Charges for Optional Rider Coverage

•
Accidental Death Benefit Rider - We deduct a monthly charge for this rider, which provides an additional Death Benefit if the insured’s death is accidental. The current charge ranges from $0.05 to $0.28 per $1,000 of coverage based on issue age and sex of the insured, and is charged until the first Contract Anniversary on or after the insured’s 100th birthday.

•
BenefitAccess Rider – We deduct a monthly charge for this rider, which provides an acceleration of the Death Benefit in the event the insured is Chronically Ill or Terminally Ill. The current charge for the 2% Monthly Benefit Percentage ranges from $0.003 to $7.68 per $1,000 of rider net amount at risk. The current charge for the 4% Monthly Benefit Percentage ranges from $0.003 to $11.52 per $1,000 of rider net amount at risk. (The 4% Monthly Benefit Percentage is available with rider form number ICC16 VL 145 B4-2016 and VL 145 B4-2016 only.) The current charge is based on the Basic Insurance Amount, Monthly Benefit Percent, and Contract duration, as well as the insured’s issue age, sex, and underwriting classification. Benefit Payments made under the Terminal Illness Option of this rider will incur a transaction charge of up to $150.

•
Children Level Term Rider - We deduct a monthly charge for this rider, which provides term life insurance on all dependent children that are covered under this rider. The current charge is $0.42 per $1,000 of coverage and is charged until the earliest of: the primary insured’s death, the first Contract Anniversary on or after the primary insured’s 75th birthday, or you notify us to discontinue the rider coverage. Rider charges may continue even after coverage on your last covered child has ended. If your children are no longer covered under the rider and you do not expect to have additional children that would be covered, consider discontinuing the rider.

•
Enhanced Cash Value Rider - We deduct a one-time charge from the first monthly deduction on the Contract for this rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value. The current charge is $0.42 per $1,000 of Basic Insurance Amount.

•
Enhanced Disability Benefit Rider - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled. The current charge is based on issue age, sex, and underwriting classification of the insured. The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 60th birthday. The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.

•	Living Needs BenefitSM Rider - We deduct a transaction fee of up to $150 for this rider if benefits are paid.

•	Overloan Protection Rider - We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.
PERSONS HAVING RIGHTS UNDER THE CONTRACT
Contract Owner
There are circumstances when the Contract Owner is not the insured. There may also be more than one Contract Owner. If the Contract Owner is not the insured or there is more than one Contract Owner, they will be named in an endorsement to the Contract. This ownership arrangement will remain in effect unless you ask us to change it.
You may change the ownership of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request, and the Contract if we ask for it, we will file and record the change, and it will take effect as of the date the request is received in Good Order at our Service Office.
While the insured is living, the Contract Owner is entitled to any Contract benefit and value. Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us. For example, the Contract Owner is generally entitled to surrender the Contract, access Contract values through loans or withdrawals, assign the Contract, and to name or change the beneficiary.
Beneficiary
The beneficiary is entitled to receive any benefit payable on the death of the insured. You may designate or change a beneficiary by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request. However, if we make any payment(s) before we receive the request, we will not have to make the payment(s) again. When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary. When a beneficiary is designated, any relationship shown is to the insured, unless otherwise stated.
OTHER GENERAL CONTRACT PROVISIONS
Assignment
This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without our consent. We assume no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Service Office.
Incontestability
We will not contest the Contract after it has been in-force during the insured’s lifetime for two years from the issue date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability.
Misstatement of Age or Sex
If the insured's stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex. Adjustments to the Death Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.
Settlement Options
The Contract grants to most Contract Owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds. Under the Contract, the Death Benefit may be paid in a single sum or under one of the optional modes of settlement. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.
Suicide Exclusion
Generally, if the insured dies by suicide within two years from the Contract Date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals.
RIDERS
Contract Owners may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits will be described in what is known as a "rider" to the Contract. All riders are only available at Contract issuance, except as noted. The available riders include the following (as described more fully below):

•	BenefitAccess Rider, which provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.

•	Overloan Protection Rider, which if exercised , guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract.

•	Accidential Death Benefit Rider, which provides an additional Death Benefit that is payable if the insured's death is accidental.

•	Children Level Term Rider, which provides term life insurance coverage on the life of the insured's covered children.

•	Enhanced Cash Value Rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value.

•	Enhanced Disability Benefit Rider, which pays a monthly benefit amount into the Contract if the insured is totally disabled.

•
Living Needs BenefitSM Rider, which allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes Terminally Ill or is confined to a nursing home. This rider may be added after Contract issuance, subject to our underwriting requirements.

Charges applicable to the riders will be deducted from the Contract Fund on each Monthly Date, with the exception of the Overloan Protection Rider, the Living Needs BenefitSM Rider, and the Terminal Illness Option of the BenefitAccess Rider.
Some riders may depend on the performance of the Account. Rider benefits will no longer be available if the Contract lapses, or if you choose to keep the Contract in-force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and certain restrictions may apply as set forth below. Some riders or features described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. A Pruco Life representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.
BenefitAccess Rider
The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”). This rider will also provide acceleration of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”). This rider is only available at Contract issuance and there is a charge for this rider. You may terminate this rider at anytime. This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact of Rider Benefits on Contract and Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment of Contract Benefits - BenefitAccess Rider.
This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage. For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.
Conditions for Eligibility of Benefit Payments:
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;

(b)	You must submit a claim in a form that meets our needs;

(c)	We must receive Written Certification by a Licensed Physician that the insured has a life expectancy of six months or less;

(d)	We must receive authorization from the insured to obtain copies of any relevant medical records we may require;

(e)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract;

(f)	You must send us the Contract if we ask for it; and

(g)	We reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option.
Chronic Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;

(b)	You must submit a claim in a form that meets our needs;

(c)
We must receive Written Certification by a Licensed Health Care Practitioner, prior to the start of every Benefit Year, that the insured is Chronically Ill and not expected to recover during his or her lifetime;

(d)	We must receive authorization from the insured to obtain copies of any relevant medical records that we require;

(e)	You must not have received a Benefit Payment under the Terminal Illness Option; and

(f)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.
We reserve the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured, which may include examination or tests by a Licensed Health Care Practitioner of our choice, while a claim is pending or during a Benefit Period, to ensure that the insured is Chronically Ill. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.
Prior to the end of each Benefit Year, we will send you a request for Recertification, which must be completed and returned to us prior to the start of the next Benefit Year to satisfy us that the insured continues to be eligible for Benefit Payment. You will be notified if you continue to be eligible for Benefit Payments. If we do not receive Recertification prior to the end of the Benefit Year, any subsequent benefits will be treated as a new claim.
Benefit Payments:
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and you may only make one additional acceleration, which must be for the full Death Benefit. The only payment option is a single lump sum Benefit Payment. The present value will be determined based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s reduced life expectancy; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills at the time the benefit is accelerated, and (b) the maximum statutory adjustable contract loan interest rate at the time the benefit is accelerated. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.

If you accelerate a Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end.
If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the policy is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default. See Contract Lapse .
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.
Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit. The maximum Lifetime Benefit Amount will be determined at the time you make the initial claim. The Lifetime Benefit Amount will be reduced by any transactions you make that reduce the Death Benefit of the Contract.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal Revenue Service and the Lifetime Benefit Amount. The Maximum Monthly Benefit Payment is equal to the lowest of:

(a)	The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;

(b)	The per diem limitation in effect at the start date of the current Benefit Year times 30; and

(c)	The Initi al Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less and is only available under rider form number VL 145 B4-2016 or ICC16 VL 145 B4-2016 (a state and/or other code may follow the form number).
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the current yield on 90-day federal treasury bills, or (2) the current maximum statutory adjustable contract loan interest rate.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the policy is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default (see Contract Lapse ). If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount that will bring the Contract out of default.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End:
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following dates: (1) the date we receive in writing notification that you wish to discontinue Benefit Payments; (2) the date the insured no longer meets the eligibility requirements, including Recertification; (3) the date the Lifetime Benefit Amount is exhausted; (4) the date a claim is approved under the Terminal Illness Option; or (5) the date the rider terminates.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact of Rider Benefits on Contract and Riders:
Accelerating the Death Benefit will impact the benefits and values under the Contract and rider as shown below.
Terminal Illness Option

A one-time acceleration of a partial amount of the Death Benefit results in the following:

(1)	A proportionate reduction in the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, and Contract Debt.

(2)	Premiums or charges to keep the Contract in-force will be recalculated based on the insured’s issue age and the reduced Death Benefit amount.

(3)	If your Contract includes the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.

(4)	Any Accidental Death Benefit Rider on the Contract will not be affected.

(5)	The monthly charge for this rider will be permanently waived.
Acceleration of the full death benefit results in the following:

(1)	The Contract and all benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider, will end.

(2)	If your Contract includes the Rider for Level Term Insurance Benefit on Dependent Children, it will become paid-up.

Example: Shown below is an example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.
Sex and issue age: Male, 45 Contract Date: 12/20/2016	Underwriting Classification: Preferred Best Claim Date: 12/20/2026
	Contract values as of 12/20/2026 (before acceleration of Death Benefit):	Contract values as of 12/20/2026 (after acceleration of Death Benefit)*:
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
*A six-month discount at an annual rate of 8% has been applied for early payment. A transaction charge of $150 has been deducted following each acceleration.
Chronic Illness Option
Following each Benefit Payment while there is a Death Benefit remaining, benefits and values under the Contract and rider will be impacted as follows:

(1)	The Contract will remain in-force in accordance with Contract terms.

(2)	A proportionate reduction will be made (using the reduction factor below) in the Basic Insurance Amount, Contract Fund, surrender charges, and any outstanding Contract Debt.

(3)	Any Accidental Death Benefit Rider on the Contract will not be affected.

(4)	If the Contract includes the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.

(5)	While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.

(6)	You may continue to make premium payments but it is not necessary while you are receiving benefits.

(7)	The monthly charge for this rider will be permanently waived following approval of the initial claim.

(8)
While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund will be waived. Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect.

Reduction factor = 1 − (A / B)
Where:    A = is the gross monthly Chronic Illness Option Benefit Payment, and
B = is the Death Benefit immediately prior to the Benefit Payment.

Example:
Shown below is an example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 07/01/2016 Basic Insurance Amount: $500,000	Underwriting Classification: Preferred Best Claim Date: 10/04/2019 Death Benefit Option: Type A (fixed)
Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.
Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the Internal Revenue Service’s (IRS) per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:
(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000; or
(b) Per diem limitation (a maximum allowable amount declared annually by the IRS for chronic illness payments under section 7702B) in effect at the start date of the current benefit year ($340 for 2016) times 30: $340 x 30 = $10,200); or
(c) Initial Daily Benefit Limit (which is the per diem limitation in effect on the Contract Date) compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $340, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 4 of $382.45: $382.45 x 30 = $11,473.50.
The Monthly Benefit Percent, Initial Daily Benefit Limit and the Daily Benefit Limit Compound Rate vary based upon the characteristics of the insured and can be found in the Contract.
The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800
The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 10/04/2019 (before acceleration of Death Benefit):	Contract values as of 10/04/2019 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender Charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734
If the Contract to which the rider is attached has a Type A Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit. If the Contract to which this rider is attached has a Type B or Type C Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments. Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
When the rider is terminated, if Benefit Payments are discontinued, or the Benefit Access Rider claim is not approved, your Contract may still be in-force and Contract value will remain in the Fixed Rate Option. You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the section titled Transfers/Restrictions on Transfers. You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.
After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children will become paid up and any benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider will end.
Rider Termination:
This rider terminates on the earliest of: when you request that we remove it, the grace period ends if the Contract is in default, full acceleration of the Death Benefit is made due to Terminal Illness, the insured dies, or this rider or Contract ends for any other reason. When this rider is terminated, or you request that we stop Benefit Payments after a claim has been made, the Contract may still be in-force. The Death Benefit and Contract Fund values will have been reduced as a result of any payments made prior to the date we stop payments or this rider terminates.

Overloan Protection Rider
The Overloan Protection Rider, if exercised , guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract. Currently, the rider may be added only at the time your Contract is issued; however, this rider is not available on Contracts that have the Accidental Death Benefit Rider. There is no charge for adding the Overloan Protection Rider to your Contract, however, a one-time fee will apply when this rider is exercised.
The following eligibility requirements must be met to exercise the rider:

(a)	We must receive a written request in Good Order to exercise the rider benefits;

(b)	Contract Debt must exceed the Basic Insurance Amount;

(c)	The Contract must be in-force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday;

(d)	The Guideline Premium test must be used as the Contract’s definition of life insurance;

(e)	Contract Debt must be a minimum of 95% of the cash value;

(f)	The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and

(g)	Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit.
We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals, will no longer be permitted. The charges and benefits of other riders available under your Contract will be discontinued, except for the Living Needs BenefitSM Rider. Any benefits you may currently be receiving under the Enhanced Disability Benefit Rider will also be discontinued.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B Death Benefit, we will change it to a Type A Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in-force under the Overloan Protection Rider. The Basic Insurance Amount will be changed to the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. For an explanation of the Attained Age factors, see Tax Treatment of Contract Benefits - Treatment as Life Insurance.
Please note that the Internal Revenue Service may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection benefit. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax advisor as to the tax risks associated with exercising the Overloan Protection Rider.
Other Optional Riders
We will not pay a benefit under the Accidental Death Benefit rider or make payments under the Enhanced Disability Benefit Rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war. Some riders or features described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus.
Accidental Death Benefit Rider - The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision. A death resulting from injury must occur no more than 90 days after the injury. This benefit will end on the earliest of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the Rider is received in Good Order at a Service Office. This rider is not available on Contracts that have the Overloan Protection Rider.
Children Level Term Rider - The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision. The rider coverage will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to discontinue the Rider is received in Good Order at a Service Office.
Enhanced Cash Value Rider - The Enhanced Cash Value Rider, in certain years , provides an Additional Amount upon full surrender of the Contract for its surrender va lue. It is not payable when the Contract is surrendered in connection with a 1035 exchange. This Additional Amount is never included as part of the Contract Fund value. The rider can only be elected at the time the Contract is issued, and cannot be removed after the Contract is issued. A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.
Enhanced Disability Benefit Rider - The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract if the insured is totally disabled, as defined in the benefit provision. The rider coverage will end as of the first Contract Anniversary on or after the insured’s 60th birthday. This rider is not available on Contracts with a Type C Death Benefit or with Contracts that include the BenefitAccess Rider.
Living Needs BenefitSM Rider - The Living Needs BenefitSM Rider may be available on your Contract. There is no charge for adding the benefit to a Contract. However, when a claim is paid under this rider, a reduction for early payment is applied and a processing fee of up to $150 per Contract will be deducted. The Living Needs BenefitSM Rider is not available with Contracts that include the BenefitAccess Rider.
The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value.
All or part of the Contract's Death Benefit may be accelerated. If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract. The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000. However, we currently have an administrative practice to allow a reduced minimum of $25,000. We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.
One or both of the following options may be available. You should consult with a Pruco Life representative about whether additional options may be available.
The Terminal Illness Option is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less. When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.
The Nursing Home Option is available on the Living Needs BenefitSM Rider after the insured has been confined to an eligible nursing home for six months or more. When a licensed physician certifies that the insured is expected to remain in an eligible nursing home until death, and that is confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than two), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form in a single sum.
No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of Living Needs BenefitSM that is available to an eligible Contract Owner, and the effect on the Contract if less than the entire Death Benefit is accelerated.
You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is Terminally Ill or Chronically Ill as defined in any applicable tax law (although the exclusion in the latter case may be limited). You should consult a tax adviser before electing to receive this benefit. Receipt of a Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Generally, the Contract may be issued on insureds through age 85 for Contracts with Type A (fixed) and Type B (variable) Death Benefits, through age 70 for Contracts with Type C (return of premium) Death Benefit. Currently, the minimum Basic Insurance Amount is $75,000 ($50,000 for insureds below the issue age of 18, $100,000 for insureds issue ages 76-80, and $250,000 for insureds issue ages 81 and above). The minimum Basic Insurance Amount for Contracts issued with a Type C (return of premium) Death Benefit is $250,000. See Types of Death Benefit.
We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred Best nonsmokers are offered more favorable cost of insurance rates than smokers. We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule. These are the current underwriting requirements. We reserve the right to change them on a non‑discriminatory basis.
Underwriting Procedures
When you express interest in obtaining a Contract from us, you may apply for coverage in one of two ways: via a paper application or through our worksheet process. When using the paper application, a registered representative completes a full application and submits it to us to commence the underwriting process. A registered representative may be an agent/broker who is a representative of Pruco Securities, LLC a broker-dealer affiliate of Prudential, or in some cases, a broker-dealer not directly affiliated with Prudential.
When using the worksheet process, a registered representative typically collects enough information to start the underwriting process. The remaining information is obtained directly from the proposed insured.
Regardless of which of the two underwriting processes is followed, once we receive the necessary information, which may include physicians' statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.

Some requests for coverage that registered representatives submit through the worksheet process may qualify for accelerated underwriting. We will use information you provide on your application, information from third party information providers and other information to determine if we will accept the risk without a medical exam, which would otherwise be required. Depending on your circumstances, accelerated underwriting could affect our willingness to accept the risk. Also, this may result in lower or higher Contract costs since the information we collect may be different than what we collect for applications that do not use accelerated underwriting. Accelerated underwriting may not be available with the registered representative you select while other registered representatives may use it exclusively for eligible applications.
Contract Date
There is no insurance under this Contract until the minimum initial premium is paid. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed. Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering the insured's issue age. This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.
PREMIUMS
Minimum Initial Premium
The Contract offers flexibility in paying premiums. The minimum initial premium is due on or before the Contract Date. It is the premium needed to start the Contract. The minimum initial premium is equal to 9% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits, for Contracts with Type A (fixed) and Type B (variable) Death Benefits. The minimum initial premium is equal to 9% of the Short Term No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits, for Contracts with Type C (return of premium) Death Benefit. There is no insurance under the Contract unless at least the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.
We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium. We reserve the right to refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund. Furthermore, there are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. If you make a payment that would cause the Contract to be characterized as a Modified Endowment Contract, we will send you a letter to advise you of your options. Generally, you have 60 days from when we received your payment to remove the excess premiums and any accrued interest. If you choose not to remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract. We will not accept a premium payment that exceeds the Guideline Premium limit if your Contract uses the Guideline Premium definition of life insurance. See Tax Treatment of Contract Benefits.
Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date. If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. See Allocation of Premiums. In no case will the premium be applied with an effective date that precedes the date of this offering.
Available Types of Premium
After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments. Two possible patterns of premiums are described below. Contracts with no riders or extra risk charges will have level premiums for the premium types described below. Understanding them may help you understand how the Contract works.

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Short Term No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in-force during the Short Term No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawals , or Contract changes . All Contracts offer a Short Term No-Lapse Guarantee period. If you choose to continue a No-Lapse Guarantee beyond this period, you will have to begin paying premiums higher than the Short Term No-Lapse Guarantee Premium. Contracts with Type C Death Benefit do not offer a guarantee beyond the Short Term No-Lapse Guarantee period.

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Limited No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in-force during the Limited No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawal s, or Contract changes. Contracts with Type C Death Benefit do not offer the No-Lapse Guarantee for this period.

The No-Lapse Guarantee periods are described under No-Lapse Guarantee. The length of the No-Lapse Guarantee depends on the Contract’s initial Death Benefit type. See No-Lapse Guarantee. When you purchase a Contract, your Pruco Life representative can tell you the Short Term No-Lapse Guarantee and Limited No-Lapse Guarantee Premium amounts.
We can bill you for the amount you select annually, semi-annually, or quarterly. Because the Contract is a flexible premium Contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if: (1) the Contract Fund, less any applicable surrender charges, is greater than zero and more than any Contract Debt or (2) you have paid sufficient premiums, as described in the No-Lapse Guarantee section, to meet the No-Lapse Guarantee conditions and Contract Debt is not equal to or greater than the Contract Fund, less any applicable surrender charges. You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount. We will then draft the same amount from your account on the same date each month. When you apply for the Contract, you and your Pruco Life representative should discuss how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the charge for sales expenses and the premium based administrative charge from the initial premium. During the 10 day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the money market investment option as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option . After the tenth day, these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the tenth day following receipt of the Contract will not be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers/Restrictions on Transfers. If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.
The charge for sales expenses and the premium based administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions. The “Valuation Period” means the period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which is as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time). With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.
Provided the Contract is neither in default, nor in-force under the provisions of the Overloan Protection Rider or the terms of the BenefitAcess Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. Allocation changes may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax, or website. See Assignment. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33⅓% cannot. Of course, the total allocation to all selected investment options must equal 100%.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. See BenefitAccess Rider.
Valuation of Variable Investment Options
Amounts allocated to a Variable Investment Option are converted to a number of units. The number of units added to each Variable Investment Option is determined by dividing the amount allocated to each Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
Amounts taken from each Variable Investment Option decrease the number of units in each Variable Investment Option. The number of units subtracted from each Variable Investment Option is determined by dividing the amount taken from the Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
The unit value for each Variable Investment Option will vary to reflect the investment experience of the applicable fund and will be determined on each valuation day by multiplying the unit value of the particular Variable Investment Option on the preceding valuation day by a net investment factor for that Variable Investment Option for the valuation period then ended. The valuation day is any date on which the New York Stock Exchange is open for trading and the Variable Investment Option is valued. The valuation period is the period of time from the close of the immediately preceding valuation day to the close of the current valuation day.
The net investment factor for each of the Variable Investment Options is equal to:

(a)
the net asset value per share at the end of the valuation period (plus the per share amount of any dividend or capital gain distributions paid by that fund in the valuation period then ended); divided by

(b)	the net asset value per share determined as of the end of the immediately preceding valuation period; minus

(c)	the daily portion of the mortality and expense risk charge assessed during the valuation period as shown in the section titled Daily Deduction from the Variable Investment Options.
The net investment factor may be greater or less than one. Therefore, the value of a unit may increase or decrease.
If the New York Stock Exchange is closed (except for holidays or weekends) or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission so that we cannot value the Variable Investment Options, we may postpone all transactions which require valuation of the Variable Investment Option until valuation is possible.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.

Transfers/Restrictions on Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we will allow you to make additional transfers. For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. Transfers may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax, or website. See Assignment.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
There is no transaction charge for the first 12 transfers per Contract Year among investment options. We may charge up to $25 for each transfer made exceeding 12 in any Contract Year. Currently, we do not charge a fee for transfers.
Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit.
Transfers out of the money market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.
Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options. In the latter case, as with premium reallocations, the percentages must be in whole numbers.
We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option each year is the greater of: (a) 25% of the amount in the Fixed Rate Option; and (b) $2,000.
If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in-force under the Overloan Protection Rider.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. See BenefitAccess Rider.
The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing”, can make it very difficult for Fund advisers/sub-advisers to manage the Variable Investment Options. Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners. If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Variable Investment Options, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Variable Investment Option must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Variable Investment Option, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived. However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.
In addition, Contract Owners who own variable life insurance or variable annuity Contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations. Contract Owners who are not subject to the same transfer restrictions may have the same underlying Variable Investment Options available to them, and unfavorable consequences associated with such frequent trading within the underlying Variable Investment Option (e.g., greater Portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.

The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund. In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds may assess a short term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us. The fee will be deducted from your Contract Value to the extent allowed by law. At present, no Fund has adopted a short-term trading fee.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
Dollar Cost Averaging
As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA money market i nvestment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option). If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the PSF Government Money Market Portfolio. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.
Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period, which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for collar cost averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. Dollar cost averaging will not be allowed. See BenefitAccess Rider. Dollar cost averaging will not be available on Contracts kept in-force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
Auto-Rebalancing
As an administrative practice, we are currently offering a feature called Auto‑Rebalancing. This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.
Auto‑rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date. The Fixed Rate Option cannot participate in this administrative procedure. If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off. Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option, and you must allocate future payments to the Fixed Rate Option. Auto-rebalancing will not be allowed. See BenefitAccess Rider. Auto-rebalancing will not be available on Contracts kept in-force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.

DEATH BENEFITS
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain the options upon request.
In addition to the available settlement options, currently, in certain circumstances, the beneficiary may choose the payment of death claim proceeds by way of Prudential's Alliance Account settlement option (the "Alliance Account"). If the Alliance Account is selected, Prudential will provide a kit to the beneficiary, which includes: (1) an account confirmation describing the death claim proceeds, the current interest rate, and the terms of the Alliance Account; and (2) a guide that explains how the Alliance Account works. Amounts in an Alliance Account may be withdrawn by the beneficiary at any time. Any Pruco Life representative authorized to sell this Contract can explain this option upon request.
Types of Death Benefit
You may select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit, which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the net amount at risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See PREMIUMS and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit, which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater net amount at risk. As long as the Contract is not in default, there have been no withdrawals, and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See PREMIUMS and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit. The Death Benefit is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Basic Insurance Amount plus an amount equal to the: Type C Limiting Amount multiplied by the Type C Death Benefit Factor plus the Contract Fund. See the Contract Limitations section of your Contract. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract, plus a predetermined rate of return, upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater net amount at risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings, the Type C interest rate you chose, and the amount of any withdrawals. If you take a withdrawal, it is possible for a Contract with a Type C Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See PREMIUMS and How a Contract’s Cash Surrender Value Will Vary.
Contract Owners of Contracts with a Type A Death Benefit should note that any withdrawal may result in a reduction of the Basic Insurance Amount and the deduction of any applicable surrender charges. We will not allow you to make a withdrawal that will decrease the Basic Insurance Amount below the minimum Basic Insurance Amount. For Contracts with a Type B Death Benefit and Contracts with a Type C Death Benefit, withdrawals will not change the Basic Insurance Amount. See Withdrawals.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Changing the Type of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. We may deduct a transaction charge of up to $25 for any change in the Basic Insurance Amount, although we do not currently do so. A type change that reduces the Basic Insurance Amount may result in the assessment of surrender charges. See CHARGES AND EXPENSES.

If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid minus total withdrawals to this Contract, both accumulated with interest at the rate(s) displayed in your Contract data pages and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract Data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) displayed in your Contract data pages and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
You may change your Contract’s Death Benefit type after issue, however, if you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the changes in Basic Insurance Amount with each change of Death Benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals and the rate chosen to accumulate premiums is 0%.

Basic Insurance Amount
FROM	TO
Type A $300,000	Type B $250,000	Type C N/A
Type B $250,000	Type A $300,000	Type C N/A
Type C $260,000	Type A $300,000	Type B $250,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will recalculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
No-Lapse Guarantee
If you pay one of the two No-Lapse Guarantee Premiums as described below, we will guarantee that your Contract will not lapse as a result of unfavorable investment performance, and a Death Benefit will be paid upon the death of the insured, even if your Contract Fund value drops to zero. The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals and outstanding Contract loans may adversely affect the status of the No-Lapse Guarantee. See Withdrawals and Loans.
How We Calculate and Determine if You Have a No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at 4%. For Contracts that had previously lapsed because of excess Contract Debt, also subtract the Contract Debt in effect at the time of lapse accumulated at 4% starting at the date of default. If you have an outstanding Contract loan, a No-Lapse Guarantee will not keep the Contract in-force.
We also calculate No-Lapse Guarantee Values. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by Basic Insurance Amount, issue age, sex, underwriting classification, and any optional benefits selected. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and the Contract Debt does not equal or exceed the Contract Fund less any applicable surrender charges, then the Contract is kept in-force, regardless of the amount in the Contract Fund.
No-Lapse Guarantee Premiums and No-Lapse Guarantee Periods Available Under Your Contract

There are two No Lapse Guarantee Premiums that correspond to the No Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premiums and the Limited No-Lapse Guarantee Premiums, which are payment levels that are compared to the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time. The description below assumes you pay the No Lapse Guarantee Premium at the beginning of each Contract Year. If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year.
1) All Contracts have a Short Term No-Lapse Guarantee period. A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals. However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing. See PREMIUMS.
2) The Limited No-Lapse Guarantee Period is available for all contracts other than those with a Type C Death Benefit. If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.
The Short Term No-Lapse Guarantee period is 8 years after issue (6 years for ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of the Contract Anniversary that the insured reaches Attained Age 75 or 10 years after issue.
The following tables provide sample Short Term No-Lapse and Limited No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, Preferred Best underwriting class; (2) a $500,000 Basic Insurance Amount; and (3) no extra benefit riders have been added to the Contract.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium
35	Type A	$1,975	$3,300
35	Type B	$1,975	$3,480
35	Type C	$1,975	N/A
55	Type A	$5,395	$8,070
55	Type B	$6,080	$8,115
55	Type C	$6,080	N/A
75	Type A	$20,835	$50,380
75	Type B	$24,630	$52,135
75	Type C	N/A	N/A
Maintaining the No-Lapse Guarantee
Paying the Short Term No-Lapse or Limited No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way. The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.
When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee. For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 or 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above). If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the beginning of the 9th year (7th year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.
For example assume: (1) an insured male ag e 26, Nonsmoker un derwriting class (2) a $500,000 Basic Insurance Amount; Type B Death Benefit; no extra benefit riders, and (3) no loans. The Short Term No-Lapse Guarantee Premium would be $1,655, which if paid at the beginning of each year from Contract issue, would provide the Short Term No-Lapse Guarantee for 8 years. The accumulated premiums at 4% less withdrawals accumulated at 4% would be $15,860. The Limited No-Lapse Guarantee premium would be $2,605, which if paid at the beginning of each year from Contract issue, would provide the Limited No-Lapse Guarantee for 40 years. However, if the individual in this example paid $1,655 annually from Contract issue for 8 years and then decided he wanted the Limited No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $28,671 at the end of year 9.
In addition, it is possible that the payment required to continue the guarantee beyond the Short Term No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment of Contract Benefits.

Decreases in Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:

(a)	The amount of the decrease must be at least equal to the minimum decrease in the Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages;

(b)	The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages;

(c)	The Contract must not be in default;

(d)	The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;

(e)	If we ask you to do so, you must send us the Contract to be endorsed;

(f)	Your Contract must not be in-force under the provisions of the Overloan Protection Rider; and

(g)	You must not have exercised the Chronic Illness option of the BenefitAccess Rider .
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. Currently, no transaction charge is being made in connection with a decrease in the Basic Insurance Amount. However, we reserve the right to charge such a fee in an amount of up to $25.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. See Tax Treatment of Contract Benefits.
It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
CONTRACT VALUES
How a Contract's Cash Surrender Value Will Vary
The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charges and less any Contract Debt plus any Additional Amount upon surrender. The Contract Fund value changes daily, reflecting:

(1)	increases or decreases in the value of the Variable Investment Option(s);

(2)	interest credited on any amounts allocated to the Fixed Rate Option;

(3)	interest credited on any loan; and

(4)	the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.
The Contract Fund value also changes to reflect the receipt of premium payments after any charges are deducted, the monthly deductions described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit. See Withdrawals, RIDERS, and Persistency Credit. Upon request, we will tell you the Cash Surrender Value of your Contract. It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance, outstanding Contract Debt, and/or any applicable surrender charge.
Persistency Credit
On each Monthly Date, if your Contract has been in-force at least 6 years and is not in default, we may credit your Contract Fund with an additional amount (“persistency credit”) for keeping your Contract in-force. The persistency credit is based on reduced costs in later Contract Years and applies to Contracts that remain in-force.
The following chart illustrates an example of a Contract with $100,000 of Contract Fund, net of outstanding loans. In this example the persistency credit is calculated using an annual rate equal to 0.25% of the Contract Fund, net of outstanding loans, but is expressed as a monthly rate to reflect that the amount is credited monthly. The credited amount will be allocated to the investment options in the same manner as premiums are allocated.

Determination of Sample Persistency Credit
Contract Fund (net of outstanding loans)	$100,000.00
Monthly Credit Rate	0.020809%
Persistency Credit Amount	$20.81
New Contract Fund (net of outstanding loans)	$100,020.81
On and following the 6th Contract Anniversary, if your Contract is in-force, we will credit your Contract Fund with the calculated amount for that Monthly Date. If your Contract is in default or has lapsed, we will not credit your Contract with the persistency credit. The calculated amount that would have been credited during the time your Contract was in default or lapsed will not be made up if your Contract is reinstated. However, if your Contract is reinstated, we will begin calculating a persistency credit on the Monthly Date following the reinstatement date. The persistency credit will not change the status of your Contract if your cash value is zero or less. No persistency credit will be calculated on the amount of any Contract loan. The persistency credit amount is not guaranteed, and we reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
Loans
You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. There is no minimum loan amount.
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, we will increase the loan amount by any unpaid interest. We charge interest at an effective annual rate of 2% for standard loans.
Any amount you borrow on or after the 10th Contract Anniversary will be considered a preferred loan. On the tenth Contract Anniversary, if the insured is living and the Contract is in-force, any existing loan amount will automatically be converted to a preferred loan. Preferred loans are charged interest at an effective annual rate of 1.05%.
When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you ask us to take the loan amount from specific Variable Investment Options and we agree, the reduction will be made in the same proportions as the value in each Variable Investment Option and the Fixed Rate Option bears to the total value of the Contract. While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund. It will be credited with interest at an effective annual rate of 1%. On each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.
The Contract Debt is the amount of all outstanding loans plus any interest accrued but not yet due. If, on any Monthly Date, the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges, the Contract will go into default. The No-Lapse Guarantee will not prevent default under those circumstances. We will notify you of a 61-day grace period, within which time you may repay all or enough of the loan to obtain a positive Cash Surrender Value and thus keep the Contract in-force. If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the Internal Revenue Service. See LAPSE AND REINSTATEMENT and Tax Treatment of Contract Benefits - Pre-Death Distributions.
If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excessive Contract Debt. See Overloan Protection Rider.
No persistency credit will be calculated on the amount of any Contract loans. See Persistency Credit.
Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract’s loan provisions, but cannot guarantee that such efforts would be successful.
A loan will not cause the Contract to lapse as long as Contract Debt does not equal or exceed the Contract Fund, less any applicable surrender charges. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits.
Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.
Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest. Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.
Loan repayments will be applied towards the loan according to when they are received. Loan interest is due on your Contract Anniversary. If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due. Any loan repayment amount exceeding the interest due is applied towards the existing principal amount.
If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount. For any repayment exceeding the principal amount, we will apply the remainder of the loan repayment towards the interest due.
When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay plus interest credits accrued on the repaid portion of the lo an since the last transaction date. We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.
Loan repayments are required when exercising either option of the BenefitAccess Rider. See BenefitAccess Rider.
Withdrawals
You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions:

(1)	We must receive a request for the withdrawal in Good Order at our Service Office.

(2)
Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.

(3)	The withdrawal amount must be at least $500.

(4)	The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.

(5)	Your Contract must not be in-force under the provisions of the Overloan Protection Rider.

(6)	You must not be receiving Benefit Payments under the BenefitAccess Rider.
We may charge an administrative processing fee for each withdrawal of up to $25. Currently, we do not charge a fee for withdrawals. A withdrawal may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the Cash Surrender Value may have tax consequences. See Tax Treatment of Contract Benefits.
Whenever a withdrawal is made, the Death Benefit may immediately be reduced by at least the amount of the withdrawal. The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge. Withdrawals from Contracts with a Type B Death Benefit or Contracts with a Type C Death Benefit, will not change the Basic Insurance Amount. However, withdrawals from Contracts with a Type A Death Benefit may require a reduction in the Basic Insurance Amount. If a decrease reduces the Basic Insurance Amount below the surrender charge threshold, a surrender charge may be deducted. See Surrender Charges. It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test. See Tax Treatment of Contract Benefits.
No withdrawal will be permitted from a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages. It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative. See Tax Treatment of Contract Benefits.
Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract. The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed. We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.
When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in-force under the No-Lapse Guarantee, since withdrawals decrease your Accumulated Net Payments. See No-Lapse Guarantee.
Withdrawals are not allowed while receiving Benefit Payments under the BenefitAccess Rider. See BenefitAccess Rider.
A Contract returned during the “free-look” period shall be deemed void from the beginning, and not considered a surrender or withdrawal.
Surrender of a Contract
You may surrender your Contract at any time for its Cash Surrender Value (referred to as Net Cash Value in the Contract) while the insured is living. To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office: the Contract, a signed request for surrender, and any tax withholding information required under federal or state law. The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits.
Additional requirements exist if you are exchanging your Contract for a new one at another insurance company. We specifically require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer. The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office. Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.
If you surrender the Contract while it is in-force, you may be eligible to receive an Additional Amount upon full surrender of the Contract for its Cash Surrender Value. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount Factor.
To be eligible for the Additional Amount, the following conditions must be met:

(a)	The Contract must not be in default;

(b)	You must ask for the surrender in a signed written request;

(c)	The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code;

(d)	You must have purchased The Rider for Payment of An Additional Amount Upon Surrender (Enhanced Cash Value Rider).
The Additional Amount will not be available for Contracts that are in default at the end of the grace period and the premium required to bring the Contract out of default has not been paid.
When Proceeds Are Paid
Generally, we will pay any Cash Surrender Value, loan proceeds, or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at the office designated to receive that request.
We may delay payment of proceeds from the Variable Investment Option(s) if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Cash Surrender Value attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest at the rate of 3% a year if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
LAPSE AND REINSTATEMENT
We will determine the value of the Contract Fund on each Monthly Date. If the Contract Fund less any applicable surrender charges is zero or less, the Contract is in default unless it remains in-force under a No-Lapse Guarantee, assuming there are no outstanding loans. See No-Lapse Guarantee. Separately, if the Contract Debt ever grows to be equal to or more than the Contract Fund less any applicable surrender charges, the Contract will be in default. Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits. We reserve the right to change the requirements to reinstate a lapsed Contract.
A Contract that ended in default may be reinstated within five years from the date of default, if the following conditions are met:

(a)	We receive a written request for reinstatement in Good Order at our Service Office;

(b)	Renewed evidence of insurability is provided on the insured;

(c)	Submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement; and

(d)	The Insured is living on the date the Contract is reinstated.
The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement.
TAXES
Tax Treatment of Contract Benefits
This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax adviser for complete information and advice.
Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract’s investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.
In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. At issue, the Contract Owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.
Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases. The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. For example, the Attained Age factors for a male, age 26, nonsmoker, range from 6.55 in the first year to 1.00 at age 121. A listing of Attained Age factors can be found on your Contract’s data pages.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation Test. Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test. The Attained Age factors under the Guideline Premium test are based on the Attained Age of the insured. For example, the Attained Age factors for an insu red age 26 range from 2.50 in t he first year to 1.00 at age 95.
The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract. In addition, the Guideline Premium Test is required for the definition of life insurance if you choose to have the Overloan Protection Rider. See Overloan Protection Rider. You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.
We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes.
Generally speaking, this means that:
• you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, or if the Contract lapses or is surrendered, and
• the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes, and
• we may refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.
Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.
The contract may not qualify as life insurance under federal tax law after the Insured has attained age 100 and may be subject to adverse tax consequences. A tax advisor should be consulted before you choose to continue the contract after the insured reaches age 100.
Pre-Death Distributions. The tax treatment of any distribution you receive before the insured’s death depends on whether the Contract is classified as a Modified Endowment Contract.
Contracts Not Classified as Modified Endowment Contracts
• If you surrender the Contract or allow it to lapse, you will be taxed on the amount you received in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.
• Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.
• Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.
• Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract’s crediting rate. Were the Internal Revenue Service to take this position, we would take reasonable steps to avoid this result, including modifying the Contract’s loan provisions.
Modified Endowment Contracts
• The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). We will notify you if a premium or a change in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options. You should first consult a tax adviser and your Pruco Life representative if you are contemplating any of these steps.
• If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
• Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.
• All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.
Investor Control. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the

Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.
Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.
Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.
BenefitAccess Rider. The benefits paid under the rider are intended to be treated as accelerated Death Benefits under the Internal Revenue Code Section 101(g)(1). Accelerated Benefit Payments due to Chronic Illness are subject to limits imposed by the federal government and any amounts received in excess of these limits are includable in gross income. Federal tax law requires that you receive a Recertification of Chronic Illness every 12 months to retain eligibility for income tax free treatment of benefits. The rider is not intended to be a qualified long term care insurance contract under section 7702B of the Internal Revenue Code nor is it intended to eliminate the need for insurance of these types. Any benefit received under the rider may impact the recipient’s eligibility for Medicaid or other government benefits. In some circumstances, accelerated benefits paid under the rider may be taxable as income. The exclusion from income tax for accelerated Death Benefits does not apply to any amounts paid to a Contract Owner other than the insured if the Contract Owner has an insurable interest with respect to the life of the insured by reason of the insured being an officer, employee or director of the Contract Owner or by reason of the insured being financially interested in any trade or business carried on by the Contract Owner. In addition, special rules apply to determine the taxability of benefits when there is more than one Contract providing accelerated benefits on account of Chronic Illness and/or other insurance policies on the insured that will pay similar benefits, and more than one Contract Owner. We do not provide tax advice. We advise you to seek the help of a professional tax advisor for assistance with any questions you may have.
Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract Owners generally cannot deduct premium payments. Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on Contract loans on Contracts for up to 20 key persons. The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or Death Benefits received under business-owned life insurance policies.
For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis. Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable contract holder. Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.
Company Taxes
Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.
The earnings of the Account are taxed as part of our operations. Currently, no charge is being made to the Account for our federal income taxes, other than the 0.75% charge for federal income taxes measured by premiums. See Premium Based Administrative Charge. We periodically review the question of a charge to the Account for our federal income taxes. We may charge such a fee in the future for any federal income taxes that would be attributable to the Contracts.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.
DISTRIBUTION AND COMPENSATION
Pruco Securities, LLC (“Pruco Securities”), an indirect wholly-owned subsidiary of Prudential Financial, acts as the principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003, under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102. Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us. The Contract is sold by registered representatives of Pruco Securities who are also our appointed insurance agents under state insurance law. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so. Pruco Securities received gross distribution revenue for its variable life insurance products of $100,714,661 in 2016, $97,551,382 in 2015, and $81,216,863 in 2014. Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,574,216 in 2016, $2,464,259 in 2015, and $2,359,868 in 2014. Pruco Securities offers the Contract on a continuous basis.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (“firms”) according to one or more schedules. The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium is equal to the first year's surrender charge (which is found in your Contract data pages) divided by the Percentage of Sales Load Target Premium at start of year one from the table in the Surrender Charges section of this prospectus. The Commissionable Target Premium will vary by issue age, sex, smoker/nonsmoker, substandard rating class, and any riders selected by the Contract Owner. For Type B Death Benefit Contracts, the Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums will vary from Contracts with Type A or Type C Death Benefit.
Broker-dealers will receive compensation of up to 122% of premiums received in the first 24 months following the Contract Date on total premiums received since issue up to the first year’s Commissionable Target Premium, up to 4.2% on premiums received in excess of the first year's Commissionable Target Premium. Broker-dealers will receive compensation up to 6% of the Commissionable Target Premium received in Contract Years two through four and up to 4% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation up to 3% on premiums received in years two through four and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
Pruco Securities registered representatives who sell the Contract are also our life insurance agents, and may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer such as conferences, trips, prizes and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.
In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and/or administrative and/or other services they provide to us or our affiliates. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
A list of the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2016) that received payment or accrued a payment amount with respect to variable product business during 2016 may be found in the Statement of Additional Information. The least amount paid or accrued and the greatest amount paid or accrued during 2016 were $1.00 and $9,126,201, respectively.
While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the Separate Account. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
LEGAL PROCEEDINGS
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages.It is possible that Pruco Life’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of Pruco Securities to perform its contract with the Separate Account; or Pruco Life's ability to meet its obligations under the Contracts.
FINANCIAL STATEMENTS
Our audited consolidated financial statements are shown in the Statement of Additional Information to this prospectus and should be considered only as bearing upon our ability to meet its obligations under the Contract.
The Account’s audited financial statements are available in the Statement of Additional Information to this prospectus.
ADDITIONAL INFORMATION
We have filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, or by telephoning (202) 551-8090, upon payment of a prescribed fee.
To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to contract owners that reside outside of the United States.
You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.
Cyber Security Risks
We provide more information about cyber security risks associated with this Contract in the Statement of Additional Information.
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS
Activities of Daily Living (ADLs) - refer to basic human functional abilities including:
1.    Bathing - which means washing oneself by sponge bath or in either a tub or shower.
2.    Continence - which means the ability to maintain control of bowel or bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for a catheter or colostomy bag.
3.    Dressing - which means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs. Dressing does not include putting on or tying shoes.
4.    Eating - which means feeding oneself by getting food into the body from a receptacle, such as a plate, cup, or table or by feeding tube or intravenously. Eating does not include preparing a meal.
5.    Toileting - which means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
6.    Transferring - which means moving into or out of a bed, chair or wheelchair. Transferring does not include the task of getting into and out of the tub or shower.
Additional Amount - An amount equal to the Contract’s surrender charge multiplied by an Additional Amount Factor, which may be payable if you surrender the Contract while it is in-force and the conditions described in Surrender of a Contract, are met.
Accumulated Net Payments - The actual premium payments you make, accumulated at an effective annual rate of 4%, less any withdrawals you make, also accumulated at an effective annual rate of 4%.
Attained Age - The insured's age on the Contract Date plus the number of years since then.

Basic Insurance Amount - The total amount of life insurance as shown in the Contract and no riders.
Benefit Payment – The periodic or lump sum payment of the accelerated benefit.
Benefit Period - Under the Chronic Illness Option of the BenefitAccess Rider, a period of time not to exceed twelve consecutive months.
Benefit Year – Under the Chronic Illness Option of the BenefitAccess Rider, a period of twelve months that begins on the Monthly Date on or following the date you have satisfied all conditions for eligibility, including Recertification. Subsequent Benefit Years will begin no earlier than the end of the current Benefit Year.
Cash Surrender Value - The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge, plus any Additional Amount upon surrender. Also referred to in the Contract as “Net Cash Value.”
Chronically Ill – An insured has been certified by a Licensed Health Care Practitioner as the following:
1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living (“ADLs”) for a period of at least 90 days due to a loss of functional capacity; or
2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a Severe Cognitive Impairment; and
3. needing services pursuant to a Licensed Health Care Practitioner’s Plan of Care as set forth in Written Certification or Re-certification; and
4. is not expected to recover from the Chronic Illness.

Contract - The variable universal life insurance Contract described in this prospectus.
Contract Anniversary - The same date as the Contract Date in each later year.
Contract Date - The date the Contract is effective, as specified in the Contract.
Contract Debt - The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund - The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner - You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.
Daily Benefit Limit Compound Rate - An interest rate used in conjunction with the Initial Daily Benefit Limit for determining the maximum monthly benefit payable under the Chronic Illness Option of the BenefitAccess Rider.
Death Benefit - If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.
Fixed Rate Option - An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%. Also referred to in the Contract as fixed investment option.
Fund/Portfolio/Variable Investment Options - These are terms that may be used interchangeably and represent the underlying investments held in the Separate Account which you may select for your Contract.
Good Order - An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.
Initial Daily Benefit Limit – The per diem limit in effect on the Contract Date and used in the calculation of the maximum monthly benefit payable under the Chronic Illness Option of the BenefitAccess Rider.
Licensed Health Care Practitioner – A physician (as defined in section 1861(r)(1) of the Social Security Act), or any registered nurse, licensed social worker, or other individual whom the United States Secretary of the Treasury may prescribe by regulation. The Licensed Health Care Practitioner must be acting within the scope of his/her license when providing a certification that the insured is Chronically Ill. May not be the insured, the Contract Owner, or a family member of the insured or Contract Owner.
Licensed Physician - A physician (as defined in section 1861(r)(1) of the Social Security Act). The Licensed Physician must be acting within the scope of his/her license when providing a certification that the insured is Terminally Ill. May not be the insured, the Contract Owner, or a family member of the insured or Contract Owner.
Lifetime Benefit Amount - The maximum amount that can be accelerated during the lifetime of the insured under the Chronic Illness Option of the BenefitAccess Rider. For purposes of Benefit Payments, it is fixed at time of initial claim.
Limited No-Lapse Guarantee Premiums - Premiums that, if paid at the beginning of each Contract Year, will keep a Type A or a

Contract with a Type B (variable) Death Benefit in-force until the insured's Attained Age 75, or if later, during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.
Maximum Monthly Benefit Payment – The maximum amount that may be paid to you on a monthly basis once a claim has been approved under the Chronic Illness Option of the BenefitAccess Rider. This payment amount will be recalculated at the beginning of every Benefit Year.
Monthly Benefit Percent - A factor used in the calculation of the Maximum Monthly Benefit Payment and the maximum allowable percentage of the Lifetime Benefit Amount that may be paid in a given month under the Chronic Illness Option of the BenefitAccess Rider.
Monthly Date - The Contract Date and the same date in each subsequent month.
No-Lapse Guarantee - Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse for a specified duration and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.
Payment Office - The office at which we process premium payments, loan payments, and payments to bring your Contract out of default. Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office. Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office. There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Plan of Care – A written plan for care designed especially for a Chronically Ill individual by a Licensed Health Care Practitioner. The Plan of Care should recommend the frequency and type of Services most suitable to meet the Chronically Ill individual’s need for substantial assistance or substantial supervision and the most appropriate type of providers for such Services.
Pruco Life Insurance Company - Pruco Life, us, we, our. The company offering the Contract.
Recertification – Written and signed documentation completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured continues to be Chronically Ill. Recertification must be received prior to the start of each Benefit Year following the initial Benefit Year in order to continue receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider. The Written Certification must also include due proof of the insured’s continued Chronic Illness.
Sales Load Target Premium - A premium that is used to determine sales load based on issue age and rating class of the insured, and any extra risk charges or riders, if applicable.
Separate Account - Amounts under the Contract that are allocated to the Fund held by us in a Separate Account called the Pruco Life Variable Universal Account (the "Account" or the "Registrant"). The Separate Account is set apart from all of our general assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life Insurance Company conducts.
Service Office - The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests. Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 18176. Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our Service Office. Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means. There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Services – The necessary diagnostic, preventive, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services which are required by a Chronically Ill individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.
Severe Cognitive Impairment – A loss or deterioration in intellectual capacity that is (a) comparable to and includes Alzheimer’s disease and similar forms of irreversible dementia, and (b) measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s (i) short-term or long-term memory, (ii) orientation as to people, places, or time, and (iii) deductive or abstract reasoning.
Short Term No-Lapse Guarantee Premiums -Premiums that, if paid at the beginning of each Contract Year, will keep the Contract in-force during the first eight Contract Years (six Contract Years for issue ages 60 and above), regardless of investment performance and assuming no loans or withdrawals.
Substantial Assistance – Hands-on assistance and standby assistance.

1.	Hands-on assistance is the physical assistance of another person without which the individual would be unable to perform the Activity of Daily Living.

2.
Standby assistance is the presence of another person within arm’s reach of the individual that is necessary to prevent, by physical intervention, injury to the individual while performing the Activity of Daily Living.

Substantial Supervision – Requiring continual supervision by another person to protect the individual from threats to health or safety due to Severe Cognitive Impairment and may include cueing by verbal prompting, gestures, or other similar demonstrations.
Terminally Ill – The insured has a medical condition that is reasonably expected to result in the insured’s death within six months or less.
Valuation Period - The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).
Written Certification – For Terminal Illness, a signed statement completed by a Licensed Physician, at your or the insured’s expense, certifying that the insured is Terminally Ill. For Chronic Illness, Written Certification means a signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill and is not expected to recover from the Chronic Illness condition. The Written Certification must also include due proof of the insured’s Terminal Illness or Chronic Illness.

To Learn More About PruLife® Custom Premier II

The Statement of Additional Information (SAI) is legally a part of this prospectus, both of which are filed with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, Registration No. 333-112808. The SAI contains additional information about the Pruco Life Variable Universal Account. All of these filings can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 551-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the PruLife® Custom Premier II SAI, material incorporated by reference, and other information about us. Copies of these materials can also be obtained, upon payment of duplicating fees, from the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549.
You can call us at 1-800-944-8786 to ask us questions, request information about the Contract, and obtain copies of the SAI, and personalized illustrations, without charge, or other documents. You can also view the SAI located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us at:
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

Investment Company Act of 1940: Registration No. 811-05826

Appendix A: State Availability or Variations of Certain Features and Riders

State	Rider or Feature	Availability or Variation
CA	Allocation of Premiums Transfers/Restrictions on Transfers
The sections Allocation of Premiums and Transfers/Restrictions on Transfers are modified to include the following:

If you are age 60 or older at issue, unless you ask us otherwise, we will allocate all net premiums into the money market investment option until 30 days after you receive this Contract. At the end of that day (unless you ask us otherwise) we will re-allocate the amount in the money market investment option in accordance with your current premium allocation.

CA	Canceling the Contract (“Free-Look”)
The section Canceling the Contract is modified to include the following:

If you are age 60 or older at issue, you may return the Contract for a refund within 30 days after you receive it. Your refund amount will depend on whether or not you directed us to allocate your invested premium outside of the money market investment option during this period.

If you did not direct us to allocate net premiums outside of the money market investment option, you will receive a refund of all premium payments made and any charges deducted or fees paid, less any applicable federal and/or state income tax withholding.

If you did direct us to allocate net premiums outside of the money market investment option, you will receive a refund of the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or fees paid, less any applicable federal and/or state income tax withholding.

A Contract returned according to this provision shall be deemed void from the beginning.

i

CA	BenefitAccess Rider
The following is added:

RIGHT TO CANCEL:
You may return the rider for a refund within 30 days after you receive it.

Written Consent:
You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract authorizing the acceleration of the Contract’s Death Benefit.

Conditions for Eligibility of Benefit Payments are hereby deleted and replaced with the following:

Terminal Illness Option

You are eligible to receive an accelerated death benefit under the Terminal Illness Option when the following conditions have been met:

(a)    The contract must be in force and the insured must be living;
(b)    You must provide Written Certification by a Licensed Health Care Practitioner that the insured's life expectancy is 12 months or less.

Chronic Illness Option

You are eligible to receive an accelerated death benefit under the Chronic Illness Option when the following conditions have been met:

(a)    The Contract must be in-force and the insured must be living;
(b)    We must receive proof that a Licensed Health Care Practitioner has certified, in writing, that the insured is Chronically Ill and not expected to recover during the insured's lifetime;
(c)        We must receive authorization from the insured to obtain copies of any relevant medical records that we require;
(d)    You must not have received a Benefit Payment under the Terminal Illness Option.

You may select your own Licensed Health Care Practitioner to certify that the insured is Chronically Ill. We will send you a form that your
Licensed Health Care Practitioner must complete and return to us. The certification must occur on or after the Contract effective date. We reserve the right to verify that all of the conditions of eligibility have been satisfied and to determine if the insured is eligible for benefits.

An independent Licensed Health Care Practitioner shall certify that the insured is Chronically Ill. In order to be considered "independent", a Licensed Health Care Practitioner shall not be an employee of the insurer and shall not be compensated in any manner that is linked to the outcome of the certification. If the insured is not personally examined by a Licensed Health Care Practitioner and a determination is made that the insured is not Chronically Ill, we will notify you of the right to obtain a second assessment by a Licensed Health Care Practitioner, upon request, who shall personally examine the insured.

Approximately ninety days prior to the end of each Benefit Year, we will send you a request for Recertification, which must be completed and returned to us prior to the start of the next Benefit Year to satisfy us that the insured continues to be eligible for Benefit Payment. You will be notified if you continue to be eligible for Benefit Payments. If we do not receive Recertification prior to the end of the Benefit Year, any subsequent request will be treated as a new claim.

The following is added to Benefit Payments:

Terminal Illness Option

We reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option.

Chronic Illness Option

You may choose to receive a single, lump-sum Benefit Payment. If you choose to accelerate the entire Death Benefit, the Contract and all other benefits on the life of the insured will end and any Rider for Level Term Insurance Benefit on Dependent Children will become paid up.

The single, lump-sum payment will equal the Death Benefit Amount multiplied by the discount factor, and will never be less than the Contract Fund less any Contract Debt. Generally, any amount received over the IRS limits will be taxable. If there is an outstanding loan at the time the single lump-sum payment is made, a portion of the Benefit Payment will be used to repay the loan.

The discount rate used to determine the present value will be based on the insured life expectancy at the time the payment is made and will not exceed the greater of (1) the current yield on 90-day federal treasury bills, or (2) the current maximum statutory adjustable contract loan interest rate.

The last paragraph under When Benefit Payments End is hereby deleted and replaced with the following:

If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements and the Lifetime Benefit Amount has not been exhausted.

Item 8 for the Chronic Illness Option under Impact of Rider Benefits on Contract and Riders is hereby deleted and replaced with the following:

(8)     While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund will be waived. Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect. If you have an outstanding loan, interest on the loan will continue to be accrued.

Items 1, 3, 4, and 6 in the definition of Activities of Daily Living in the Definitions of Special Terms Used in This Prospectus are replaced with the following:

1. Bathing - which means washing oneself by sponge bath or in either a tub or shower, including the act of getting into or out of a tub or shower.
3. Dressing - which means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
4. Eating - which means feeding oneself by getting food into the body from a receptacle, such as a plate, cup, or table or by feeding tube or intravenously.
6. Transferring - which means the ability to move into or out of a bed, chair or wheelchair.

Item 3 in the definition of Chronic Illness in the Definitions of Special Terms Used in This Prospectus is deleted.

The definition of Licensed Health Care Practitioner in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

A physician, registered nurse, licensed social worker, or other individual whom the United States Secretary of the Treasury may prescribe by regulation. May not be the insured, the Contract Owner, the insured’s or Contract Owner's (if different than insured) spouse or domestic partner and their children, stepchildren, brothers, sisters, and their respective spouses or domestic partners and children; parents or grandparents of either the insured or Contract Owner or the insured’s or Contract Owner's spouse or domestic partner and their children, stepchildren, brothers, sisters, and their respective spouses or domestic partners and children.

The definition of Per Diem Limitation is hereby added to the Definitions of Special Terms Used in This Prospectus:

A maximum allowable amount declared annually by the Internal Revenue Service for Chronic Illness payments under section 7702B of the Internal Revenue Code.

The definition of Recertification in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

Written documentation completed by a Licensed Health Care Practitioner certifying that the insured continues to be Chronically Ill. Recertification must be received prior to the start of each Benefit Year following the initial Benefit Year in order for you to continue receiving benefit payments under the Chronic Illness Option of the BenefitAccess Rider.

The definition of Severe Cognitive Impairment in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

A loss or deterioration in intellectual capacity that is (a) comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia, and (b) measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s (i) short-term or long-term memory, (ii) orientation as to people, places, or time, and (iii) deductive or abstract reasoning.

The definition of Substantial Assistance in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

Hands-on assistance and standby assistance. Hands-on assistance means the physical assistance of another person without which the individual would be unable to perform the activity of daily living. Standby assistance means the presence of another person within arm’s reach of the individual that is necessary to prevent, by physical intervention, injury to the individual while the individual is performing the Activity of Daily Living (such as being ready to catch the individual if the individual falls while getting into or out of the bathtub or shower as part of bathing, or being ready to remove food from the individual’s throat if the individual chokes while eating).

The definition of Substantial Supervision in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

Requiring continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).

The definition of Terminally Ill in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

The insured has a medical condition that is reasonably expected to result in the insured’s death within 12 months or less.

The definition of Written Certification in the Definitions of Special Terms Used in This Prospectus is replaced with the following:

Written documentation completed by a Licensed Health Care Practitioner certifying that the insured is Terminally Ill or Chronically Ill.

Any reference to Plan of Care in the Definitions of Special Terms Used in this Prospectus is hereby deleted.

Any reference to Services in the Definitions of Special Terms Used in this Prospectus is herby deleted.

CA	Enhanced Disability Benefit Rider
The description of the Enhanced Disability Benefit Rider under Charges for Optional Rider Coverage is hereby deleted and replaced with the following:

Enhanced Disability Benefit Rider - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled. The current charge is based on issue age, sex, and underwriting classification of the insured. The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 65th birthday. The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.

The description of the Enhanced Disability Benefit Rider under Other Optional Riders is hereby deleted and replaced with the following:

Enhanced Disability Benefit Rider - The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract if the insured is totally disabled, as defined in the benefit provision. The rider coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday. For total disability occurring on or after the first Contract Anniversary following the insured’s 60th birthday, payments will only be made until the month before the first Contract Anniversary following the insured’s 65th birthday and while the insured remains totally disabled. This rider is not available on Contracts with a Type C Death Benefit or with Contracts that include the BenefitAccess Rider.

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CA	Living Needs BenefitSM Rider (applicable to rider form number ORD 87241-2016 CA)
The Nursing Home Option is not available.

The description of the Living Needs BenefitSM Rider under Other Optional Riders is modified to replace the Terminal Illness Option paragraph (fifth paragraph) with the following:
The Terminal Illness Option is available on the Living Needs BenefitSM Rider when a Licensed Physician certifies the insured as Terminally Ill with a life expectancy of 12 months or less. When that evidence is provided and confirmed by us, we will pay as a Living Needs BenefitSM an accelerated payment of the entire adjusted Death Benefit or a one-time payment of a partial amount.

CT	Exchange of Contract
Within eighteen months of the issue date, you may exchange this Contract for a new contract of fixed benefit insurance on the insured's life. You will not have to prove to us that the insured is insurable. When we use the term “new contract” we mean the contract for which this Contract may be exchanged.

Your right to make this exchange is subject to all these conditions: (1) You must ask for the exchange in writing in a form that meets our needs. (2) You must surrender the Contract to us. (3) We must have your request in Good Order and the Contract at our Service Office while the Contract is in-force and has not lapsed. (4) You must pay back any Contract debt under this contract, to the extent it may exceed the loan value of the new contract. (5) You must pay any other charges required for the exchange.

The exchange date will be the later of: (1) the date we receive the Contract and your request in Good Order at our Service Office; and (2) the date we receive the payment, if any, required for the exchange. The new contract will take effect on the exchange date only if the insured is then living. If the new contract takes effect, the Contract will end just before the exchange date.

The new contract will be a fixed benefit individual life plan we or our parent company, The Prudential Insurance Company of America, would regularly issue on that date for the same rating class, amount, issue age and sex. It will have a Basic Insurance Amount equal to the Basic Insurance Amount of this one. It will have the same Contract date and issue age as this Contract and be in the same rating class.

There will be a charge or allowance for the exchange. We compute two amounts, A and B, as described below. If A exceeds B, then the difference is the charge we require for the exchange. If B exceeds A, then the difference is the allowance we grant for the exchange.

•    A is the accumulation, at 6%, of the new contract's premium from their due dates to the exchange date.
•    B is this Contract's Cash Surrender Value on the exchange date plus the premium adjustments and monthly charges deducted under this Contract for the Contract and any benefit that is in both contracts.

CT	BenefitAccess Rider
Under Conditions for Eligibility of Benefit Payments for the Terminal Illness Option, (f) is replaced with the following:

(f)    We reserve the right to set a minimum on the amount of the Death Benefit you may exercise under the option of no more than 25% of the Basic Insurance Amount of the Contract.

Under Conditions for Eligibility of Benefit Payments for the Chronic Illness Option, (c) is replaced with the following:

(c)    We must receive Written Certification by a Licensed Health Care Practitioner, prior to the start of every Benefit Year, that the insured is Chronically Ill and has been confined for at least six months in the insured’s place of residence or any institution that provides the necessary services, and is expected to remain there for the rest of his or her life;

Under Conditions for Eligibility of Benefit Payments for the Chronic Illness Option, the following paragraph is deleted:

“We reserve the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured, which may include examination or tests by a Licensed Health Care Practitioner of our choice, while a claim is pending or during a Benefit Period, to ensure that the insured is Chronically Ill. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.”

Under Benefit Payments for the Terminal Illness Option, item (3) is replaced with the following:

(3) an interest rate no greater than the statutory maximum policy loan interest rate at the time the benefit is accelerated.

The definition of Licensed Health Care Practitioner in the Definitions of Special Terms Used in This Prospectus includes Advanced Practice Registered Nurse.

Any reference to Plan of Care in the Definitions of Special Terms Used in This Prospectus is deleted.

CT	Living Needs BenefitSM Rider
The Nursing Home Option is not available.

Only a partial acceleration of the Death Benefit is allowed. The maximum amount that may be accelerated is 75%.

Certification of Terminal Illness can be performed by a licensed physician or Advanced Practice Registered Nurse.

The following sentence is deleted:

“No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.”

The definition of Licensed Health Care Practitioner in the Definitions of Special Terms Used in This Prospectus includes Advanced Practice Registered Nurse.

DC	Living Needs BenefitSM Rider	The Nursing Home Option is not available.
FL	BenefitAccess Rider	Fee for exercising the Terminal Illness Option is $100. The term Licensed Health Care Practitioner is replaced with Licensed Physician.
FL	Living Needs BenefitSM Rider	Fee for exercising the rider is $100. The Nursing Home Option is not available.

KY	Living Needs BenefitSM Rider
The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all of the Contract's Death Benefit, adjusted to reflect current value. Partial acceleration of the Death Benefit is not allowed.

MA	Accidental Death Benefit Rider	Not available.
MA	Living Needs BenefitSM Rider	The Nursing Home Option is not available.
MI	Living Needs BenefitSM Rider	The Nursing Home Option is referred to as “Option A” and the Terminal Illness Option is referred to as “Option B.”
MN	Living Needs BenefitSM Rider	Unless converting from a Contract with an existing rider, the rider is not available for the first Contract Year for insureds 65 and older.
MT	Unisex Rates	Unisex rates apply. Any reference to sex throughout the prospectus is not applicable.
ND	Suicide Exclusion
Generally, if the insured, whether sane or insane, dies by suicide within one year from the Contract Date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals.

NM	Accidental Death Benefit Rider	A death resulting from injury must occur no more than 180 days after the injury.
OH	Living Needs BenefitSM Rider
The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all of the Contract's Death Benefit, adjusted to reflect current value. Partial acceleration of the Death Benefit is not allowed.

PA	Accidental Death Benefit Rider	The following sentence is deleted: “A death resulting from injury must occur no more than 90 days after the injury.”
OR	Accidental Death Benefit Rider	A death resulting from injury must occur no more than 180 days after the injury.
UT	Accidental Death Benefit Rider	A death resulting from injury must occur no more than 180 days after the injury.
WA	Accidental Death Benefit Rider	A death resulting from injury must occur no more than one year after the injury.
WA	Living Needs BenefitSM Rider	Not available.

PART B:
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
The date of this Statement of Additional and of the related prospectuses is May 1, 2017 .
Pruco Life Variable Universal Account (the Account)
Pruco Life Insurance Company
PruLife® Custom Premier II
VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS
This Statement of Additional Information is not a prospectus. Please review the PruLife® Custom Premier II prospectus (the “prospectus”), which contains information concerning the Contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-944-8786. You can also view the Statement of Additional Information located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us. The defined terms used in this Statement of Additional Information are as defined in the prospectus.
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

GENERAL INFORMATION AND HISTORY
Description of Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company founded on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all s tates except New York.
Control of Pruco Life Insurance Company
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company founded on October 13, 1875, under the laws of the state of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company for financial services businesses offering wide range of insurance, investment management, and other financial products and services. The principal Executive Office of each of Prudential and Prudential Financial is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.
Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) is a wholly-owned subsidiary of Pruco Life. Pruco Life and Pruco Life of New Jersey’s principal Executive Office is 213 Washington Street, Newark, New Jersey 07102.
As Pruco Life’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the Contract.
State Regulation
Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.
Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.
In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions, a separate statement with respect to the operations of all of its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.
Records
We maintain all records and accounts relating to the Account at our Principal Executive Office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.
Services and Third Party Administration Agreements
Pruco Life and Prudential have entered into a Service Agreement pursuant to which Prudential furnishes to Pruco Life various services, including preparation, maintenance, and filing of accounts, books, records, and other documents required under federal or state law, and various other accounting, administrative, and legal services, which are customarily performed by the officers and employees of Prudential. Pruco Life reimburses Prudential for its costs in providing such services. Under this Agreement, Pruco Life has reimbursed Prudential $134,323,229 in 2016, $115,795,950 in 2015, and $86,644,753 in 2014, of which the life business accounted for $40,178,302, $35,996,482, and $23,446,978, respectively.
Under this Agreement, Prudential furnishes Pruco Life the same administrative support services that it provides in the operation of its own business with regard to the payment of death claim proceeds by way of Prudential’s Alliance Account. As soon as the Pruco Life death claim is processed, the beneficiaries are furnished with an information kit that describes the settlement option and a check book on which they may write checks.
Our individual life reinsurance treaties covering PruLife® Custom Premier II Contracts provide for the reinsurance of the mortality risk on a Yearly Renewable Term basis. Reinsurance is on a first-dollar quota share basis, with Pruco Life retaining 10% of the face amount, up to a limit of $100,000 per Contract, and the remainder is reinsured by Prudential. Prudential then reinsures some portion of this business with various reinsurers.
TransCentra, Inc. ("TransCentra") is a billing and payment services provider for Prudential, Pruco Life, and Pruco Life of New Jersey. TransCentra received $1,507,087 in 2016, $1,620,970 in 2015, and $1,718,271 in 2014 from Prudential for services rendered. TransCentra's principal business address is 4855 Peachtree Industrial Blvd, STE 245, Norcross, GA 30092.
Cyber Security
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are

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heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
INITIAL PREMIUM PROCESSING
In general, the invested portion of the minimum initial premium will be placed in the Contract Fund as of the later of the Contract Date and the date we receive the premium in Good Order.
Upon receipt of a request for life insurance from a prospective Contract Owner, Pruco Life will follow certain insurance underwriting (i.e., evaluation of risk) procedures designed to determine whether the proposed Insured is insurable. The process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Insured before a determination can be made. A Contract cannot be issued, (i.e., physically issued through Pruco Life’s computerized issue system) until this underwriting procedure has been completed.
These processing procedures are designed to provide temporary life insurance coverage to every prospective Contract Owner who pays the minimum initial premium at the time the request for coverage is submitted, subject to the terms of the Limited Insurance Agreement. Since a Contract cannot be issued until after the underwriting process has been completed, we will provide temporary life insurance coverage through use of the Limited Insurance Agreement. This coverage is for the total Death Benefit applied for, up to the maximum described by the Limited Insurance Agreement.
The Contract Date is the date specified in the Contract. This date is used to determine the insurance age of the proposed insured. It represents the first day of the Contract Year and therefore determines the Contract Anniversary and Monthly Dates. It also represents the commencement of the suicide and contestable periods for purposes of the Basic Insurance Amount.
If the minimum initial premium is paid with the application and no medical examination is required, the Contract Date will ordinarily be the date of the application. If a delay is encountered (e.g., if a request for further information is not met promptly), generally, the Contract Date will be 21 days prior to the date on which the Contract is physically issued. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed, subject to the same qualification as that noted above.
If the premium paid with the application is less than the minimum initial premium, the Contract Date will be determined as described above. The balance of the minimum initial premium amount will be applied as of the later of the Contract Date and the date premiums were received in Good Order.
If no premium is paid with the application, the Contract Date will be the Contract Date stated in the Contract, which will generally be the date the minimum initial premium is received in Good Order from the Contract Owner and the Contract is delivered.
There is one principal variation from the foregoing procedure. If permitted by the insurance laws of the state in which the Contract is issued, the Contract may be backdated up to six months.

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In situations where the Contract Date precedes the date that the minimum initial premium is received, charges due prior to the initial premium receipt date will be deducted immediately after the net premium has been applied to the Contract Fund.
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS
Legal Considerations Relating to Sex-Distinct Premiums and Benefits
The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.
How a Type A (Fixed) Contract's Death Benefit Will Vary
There are three types of Death Benefit available under the Contract: (1) Type A, a generally fixed Death Benefit; (2) Type B, a variable Death Benefit; and (3) Type C, a return of premium Death Benefit. A Type C (return of premium) Death Benefit generally varies by the amount of premiums paid, a Type B (variable) Death Benefit varies with investment performance, and a Type A (fixed) Death Benefit does not vary unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.
Under the Type A (fixed) Contract, the Death Benefit is generally equal to the Basic Insurance Amount, before the reduction of any Contract Debt. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where we will increase the Death Benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt, the Death Benefit of a Type A (fixed) Contract will always be the greater of:

(1)	the Basic Insurance Amount; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the Attained Age factor that applies.
A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates at different ages how the Attained Age factor affects the Death Benefit for different Contract Fund amounts. The table assumes a $250,000 Type A (fixed) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.
Type A (Fixed) Death Benefit

If		Then
The insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$ 25,000 $ 75,000 $100,000	4.04 4.04 4.04	101,000 303,000 404,000	$250,000 $303,000* $404,000*
60 60 60	$ 75,000 $125,000 $150,000	2.11 2.11 2.11	158,250 263,750 316,500	$250,000 $263,750* $316,500*
80 80 80	$150,000 $200,000 $225,000	1.32 1.32 1.32	198,000 264,000 297,000	$250,000 $264,000* $297,000*
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the insured has reached the age of 60, and the Contract Fund is $150,000, the Death Benefit will be $316,500, even though the Basic Insurance Amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $2.11. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by

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more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type B (Variable) Contract's Death Benefit Will Vary
Under the Type B (variable) Contract, while the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount, before the reduction of any Contract Debt, but will also vary immediately after it is issued, with the investment results of the selected Variable Investment Options. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt, the Death Benefit of a Type B (variable) Contract will always be the greater of:

(1)	the Basic Insurance Amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the Attained Age factor that applies.
For purposes of computing the Death Benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $250,000 Type B (variable) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.
Type B (Variable) Death Benefit

If		Then
The insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$ 25,000 $ 75,000 $100,000	4.04 4.04 4.04	101,000 303,000 404,000	$275,000 $325,000 $404,000*
60 60 60	$ 75,000 $125,000 $150,000	2.11 2.11 2.11	158,250 263,750 316,500	$325,000 $375,000 $400,000
80 80 80	$150,000 $200,000 $225,000	1.32 1.32 1.32	198,000 264,000 297,000	$400,000 $450,000 $475,000
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the insured has reached the age of 40, and the Contract Fund is $100,000, the Death Benefit will be $404,000, even though the Basic Insurance Amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $4.04. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type C (Return of Premium) Contract’s Death Benefit Will Vary
For Contracts issued on Contract Forms VUL-2004, VUL-2005, and VUL-2008, under the Type C (return of premium) Contract, while the Contract is in-force, the Death Benefit will vary by the amount of premiums paid, less any withdrawals, both accumulated with interest at the rate(s) chosen by the Contract Owner and shown in the Contract data pages. The interest rate will range from 0% to 8%; in ½% increments. For Type C Contracts issued on Contract Forms VUL-2013, VUL-2014, VUL-2015, ICC14 VUL-2014, and ICC15 VUL-2015, the total premiums, less withdrawals, is not accumulated with interest. (Contract Form numbers may be followed by a state and/or other code. Your Contract's form number is located in the lower left-hand corner on the first page of your Contract.)
For all Contracts, the Death Benefit on a Type C Contract is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount (the sum of the initial Basic Insurance Amount plus any initial Target Term Rider coverage amount) multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. Unlike Type A and Type B

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Contracts, the Death Benefit of a Type C Contract may be less than the Basic Insurance Amount in the event total withdrawals are greater than total premiums paid.
Assuming no Contract Debt, the Death Benefit of a Type C (return of premium) Contract will always be the lesser of:

(1)
the Basic Insurance Amount plus the total premiums paid into the Contract less any withdrawals, both accumulated with interest at the rate(s) displayed in the Contract data pages (for Contracts issued on Contract Forms VUL-2013, VUL-2014, VUL-2015, ICC14 VUL-2014, and ICC15 VUL-2015, the rate is zero and is not displayed in the Contract data pages); and

(2)
the Basic Insurance Amount plus the Contract Fund before deduction of any monthly charges due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both found in the Contract Limitations section of the Contract data pages.

However, if the product of the Contract Fund, before any monthly charges, multiplied by the Attained Age factor is greater than either (1) or (2), described above, then it will become the Death Benefit.
A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $250,000 Type C (return of premium) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.
Type C (Return of Premium) Death Benefit

If			Then
the insured is age	and the Contract Fund is	and the premium paid less any withdrawals is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$25,000 $75,000 $100,000	$15,000 $60,000 $80,000	4.04 4.04 4.04	101,000 303,000 404,000	$265,000 $310,000 $404,000*
60 60 60	$75,000 $125,000 $150,000	$ 60,000 $100,000 $125,000	2.11 2.11 2.11	158,250 263,750 316,500	$310,000 $350,000 $375,000
80 80 80 80*** 80***	$150,000 $200,000 $225,000 $250,000 $250,000	$125,000 $150,000 $175,000 $500,000 $600,000	1.32 1.32 1.32 1.32 1.32	198,000 264,000 297,000 330,000 330,000	$375,000 $400,000 $425,000 $750,000 $750,000
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.
***Illustrates the effect of a Type C Benefit Factor = 1.

This means, for example, that if the insured has reached the age of 40, and the premiums paid less any withdrawals equals $80,000, the Death Benefit will be $404,000, even though the Basic Insurance Amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $4.04. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
Reports to Contract Owners
Once each year, we will send you a statement that provides certain information pertinent to your Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.
You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

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UNDERWRITING PROCEDURES
When you express interest in obtaining insurance from us, you may apply for coverage in one of two ways, via a paper application or through our Worksheet process. When using the paper application, a registered representative completes a full application and submits it to our underwriting unit to commence the underwriting process. A registered representative may be an agent/broker who is a representative of Pruco Securities, LLC (“Pruco Securities”), a broker dealer affiliate of Prudential, or in some cases, a broker dealer not directly affiliated with Prudential.
When using the Worksheet process, a registered representative typically collects enough applicant information to start the underwriting process. The representative will submit the information to our New Business Department to begin processing, which includes scheduling a direct call to the applicant to obtain medical information, and to confirm other data.
Regardless of which of the two underwriting processes is followed, once we receive the necessary information, which may include doctors’ statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
ADDITIONAL INFORMATION ABOUT CHARGES
Charges for Increases in Basic Insurance Amount
Each time you increase your Basic Insurance Amount, we will send you new Contract data pages showing the amount and effective date of the change and the recomputed charges, values, and limitations. No transaction charge is currently being made in connection with an increase in Basic Insurance Amount. However, we reserve the right to make such a charge in an amount of up to $25.
The Sales Load Target Premium is calculated separately for each Coverage Segment. When premiums are paid, each payment is allocated to each Coverage Segment based on the proportion of the Sales Load Target Premium in each segment to the total Sales Load Target Premiums of all segments. Currently, the sales load charge for each Coverage Segment is equal to 4% of premiums paid in Contract years one through four and 3% in Contract years five though 10 of the premiums paid in each Contract year up to the Sales Load Target Premium and 3.5% of premiums paid in excess of this amount in Contract years one through four and 2.5% in Contract years five through 10.
Increases in the Basic Insurance Amount are not allowed on Contract Forms VUL-2014, ICC14 VUL-2014, VUL-2015, and ICC15 VUL-2015. (Contract Form numbers may be followed by a state and/or other code. Your Contract's form number is located in the lower left-hand corner on the first page of your Contract.)
ADDITIONAL INFORMATION ABOUT CONTRACTS IN DEFAULT
When your Contract is in default, no part of your Contract Fund is available to you. Consequently, you are not able to take any loans, partial withdrawals or surrenders, or make any transfers among the investment options. In addition, during any period in which your Contract is in default, you may not change the way in which subsequent premiums are allocated or increase the amount of your insurance by increasing the Basic Insurance Amount of the Contract.
DISTRIBUTION AND COMPENSATION
In an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and / or administrative and / or other services they provide to us or our affiliates. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
Pruco Life makes these promotional payments directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The list below provides the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2016) that received payment or accrued a payment amount with respect to variable product business during 2016. The least amount paid or accrued and the greatest amount paid or accrued during 2016 were $1.00 and $9,126,201, respectively.
Names of Firms:
1st Global Capital Corporation, 1st Global Ins Svs Inc, 1st Global Insurance Agency Of MA Inc, 3 Mark Equities Inc (J Clay), Adam J Brodman, Agency Services Of Ar Inc, Allstate Financial Services LLC, American General Ins Agency Inc, American Express Ins Agency Of MA Inc,

7

American Express Ins Agency Of TX Inc, American General Insurance Agency Inc, American Independent Securities Group LLC, American Investors Co, American Portfolios Financial Services Inc, Ameriprise Financial Center, Ameriprise Financial Services Inc, Ameritas Investment Corporation, Aon Consulting Inc, Arlington Securities Inc, Arvest Insurance Inc, Associated Securities Corp, Associates Diversified Brokerage Inc, Ausdal Financial Partners Inc, Avisen Securities Inc, AXA Network LLC, Ayco Services Ins Agency Inc (K Oster), Baird Insurance Services Incorporated, BB & T Insurance Services Inc, Bb & T Investments Services Inc, BBVA Compass Insurance Agency Inc, BCG Securities Inc, Benefit Funding Services LLC, Benjamin F Edwards & Company Inc, Berthel Fisher & Co Fin Svcs Inc, Berthel Fisher & Company Insurance Inc, Broker Dealer Financial Services, Broker Dealer Financial Services Corp, Brokers International Financial Services, Brooklight Place Securities Inc, Cadaret Grant & Co Inc, Cadaret Grant Ins Agency Of Ohio Inc, Calton & Associates Inc, Cambridge Investment Research Inc, Capital Financial Services Inc, Capital Investment Group Inc , Capital Synergy Partners Inc, Carolinas Investment Consulting LLC, Cbiz Benefits & Ins Svs Inc, CC Services Inc, Centara Capital Securities Inc, Centaurus Financial Inc, Centaurus Texas Inc, Centerre Capital LLC, CES Insurance Agency Inc, Ces Insurance Agency Of TX Inc, Cetera Advisor Networks LLC, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, CFD Investments Inc, Chase Insurance Agency Inc, Cig Risk Management Inc, Citigroup Life Agency LLC, Citizens Securities Inc, Clark Consulting Inc, Clark Securities Inc, Client One Securities LLC, CMS Investment Resources LLC, Colorado Financial Group Inc, Comerica Insurance Services Inc, Commonwealth Financial Network, Communityamerica Financial Solutions LLC, Comprehensive Asset Management & Servicing Inc, Comprehensive Brokerage Services Inc, Coordinated Capital Securities, Coordinated Capital Securities Inc, Cps Financial & Insurance Services Inc, Crown Capital Ins Agency Of NV Inc, Crown Capital Insurance Agency LLC, Crown Capital Securities LP (T Burns), Curtis Insurance LLC (E Searfoss), Cuso Financial Services Inc, Cutter & Company Brokerage Inc, Daniel L Prosser, Dempsey Fin Network Inc, Edward D Jones & Company LP, Edward Jones Ins Agency Of CA LLC, Edward Jones Ins Agency Of MA LLC, Edward Jones Ins Agency Of NM LLC, Edward Jones Ins Agency Of OH LLC, Enterprise General Ins Agency Inc, Enterprise Securities Company, Equity Services Inc, Essex Financial Services Inc, Executive Ins Agency Inc, Fasi Of TX Inc, FBL Marketing Services LLC, Fifth Third Insurance Agency Inc, Fifth Third Securities Inc, Financial Planning Consultants, Financial Telesis Inc, Financial West Group, Financial West Investment Group, First Allied Securities Inc, First Brokerage America LLC, First Dakota Inc, First Global Insurance Services Inc, First Heartland Capital Inc, First State Financial Mgmt. Inc, FNBB Capital Markets LLC, Foresters Equity Services Inc, Forthright Agency Of AZ Inc, Forthright Agency Of NJ Inc (J Heald), Forthright Agency Of Ohio Inc, Forthright Ins Agency Of MA, Fortune Financial Services Inc, Fortune Securities Inc, Founders Financial Securities LLC, FSC Agency Inc, FSC Securities Corporation, Geneos Wealth Management Inc, Girard Securities Inc, Globalink Securities Inc, Gradient Securities LLC, Guardian Inv Svs Corp, Gwn Securities Inc, H Beck Inc, H D Vest Insurance Agency LLC, H&R Block Financial Advisors Inc, Hancock Securities Group LLC, Hantz Agency LLC, Hantz Financial Services Inc, Harbor Financial Services LLC, Harbour Investments Inc, HD Vest Insurance Agency, HD Vest Investment Securities Inc, HD Vest Investment Services, Heartland Investment Associates Inc, Hereford Insurance Agency Inc, Hightower Securities LLC, Horan Securities Inc, Hornor Townsend & Kent Inc, Huntington Investment Company, Huntleigh Securities Corp (K Jackson), HWG Ins Agency Inc, Ibn Financial Services Inc, ICC Insurance Agency Inc, ICC Southwest Ins Agency Inc, IFS Securities Inc, IMS Insurance Agency Inc, IMS Securities Inc, Independent Financial Group Inc, Independent Financial Group LLC, Innovation Partners LLC, Intercontinental Agency LLC, Interlink Securities Corp, Intersecurities Insurance Agency Inc, Intervest International Inc, Intervest Internat'l Equities Corp, Invest Fin Corp Ins Agency Inc Of IL, Invest Financial Corp, Invest Financial Corp Agency Of Il, Invest Financial Corporation Insurance, Investacorp Inc, Investment Center Inc, Investment Planners Inc, Investment Professionals Inc, Investors Security Company Inc, Isi Insurance Agency Inc (R Simard), J B Hilliard W L Lyons LLC, J W Cole Financial Inc, J.W. Cole Insurance Services Inc, Janney Montgomery Scott LLC, JJB Hilliard W L Lyons Inc, KCD Financial Inc, KCG Securities LLC, KCL Service Company Of Texas, Kestra Investment Services LLC, Keycorp Insurance Agency USA Inc, KFG Enterprises Inc, KMS Financial Services Inc, Kovack Securities Inc, L M Kohn & Co, Larson Financial Group LLC, LaSalle St Securities LLC, Leaders Group Inc, Legend Equities Corp, LFA Limited Liability Company, LifeMark Securities Corp, Lincoln Financial Advisors Corp, Lincoln Financial Sec Corp, Lincoln Investment Planning Inc, Lincoln Investment Plng Inc, Lincoln National Ins Assoc Inc, Linsco Private Ledger Ins Assoc Inc, Lion Street Financial LLC, LPA Insurance Agency Inc, LPI Financial Corporation, LPL Insurance Associates, LSY Inc DBA American Investors Co, M Holdings Securities Inc, M&T Securities Inc, Manna Capital Management, Mariner Insurance Resources LLC, Mark T Sahagian, Marsh Insurance & Investments Corp, Mcg Securities LLC, Mercap Securities LLC, Mercer Health & Benefits Administration LLC, Merrill Lynch Life Agency, Merrill Lynch Pierce Fenner And Smith Inc, MetLife Securities Inc, MFAS Corp , M-Financial Securities Marketing Inc, Midamerica Financial Services Inc, MMC Securities Corp, MNI Ins Agency Inc, MML Investors Services Inc, MML Investors Services LLC, Money Concepts Capital Corp, Morgan Stanley Dean Witter Ins Svcs Inc, Morgan Stanley Insurance Services Inc, Morgan Stanley Smith Barney, MSC Of TX Inc, MSI Financial Services Inc, Mutual Trust Co Of America Securities, MWA Financial Services Inc, Mwagia Inc, National Planning Corp, Network Agency Inc, Network Agency Of Ohio Inc, New Penfacs Ins Agency Inc, Newport Group Sec Inc, Next Financial Group Inc, Next Financial Ins Agency Of TX Inc, NFP Advisor Services LLC, NFP Insurance Services Inc, NFP Securities Inc, Niagara International Capital Limited, Nicol Investors Corporation, Northland Securities Inc, Northwestern Mutual Investment Services LLC, NPB Financial Group LLC, NPC Insurance Agency Inc, NYLife Insurance Agency Inc, NYLife Securities LLC, Nylink Insurance Agency Inc, O N Equity Sales Company, OBS Brokerage Services Inc, OFG Financial Services Inc, Ohio National Insurance Agency Inc, Oneamerica Securities Inc, Oppenheimer Life Agency Ltd, Packerland Brokerage Services Inc, Park Avenue Securities LLC, Parkland Securities LLC, Partners Mktg Svcs Of Pa Inc, Pj Robb Variable Corp, Plus Agency LLC, Preferred Marketing Services Inc (M Rothschild), Preferred Product Network Inc, Principal Securities Inc, Princor Financial Services Corporation, Private Client Services LLC, Private Ledger Insurance Agency, Proequities Inc, Prospera Financial Services, Prudential Direct Inc, Prudential Insurance Agency LLC, Purshe Kaplan Sterling Investments Inc, Quest Capital Strategies Inc, Questar Agency Inc, Questar Capital Corporation, RAB Agency Inc, Raymond James And Associates Inc, Raymond James Insurance Group Inc, RBC Capital Markets Corporation, RBC Capital Markets LLC, Richard D Abbe, Robert E Wendt, Robert Shor Insurance Associates Inc, Robert T Mann, Robert W Baird & Co Incorporated, Royal Alliance Associates Inc, Royal Alliance Ins Agency Of MA Inc, Royal Alliance Ins Agency Of Oh Inc (L Waller), Royal Alliance Ins Agency Of TX Inc, Sagepoint Financial Inc, Saxony Insurance Agency LLC, Saybrus Equity Services Inc, Sbhu Life Agency Inc, SBS Insurance Agency Of FL Inc, SBS Insurance Agency Of La Inc, SCF Securities Inc, Securian Financial Svs Inc, Securities America Inc, Securities Service Network Inc, SFA Insurance Services Inc, Sigma Financial Corporation, Signal Securities Inc, Signator Financial Services Inc, Signator Insurance Agency Inc, Signator Investors Inc, SII Insurance Agency Inc, SII Investments Inc, Simmons First Ins Services Inc, Sorrento Pacific Financial LLC, Southwest Insurance Agency Inc, Spire Insurance Agency LLC, SSI Equity Services Inc, SSN Agency Inc (M Giokas), St Bernard Financial Services, Stanley E Foley, Stanley Laman Group Securities LLC, Stephens Insurance LLC, Sterne Agee Financial Services Inc, Stifel Nicolaus & Company Inc, Summit Brokerage Services Inc, Summit Equities Inc, Sunset Financial Services Inc, Taylor Capital Management Inc, TBS Agency Inc, TFS Securities Inc, Thoroughbred Financial Services LLC,

8

Trading Services Corp, Transamerica Financial Advisors Inc, TRG Advisors Inc, Triad Advisors Inc, Trustmont Financial Group Inc, UBS Financial Services, UBS Financial Services Ins Agency Inc, Unionbanc Investment Services LLC, United Planners Financial Services, Univest Insurance Inc, UPFSA Insurance Agency Of AZ Inc, Us Bancorp Investments Inc, USA Financial Securities Corp, Usallianz Securities Inc, USI Securities Inc, ValMark Securites Inc, Valor Insurance Agency Inc, Voya Financial Advisors Inc, Voya Insurance Solutions Inc, VSR Financial Services Inc, VSR Financial Services Inc Of Texas Inc, W & R Insurance Agency Inc, W S Griffith Sec Inc (R Plybon), Waddell & Reed Inc, Wall Street Financial Group Inc, Wells Fargo Advisors California Ins Agency LLC, Wells Fargo Advisors Ins Agency LLC, Wells Fargo Advisors Insurance Agency, Wells Fargo Advisors LLC, Wells Fargo Wealth Brokerage Ins Agency, Western Equity Group Inc, Western International Securities Inc, Woodbury Financial Agency Oh Inc, Woodbury Financial Services Inc, World Capital Brokerage Inc, World Equity Group Inc, WRP Investments Inc, Zures Co Fin & Ins Svcs (J Baker).
Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Pruco Life Variable Universal Account as of December 31, 2016, and for each of the periods presented, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Actuarial matters included in this Statement of Additional Information have been examined by Michael LeBoeuf, FSA, MAAA, Vice President and Actuary of Prudential.
PERFORMANCE DATA
Average Annual Total Return
The Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission (“SEC”). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Variable Investment Option from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Variable Investment Option at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Variable Investment Option and (ii) no transfers or additional payments were made. Premium taxes are not included in the term “charges” for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of a specified period to the ending redeemable value at the end of the period according to the following formula:
P(1+T)n = ERV
Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.
Non-Standard Total Return
In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.
For the periods prior to the date the Variable Investment Options commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Variable Investment Options were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Variable Investment Options (this is referred to as “hypothetical performance data”). Standard and non-standard average annual return calculations include the mortality and expense risk charge under the Contract, but do not reflect other life insurance Contract charges (sales, administration, and actual cost of insurance) nor any applicable surrender or lapse charges, which would significantly lower the returns. Information stated for any given period does not indicate or represent future performance.
Money Market Yield
The “total return” figures for the Government Money Market Variable Investment Option are calculated using historical investment returns of the Government Money Market Portfolio of The Prudential Series Fund, Inc. as if PruLife® Custom Premier II had been investing in that Variable Investment Option during a specified period. Fees associated with the Series Fund are reflected; however, all fees, expenses, and charges associated with PruLife® Custom Premier II are not reflected.
The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Government Money Market Variable Investment Option at the beginning of a specified period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value

9

of the Variable Investment Option at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%. The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield ([base period return + 1] 365/7)-1.
The yields on amounts held in the Government Money Market Variable Investment Option will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.
FINANCIAL STATEMENTS
The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

10

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$177,966,653	$136,340,602	$78,809,720	$21,035,600	$58,287,561
Net Assets	$177,966,653	$136,340,602	$78,809,720	$21,035,600	$58,287,561

NET ASSETS, representing:
Accumulation units	$177,966,653	$136,340,602	$78,809,720	$21,035,600	$58,287,561
	$177,966,653	$136,340,602	$78,809,720	$21,035,600	$58,287,561

Units outstanding	101,402,795	39,905,293	31,353,510	2,262,749	9,992,830

Portfolio shares held	17,796,665	11,102,655	1,924,065	809,373	2,410,569
Portfolio net asset value per share	$10.00	$12.28	$40.96	$25.99	$24.18
Investment in portfolio shares, at cost	$177,966,653	$126,843,489	$48,762,878	$18,248,362	$53,468,499
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$146,401	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	661,157	566,605	197,203	59,382	471,973
NET INVESTMENT INCOME (LOSS)	(514,756)	(566,605)	(197,203)	(59,382)	(471,973)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	993,234	2,645,321	183,339	590,454
Net change in unrealized gain (loss) on investments	—	5,722,121	94,323	1,254,968	4,515,131
NET GAIN (LOSS) ON INVESTMENTS	—	6,715,355	2,739,644	1,438,307	5,105,585

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(514,756)	$6,148,750	$2,542,441	$1,378,925	$4,633,612

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$70,649,988	$42,565,229	$11,949,761	$470,672,125	$25,059,699
Net Assets	$70,649,988	$42,565,229	$11,949,761	$470,672,125	$25,059,699

NET ASSETS, representing:
Accumulation units	$70,649,988	$42,565,229	$11,949,761	$470,672,125	$25,059,699
	$70,649,988	$42,565,229	$11,949,761	$470,672,125	$25,059,699

Units outstanding	7,320,284	14,353,380	1,878,938	137,201,638	12,302,224

Portfolio shares held	2,608,936	8,346,123	444,394	9,283,474	911,262
Portfolio net asset value per share	$27.08	$5.10	$26.89	$50.70	$27.50
Investment in portfolio shares, at cost	$47,012,869	$41,706,048	$13,684,910	$363,222,932	$17,856,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$2,529,018	$—	$8,118,759	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	191,270	91,641	11,607	1,678,919	82,961
NET INVESTMENT INCOME (LOSS)	(191,270)	2,437,377	(11,607)	6,439,840	(82,961)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	21,580,662	—
Net realized gain (loss) on shares redeemed	2,629,022	(70,240)	(336,071)	6,706,265	2,138,005
Net change in unrealized gain (loss) on investments	4,639,759	3,405,971	2,611,294	13,714,588	(849,435)
NET GAIN (LOSS) ON INVESTMENTS	7,268,781	3,335,731	2,275,223	42,001,515	1,288,570

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,077,511	$5,773,108	$2,263,616	$48,441,355	$1,205,609

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$44,571,774	$98,074,773	$40,470,347	$35,577,281	$2,383,242
Net Assets	$44,571,774	$98,074,773	$40,470,347	$35,577,281	$2,383,242

NET ASSETS, representing:
Accumulation units	$44,571,774	$98,074,773	$40,470,347	$35,577,281	$2,383,242
	$44,571,774	$98,074,773	$40,470,347	$35,577,281	$2,383,242

Units outstanding	11,034,065	42,069,736	4,132,326	23,919,587	1,891,374

Portfolio shares held	3,635,544	2,173,161	1,187,510	2,493,152	82,380
Portfolio net asset value per share	$12.26	$45.13	$34.08	$14.27	$28.93
Investment in portfolio shares, at cost	$43,732,333	$52,833,120	$22,561,366	$37,717,014	$2,190,472

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$380,243	$13,110

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	258,487	247,913	173,740	209,391	21,120
NET INVESTMENT INCOME (LOSS)	(258,487)	(247,913)	(173,740)	170,852	(8,010)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,307,085	150,234
Net realized gain (loss) on shares redeemed	264,236	3,236,209	1,656,222	(13,747)	15,032
Net change in unrealized gain (loss) on investments	558,775	(3,932,105)	6,664,650	(915,932)	(179,167)
NET GAIN (LOSS) ON INVESTMENTS	823,011	(695,896)	8,320,872	377,406	(13,901)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$564,524	$(943,809)	$8,147,132	$548,258	$(21,911)

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
ASSETS
Investment in the portfolios, at fair value	$3,363,171	$5,847,747	$2,801,752	$1,194,502	$1,959,480
Net Assets	$3,363,171	$5,847,747	$2,801,752	$1,194,502	$1,959,480

NET ASSETS, representing:
Accumulation units	$3,363,171	$5,847,747	$2,801,752	$1,194,502	$1,959,480
	$3,363,171	$5,847,747	$2,801,752	$1,194,502	$1,959,480

Units outstanding	2,064,581	1,683,304	1,870,675	569,575	644,422

Portfolio shares held	86,769	557,991	172,204	128,165	97,535
Portfolio net asset value per share	$38.76	$10.48	$16.27	$9.32	$20.09
Investment in portfolio shares, at cost	$2,551,360	$4,027,890	$3,308,193	$953,461	$1,781,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$1,443	$99,800	$—	$28,530	$20,928

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	18,743	39,492	20,329	2,418	3,145
NET INVESTMENT INCOME (LOSS)	(17,300)	60,308	(20,329)	26,112	17,783

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	196,844	—	601,222	24,667	138,937
Net realized gain (loss) on shares redeemed	183,462	363,669	(381,697)	40,276	3,967
Net change in unrealized gain (loss) on investments	(315,127)	612,797	64,332	60,139	122,051
NET GAIN (LOSS) ON INVESTMENTS	65,179	976,466	283,857	125,082	264,955

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$47,879	$1,036,774	$263,528	$151,194	$282,738

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,796,584	$76,690,665	$10,265,781	$344,149	$91,680
Net Assets	$1,796,584	$76,690,665	$10,265,781	$344,149	$91,680

NET ASSETS, representing:
Accumulation units	$1,796,584	$76,690,665	$10,265,781	$344,149	$91,680
	$1,796,584	$76,690,665	$10,265,781	$344,149	$91,680

Units outstanding	1,690,139	20,975,061	645,854	111,162	49,249

Portfolio shares held	36,339	3,268,997	428,813	24,956	7,659
Portfolio net asset value per share	$49.44	$23.46	$23.94	$13.79	$11.97
Investment in portfolio shares, at cost	$1,387,008	$43,457,141	$8,020,001	$312,069	$106,974

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$3,598	$1,675

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,490	152,887	9,947	595	169
NET INVESTMENT INCOME (LOSS)	(3,490)	(152,887)	(9,947)	3,003	1,506

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	121,356	—	—	8,583	2,699
Net realized gain (loss) on shares redeemed	116,853	3,466,929	201,479	(1,294)	(1,244)
Net change in unrealized gain (loss) on investments	(90,295)	12,378,960	4,133	54,178	5,771
NET GAIN (LOSS) ON INVESTMENTS	147,914	15,845,889	205,612	61,467	7,226

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$144,424	$15,693,002	$195,665	$64,470	$8,732

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$963,280	$365,666	$1,327,014	$40,892	$4,664,317
Net Assets	$963,280	$365,666	$1,327,014	$40,892	$4,664,317

NET ASSETS, representing:
Accumulation units	$963,280	$365,666	$1,327,014	$40,892	$4,664,317
	$963,280	$365,666	$1,327,014	$40,892	$4,664,317

Units outstanding	1,778,286	224,673	544,309	37,854	2,537,216

Portfolio shares held	53,845	6,504	41,612	589	164,759
Portfolio net asset value per share	$17.89	$56.22	$31.89	$69.43	$28.31
Investment in portfolio shares, at cost	$828,908	$303,889	$1,273,329	$27,987	$4,148,468

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$3,322	$24,870	$—	$18,193

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,816	858	2,304	85	11,783
NET INVESTMENT INCOME (LOSS)	(1,816)	2,464	22,566	(85)	6,410

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	42,517	35,903	17,532	3,436	297,808
Net realized gain (loss) on shares redeemed	2,049	24,865	(13,783)	2,082	67,653
Net change in unrealized gain (loss) on investments	(31,011)	(11,721)	25,653	(4,695)	(374,803)
NET GAIN (LOSS) ON INVESTMENTS	13,555	49,047	29,402	823	(9,342)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,739	$51,511	$51,968	$738	$(2,932)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
ASSETS
Investment in the portfolios, at fair value	$81,058,918	$4,996,505	$21,056,594	$3,310,248	$1,502,331
Net Assets	$81,058,918	$4,996,505	$21,056,594	$3,310,248	$1,502,331

NET ASSETS, representing:
Accumulation units	$81,058,918	$4,996,505	$21,056,594	$3,310,248	$1,502,331
	$81,058,918	$4,996,505	$21,056,594	$3,310,248	$1,502,331

Units outstanding	26,137,357	1,293,913	10,782,783	123,007	47,769

Portfolio shares held	6,710,175	209,322	3,556,857	165,761	51,309
Portfolio net asset value per share	$12.08	$23.87	$5.92	$19.97	$29.28
Investment in portfolio shares, at cost	$53,679,062	$7,049,991	$20,474,139	$3,445,790	$1,319,783

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$237,725	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	176,330	5,225	37,188	147	168
NET INVESTMENT INCOME (LOSS)	(176,330)	232,500	(37,188)	(147)	(168)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	133,504	—	185,325	57,149
Net realized gain (loss) on shares redeemed	1,637,295	(288,396)	70,784	(14,316)	(110,026)
Net change in unrealized gain (loss) on investments	1,732,872	(413,686)	(833,601)	(246,329)	230,945

NET GAIN (LOSS) ON INVESTMENTS	3,370,167	(568,578)	(762,817)	(75,320)	178,068
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,193,837	$(336,078)	$(800,005)	$(75,467)	$177,900

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$1,737,192	$2,683,205	$2,036	$634	$—
Net Assets	$1,737,192	$2,683,205	$2,036	$634	$—

NET ASSETS, representing:
Accumulation units	$1,737,192	$2,683,205	$2,036	$634	$—
	$1,737,192	$2,683,205	$2,036	$634	$—

Units outstanding	108,772	107,118	678	248	—

Portfolio shares held	156,222	208,162	43	11	—
Portfolio net asset value per share	$11.12	$12.89	$47.26	$56.67	$40.30
Investment in portfolio shares, at cost	$1,938,448	$2,545,549	$2,314	$560	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$20,634	$47,950	$23	$2	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	195	193	4	—	1
NET INVESTMENT INCOME (LOSS)	20,439	47,757	19	2	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,199)	(38,371)	(5)	—	163
Net change in unrealized gain (loss) on investments	(5,621)	213,182	(5)	91	—
NET GAIN (LOSS) ON INVESTMENTS	(22,820)	174,811	(10)	91	163

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,381)	$222,568	$9	$93	$162

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
ASSETS
Investment in the portfolios, at fair value	$3,077	$657,520	$2,611	$741	$10,008
Net Assets	$3,077	$657,520	$2,611	$741	$10,008

NET ASSETS, representing:
Accumulation units	$3,077	$657,520	$2,611	$741	$10,008
	$3,077	$657,520	$2,611	$741	$10,008

Units outstanding	593	184,213	896	241	5,241

Portfolio shares held	54	48,777	42	19	480
Portfolio net asset value per share	$57.45	$13.48	$61.58	$38.63	$20.84
Investment in portfolio shares, at cost	$3,099	$658,519	$2,779	$951	$10,674

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$9	$274

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	8	432	7	3	30
NET INVESTMENT INCOME (LOSS)	(8)	(432)	(7)	6	244

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	45	9,114	26	—	—
Net realized gain (loss) on shares redeemed	12	50,062	(32)	(2,825)	(3,000)
Net change in unrealized gain (loss) on investments	(650)	(622)	110	3,017	3,040
NET GAIN (LOSS) ON INVESTMENTS	(593)	58,554	104	192	40

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(601)	$58,122	$97	$198	$284

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$10,376	$3,254	$4,555	$1,622	$1,677
Net Assets	$10,376	$3,254	$4,555	$1,622	$1,677

NET ASSETS, representing:
Accumulation units	$10,376	$3,254	$4,555	$1,622	$1,677
	$10,376	$3,254	$4,555	$1,622	$1,677

Units outstanding	6,860	1,150	2,246	492	478

Portfolio shares held	292	51	104	37	37
Portfolio net asset value per share	$35.57	$64.39	$43.90	$44.26	$45.02
Investment in portfolio shares, at cost	$8,243	$2,818	$4,891	$1,578	$1,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$31	$—	$—	$—	$3

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	22	8	13	4	4
NET INVESTMENT INCOME (LOSS)	9	(8)	(13)	(4)	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	81	24
Net realized gain (loss) on shares redeemed	68	48	(1,426)	(1)	—
Net change in unrealized gain (loss) on investments	1,251	(192)	736	102	292
NET GAIN (LOSS) ON INVESTMENTS	1,319	(144)	(690)	182	316

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,328	$(152)	$(703)	$178	$315

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$1,121,754	$20,054	$779	$825	$12,382
Net Assets	$1,121,754	$20,054	$779	$825	$12,382

NET ASSETS, representing:
Accumulation units	$1,121,754	$20,054	$779	$825	$12,382
	$1,121,754	$20,054	$779	$825	$12,382

Units outstanding	1,053,894	5,039	402	838	4,481

Portfolio shares held	1,121,754	609	22	44	190
Portfolio net asset value per share	$1.00	$32.91	$35.42	$18.76	$65.02
Investment in portfolio shares, at cost	$1,121,754	$17,176	$814	$1,879	$11,595

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$393	$—	$8	$—	$225

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,779	88	3	5	42
NET INVESTMENT INCOME (LOSS)	(4,386)	(88)	5	(5)	183

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	816	47	—	—
Net realized gain (loss) on shares redeemed	—	8,463	1	(9,325)	846
Net change in unrealized gain (loss) on investments	—	(13,935)	(83)	11,684	(724)
NET GAIN (LOSS) ON INVESTMENTS	—	(4,656)	(35)	2,359	122

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,386)	$(4,744)	$(30)	$2,354	$305
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
ASSETS
Investment in the portfolios, at fair value	$—	$—	$10,920	$12,909	$836
Net Assets	$—	$—	$10,920	$12,909	$836

NET ASSETS, representing:
Accumulation units	$—	$—	$10,920	$12,909	$836
	$—	$—	$10,920	$12,909	$836

Units outstanding	—	—	3,431	3,351	266

Portfolio shares held	—	—	309	341	27
Portfolio net asset value per share	$15.29	$15.14	$35.33	$37.88	$31.13
Investment in portfolio shares, at cost	$—	$—	$8,494	$11,924	$693

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1	—	55	27	2
NET INVESTMENT INCOME (LOSS)	(1)	—	(55)	(27)	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	649	—
Net realized gain (loss) on shares redeemed	11	152	1,968	(6)	3
Net change in unrealized gain (loss) on investments	—	—	(3,555)	1,502	89
NET GAIN (LOSS) ON INVESTMENTS	11	152	(1,587)	2,145	92

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10	$152	$(1,642)	$2,118	$90

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
ASSETS
Investment in the portfolios, at fair value	$9,604	$9,458	$151,691	$379,229	$75,841
Net Assets	$9,604	$9,458	$151,691	$379,229	$75,841

NET ASSETS, representing:
Accumulation units	$9,604	$9,458	$151,691	$379,229	$75,841
	$9,604	$9,458	$151,691	$379,229	$75,841

Units outstanding	4,663	4,622	23,734	44,939	15,777

Portfolio shares held	236	417	2,211	5,496	3,008
Portfolio net asset value per share	$40.78	$22.68	$68.61	$69.00	$25.21
Investment in portfolio shares, at cost	$8,021	$11,161	$151,829	$380,248	$75,841

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$139	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	22	27	101	245	49
NET INVESTMENT INCOME (LOSS)	117	(27)	(101)	(245)	(49)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,638	—
Net realized gain (loss) on shares redeemed	96	2,534	15,419	47,413	4,201
Net change in unrealized gain (loss) on investments	1,386	(1,547)	203	(756)	—
NET GAIN (LOSS) ON INVESTMENTS	1,482	987	15,622	48,295	4,201

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,599	$960	$15,521	$48,050	$4,152

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,821	$748	$41,472,011	$10,001,580	$8,407,805
Net Assets	$17,821	$748	$41,472,011	$10,001,580	$8,407,805

NET ASSETS, representing:
Accumulation units	$17,821	$748	$41,472,011	$10,001,580	$8,407,805
	$17,821	$748	$41,472,011	$10,001,580	$8,407,805

Units outstanding	7,294	221	2,048,953	421,909	491,184

Portfolio shares held	409	17	1,650,299	918,419	493,126
Portfolio net asset value per share	$43.55	$43.68	$25.13	$10.89	$17.05
Investment in portfolio shares, at cost	$13,289	$681	$26,189,471	$7,247,492	$7,299,343

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$11	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	59	1	80,396	9,412	12,731
NET INVESTMENT INCOME (LOSS)	(59)	10	(80,396)	(9,412)	(12,731)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	370	20	—	—	—
Net realized gain (loss) on shares redeemed	7,905	3	1,008,763	252,566	85,141
Net change in unrealized gain (loss) on investments	(7,627)	59	299,034	172,135	213,109
NET GAIN (LOSS) ON INVESTMENTS	648	82	1,307,797	424,701	298,250

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$589	$92	$1,227,401	$415,289	$285,519

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,631,734	$9,471,352	$8,815,029	$34,653,597	$16,499,815
Net Assets	$6,631,734	$9,471,352	$8,815,029	$34,653,597	$16,499,815

NET ASSETS, representing:
Accumulation units	$6,631,734	$9,471,352	$8,815,029	$34,653,597	$16,499,815
	$6,631,734	$9,471,352	$8,815,029	$34,653,597	$16,499,815

Units outstanding	408,505	357,912	450,700	2,205,367	845,367

Portfolio shares held	510,526	354,998	1,188,009	1,388,365	439,995
Portfolio net asset value per share	$12.99	$26.68	$7.42	$24.96	$37.50
Investment in portfolio shares, at cost	$5,407,163	$5,491,339	$7,524,669	$23,710,727	$10,405,266

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,102	7,648	8,742	60,616	28,704
NET INVESTMENT INCOME (LOSS)	(6,102)	(7,648)	(8,742)	(60,616)	(28,704)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	49,930	144,259	97,973	653,337	1,246,199
Net change in unrealized gain (loss) on investments	339,323	1,964,028	39,852	5,038,653	(468,591)
NET GAIN (LOSS) ON INVESTMENTS	389,253	2,108,287	137,825	5,691,990	777,608

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$383,151	$2,100,639	$129,083	$5,631,374	$748,904

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,590,763	$23,075,004	$5,437,887	$14,502,780	$10,301,544
Net Assets	$6,590,763	$23,075,004	$5,437,887	$14,502,780	$10,301,544

NET ASSETS, representing:
Accumulation units	$6,590,763	$23,075,004	$5,437,887	$14,502,780	$10,301,544
	$6,590,763	$23,075,004	$5,437,887	$14,502,780	$10,301,544

Units outstanding	385,753	1,071,439	424,251	965,525	654,236

Portfolio shares held	363,328	642,400	514,951	691,927	621,698
Portfolio net asset value per share	$18.14	$35.92	$10.56	$20.96	$16.57
Investment in portfolio shares, at cost	$5,418,834	$13,976,108	$5,397,524	$14,794,263	$8,986,310

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,854	45,065	5,511	12,597	12,173
NET INVESTMENT INCOME (LOSS)	(6,854)	(45,065)	(5,511)	(12,597)	(12,173)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,886	664,284	978	(99,645)	80,115
Net change in unrealized gain (loss) on investments	60,211	1,782,698	69,416	2,838,514	536,611
NET GAIN (LOSS) ON INVESTMENTS	127,097	2,446,982	70,394	2,738,869	616,726

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$120,243	$2,401,917	$64,883	$2,726,272	$604,553

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)
ASSETS
Investment in the portfolios, at fair value	$7,798,496	$3,839,617	$458,362	$6,679,833	$5,013,269
Net Assets	$7,798,496	$3,839,617	$458,362	$6,679,833	$5,013,269

NET ASSETS, representing:
Accumulation units	$7,798,496	$3,839,617	$458,362	$6,679,833	$5,013,269
	$7,798,496	$3,839,617	$458,362	$6,679,833	$5,013,269

Units outstanding	589,899	299,206	27,508	265,971	311,476

Portfolio shares held	328,220	356,180	20,228	316,430	258,416
Portfolio net asset value per share	$23.76	$10.78	$22.66	$21.11	$19.40
Investment in portfolio shares, at cost	$7,299,775	$3,816,547	$419,699	$5,692,187	$5,087,258

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$2,037	$85,812	$19,956

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,749	4,018	424	3,676	3,896
NET INVESTMENT INCOME (LOSS)	(7,749)	(4,018)	1,613	82,136	16,060

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	14,986	199,834	288,871
Net realized gain (loss) on shares redeemed	23,364	(11,620)	2,464	61,093	(30,314)
Net change in unrealized gain (loss) on investments	142,953	177,988	19,940	707,151	104,471
NET GAIN (LOSS) ON INVESTMENTS	166,317	166,368	37,390	968,078	363,028

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$158,568	$162,350	$39,003	$1,050,214	$379,088

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$806,829	$1,550,041	$7,055,906	$54,184,409	$17,134,596
Net Assets	$806,829	$1,550,041	$7,055,906	$54,184,409	$17,134,596

NET ASSETS, representing:
Accumulation units	$806,829	$1,550,041	$7,055,906	$54,184,409	$17,134,596
	$806,829	$1,550,041	$7,055,906	$54,184,409	$17,134,596

Units outstanding	51,533	96,918	505,816	4,379,333	817,619

Portfolio shares held	21,538	77,463	263,182	4,145,708	675,122
Portfolio net asset value per share	$37.46	$20.01	$26.81	$13.07	$25.38
Investment in portfolio shares, at cost	$806,623	$1,414,867	$7,573,767	$50,321,164	$15,433,834

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$6,223	$8,152	$238,059	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	834	1,500	6,546	122,576	37,208
NET INVESTMENT INCOME (LOSS)	5,389	6,652	231,513	(122,576)	(37,208)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	59,616	68,172	140,456	—	—
Net realized gain (loss) on shares redeemed	(6,253)	3,126	(34,980)	348,919	52,700
Net change in unrealized gain (loss) on investments	12,383	106,965	261,149	1,756,926	1,066,476

NET GAIN (LOSS) ON INVESTMENTS	65,746	178,263	366,625	2,105,845	1,119,176

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,135	$184,915	$598,138	$1,983,269	$1,081,968

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$64,698,555	$132,630,126	$35,618,590	$4,978,441	$16,346,188
Net Assets	$64,698,555	$132,630,126	$35,618,590	$4,978,441	$16,346,188

NET ASSETS, representing:
Accumulation units	$64,698,555	$132,630,126	$35,618,590	$4,978,441	$16,346,188
	$64,698,555	$132,630,126	$35,618,590	$4,978,441	$16,346,188

Units outstanding	3,878,811	7,940,783	2,396,434	261,652	760,349

Portfolio shares held	4,831,856	8,447,779	2,421,386	390,466	1,143,890
Portfolio net asset value per share	$13.39	$15.70	$14.71	$12.75	$14.29
Investment in portfolio shares, at cost	$45,928,029	$100,209,541	$31,453,211	$4,506,762	$14,506,835

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	97,511	226,477	59,066	11,021	33,866
NET INVESTMENT INCOME (LOSS)	(97,511)	(226,477)	(59,066)	(11,021)	(33,866)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,468,258	1,696,275	428,106	17,979	86,585
Net change in unrealized gain (loss) on investments	2,494,865	6,062,450	837,156	164,118	1,291,834

NET GAIN (LOSS) ON INVESTMENTS	3,963,123	7,758,725	1,265,262	182,097	1,378,419

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,865,612	$7,532,248	$1,206,196	$171,076	$1,344,553

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,522,570	$9,389,327	$3,241,310	$168,562,461	$3,485,635
Net Assets	$6,522,570	$9,389,327	$3,241,310	$168,562,461	$3,485,635

NET ASSETS, representing:
Accumulation units	$6,522,570	$9,389,327	$3,241,310	$168,562,461	$3,485,635
	$6,522,570	$9,389,327	$3,241,310	$168,562,461	$3,485,635

Units outstanding	303,463	442,861	180,596	13,614,493	223,119

Portfolio shares held	404,375	599,191	256,636	13,539,153	276,638
Portfolio net asset value per share	$16.13	$15.67	$12.63	$12.45	$12.60
Investment in portfolio shares, at cost	$5,654,607	$8,475,624	$2,934,879	$142,157,682	$3,292,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$31,417

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	14,546	20,672	7,261	300,032	3,276
NET INVESTMENT INCOME (LOSS)	(14,546)	(20,672)	(7,261)	(300,032)	28,141

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	31,494
Net realized gain (loss) on shares redeemed	43,002	21,531	15,528	1,431,749	(611)
Net change in unrealized gain (loss) on investments	365,879	567,110	127,775	9,432,106	308,735
NET GAIN (LOSS) ON INVESTMENTS	408,881	588,641	143,303	10,863,855	339,618

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$394,335	$567,969	$136,042	$10,563,823	$367,759

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$3,348,665	$749,486	$4,507,296	$8,170,914	$2,947,631
Net Assets	$3,348,665	$749,486	$4,507,296	$8,170,914	$2,947,631

NET ASSETS, representing:
Accumulation units	$3,348,665	$749,486	$4,507,296	$8,170,914	$2,947,631
	$3,348,665	$749,486	$4,507,296	$8,170,914	$2,947,631

Units outstanding	288,911	70,099	302,866	604,158	244,723

Portfolio shares held	298,189	67,098	344,594	765,784	263,181
Portfolio net asset value per share	$11.23	$11.17	$13.08	$10.67	$11.20
Investment in portfolio shares, at cost	$3,253,967	$730,455	$4,362,125	$8,090,450	$2,974,384

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$29,659	$2,457	$45,312	$45,315	$34,616

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,703	868	3,868	6,881	6,011
NET INVESTMENT INCOME (LOSS)	24,956	1,589	41,444	38,434	28,605

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,316	—	79,867	42,762	—
Net realized gain (loss) on shares redeemed	38,044	36,127	1,262	(26,185)	(4,450)
Net change in unrealized gain (loss) on investments	157,910	26,311	274,691	366,142	129,044
NET GAIN (LOSS) ON INVESTMENTS	217,270	62,438	355,820	382,719	124,594

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$242,226	$64,027	$397,264	$421,153	$153,199

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$5,053,065	$3,864,570	$6,725,026	$16,394,089	$7,636,137
Net Assets	$5,053,065	$3,864,570	$6,725,026	$16,394,089	$7,636,137

NET ASSETS, representing:
Accumulation units	$5,053,065	$3,864,570	$6,725,026	$16,394,089	$7,636,137
	$5,053,065	$3,864,570	$6,725,026	$16,394,089	$7,636,137

Units outstanding	419,295	315,328	574,331	1,325,242	824,709

Portfolio shares held	464,863	341,997	100,494	372,593	455,617
Portfolio net asset value per share	$10.87	$11.30	$66.92	$44.00	$16.76
Investment in portfolio shares, at cost	$5,194,125	$3,930,104	$6,708,073	$17,009,373	$8,038,452

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$77,471	$53,560	$39,255	$195,072	$88,773

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	13,258	7,411	7,159	26,246	7,933
NET INVESTMENT INCOME (LOSS)	64,213	46,149	32,096	168,826	80,840

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	314,908	1,225,547	347,748
Net realized gain (loss) on shares redeemed	(252,469)	(15,003)	(15,099)	(47,425)	(34,321)
Net change in unrealized gain (loss) on investments	571,726	179,920	119,621	20,399	(297,997)
NET GAIN (LOSS) ON INVESTMENTS	319,257	164,917	419,430	1,198,521	15,430

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$383,470	$211,066	$451,526	$1,367,347	$96,270
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,045,873	$4,861,735	$2,899,030	$2,467,340	$1,124,666
Net Assets	$6,045,873	$4,861,735	$2,899,030	$2,467,340	$1,124,666

NET ASSETS, representing:
Accumulation units	$6,045,873	$4,861,735	$2,899,030	$2,467,340	$1,124,666
	$6,045,873	$4,861,735	$2,899,030	$2,467,340	$1,124,666

Units outstanding	534,539	430,264	269,515	225,175	113,049

Portfolio shares held	186,313	147,192	188,494	122,876	82,092
Portfolio net asset value per share	$32.45	$33.03	$15.38	$20.08	$13.70
Investment in portfolio shares, at cost	$5,943,030	$4,648,424	$2,771,290	$2,478,724	$1,093,189

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$35,446	$13,900	$86,760	$38,795	$16,805

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,487	5,818	3,543	3,832	1,654
NET INVESTMENT INCOME (LOSS)	27,959	8,082	83,217	34,963	15,151

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	210,010	139,165	—	159,816	32,322
Net realized gain (loss) on shares redeemed	(12,147)	(6,724)	(5,279)	(6,014)	(3,159)
Net change in unrealized gain (loss) on investments	171,757	310,748	199,540	108,796	59,231
NET GAIN (LOSS) ON INVESTMENTS	369,620	443,189	194,261	262,598	88,394

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$397,579	$451,271	$277,478	$297,561	$103,545

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$768,892	$829,343	$2,749,686	$1,975,570	$4,257,343
Net Assets	$768,892	$829,343	$2,749,686	$1,975,570	$4,257,343

NET ASSETS, representing:
Accumulation units	$768,892	$829,343	$2,749,686	$1,975,570	$4,257,343
	$768,892	$829,343	$2,749,686	$1,975,570	$4,257,343

Units outstanding	62,341	58,152	198,119	146,831	411,039

Portfolio shares held	18,528	58,528	124,929	68,739	325,236
Portfolio net asset value per share	$41.50	$14.17	$22.01	$28.74	$13.09
Investment in portfolio shares, at cost	$893,923	$941,160	$2,955,823	$2,348,178	$4,329,495

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$6,579	$5,081	$46,755	$2,789	$100,283

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	621	627	2,036	1,773	5,472
NET INVESTMENT INCOME (LOSS)	5,958	4,454	44,719	1,016	94,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	64,214	87,922	258,144	273,027	—
Net realized gain (loss) on shares redeemed	(6,780)	(9,166)	(15,143)	(49,198)	724
Net change in unrealized gain (loss) on investments	(25,843)	(44,374)	18,788	(218,733)	(52,624)
NET GAIN (LOSS) ON INVESTMENTS	31,591	34,382	261,789	5,096	(51,900)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,549	$38,836	$306,508	$6,112	$42,911

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,121,599	$7,922,599	$13,830,646	$7,140,971	$6,345,641
Net Assets	$5,121,599	$7,922,599	$13,830,646	$7,140,971	$6,345,641

NET ASSETS, representing:
Accumulation units	$5,121,599	$7,922,599	$13,830,646	$7,140,971	$6,345,641
	$5,121,599	$7,922,599	$13,830,646	$7,140,971	$6,345,641

Units outstanding	431,975	637,524	1,116,251	562,011	279,417

Portfolio shares held	270,984	376,370	61,546	533,306	408,605
Portfolio net asset value per share	$18.90	$21.05	$224.72	$13.39	$15.53
Investment in portfolio shares, at cost	$5,032,880	$8,018,391	$12,942,922	$7,185,534	$4,529,501

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$81,333	$69,632	$177,929	$90,959	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,438	14,055	25,840	9,432	5,465
NET INVESTMENT INCOME (LOSS)	73,895	55,577	152,089	81,527	(5,465)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	314,159	575,449	7,917	280,303	—
Net realized gain (loss) on shares redeemed	13,415	(24,989)	34,904	(11,298)	82,883
Net change in unrealized gain (loss) on investments	113,203	607,795	862,153	269,872	393,994
NET GAIN (LOSS) ON INVESTMENTS	440,777	1,158,255	904,974	538,877	476,877

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$514,672	$1,213,832	$1,057,063	$620,404	$471,412

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

SUBACCOUNTS
AST International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$34,006,256
Net Assets	$34,006,256

NET ASSETS, representing:
Accumulation units	$34,006,256
$34,006,256

Units outstanding	3,691,696

Portfolio shares held	1,958,886
Portfolio net asset value per share	$17.36
Investment in portfolio shares, at cost	$36,383,261

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

SUBACCOUNTS
AST International Value Portfolio
1/1/2016
to
12/31/2016

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	69,188
NET INVESTMENT INCOME (LOSS)	(69,188)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(307,104)
Net change in unrealized gain (loss) on investments	557,100
NET GAIN (LOSS) ON INVESTMENTS	249,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$180,808

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(514,756)	$(566,605)	$(197,203)	$(59,382)	$(471,973)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	993,234	2,645,321	183,339	590,454
Net change in unrealized gain (loss) on investments	—	5,722,121	94,323	1,254,968	4,515,131
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(514,756)	6,148,750	2,542,441	1,378,925	4,633,612

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	116,062,071	6,252,918	5,971,165	3,397,505	1,450,673
Policy loans	(1,844,393)	(952,609)	(1,573,613)	(87,155)	(149,038)
Policy loan repayments and interest	494,134	450,748	683,661	13,059	20,512
Surrenders, withdrawals and death benefits	(5,647,924)	(3,999,373)	(4,549,138)	(261,250)	(238,153)
Net transfers between other subaccounts
or fixed rate option	746,203	10,174,377	(484,581)	3,800,863	(95,805,062)
Other charges	(6,760,241)	(4,136,709)	(2,913,914)	(1,753,171)	(636,152)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	103,049,850	7,789,352	(2,866,420)	5,109,851	(95,357,220)

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,535,094	13,938,102	(323,979)	6,488,776	(90,723,608)

NET ASSETS
Beginning of period	75,431,559	122,402,500	79,133,699	14,546,824	149,011,169
End of period	$177,966,653	$136,340,602	$78,809,720	$21,035,600	$58,287,561

Beginning units	46,684,805	37,795,375	32,782,842	1,907,163	29,180,648
Units issued	88,915,400	6,434,736	3,440,753	637,249	364,967
Units redeemed	(34,197,410)	(4,324,818)	(4,870,085)	(281,663)	(19,552,785)
Ending units	101,402,795	39,905,293	31,353,510	2,262,749	9,992,830

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(191,270)	$2,437,377	$(11,607)	$6,439,840	$(82,961)
Capital gains distributions received	—	—	—	21,580,662	—
Net realized gain (loss) on shares redeemed	2,629,022	(70,240)	(336,071)	6,706,265	2,138,005
Net change in unrealized gain (loss) on investments	4,639,759	3,405,971	2,611,294	13,714,588	(849,435)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,077,511	5,773,108	2,263,616	48,441,355	1,205,609

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,303,649	3,633,009	2,326,690	16,745,793	2,062,381
Policy loans	(1,287,292)	(657,265)	(92,351)	(3,789,033)	(593,751)
Policy loan repayments and interest	584,153	250,269	37,398	1,806,848	254,841
Surrenders, withdrawals and death benefits	(4,005,363)	(2,315,013)	(313,115)	(9,406,514)	(1,799,923)
Net transfers between other subaccounts
or fixed rate option	(5,032,094)	2,318,266	1,467,004	(3,296,743)	(3,809,876)
Other charges	(2,485,892)	(2,006,682)	(853,841)	(11,202,789)	(884,193)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(6,922,839)	1,222,584	2,571,785	(9,142,438)	(4,770,521)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,672	6,995,692	4,835,401	39,298,917	(3,564,912)

NET ASSETS
Beginning of period	70,495,316	35,569,537	7,114,360	431,373,208	28,624,611
End of period	$70,649,988	$42,565,229	$11,949,761	$470,672,125	$25,059,699

Beginning units	8,495,714	14,496,924	1,382,344	143,288,970	14,963,152
Units issued	857,371	2,343,988	830,521	10,184,569	1,387,367
Units redeemed	(2,032,801)	(2,487,532)	(333,927)	(16,271,901)	(4,048,295)
Ending units	7,320,284	14,353,380	1,878,938	137,201,638	12,302,224

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(258,487)	$(247,913)	$(173,740)	$170,852	$(8,010)
Capital gains distributions received	—	—	—	1,307,085	150,234
Net realized gain (loss) on shares redeemed	264,236	3,236,209	1,656,222	(13,747)	15,032
Net change in unrealized gain (loss) on investments	558,775	(3,932,105)	6,664,650	(915,932)	(179,167)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	564,524	(943,809)	8,147,132	548,258	(21,911)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	60,938	6,699,535	1,058,391	72,532	115,805
Policy loans	(218,770)	(2,122,897)	(71,838)	(5,104)	—
Policy loan repayments and interest	147,854	826,912	32,522	57,944	1,971
Surrenders, withdrawals and death benefits	(133,687)	(3,327,908)	(168,336)	(38,232)	(18,690)
Net transfers between other subaccounts
or fixed rate option	2,299,037	3,512,775	361,146	(826,857)	(559,091)
Other charges	(496,530)	(3,675,500)	(580,831)	(210,527)	(116,571)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,658,842	1,912,917	631,054	(950,244)	(576,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,223,366	969,108	8,778,186	(401,986)	(598,487)

NET ASSETS
Beginning of period	42,348,408	97,105,665	31,692,161	35,979,267	2,981,729
End of period	$44,571,774	$98,074,773	$40,470,347	$35,577,281	$2,383,242

Beginning units	10,646,804	42,538,178	4,238,867	24,567,166	2,261,210
Units issued	1,182,806	4,809,622	272,963	409,998	122,820
Units redeemed	(795,545)	(5,278,064)	(379,504)	(1,057,577)	(492,656)
Ending units	11,034,065	42,069,736	4,132,326	23,919,587	1,891,374

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(17,300)	$60,308	$(20,329)	$26,112	$17,783
Capital gains distributions received	196,844	—	601,222	24,667	138,937
Net realized gain (loss) on shares redeemed	183,462	363,669	(381,697)	40,276	3,967
Net change in unrealized gain (loss) on investments	(315,127)	612,797	64,332	60,139	122,051
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,879	1,036,774	263,528	151,194	282,738

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,063	130,384	52,444	6,498	1,225
Policy loans	(13,522)	(408)	(15,561)	—	—
Policy loan repayments and interest	4,114	1,054	1,715	—	—
Surrenders, withdrawals and death benefits	(62,623)	(9,856)	(35,675)	(210,550)	(233,814)
Net transfers between other subaccounts
or fixed rate option	(285,864)	(1,289,218)	(2,432,886)	(17,965)	1,610,418
Other charges	(110,615)	(169,262)	(90,678)	(27,478)	(13,634)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(414,447)	(1,337,306)	(2,520,641)	(249,495)	1,364,195

TOTAL INCREASE (DECREASE) IN NET ASSETS	(366,568)	(300,532)	(2,257,113)	(98,301)	1,646,933

NET ASSETS
Beginning of period	3,729,739	6,148,279	5,058,865	1,292,803	312,547
End of period	$3,363,171	$5,847,747	$2,801,752	$1,194,502	$1,959,480

Beginning units	2,290,714	2,133,074	3,426,800	698,208	118,453
Units issued	132,670	74,445	167,522	7,520	634,465
Units redeemed	(358,803)	(524,215)	(1,723,647)	(136,153)	(108,496)
Ending units	2,064,581	1,683,304	1,870,675	569,575	644,422

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,490)	$(152,887)	$(9,947)	$3,003	$1,506
Capital gains distributions received	121,356	—	—	8,583	2,699
Net realized gain (loss) on shares redeemed	116,853	3,466,929	201,479	(1,294)	(1,244)
Net change in unrealized gain (loss) on investments	(90,295)	12,378,960	4,133	54,178	5,771
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	144,424	15,693,002	195,665	64,470	8,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,563	4,696,363	2,408,155	7,099	5,489
Policy loans	(25,953)	(1,589,847)	(133,519)	—	—
Policy loan repayments and interest	2,235	710,139	45,123	—	—
Surrenders, withdrawals and death benefits	—	(2,768,954)	(312,021)	(15,535)	(3,516)
Net transfers between other subaccounts
or fixed rate option	(1,048,272)	(496,705)	(11,162)	—	—
Other charges	(31,630)	(2,444,077)	(1,019,959)	(4,946)	(1,342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,087,057)	(1,893,081)	976,617	(13,382)	631

TOTAL INCREASE (DECREASE) IN NET ASSETS	(942,633)	13,799,921	1,172,282	51,088	9,363

NET ASSETS
Beginning of period	2,739,217	62,890,744	9,093,499	293,061	82,317
End of period	$1,796,584	$76,690,665	$10,265,781	$344,149	$91,680

Beginning units	3,010,823	22,319,661	570,511	116,391	48,817
Units issued	231,841	2,508,373	215,787	2,717	3,241
Units redeemed	(1,552,525)	(3,852,973)	(140,444)	(7,946)	(2,809)
Ending units	1,690,139	20,975,061	645,854	111,162	49,249

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,816)	$2,464	$22,566	$(85)	$6,410
Capital gains distributions received	42,517	35,903	17,532	3,436	297,808
Net realized gain (loss) on shares redeemed	2,049	24,865	(13,783)	2,082	67,653
Net change in unrealized gain (loss) on investments	(31,011)	(11,721)	25,653	(4,695)	(374,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,739	51,511	51,968	738	(2,932)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,864	30,879	40,853	—	274,838
Policy loans	(170)	(143,655)	—	—	(138,564)
Policy loan repayments and interest	1,420	51,146	—	—	50,110
Surrenders, withdrawals and death benefits	—	(5,919)	(39,377)	—	(197,407)
Net transfers between other subaccounts
or fixed rate option	155,534	—	434,508	—	(114,771)
Other charges	(15,435)	(11,340)	(28,497)	(5,986)	(134,968)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	154,213	(78,889)	407,487	(5,986)	(260,762)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,952	(27,378)	459,455	(5,248)	(263,694)

NET ASSETS
Beginning of period	797,328	393,044	867,559	46,140	4,928,011
End of period	$963,280	$365,666	$1,327,014	$40,892	$4,664,317

Beginning units	1,458,172	270,184	370,500	43,514	2,681,225
Units issued	350,406	55,535	423,371	—	261,193
Units redeemed	(30,292)	(101,046)	(249,562)	(5,660)	(405,202)
Ending units	1,778,286	224,673	544,309	37,854	2,537,216

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(176,330)	$232,500	$(37,188)	$(147)	$(168)
Capital gains distributions received	—	133,504	—	185,325	57,149
Net realized gain (loss) on shares redeemed	1,637,295	(288,396)	70,784	(14,316)	(110,026)
Net change in unrealized gain (loss) on investments	1,732,872	(413,686)	(833,601)	(246,329)	230,945
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,193,837	(336,078)	(800,005)	(75,467)	177,900

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,865,071	868,971	2,430,624	106,685	69,769
Policy loans	(1,752,650)	(61,732)	(364,874)	(685)	—
Policy loan repayments and interest	752,315	19,208	250,879	45,221	30,010
Surrenders, withdrawals and death benefits	(3,319,695)	(194,939)	(922,202)	(158,956)	(121,167)
Net transfers between other subaccounts
or fixed rate option	(233,728)	16,759	(587,627)	302,610	(890,502)
Other charges	(3,266,030)	(314,220)	(867,079)	(102,026)	(46,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(954,717)	334,047	(60,279)	192,849	(958,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,239,120	(2,031)	(860,284)	117,382	(780,973)

NET ASSETS
Beginning of period	78,819,798	4,998,536	21,916,878	3,192,866	2,283,304
End of period	$81,058,918	$4,996,505	$21,056,594	$3,310,248	$1,502,331

Beginning units	26,777,694	1,408,687	10,892,425	111,234	77,394
Units issued	2,627,465	211,091	1,472,963	36,249	19,081
Units redeemed	(3,267,802)	(325,865)	(1,582,605)	(24,476)	(48,706)
Ending units	26,137,357	1,293,913	10,782,783	123,007	47,769

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$20,439	$47,757	$19	$2	$(1)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,199)	(38,371)	(5)	—	163
Net change in unrealized gain (loss) on investments	(5,621)	213,182	(5)	91	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,381)	222,568	9	93	162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	63,023	82,551	216	75	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	11,257	37,574	—	—	—
Surrenders, withdrawals and death benefits	(40,132)	(116,473)	—	—	—
Net transfers between other subaccounts
or fixed rate option	283,644	(150,619)	—	—	(162)
Other charges	(56,123)	(70,230)	(38)	(17)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	261,669	(217,197)	178	58	(162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	259,288	5,371	187	151	—

NET ASSETS
Beginning of period	1,477,904	2,677,834	1,849	483	—
End of period	$1,737,192	$2,683,205	$2,036	$634	$—

Beginning units	87,925	110,347	618	223	—
Units issued	29,406	22,153	72	32	321,247
Units redeemed	(8,559)	(25,382)	(12)	(7)	(321,247)
Ending units	108,772	107,118	678	248	—

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(8)	$(432)	$(7)	$6	$244
Capital gains distributions received	45	9,114	26	—	—
Net realized gain (loss) on shares redeemed	12	50,062	(32)	(2,825)	(3,000)
Net change in unrealized gain (loss) on investments	(650)	(622)	110	3,017	3,040
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(601)	58,122	97	198	284

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	1,130	—	—	705
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	303,419	—	(4,876)	(19,313)
Other charges	(298)	(985)	(306)	(154)	(698)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(223)	303,564	(306)	(5,030)	(19,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(824)	361,686	(209)	(4,832)	(19,022)

NET ASSETS
Beginning of period	3,901	295,834	2,820	5,573	29,030
End of period	$3,077	$657,520	$2,611	$741	$10,008

Beginning units	634	98,053	1,005	2,249	16,350
Units issued	14	4,285,733	—	—	395
Units redeemed	(55)	(4,199,573)	(109)	(2,008)	(11,504)
Ending units	593	184,213	896	241	5,241
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$9	$(8)	$(13)	$(4)	$(1)
Capital gains distributions received	—	—	—	81	24
Net realized gain (loss) on shares redeemed	68	48	(1,426)	(1)	—
Net change in unrealized gain (loss) on investments	1,251	(192)	736	102	292
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,328	(152)	(703)	178	315

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,206	74	286	150	152
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	(6,867)	—	—
Other charges	(731)	(324)	(266)	(46)	(45)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	475	(250)	(6,847)	104	107

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,803	(402)	(7,550)	282	422

NET ASSETS
Beginning of period	8,573	3,656	12,105	1,340	1,255
End of period	$10,376	$3,254	$4,555	$1,622	$1,677

Beginning units	6,520	1,236	5,978	457	444
Units issued	901	27	157	50	49
Units redeemed	(561)	(113)	(3,889)	(15)	(15)
Ending units	6,860	1,150	2,246	492	478

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,386)	$(88)	$5	$(5)	$183
Capital gains distributions received	—	816	47	—	—
Net realized gain (loss) on shares redeemed	—	8,463	1	(9,325)	846
Net change in unrealized gain (loss) on investments	—	(13,935)	(83)	11,684	(724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,386)	(4,744)	(30)	2,354	305

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,846	357	75	—	1,130
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(291,722)	(90,788)	—	(6,318)	(28,640)
Other charges	(35,792)	(3,275)	(25)	(207)	(1,638)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(320,668)	(93,706)	50	(6,525)	(29,148)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,054)	(98,450)	20	(4,171)	(28,843)

NET ASSETS
Beginning of period	1,446,808	118,504	759	4,996	41,225
End of period	$1,121,754	$20,054	$779	$825	$12,382

Beginning units	1,355,399	31,265	376	7,889	15,736
Units issued	25,141,137	95	39	—	409
Units redeemed	(25,442,642)	(26,321)	(13)	(7,051)	(11,664)
Ending units	1,053,894	5,039	402	838	4,481

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1)	$—	$(55)	$(27)	$(2)
Capital gains distributions received	—	—	—	649	—
Net realized gain (loss) on shares redeemed	11	152	1,968	(6)	3
Net change in unrealized gain (loss) on investments	—	—	(3,555)	1,502	89
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10	152	(1,642)	2,118	90

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	75
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(10)	(152)	(71,723)	—	—
Other charges	—	—	(2,290)	(163)	(24)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(10)	(152)	(74,013)	719	51

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(75,655)	2,837	141

NET ASSETS
Beginning of period	—	—	86,575	10,072	695
End of period	$—	$—	$10,920	$12,909	$836

Beginning units	—	—	32,471	3,136	247
Units issued	594,600	140,632	—	265	26
Units redeemed	(594,600)	(140,632)	(29,040)	(50)	(7)
Ending units	—	—	3,431	3,351	266

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$117	$(27)	$(101)	$(245)	$(49)
Capital gains distributions received	—	—	—	1,638	—
Net realized gain (loss) on shares redeemed	96	2,534	15,419	47,413	4,201
Net change in unrealized gain (loss) on investments	1,386	(1,547)	203	(756)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,599	960	15,521	48,050	4,152

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,206	705	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(1,064)	64,899	153,001	36,055
Other charges	(732)	(158)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	474	(517)	64,899	153,001	36,055

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,073	443	80,420	201,051	40,207

NET ASSETS
Beginning of period	7,531	9,015	71,271	178,178	35,634
End of period	$9,604	$9,458	$151,691	$379,229	$75,841

Beginning units	4,438	4,380	15,340	22,878	10,322
Units issued	607	74,621	663,074	1,073,572	447,627
Units redeemed	(382)	(74,379)	(654,680)	(1,051,511)	(442,172)
Ending units	4,663	4,622	23,734	44,939	15,777

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(59)	$10	$(80,396)	$(9,412)	$(12,731)
Capital gains distributions received	370	20	—	—	—
Net realized gain (loss) on shares redeemed	7,905	3	1,008,763	252,566	85,141
Net change in unrealized gain (loss) on investments	(7,627)	59	299,034	172,135	213,109
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	589	92	1,227,401	415,289	285,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	749	75	4,260,620	1,652,912	1,634,408
Policy loans	—	—	(624,155)	(171,206)	(310,210)
Policy loan repayments and interest	—	—	408,027	87,895	82,230
Surrenders, withdrawals and death benefits	—	—	(1,345,323)	(261,597)	(246,851)
Net transfers between other subaccounts
or fixed rate option	(38,819)	—	3,204,188	184,464	213,788
Other charges	(1,682)	(22)	(2,170,776)	(698,199)	(777,705)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(39,752)	53	3,732,581	794,269	595,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,163)	145	4,959,982	1,209,558	881,179

NET ASSETS
Beginning of period	56,984	603	36,512,029	8,792,022	7,526,626
End of period	$17,821	$748	$41,472,011	$10,001,580	$8,407,805

Beginning units	25,512	204	1,763,602	388,298	455,820
Units issued	328	23	567,835	110,949	121,846
Units redeemed	(18,546)	(6)	(282,484)	(77,338)	(86,482)
Ending units	7,294	221	2,048,953	421,909	491,184

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,102)	$(7,648)	$(8,742)	$(60,616)	$(28,704)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	49,930	144,259	97,973	653,337	1,246,199
Net change in unrealized gain (loss) on investments	339,323	1,964,028	39,852	5,038,653	(468,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	383,151	2,100,639	129,083	5,631,374	748,904

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,033,220	1,143,434	1,748,961	3,105,282	1,884,600
Policy loans	(114,942)	(171,365)	(149,966)	(684,046)	(322,396)
Policy loan repayments and interest	21,354	98,214	74,373	377,005	116,167
Surrenders, withdrawals and death benefits	(262,843)	(234,296)	(384,032)	(1,261,781)	(692,205)
Net transfers between other subaccounts
or fixed rate option	197,962	134,544	1,360,034	1,257,691	(1,119,201)
Other charges	(349,537)	(487,387)	(736,017)	(1,517,393)	(689,372)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	525,214	483,144	1,913,353	1,276,758	(822,407)

TOTAL INCREASE (DECREASE) IN NET ASSETS	908,365	2,583,783	2,042,436	6,908,132	(73,503)

NET ASSETS
Beginning of period	5,723,369	6,887,569	6,772,593	27,745,465	16,573,318
End of period	$6,631,734	$9,471,352	$8,815,029	$34,653,597	$16,499,815

Beginning units	364,507	334,365	307,939	2,083,726	869,853
Units issued	96,880	74,466	208,999	482,109	240,621
Units redeemed	(52,882)	(50,919)	(66,238)	(360,468)	(265,107)
Ending units	408,505	357,912	450,700	2,205,367	845,367

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,854)	$(45,065)	$(5,511)	$(12,597)	$(12,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,886	664,284	978	(99,645)	80,115
Net change in unrealized gain (loss) on investments	60,211	1,782,698	69,416	2,838,514	536,611
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	120,243	2,401,917	64,883	2,726,272	604,553

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,379,430	2,221,804	755,309	2,521,832	1,776,436
Policy loans	(56,673)	(447,324)	(39,026)	(282,056)	(91,343)
Policy loan repayments and interest	14,331	242,858	16,042	120,966	14,618
Surrenders, withdrawals and death benefits	(171,813)	(749,883)	(114,045)	(525,550)	(215,182)
Net transfers between other subaccounts
or fixed rate option	1,688,245	234,324	2,215,202	195,114	2,137,439
Other charges	(581,768)	(1,038,594)	(337,513)	(870,340)	(679,176)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,271,752	463,185	2,495,969	1,159,966	2,942,792

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,391,995	2,865,102	2,560,852	3,886,238	3,547,345

NET ASSETS
Beginning of period	4,198,768	20,209,902	2,877,035	10,616,542	6,754,199
End of period	$6,590,763	$23,075,004	$5,437,887	$14,502,780	$10,301,544

Beginning units	206,953	1,049,892	222,613	879,890	404,892
Units issued	234,341	195,389	259,379	229,632	334,386
Units redeemed	(55,541)	(173,842)	(57,741)	(143,997)	(85,042)
Ending units	385,753	1,071,439	424,251	965,525	654,236

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,749)	$(4,018)	$1,613	$82,136	$16,060
Capital gains distributions received	—	—	14,986	199,834	288,871
Net realized gain (loss) on shares redeemed	23,364	(11,620)	2,464	61,093	(30,314)
Net change in unrealized gain (loss) on investments	142,953	177,988	19,940	707,151	104,471
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	158,568	162,350	39,003	1,050,214	379,088

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,361,004	641,727	107,098	864,430	702,549
Policy loans	(150,146)	(35,880)	(10,898)	(39,203)	(27,268)
Policy loan repayments and interest	89,932	25,855	8,091	11,837	14,429
Surrenders, withdrawals and death benefits	(358,855)	(65,587)	(10,244)	(116,214)	(65,183)
Net transfers between other subaccounts
or fixed rate option	666,880	498,436	48,621	1,181,893	2,033,616
Other charges	(466,308)	(248,631)	(51,690)	(420,156)	(334,612)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,142,507	815,920	90,978	1,482,587	2,323,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,301,075	978,270	129,981	2,532,801	2,702,619

NET ASSETS
Beginning of period	6,497,421	2,861,347	328,381	4,147,032	2,310,650
End of period	$7,798,496	$3,839,617	$458,362	$6,679,833	$5,013,269

Beginning units	474,021	221,534	20,187	202,721	140,207
Units issued	207,394	116,732	12,844	115,959	213,245
Units redeemed	(91,516)	(39,060)	(5,523)	(52,709)	(41,976)
Ending units	589,899	299,206	27,508	265,971	311,476

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$5,389	$6,652	$231,513	$(122,576)	$(37,208)
Capital gains distributions received	59,616	68,172	140,456	—	—
Net realized gain (loss) on shares redeemed	(6,253)	3,126	(34,980)	348,919	52,700
Net change in unrealized gain (loss) on investments	12,383	106,965	261,149	1,756,926	1,066,476
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,135	184,915	598,138	1,983,269	1,081,968

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,502	307,642	1,908,495	4,026,173	2,861,554
Policy loans	(7,907)	(32,963)	(94,752)	(711,124)	(133,761)
Policy loan repayments and interest	8,998	5,114	30,526	848,376	6,689
Surrenders, withdrawals and death benefits	(14,141)	(18,967)	(412,177)	(1,971,816)	(154,470)
Net transfers between other subaccounts
or fixed rate option	91,257	418,993	948,372	1,687,008	2,343,401
Other charges	(107,396)	(122,482)	(776,798)	(2,464,358)	(1,609,075)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	209,313	557,337	1,603,666	1,414,259	3,314,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,448	742,252	2,201,804	3,397,528	4,396,306

NET ASSETS
Beginning of period	526,381	807,789	4,854,102	50,786,881	12,738,290
End of period	$806,829	$1,550,041	$7,055,906	$54,184,409	$17,134,596

Beginning units	32,506	46,773	363,544	4,261,015	652,058
Units issued	30,394	64,726	246,560	698,278	265,289
Units redeemed	(11,367)	(14,581)	(104,288)	(579,960)	(99,728)
Ending units	51,533	96,918	505,816	4,379,333	817,619

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(97,511)	$(226,477)	$(59,066)	$(11,021)	$(33,866)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,468,258	1,696,275	428,106	17,979	86,585
Net change in unrealized gain (loss) on investments	2,494,865	6,062,450	837,156	164,118	1,291,834
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,865,612	7,532,248	1,206,196	171,076	1,344,553

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,239,265	17,102,888	3,089,538	1,106,211	3,468,450
Policy loans	(1,261,746)	(1,912,232)	(586,776)	(31,096)	(113,897)
Policy loan repayments and interest	366,966	740,910	260,753	3,636	10,063
Surrenders, withdrawals and death benefits	(2,358,636)	(4,638,638)	(1,230,744)	(54,607)	(379,984)
Net transfers between other subaccounts
or fixed rate option	(2,434,638)	4,219,589	10,709,330	390,270	2,456,796
Other charges	(2,849,899)	(8,644,896)	(1,644,269)	(516,441)	(1,745,730)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,298,688)	6,867,621	10,597,832	897,973	3,695,698

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,566,924	14,399,869	11,804,028	1,069,049	5,040,251

NET ASSETS
Beginning of period	62,131,631	118,230,257	23,814,562	3,909,392	11,305,937
End of period	$64,698,555	$132,630,126	$35,618,590	$4,978,441	$16,346,188

Beginning units	3,955,099	7,510,323	1,687,480	213,669	577,535
Units issued	512,762	1,479,616	1,036,504	83,921	301,806
Units redeemed	(589,050)	(1,049,156)	(327,550)	(35,938)	(118,992)
Ending units	3,878,811	7,940,783	2,396,434	261,652	760,349

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(14,546)	$(20,672)	$(7,261)	$(300,032)	$28,141
Capital gains distributions received	—	—	—	—	31,494
Net realized gain (loss) on shares redeemed	43,002	21,531	15,528	1,431,749	(611)
Net change in unrealized gain (loss) on investments	365,879	567,110	127,775	9,432,106	308,735
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	394,335	567,969	136,042	10,563,823	367,759

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,486,293	1,904,567	671,770	21,038,802	1,101,671
Policy loans	(119,292)	(179,414)	(23,791)	(3,573,517)	(20,341)
Policy loan repayments and interest	19,819	37,504	1,134	1,896,494	1,798
Surrenders, withdrawals and death benefits	(137,486)	(180,904)	(29,578)	(6,614,038)	(69,641)
Net transfers between other subaccounts
or fixed rate option	584,733	275,224	315,826	(1,626,977)	431,538
Other charges	(755,988)	(942,373)	(350,645)	(8,638,867)	(523,619)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,078,079	914,604	584,716	2,481,897	921,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,472,414	1,482,573	720,758	13,045,720	1,289,165

NET ASSETS
Beginning of period	5,050,156	7,906,754	2,520,552	155,516,741	2,196,470
End of period	$6,522,570	$9,389,327	$3,241,310	$168,562,461	$3,485,635

Beginning units	251,026	397,365	146,831	13,409,609	148,878
Units issued	105,972	115,813	59,675	2,081,926	121,022
Units redeemed	(53,535)	(70,317)	(25,910)	(1,877,042)	(46,781)
Ending units	303,463	442,861	180,596	13,614,493	223,119

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$24,956	$1,589	$41,444	$38,434	$28,605
Capital gains distributions received	21,316	—	79,867	42,762	—
Net realized gain (loss) on shares redeemed	38,044	36,127	1,262	(26,185)	(4,450)
Net change in unrealized gain (loss) on investments	157,910	26,311	274,691	366,142	129,044
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	242,226	64,027	397,264	421,153	153,199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	862,038	106,763	1,252,478	970,219	696,256
Policy loans	(13,664)	(9,439)	(3,774)	(40,658)	(3,806)
Policy loan repayments and interest	538	1,831	5,292	431,212	4,127
Surrenders, withdrawals and death benefits	(47,307)	(14)	(155,875)	(197,397)	(13,776)
Net transfers between other subaccounts
or fixed rate option	1,148,612	406,198	1,147,390	4,096,808	314,419
Other charges	(325,585)	(62,508)	(604,637)	(472,980)	(405,393)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,624,632	442,831	1,640,874	4,787,204	591,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,866,858	506,858	2,038,138	5,208,357	745,026

NET ASSETS
Beginning of period	1,481,807	242,628	2,469,158	2,962,557	2,202,605
End of period	$3,348,665	$749,486	$4,507,296	$8,170,914	$2,947,631

Beginning units	125,560	22,551	165,895	252,903	193,891
Units issued	291,836	107,189	199,286	428,367	88,866
Units redeemed	(128,485)	(59,641)	(62,315)	(77,112)	(38,034)
Ending units	288,911	70,099	302,866	604,158	244,723
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$64,213	$46,149	$32,096	$168,826	$80,840
Capital gains distributions received	—	—	314,908	1,225,547	347,748
Net realized gain (loss) on shares redeemed	(252,469)	(15,003)	(15,099)	(47,425)	(34,321)
Net change in unrealized gain (loss) on investments	571,726	179,920	119,621	20,399	(297,997)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	383,470	211,066	451,526	1,367,347	96,270

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,237,665	910,211	1,186,992	2,251,625	631,042
Policy loans	(9,822)	(5,180)	(10,126)	(16,380)	(405)
Policy loan repayments and interest	469,636	1,103	1,337	43,671	232
Surrenders, withdrawals and death benefits	(76,622)	(17,778)	(76,490)	(69,570)	(6,865)
Net transfers between other subaccounts
or fixed rate option	(3,452,368)	284,630	3,834,498	6,122,578	5,835,321
Other charges	(773,638)	(511,754)	(581,115)	(1,170,784)	(296,488)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,605,149)	661,232	4,355,096	7,161,140	6,162,837

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,221,679)	872,298	4,806,622	8,528,487	6,259,107

NET ASSETS
Beginning of period	7,274,744	2,992,272	1,918,404	7,865,602	1,377,030
End of period	$5,053,065	$3,864,570	$6,725,026	$16,394,089	$7,636,137

Beginning units	647,675	258,747	170,400	706,739	148,067
Units issued	164,594	109,709	465,008	772,398	818,105
Units redeemed	(392,974)	(53,128)	(61,077)	(153,895)	(141,463)
Ending units	419,295	315,328	574,331	1,325,242	824,709

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$27,959	$8,082	$83,217	$34,963	$15,151
Capital gains distributions received	210,010	139,165	—	159,816	32,322
Net realized gain (loss) on shares redeemed	(12,147)	(6,724)	(5,279)	(6,014)	(3,159)
Net change in unrealized gain (loss) on investments	171,757	310,748	199,540	108,796	59,231
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	397,579	451,271	277,478	297,561	103,545

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,300,780	1,035,504	494,255	306,378	214,190
Policy loans	(17,586)	(28,664)	(9,202)	(1,209)	(83)
Policy loan repayments and interest	2,068	8,107	7,040	233	70
Surrenders, withdrawals and death benefits	(29,274)	(11,735)	(14,291)	(10,932)	(5,713)
Net transfers between other subaccounts
or fixed rate option	2,555,006	1,793,242	1,268,801	716,382	351,438
Other charges	(515,533)	(429,261)	(237,170)	(172,806)	(117,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,295,461	2,367,193	1,509,433	838,046	441,928

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,693,040	2,818,464	1,786,911	1,135,607	545,473

NET ASSETS
Beginning of period	2,352,833	2,043,271	1,112,119	1,331,733	579,193
End of period	$6,045,873	$4,861,735	$2,899,030	$2,467,340	$1,124,666

Beginning units	216,533	196,607	114,472	139,444	63,107
Units issued	378,396	281,965	182,677	105,554	63,929
Units redeemed	(60,390)	(48,308)	(27,634)	(19,823)	(13,987)
Ending units	534,539	430,264	269,515	225,175	113,049

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$5,958	$4,454	$44,719	$1,016	$94,811
Capital gains distributions received	64,214	87,922	258,144	273,027	—
Net realized gain (loss) on shares redeemed	(6,780)	(9,166)	(15,143)	(49,198)	724
Net change in unrealized gain (loss) on investments	(25,843)	(44,374)	18,788	(218,733)	(52,624)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,549	38,836	306,508	6,112	42,911

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	240,691	163,905	518,765	557,778	612,322
Policy loans	(620)	(9,644)	(21,906)	(22,183)	(3,985)
Policy loan repayments and interest	194	3,077	3,274	6,898	2,825
Surrenders, withdrawals and death benefits	(4,801)	(6,617)	(8,951)	(20,603)	(20,494)
Net transfers between other subaccounts
or fixed rate option	39,643	233,288	629,072	176,008	2,651,001
Other charges	(85,931)	(65,375)	(205,796)	(238,535)	(325,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	189,176	318,634	914,458	459,363	2,916,061

TOTAL INCREASE (DECREASE) IN NET ASSETS	226,725	357,470	1,220,966	465,475	2,958,972

NET ASSETS
Beginning of period	542,167	471,873	1,528,720	1,510,095	1,298,371
End of period	$768,892	$829,343	$2,749,686	$1,975,570	$4,257,343

Beginning units	46,216	34,868	126,084	111,256	129,379
Units issued	24,367	31,206	93,517	77,681	335,969
Units redeemed	(8,242)	(7,922)	(21,482)	(42,106)	(54,309)
Ending units	62,341	58,152	198,119	146,831	411,039

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$73,895	$55,577	$152,089	$81,527	$(5,465)
Capital gains distributions received	314,159	575,449	7,917	280,303	—
Net realized gain (loss) on shares redeemed	13,415	(24,989)	34,904	(11,298)	82,883
Net change in unrealized gain (loss) on investments	113,203	607,795	862,153	269,872	393,994
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	514,672	1,213,832	1,057,063	620,404	471,412

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	590,267	1,161,397	1,804,076	649,425	1,106,550
Policy loans	(13,130)	(14,858)	(3,069)	(12,634)	(106,522)
Policy loan repayments and interest	3,937	29,687	2,787	23,413	42,135
Surrenders, withdrawals and death benefits	(26,428)	(73,404)	(50,135)	(32,901)	(193,707)
Net transfers between other subaccounts
or fixed rate option	1,637,743	1,809,357	4,687,477	3,439,627	91,688
Other charges	(332,947)	(547,555)	(1,126,205)	(389,431)	(435,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,859,442	2,364,624	5,314,931	3,677,499	504,174

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,374,114	3,578,456	6,371,994	4,297,903	975,586

NET ASSETS
Beginning of period	2,747,485	4,344,143	7,458,652	2,843,068	5,370,055
End of period	$5,121,599	$7,922,599	$13,830,646	$7,140,971	$6,345,641

Beginning units	264,474	417,376	670,023	264,936	254,408
Units issued	225,389	294,053	1,406,810	351,062	68,384
Units redeemed	(57,888)	(73,905)	(960,582)	(53,987)	(43,375)
Ending units	431,975	637,524	1,116,251	562,011	279,417

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

SUBACCOUNTS
AST International Value Portfolio
1/1/2016
to
12/31/2016

OPERATIONS
Net investment income (loss)	$(69,188)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(307,104)
Net change in unrealized gain (loss) on investments	557,100
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	180,808

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,476,394
Policy loans	(1,164,143)
Policy loan repayments and interest	749,674
Surrenders, withdrawals and death benefits	(1,301,902)
Net transfers between other subaccounts
or fixed rate option	507,675
Other charges	(1,293,555)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	974,143

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,154,951

NET ASSETS
Beginning of period	32,851,305
End of period	$34,006,256

Beginning units	3,579,668
Units issued	626,844
Units redeemed	(514,816)
Ending units	3,691,696

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(588,505)	$(540,093)	$(218,769)	$(66,124)	$(120,151)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	344,876	2,835,078	3,323,420	596,946
Net change in unrealized gain (loss) on investments	—	(671,336)	(931,115)	(3,062,220)	(1,960,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(588,505)	(866,553)	1,685,194	195,076	(1,483,340)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	90,740,930	6,014,288	6,099,084	2,696,085	1,542,879
Policy loans	(1,506,485)	(908,986)	(1,707,450)	(67,763)	(82,751)
Policy loan repayments and interest	1,093,427	369,663	636,523	7,235	8,037
Surrenders, withdrawals and death benefits	(7,386,786)	(2,647,598)	(3,284,306)	(10,371,393)	(394,969)
Net transfers between other subaccounts
or fixed rate option	(223,012,813)	3,402,690	(2,211,968)	3,961,624	138,696,044
Other charges	(6,981,022)	(3,983,980)	(3,160,195)	(1,399,709)	(1,078,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(147,052,749)	2,246,077	(3,628,312)	(5,173,921)	138,690,583

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,641,254)	1,379,524	(1,943,118)	(4,978,845)	137,207,243

NET ASSETS
Beginning of period	223,072,813	121,022,976	81,076,817	19,525,669	11,803,926
End of period	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169

Beginning units	134,768,577	37,379,922	33,931,740	6,784,915	2,575,799
Units issued	41,177,643	4,957,649	3,251,330	448,859	27,527,159
Units redeemed	(129,261,415)	(4,542,196)	(4,400,228)	(5,326,611)	(922,310)
Ending units	46,684,805	37,795,375	32,782,842	1,907,163	29,180,648

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(224,551)	$2,207,001	$(10,869)	$4,877,557	$(88,209)
Capital gains distributions received	—	—	—	5,251,760	—
Net realized gain (loss) on shares redeemed	1,831,259	(17,858)	(140,325)	5,899,465	663,052
Net change in unrealized gain (loss) on investments	(8,188,647)	(3,170,894)	(2,441,272)	(13,487,339)	(29,126)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,581,939)	(981,751)	(2,592,466)	2,541,443	545,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,219,086	3,647,603	2,392,220	15,314,167	1,929,584
Policy loans	(1,337,608)	(707,759)	(83,518)	(3,524,271)	(388,558)
Policy loan repayments and interest	446,333	227,781	84,990	1,005,164	183,299
Surrenders, withdrawals and death benefits	(2,658,074)	(1,386,619)	(182,631)	(8,392,822)	(1,090,614)
Net transfers between other subaccounts
or fixed rate option	(935,727)	427,974	597,273	113,490,981	585,694
Other charges	(2,639,876)	(1,871,725)	(815,023)	(9,932,157)	(870,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,905,866)	337,255	1,993,311	107,961,062	349,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,487,805)	(644,496)	(599,155)	110,502,505	894,917

NET ASSETS
Beginning of period	78,983,121	36,214,033	7,713,515	320,870,703	27,729,694
End of period	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611

Beginning units	8,775,193	14,290,644	1,073,122	112,944,613	14,943,492
Units issued	760,687	2,453,579	554,902	42,650,889	1,746,092
Units redeemed	(1,040,166)	(2,247,299)	(245,680)	(12,306,532)	(1,726,432)
Ending units	8,495,714	14,496,924	1,382,344	143,288,970	14,963,152

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(754,427)	$(262,500)	$(176,980)	$137,666	$(3,965)
Capital gains distributions received	—	—	—	717,321	552,767
Net realized gain (loss) on shares redeemed	862,402	4,614,073	779,738	82,458	84,964
Net change in unrealized gain (loss) on investments	289,075	5,712,039	(1,597,391)	(1,569,162)	(509,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	397,050	10,063,612	(994,633)	(631,717)	124,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,274,418	950,235	80,162	108,004
Policy loans	(205,862)	(2,031,360)	(25,271)	(4,148)	(54,315)
Policy loan repayments and interest	151,922	656,936	9,138	7,087	926
Surrenders, withdrawals and death benefits	(19,753)	(6,128,720)	(88,857)	(96,969)	(8,676)
Net transfers between other subaccounts
or fixed rate option	(91,135,003)	375,965	(1,087,680)	1,121,748	257,543
Other charges	(1,162,349)	(3,333,913)	(623,411)	(301,878)	(127,956)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(92,371,045)	(4,186,674)	(865,846)	806,002	175,526

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,973,995)	5,876,938	(1,860,479)	174,285	299,612

NET ASSETS
Beginning of period	134,322,403	91,228,727	33,552,640	35,804,982	2,682,117
End of period	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729

Beginning units	33,792,480	45,099,851	4,383,716	24,093,410	2,144,533
Units issued	288,221	4,109,445	161,720	1,421,563	385,042
Units redeemed	(23,433,897)	(6,671,118)	(306,569)	(947,807)	(268,365)
Ending units	10,646,804	42,538,178	4,238,867	24,567,166	2,261,210

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(16,383)	$96,099	$(24,545)	$27,182	$1,298
Capital gains distributions received	198,824	—	1,317,020	123,194	50,891
Net realized gain (loss) on shares redeemed	414,280	202,466	50,080	80,652	2,026
Net change in unrealized gain (loss) on investments	(321,039)	(587,963)	(1,483,052)	(320,476)	(62,088)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,682	(289,398)	(140,497)	(89,448)	(7,873)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	68,072	117,328	56,617	21,763	2,097
Policy loans	(2,642)	(371)	(17,901)	—	—
Policy loan repayments and interest	3,860	296	1,686	—	—
Surrenders, withdrawals and death benefits	(177,034)	(162,917)	(189,108)	—	—
Net transfers between other subaccounts
or fixed rate option	(355,259)	24,471	(149,363)	(112,318)	—
Other charges	(123,019)	(190,417)	(96,846)	(28,984)	(7,739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(586,022)	(211,610)	(394,915)	(119,539)	(5,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(310,340)	(501,008)	(535,412)	(208,987)	(13,515)

NET ASSETS
Beginning of period	4,040,079	6,649,287	5,594,277	1,501,790	326,062
End of period	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547

Beginning units	2,730,668	2,203,229	3,678,382	763,966	120,505
Units issued	114,680	179,755	48,882	151,557	780
Units redeemed	(554,634)	(249,910)	(300,464)	(217,315)	(2,832)
Ending units	2,290,714	2,133,074	3,426,800	698,208	118,453

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,001)	$(156,076)	$(8,290)	$248	$1,023
Capital gains distributions received	46,741	—	—	38,085	29,569
Net realized gain (loss) on shares redeemed	200,369	2,070,146	231,967	1,310	(38)
Net change in unrealized gain (loss) on investments	(267,055)	(5,655,860)	246,898	(52,788)	(32,533)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,946)	(3,741,790)	470,575	(13,145)	(1,979)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,271	4,516,007	2,259,125	17,474	5,248
Policy loans	(41,383)	(1,453,889)	(122,574)	—	—
Policy loan repayments and interest	10,034	576,784	77,091	—	—
Surrenders, withdrawals and death benefits	(138,099)	(3,657,811)	(365,386)	—	—
Net transfers between other subaccounts
or fixed rate option	(222,634)	(128,359)	447,401	2,228	—
Other charges	(39,845)	(2,210,875)	(990,788)	(5,619)	(1,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(403,656)	(2,358,143)	1,304,869	14,083	3,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	(429,602)	(6,099,933)	1,775,444	938	1,988

NET ASSETS
Beginning of period	3,168,819	68,990,677	7,318,055	292,123	80,329
End of period	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317

Beginning units	3,396,813	23,213,090	476,090	113,325	46,520
Units issued	431,703	2,075,109	230,932	22,236	3,041
Units redeemed	(817,693)	(2,968,538)	(136,511)	(19,170)	(744)
Ending units	3,010,823	22,319,661	570,511	116,391	48,817

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,570)	$2,545	$7,651	$(102)	$10,190
Capital gains distributions received	79,750	53,171	12,881	4,515	911,755
Net realized gain (loss) on shares redeemed	8,960	56,710	139,718	6,128	87,778
Net change in unrealized gain (loss) on investments	(36,773)	(89,146)	(169,777)	(6,991)	(789,400)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,367	23,280	(9,527)	3,550	220,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,437	33,977	52,516	—	291,259
Policy loans	(236)	(71,027)	—	—	(140,145)
Policy loan repayments and interest	1,359	819	—	—	49,715
Surrenders, withdrawals and death benefits	(16,963)	—	(3,556)	(7,016)	(181,421)
Net transfers between other subaccounts
or fixed rate option	—	(140,657)	(564,260)	—	221,426
Other charges	(13,207)	(6,945)	(23,950)	(6,297)	(133,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(16,610)	(183,833)	(539,250)	(13,313)	107,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,757	(160,553)	(548,777)	(9,763)	328,022

NET ASSETS
Beginning of period	763,571	553,597	1,416,336	55,903	4,599,989
End of period	$797,328	$393,044	$867,559	$46,140	$4,928,011

Beginning units	1,488,675	394,109	606,129	55,955	2,623,259
Units issued	25,845	24,368	255,429	—	349,754
Units redeemed	(56,348)	(148,293)	(491,058)	(12,441)	(291,788)
Ending units	1,458,172	270,184	370,500	43,514	2,681,225

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(187,661)	$22,487	$(39,289)	$849	$—
Capital gains distributions received	—	169,750	—	532,964	261,840
Net realized gain (loss) on shares redeemed	2,101,187	(343,435)	107,549	29,587	15,470
Net change in unrealized gain (loss) on investments	(4,072,730)	(323,334)	559,838	(335,570)	(437,377)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,159,204)	(474,532)	628,098	227,830	(160,067)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,732,514	1,036,845	2,238,312	100,577	92,119
Policy loans	(1,927,496)	(87,327)	(437,334)	(1,115)	—
Policy loan repayments and interest	633,200	85,710	154,003	1,835	680
Surrenders, withdrawals and death benefits	(3,533,294)	(147,571)	(842,487)	(40)	(10,829)
Net transfers between other subaccounts
or fixed rate option	1,630,769	(366,824)	411,174	79,514	54,719
Other charges	(3,152,535)	(350,131)	(899,907)	(123,434)	(101,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	383,158	170,702	623,761	57,337	35,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,776,046)	(303,830)	1,251,859	285,167	(124,647)

NET ASSETS
Beginning of period	80,595,844	5,302,366	20,665,019	2,907,699	2,407,951
End of period	$78,819,798	$4,998,536	$21,916,878	$3,192,866	$2,283,304

Beginning units	27,210,006	1,210,925	10,542,661	108,955	76,203
Units issued	2,873,323	520,804	1,793,079	9,499	5,333
Units redeemed	(3,305,635)	(323,042)	(1,443,315)	(7,220)	(4,142)
Ending units	26,777,694	1,408,687	10,892,425	111,234	77,394

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$26,167	$37,149	$1	$2	$(2)
Capital gains distributions received	—	235,576	98	—	—
Net realized gain (loss) on shares redeemed	(2,101)	9,503	(2)	1	(503)
Net change in unrealized gain (loss) on investments	(84,204)	(301,356)	(286)	(76)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(60,138)	(19,128)	(189)	(73)	(505)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41,349	75,245	216	74	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	362	1,616	—	—	—
Surrenders, withdrawals and death benefits	(1)	(33)	—	—	—
Net transfers between other subaccounts
or fixed rate option	186,361	110,655	—	—	505
Other charges	(65,681)	(97,930)	(37)	(16)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	162,390	89,553	179	58	505

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,252	70,425	(10)	(15)	—

NET ASSETS
Beginning of period	1,375,652	2,607,409	1,859	498	—
End of period	$1,477,904	$2,677,834	$1,849	$483	$—

Beginning units	78,577	106,738	562	198	—
Units issued	13,716	9,139	67	32	301,675
Units redeemed	(4,368)	(5,530)	(11)	(7)	(301,675)
Ending units	87,925	110,347	618	223	—
The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(10)	$(521)	$(6)	$24	$1,435
Capital gains distributions received	145	62,326	331	562	—
Net realized gain (loss) on shares redeemed	69	(42,050)	(19)	(1,812)	(38)
Net change in unrealized gain (loss) on investments	(93)	816	(278)	(445)	(5,052)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	111	20,571	28	(1,671)	(3,655)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49	1,130	—	—	706
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	1,247	—
Surrenders, withdrawals and death benefits	—	—	—	(13,579)	—
Net transfers between other subaccounts
or fixed rate option	771	(544,278)	3,027	—	—
Other charges	(316)	(960)	(235)	(533)	(1,586)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	504	(544,108)	2,792	(12,865)	(880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	615	(523,537)	2,820	(14,536)	(4,535)

NET ASSETS
Beginning of period	3,286	819,371	—	20,109	33,565
End of period	$3,901	$295,834	$2,820	$5,573	$29,030

Beginning units	550	263,090	—	6,203	16,806
Units issued	138	4,906,646	1,089	392	364
Units redeemed	(54)	(5,071,683)	(84)	(4,346)	(820)
Ending units	634	98,053	1,005	2,249	16,350

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$3	$(14)	$(32)	$(4)	$(2)
Capital gains distributions received	—	—	—	190	59
Net realized gain (loss) on shares redeemed	2,079	2,899	(34)	2	1
Net change in unrealized gain (loss) on investments	(2,404)	(2,306)	729	(190)	(168)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(322)	579	663	(2)	(110)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	961	—	287	149	147
Policy loans	—	—	—	—	—
Policy loan repayments and interest	1,247	1,247	—	—	—
Surrenders, withdrawals and death benefits	(15,956)	(17,173)	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(815)	—	—	—
Other charges	(868)	(501)	(605)	(43)	(42)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(14,616)	(17,242)	(318)	106	105

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,938)	(16,663)	345	104	(5)

NET ASSETS
Beginning of period	23,511	20,319	11,760	1,236	1,260
End of period	$8,573	$3,656	$12,105	$1,340	$1,255

Beginning units	17,570	7,197	6,130	422	408
Units issued	1,876	457	136	50	50
Units redeemed	(12,926)	(6,418)	(288)	(15)	(14)
Ending units	6,520	1,236	5,978	457	444

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,701)	$(296)	$(3)	$(17)	$175
Capital gains distributions received	—	14,224	17	—	—
Net realized gain (loss) on shares redeemed	—	1,087	1,476	(708)	785
Net change in unrealized gain (loss) on investments	—	(6,820)	(991)	(1,798)	(1,096)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,701)	8,195	499	(2,523)	(136)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,087	357	—	—	1,133
Policy loans	—	—	—	—	—
Policy loan repayments and interest	671	—	1,247	—	—
Surrenders, withdrawals and death benefits	—	—	(16,712)	—	—
Net transfers between other subaccounts
or fixed rate option	832,769	(29)	—	—	214
Other charges	(23,141)	(6,830)	(202)	(387)	(2,664)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	813,386	(6,502)	(15,667)	(387)	(1,317)

TOTAL INCREASE (DECREASE) IN NET ASSETS	809,685	1,693	(15,168)	(2,910)	(1,453)

NET ASSETS
Beginning of period	637,123	116,811	15,927	7,906	42,678
End of period	$1,446,808	$118,504	$759	$4,996	$41,225

Beginning units	595,203	33,033	8,216	8,363	16,303
Units issued	29,191,649	116	654	—	8,644
Units redeemed	(28,431,453)	(1,884)	(8,494)	(474)	(9,211)
Ending units	1,355,399	31,265	376	7,889	15,736

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2)	$(1)	$(238)	$(25)	$(1)
Capital gains distributions received	—	—	2,080	1,174	—
Net realized gain (loss) on shares redeemed	(207)	(12)	723	2	102
Net change in unrealized gain (loss) on investments	—	—	(8,582)	(1,087)	(123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(209)	(13)	(6,017)	64	(22)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	75
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	209	13	—	—	(2,210)
Other charges	—	—	(5,502)	(150)	(39)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	209	13	(5,502)	732	(2,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(11,519)	796	(2,196)

NET ASSETS
Beginning of period	—	—	98,094	9,276	2,891
End of period	$—	$—	$86,575	$10,072	$695

Beginning units	—	—	34,422	2,915	1,052
Units issued	546,693	362,332	—	267	27
Units redeemed	(546,693)	(362,332)	(1,951)	(46)	(832)
Ending units	—	—	32,471	3,136	247

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$101	$(24)	$(122)	$(298)	$(61)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27	2,890	1,603	8,538	(698)
Net change in unrealized gain (loss) on investments	(31)	(851)	(641)	1,183	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	97	2,015	840	9,423	(759)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,205	707	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(2,569)	17,706	(340,949)	36,393
Other charges	(604)	(137)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	601	(1,999)	17,706	(340,949)	36,393

TOTAL INCREASE (DECREASE) IN NET ASSETS	698	16	18,546	(331,526)	35,634

NET ASSETS
Beginning of period	6,833	8,999	52,725	509,704	—
End of period	$7,531	$9,015	$71,271	$178,178	$35,634

Beginning units	4,078	4,116	10,285	74,161	—
Units issued	712	78,187	763,074	1,239,930	516,415
Units redeemed	(352)	(77,923)	(758,019)	(1,291,213)	(506,093)
Ending units	4,438	4,380	15,340	22,878	10,322

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(147)	$11	$(75,016)	$(8,140)	$(11,581)
Capital gains distributions received	672	3	—	—	—
Net realized gain (loss) on shares redeemed	887	1	1,015,375	202,301	72,694
Net change in unrealized gain (loss) on investments	(1,837)	(49)	1,973,978	194,493	(95,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(425)	(34)	2,914,337	388,654	(34,356)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	750	73	3,443,690	1,574,634	1,662,619
Policy loans	—	—	(635,879)	(196,952)	(67,621)
Policy loan repayments and interest	—	—	230,139	41,007	22,268
Surrenders, withdrawals and death benefits	—	—	(1,059,272)	(291,644)	(214,993)
Net transfers between other subaccounts
or fixed rate option	(779)	—	1,665,636	274,277	352,311
Other charges	(3,187)	(19)	(1,712,285)	(627,696)	(776,039)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(3,216)	54	1,932,029	773,626	978,545

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,641)	20	4,846,366	1,162,280	944,189

NET ASSETS
Beginning of period	60,625	583	31,665,663	7,629,742	6,582,437
End of period	$56,984	$603	$36,512,029	$8,792,022	$7,526,626

Beginning units	26,952	184	1,594,446	352,914	397,190
Units issued	334	26	429,331	108,820	134,365
Units redeemed	(1,774)	(6)	(260,175)	(73,436)	(75,735)
Ending units	25,512	204	1,763,602	388,298	455,820

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Value Equity Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,009)	$(6,960)	$(6,446)	$(62,053)	$(26,379)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,900	168,487	129,339	683,273	652,867
Net change in unrealized gain (loss) on investments	(486,388)	(476,562)	(511,817)	(3,023,442)	900,940
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(384,497)	(315,035)	(388,924)	(2,402,222)	1,527,428

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,069,110	1,136,089	1,349,295	2,917,117	1,361,743
Policy loans	(84,390)	(160,965)	(180,087)	(683,595)	(290,068)
Policy loan repayments and interest	25,314	39,105	27,654	239,439	90,070
Surrenders, withdrawals and death benefits	(301,875)	(212,809)	(224,715)	(1,063,333)	(775,901)
Net transfers between other subaccounts
or fixed rate option	(65,781)	(105,873)	998,475	85,250	(275,131)
Other charges	(359,121)	(447,744)	(568,370)	(1,354,238)	(651,688)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	283,257	247,803	1,402,252	140,640	(540,975)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,240)	(67,232)	1,013,328	(2,261,582)	986,453

NET ASSETS
Beginning of period	5,824,609	6,954,801	5,759,265	30,007,047	15,586,865
End of period	$5,723,369	$6,887,569	$6,772,593	$27,745,465	$16,573,318

Beginning units	346,114	322,709	226,796	2,046,934	899,460
Units issued	79,255	63,733	130,252	365,963	105,610
Units redeemed	(60,862)	(52,077)	(49,109)	(329,171)	(135,217)
Ending units	364,507	334,365	307,939	2,083,726	869,853

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,742)	$(46,358)	$(2,472)	$(12,115)	$(5,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	90,168	641,986	(1,627)	(217,065)	40,887
Net change in unrealized gain (loss) on investments	160,502	(550,779)	10,890	(2,306,971)	(141,490)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	246,928	44,849	6,791	(2,536,151)	(105,984)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,078,377	2,068,620	573,061	2,649,341	1,420,540
Policy loans	(116,435)	(425,161)	(27,308)	(219,079)	(84,200)
Policy loan repayments and interest	10,465	135,673	9,262	78,580	11,278
Surrenders, withdrawals and death benefits	(108,765)	(1,103,364)	(41,424)	(471,359)	(149,387)
Net transfers between other subaccounts
or fixed rate option	343,670	1,084,365	380,217	(623,400)	1,667,895
Other charges	(430,952)	(973,288)	(240,220)	(813,954)	(423,122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	776,360	786,845	653,588	600,129	2,443,004

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,023,288	831,694	660,379	(1,936,022)	2,337,020

NET ASSETS
Beginning of period	3,175,480	19,378,208	2,216,656	12,552,564	4,417,179
End of period	$4,198,768	$20,209,902	$2,877,035	$10,616,542	$6,754,199

Beginning units	155,182	1,012,058	165,346	839,231	203,367
Units issued	90,011	187,731	93,168	233,509	238,235
Units redeemed	(38,240)	(149,897)	(35,901)	(192,850)	(36,710)
Ending units	206,953	1,049,892	222,613	879,890	404,892

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,514)	$(2,503)	$703	$66,814	$9,905
Capital gains distributions received	—	—	28,612	193,575	263,642
Net realized gain (loss) on shares redeemed	42,977	(6,216)	9,841	49,103	2,219
Net change in unrealized gain (loss) on investments	(266,365)	(109,050)	(40,834)	(434,536)	(404,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(229,902)	(117,769)	(1,678)	(125,044)	(129,042)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,240,096	566,611	89,819	795,959	556,427
Policy loans	(133,929)	(29,204)	(9,703)	(20,465)	(41,463)
Policy loan repayments and interest	49,128	8,917	1,010	9,935	6,155
Surrenders, withdrawals and death benefits	(222,353)	(61,483)	(2,557)	(45,815)	(77,084)
Net transfers between other subaccounts
or fixed rate option	417,406	539,012	(15,093)	(264,297)	599,094
Other charges	(402,363)	(181,440)	(43,290)	(371,004)	(208,745)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	947,985	842,413	20,186	104,313	834,384

TOTAL INCREASE (DECREASE) IN NET ASSETS	718,083	724,644	18,508	(20,731)	705,342

NET ASSETS
Beginning of period	5,779,338	2,136,703	309,873	4,167,763	1,605,308
End of period	$6,497,421	$2,861,347	$328,381	$4,147,032	$2,310,650

Beginning units	400,676	151,701	18,883	200,507	82,162
Units issued	142,250	94,221	7,189	81,470	81,718
Units redeemed	(68,905)	(24,388)	(5,885)	(79,256)	(23,673)
Ending units	474,021	221,534	20,187	202,721	140,207

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$2,854	$2,350	$216,613	$(131,264)	$(26,351)
Capital gains distributions received	53,292	109,637	366,029	—	—
Net realized gain (loss) on shares redeemed	3,408	9,883	(6,031)	464,899	45,569
Net change in unrealized gain (loss) on investments	(76,090)	(144,572)	(1,385,687)	(1,583,529)	(177,116)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(16,536)	(22,702)	(809,076)	(1,249,894)	(157,898)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	195,507	169,876	1,612,621	4,150,861	2,597,581
Policy loans	(3,774)	(15,143)	(57,028)	(737,984)	(49,919)
Policy loan repayments and interest	695	2,598	21,580	255,417	19,795
Surrenders, withdrawals and death benefits	(1,630)	(25,687)	(138,519)	(2,255,413)	(102,830)
Net transfers between other subaccounts
or fixed rate option	30,876	74,342	267,914	(3,916,077)	4,276,864
Other charges	(81,398)	(84,183)	(665,340)	(2,450,166)	(1,343,510)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	140,276	121,803	1,041,228	(4,953,362)	5,397,981

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,740	99,101	232,152	(6,203,256)	5,240,083

NET ASSETS
Beginning of period	402,641	708,688	4,621,950	56,990,137	7,498,207
End of period	$526,381	$807,789	$4,854,102	$50,786,881	$12,738,290

Beginning units	22,405	37,862	291,243	4,668,619	383,029
Units issued	16,448	20,485	154,796	425,542	377,395
Units redeemed	(6,347)	(11,574)	(82,495)	(833,146)	(108,366)
Ending units	32,506	46,773	363,544	4,261,015	652,058

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(99,793)	$(213,138)	$(51,873)	$(8,148)	$(23,726)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,450,244	1,911,273	496,451	18,479	44,756
Net change in unrealized gain (loss) on investments	(1,854,663)	(1,463,542)	(478,007)	(12,566)	(182,348)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(504,212)	234,593	(33,429)	(2,235)	(161,318)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,058,413	16,508,395	3,023,785	921,265	2,899,734
Policy loans	(1,186,694)	(2,250,885)	(407,659)	(25,908)	(117,344)
Policy loan repayments and interest	349,425	579,979	136,749	1,012	3,993
Surrenders, withdrawals and death benefits	(3,340,918)	(4,740,077)	(1,155,007)	(33,006)	(58,225)
Net transfers between other subaccounts
or fixed rate option	(612,120)	5,397,401	414,139	779,780	3,164,799
Other charges	(2,949,877)	(7,918,958)	(1,547,231)	(433,974)	(1,382,661)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	318,229	7,575,855	464,776	1,209,169	4,510,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	(185,983)	7,810,448	431,347	1,206,934	4,348,978

NET ASSETS
Beginning of period	62,317,614	110,419,809	23,383,215	2,702,458	6,956,959
End of period	$62,131,631	$118,230,257	$23,814,562	$3,909,392	$11,305,937

Beginning units	3,934,187	7,034,542	1,656,220	148,796	352,323
Units issued	561,479	1,530,909	320,963	92,622	345,792
Units redeemed	(540,567)	(1,055,128)	(289,703)	(27,749)	(120,580)
Ending units	3,955,099	7,510,323	1,687,480	213,669	577,535

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(11,892)	$(12,565)	$(5,912)	$(296,436)	$19,433
Capital gains distributions received	—	—	—	—	80,838
Net realized gain (loss) on shares redeemed	47,363	23,383	38,454	1,788,308	5,698
Net change in unrealized gain (loss) on investments	(42,212)	(136,333)	(64,689)	(6,621,367)	(191,852)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,741)	(125,515)	(32,147)	(5,129,495)	(85,883)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,408,209	1,321,690	653,399	22,341,516	830,140
Policy loans	(31,895)	(19,056)	(4,469)	(4,060,046)	(21,280)
Policy loan repayments and interest	30,708	9,271	1,194	1,666,576	2,801
Surrenders, withdrawals and death benefits	(66,946)	(54,256)	(32,224)	(7,313,331)	(48,998)
Net transfers between other subaccounts
or fixed rate option	173,869	3,651,429	256,542	351,782	470,170
Other charges	(706,481)	(655,892)	(327,019)	(8,577,590)	(434,215)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	807,464	4,253,186	547,423	4,408,907	798,618

TOTAL INCREASE (DECREASE) IN NET ASSETS	800,723	4,127,671	515,276	(720,588)	712,735

NET ASSETS
Beginning of period	4,249,433	3,779,083	2,005,276	156,237,329	1,483,735
End of period	$5,050,156	$7,906,754	$2,520,552	$155,516,741	$2,196,470

Beginning units	212,389	187,658	116,331	13,042,428	93,337
Units issued	110,409	279,665	67,170	2,353,369	91,672
Units redeemed	(71,772)	(69,958)	(36,670)	(1,986,188)	(36,131)
Ending units	251,026	397,365	146,831	13,409,609	148,878
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$14,172	$2,182	$31,443	$39,198	$22,153
Capital gains distributions received	18,909	1,288	68,892	153,880	50,602
Net realized gain (loss) on shares redeemed	(2,604)	(413)	518	(14,075)	3,428
Net change in unrealized gain (loss) on investments	(69,255)	(6,946)	(230,185)	(281,296)	(189,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(38,778)	(3,889)	(129,332)	(102,293)	(113,035)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	415,342	75,125	915,486	694,203	537,268
Policy loans	(2,504)	(29)	(11,221)	(16,693)	(946)
Policy loan repayments and interest	263	1,777	4,796	618	254
Surrenders, withdrawals and death benefits	(20,995)	(831)	(10,272)	(141,041)	(5,355)
Net transfers between other subaccounts
or fixed rate option	390,691	83,814	743,983	1,557,095	716,515
Other charges	(191,730)	(35,684)	(415,728)	(255,894)	(365,414)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	591,067	124,172	1,227,044	1,838,288	882,322

TOTAL INCREASE (DECREASE) IN NET ASSETS	552,289	120,283	1,097,712	1,735,995	769,287

NET ASSETS
Beginning of period	929,518	122,345	1,371,446	1,226,562	1,433,318
End of period	$1,481,807	$242,628	$2,469,158	$2,962,557	$2,202,605

Beginning units	71,489	10,225	84,605	88,591	119,742
Units issued	91,440	17,087	112,347	206,232	114,982
Units redeemed	(37,369)	(4,761)	(31,057)	(41,920)	(40,833)
Ending units	125,560	22,551	165,895	252,903	193,891

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund(Class 2)	American Funds IS International Fund (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$94,892	$33,002	$8,428	$79,515	$15,210
Capital gains distributions received	32,964	62,754	159,525	588,539	20,684
Net realized gain (loss) on shares redeemed	(9,475)	(4,480)	(5,817)	(19,389)	(3,959)
Net change in unrealized gain (loss) on investments	(849,586)	(298,703)	(110,873)	(651,394)	(93,820)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(731,205)	(207,427)	51,263	(2,729)	(61,885)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,244,815	812,623	591,160	1,590,992	344,756
Policy loans	(46,491)	(7,979)	(3,538)	(40,653)	(1,272)
Policy loan repayments and interest	643,120	402	252	4,048	253
Surrenders, withdrawals and death benefits	(111,665)	(16,951)	(5,328)	(20,239)	(4,039)
Net transfers between other subaccounts
or fixed rate option	303,156	611,791	1,061,090	5,276,785	975,627
Other charges	(801,551)	(461,253)	(268,172)	(597,095)	(90,905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,231,384	938,633	1,375,464	6,213,838	1,224,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	500,179	731,206	1,426,727	6,211,109	1,162,535

NET ASSETS
Beginning of period	6,774,565	2,261,066	491,677	1,654,493	214,495
End of period	$7,274,744	$2,992,272	$1,918,404	$7,865,602	$1,377,030

Beginning units	547,866	183,403	42,253	148,322	20,724
Units issued	208,762	133,365	154,356	629,869	137,845
Units redeemed	(108,953)	(58,021)	(26,209)	(71,452)	(10,502)
Ending units	647,675	258,747	170,400	706,739	148,067

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$14,844	$3,280	$22,335	$29,202	$4,404
Capital gains distributions received	63,023	59,682	—	66,681	—
Net realized gain (loss) on shares redeemed	(3,927)	(4,634)	(21,420)	(2,499)	(971)
Net change in unrealized gain (loss) on investments	(82,011)	(110,759)	(53,652)	(118,167)	(21,282)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,071)	(52,431)	(52,737)	(24,783)	(17,849)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	577,911	495,824	323,014	145,097	151,425
Policy loans	(7,648)	(4,934)	(507)	(131)	(310)
Policy loan repayments and interest	368	1,063	199	11	528
Surrenders, withdrawals and death benefits	(9,699)	(20,774)	(1,160)	(1,243)	(96)
Net transfers between other subaccounts
or fixed rate option	1,510,513	1,355,639	524,120	1,036,692	336,116
Other charges	(199,823)	(175,051)	(95,971)	(61,875)	(50,067)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,871,622	1,651,767	749,695	1,118,551	437,596

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,863,551	1,599,336	696,958	1,093,768	419,747

NET ASSETS
Beginning of period	489,282	443,935	415,161	237,965	159,446
End of period	$2,352,833	$2,043,271	$1,112,119	$1,331,733	$579,193

Beginning units	40,219	38,500	37,780	20,802	15,327
Units issued	199,705	184,194	101,179	124,852	52,939
Units redeemed	(23,391)	(26,087)	(24,487)	(6,210)	(5,159)
Ending units	216,533	196,607	114,472	139,444	63,107

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$2,954	$1,995	$23,271	$(802)	$11,961
Capital gains distributions received	81,095	85,908	167,051	209,278	—
Net realized gain (loss) on shares redeemed	(2,515)	(3,089)	(7,966)	(7,568)	(873)
Net change in unrealized gain (loss) on investments	(81,894)	(70,012)	(206,589)	(151,501)	(19,310)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(360)	14,802	(24,233)	49,407	(8,222)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	186,414	145,208	490,275	392,416	293,981
Policy loans	(539)	(4,078)	(3,722)	(12,100)	(1,568)
Policy loan repayments and interest	670	173	1,250	1,109	37
Surrenders, withdrawals and death benefits	(1,348)	(1,537)	(7,786)	(2,825)	(1,841)
Net transfers between other subaccounts
or fixed rate option	144,065	253,935	640,290	987,383	990,486
Other charges	(66,756)	(28,319)	(129,687)	(134,775)	(68,560)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	262,506	365,382	990,620	1,231,208	1,212,535

TOTAL INCREASE (DECREASE) IN NET ASSETS	262,146	380,184	966,387	1,280,615	1,204,313

NET ASSETS
Beginning of period	280,021	91,689	562,333	229,480	94,058
End of period	$542,167	$471,873	$1,528,720	$1,510,095	$1,298,371

Beginning units	24,034	7,215	45,680	18,827	8,850
Units issued	31,801	31,526	97,121	110,027	128,637
Units redeemed	(9,619)	(3,873)	(16,717)	(17,598)	(8,108)
Ending units	46,216	34,868	126,084	111,256	129,379

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$17,366	$96,227	$114,460	$46,563	$(5,397)
Capital gains distributions received	46,938	531,461	2,212	182,706	—
Net realized gain (loss) on shares redeemed	(1,262)	(5,025)	(17,847)	(7,742)	140,679
Net change in unrealized gain (loss) on investments	(34,959)	(712,235)	(78,131)	(316,848)	(94,454)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,083	(89,572)	20,694	(95,321)	40,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	478,517	478,856	1,048,734	537,901	1,003,292
Policy loans	(82)	(17,734)	(20,426)	—	(160,310)
Policy loan repayments and interest	110	388	355	113	29,265
Surrenders, withdrawals and death benefits	(4,694)	(2,762)	(1,723)	(4,358)	(186,453)
Net transfers between other subaccounts
or fixed rate option	2,040,551	3,553,049	4,913,669	2,064,232	132,214
Other charges	(105,512)	(281,277)	(615,461)	(223,498)	(426,715)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,408,890	3,730,520	5,325,148	2,374,390	391,293

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,436,973	3,640,948	5,345,842	2,279,069	432,121

NET ASSETS
Beginning of period	310,512	703,195	2,112,810	563,999	4,937,934
End of period	$2,747,485	$4,344,143	$7,458,652	$2,843,068	$5,370,055

Beginning units	25,477	65,329	191,373	50,891	236,822
Units issued	248,932	384,707	772,359	238,156	63,398
Units redeemed	(9,935)	(32,660)	(293,709)	(24,111)	(45,812)
Ending units	264,474	417,376	670,023	264,936	254,408

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

SUBACCOUNTS
AST International Value Portfolio
4/24/2015*
to
12/31/2015

OPERATIONS
Net investment income (loss)	$(51,259)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(177,805)
Net change in unrealized gain (loss) on investments	(2,934,105)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,163,169)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,160,291
Policy loans	(638,413)
Policy loan repayments and interest	223,295
Surrenders, withdrawals and death benefits	(954,952)
Net transfers between other subaccounts
or fixed rate option	36,077,753
Other charges	(853,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	36,014,474

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,851,305

NET ASSETS
Beginning of period	—
End of period	$32,851,305

Beginning units	—
Units issued	4,138,489
Units redeemed	(558,821)
Ending units	3,579,668

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
December 31, 2016

Note 1:	General

Pruco Life Variable Universal Account (the “Account”) was established under the laws of the State of Arizona on April 17, 1989 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable universal life insurance contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Pruselect I	PruLife Advisor Select ("PROSEL")
Pruselect II	MPremier VUL (“MPVUL”)
Pruselect III	MPremier VUL Protector (“MPVULP”)
Survivorship Variable Universal Life (“SVUL”)	PruLife Custom Premier II ("ENVUL")
PruLife Custom Premier (“VULII”)	Variable Universal Life Protector (“VULP”)

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (formerly	Janus Aspen Janus Portfolio (Service Shares)
Prudential Money Market Portfolio)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Diversified Bond Portfolio	Janus Aspen Overseas Portfolio (Service Shares)
Prudential Equity Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
Prudential Flexible Managed Portfolio	M Large Cap Growth Fund
Prudential Conservative Balanced Portfolio	M Capital Appreciation Fund
Prudential Value Portfolio (Class I)	M International Equity Fund
Prudential High Yield Bond Portfolio	M Large Cap Value Fund
Prudential Natural Resources Portfolio (Class I)	ProFund VP Asia 30
Prudential Stock Index Portfolio	ProFund VP Basic Materials
Prudential Global Portfolio	ProFund VP Bear*
Prudential Government Income Portfolio	ProFund VP Biotechnology
Prudential Jennison Portfolio (Class I)	ProFund VP UltraBull
Prudential Small Capitalization Stock Portfolio	ProFund VP Consumer Services
T. Rowe Price International Stock Portfolio	ProFund VP Oil & Gas
Janus Aspen Janus Portfolio (Institutional Shares)	ProFund VP Europe 30
MFS Growth Series (Initial Class)	ProFund VP Financials
American Century VP Value Fund (Class I)	ProFund VP Health Care
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	ProFund VP Japan
American Century VP Income & Growth Fund (Class I)	ProFund VP Mid-Cap Growth
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial	ProFund VP Mid-Cap Value
Shares)	ProFund VP Government Money Market (formerly ProFund VP
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Money Market)
Prudential SP Small Cap Value Portfolio (Class I)	ProFund VP NASDAQ-100
Prudential Jennison 20/20 Focus Portfolio (Class I)	ProFund VP Pharmaceuticals
Goldman Sachs VIT Small Cap Equity Insights Fund	ProFund VP Precious Metals
(Institutional Class)	ProFund VP Real Estate
Invesco V.I. Managed Volatility Fund (Series I)	ProFund VP Short NASDAQ-100 *
Invesco V.I. Technology Fund (Series I)	ProFund VP Short Small-Cap*
Janus Aspen Enterprise Portfolio (Service Shares)	ProFund VP Small-Cap
Janus Aspen Balanced Portfolio (Service Shares)	ProFund VP Small-Cap Growth
Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service	ProFund VP Technology
Shares)	ProFund VP Telecommunications

A79

Note 1:	General (continued)

ProFund VP U.S. Government Plus	AST Advanced Strategies Portfolio
ProFund VP UltraMid-Cap	AST Schroders Global Tactical Portfolio
ProFund VP UltraNASDAQ-100	AST RCM World Trends Portfolio
ProFund VP UltraSmall-Cap	AST BlackRock Global Strategies Portfolio
ProFund VP Bull	TOPS Aggressive Growth ETF Portfolio (Class 2)
ProFund VP Utilities	TOPS Balanced ETF Portfolio (Class 2)
AST T. Rowe Price Large-Cap Growth Portfolio	TOPS Conservative ETF Portfolio (Class 2)
AST Cohen & Steers Realty Portfolio	TOPS Growth ETF Portfolio (Class 2)
AST J.P. Morgan Strategic Opportunities Portfolio	TOPS Moderate Growth ETF Portfolio (Class 2)
AST Value Equity Portfolio (formerly AST Herndon Large-Cap	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
Value Portfolio)	TOPS Managed Risk Growth ETF Portfolio (Class 2)
AST Small-Cap Value Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)
AST Goldman Sachs Mid-Cap Growth Portfolio	American Funds IS Growth Fund (Class 2)
AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST	American Funds IS Growth-Income Fund (Class 2)
Large-Cap Value Portfolio)	American Funds IS International Fund (Class 2)
AST Loomis Sayles Large-Cap Growth Portfolio	Fidelity VIP Contrafund Portfolio (Service Class 2)
AST MFS Growth Portfolio	Fidelity VIP MidCap Portfolio (Service Class 2)
AST Small-Cap Growth Portfolio	Franklin Income VIP Fund (Class 2)
AST BlackRock Low Duration Bond Portfolio	Franklin Mutual Shares VIP Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Templeton Growth VIP Fund (Class 2)
AST MFS Global Equity Portfolio	Hartford Capital Appreciation HLS Fund (Class IB)
AST J.P. Morgan International Equity Portfolio	Hartford Disciplined Equity HLS Fund (Class IB)
AST Templeton Global Bond Portfolio	Hartford Dividend and Growth HLS Fund (Class IB)
Neuberger Berman Advisers' Management Trust Socially	Hartford Growth Opportunities HLS Fund (Class IB)
Responsive Portfolio (Class S)	MFS Total Return Bond Series (Initial Class)
American Century VP Mid Cap Value Fund (Class I)	MFS Value Series (Initial Class)
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)	Invesco V.I. Growth and Income Fund (Series I)
The Dreyfus Socially Responsible Growth Fund, Inc. (Service	Fidelity VIP Index 500 Portfolio (Service Class 2)
Shares)	American Funds IS Blue Chip Income and Growth Fund
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service	(Class 2)
Shares)	AST Small-Cap Growth Opportunities Portfolio
MFS Utilities Series (Initial Class)	AST International Value Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	ProFund VP Banks**
AST T. Rowe Price Asset Allocation Portfolio	ProFund VP Rising Rates Opportunity**
AST Wellington Management Hedged Equity Portfolio	ProFund VP Industrials**
AST Balanced Asset Allocation Portfolio	ProFund VP Consumer Goods Portfolio**
AST Preservation Asset Allocation Portfolio	ProFund VP Internet**
AST FI Pyramis Quantitative Portfolio	ProFund VP Semiconductor**
AST Prudential Growth Allocation Portfolio	ProFund VP Small-Cap Value**

___________
*Subaccount was available for investment but had no assets as of December 31, 2016.
**     Subaccount was available for investment but had no assets as of December 31, 2016, and no activity during 2016.

There were no mergers during the period ended December 31, 2016.

The Portfolios are open-end management investment companies, and each Portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

A80

Note 2:	Significant Accounting Policies (continued)

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

Security Transactions—Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of investments sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value of Assets

Fair Value Measurements—Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Fair value is based on unadjusted quoted prices in active markets that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3—Fair value is based on at least one or more significant unobservable inputs for the investment.

As of December 31, 2016, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2016, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2016 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$197,067,255	$94,678,562
Prudential Diversified Bond Portfolio	22,243,504	15,020,758
Prudential Equity Portfolio (Class I)	4,543,800	7,607,422

A81

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Flexible Managed Portfolio	$6,598,006	$1,547,536
Prudential Conservative Balanced Portfolio	4,169,431	99,998,624
Prudential Value Portfolio (Class I)	4,683,623	11,797,732
Prudential High Yield Bond Portfolio	5,356,301	4,225,357
Prudential Natural Resources Portfolio (Class I)	3,520,306	960,128
Prudential Stock Index Portfolio	28,672,580	39,493,937
Prudential Global Portfolio	2,076,449	6,929,931
Prudential Government Income Portfolio	13,520,281	12,119,927
Prudential Jennison Portfolio (Class I)	9,007,061	7,342,057
Prudential Small Capitalization Stock Portfolio	5,567,811	5,110,497
T. Rowe Price International Stock Portfolio	609,912	1,769,548
Janus Aspen Janus Portfolio (Institutional Shares)	144,997	742,692
MFS Growth Series (Initial Class)	307,202	740,393
American Century VP Value Fund (Class I)	263,476	1,640,273
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	219,849	2,760,819
American Century VP Income & Growth Fund (Class I)	14,096	266,009
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)	1,665,304	304,255
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	189,761	1,280,308
Prudential SP Small Cap Value Portfolio (Class I)	7,701,906	9,747,874
Prudential Jennison 20/20 Focus Portfolio (Class I)	1,997,146	1,030,477
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	6,821	20,799
Invesco V.I. Managed Volatility Fund (Series I)	5,474	5,013
Invesco V.I. Technology Fund (Series I)	168,298	15,902
Janus Aspen Enterprise Portfolio (Service Shares)	80,021	159,769
Janus Aspen Balanced Portfolio (Service Shares)	959,386	554,203
Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	—	6,069
Janus Aspen Janus Portfolio (Service Shares)	276,999	549,545
SP Prudential U.S. Emerging Growth Portfolio (Class I)	4,129,331	5,260,379
Janus Aspen Overseas Portfolio (Service Shares)	989,251	660,429
Prudential SP International Growth Portfolio (Class I)	1,954,139	2,051,606
M Large Cap Growth Fund	811,026	618,325
M Capital Appreciation Fund	347,634	1,306,674
M International Equity Fund	382,515	121,041
M Large Cap Value Fund	340,215	557,605
ProFund VP Asia 30	212	38
ProFund VP Basic Materials	75	18
ProFund VP Bear	70,157	70,320
ProFund VP Biotechnology	74	305
ProFund VP UltraBull	13,729,524	13,426,392
ProFund VP Consumer Services	—	314
ProFund VP Oil & Gas	—	5,035
ProFund VP Europe 30	706	20,042
ProFund VP Financials	1,204	751
ProFund VP Health Care	74	332
ProFund VP Japan	274	7,133

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Mid-Cap Growth	$150	$49
ProFund VP Mid-Cap Value	150	48
ProFund VP Government Money Market	26,751,046	27,076,493
ProFund VP NASDAQ-100	301	94,095
ProFund VP Pharmaceuticals	75	27
ProFund VP Precious Metals	—	6,530
ProFund VP Real Estate	1,122	30,311
ProFund VP Short NASDAQ-100	53,106	53,117
ProFund VP Short Small-Cap	18,378	18,530
ProFund VP Small-Cap	—	74,068
ProFund VP Small-Cap Growth	882	190
ProFund VP Technology	75	25
ProFund VP Telecommunications	1,204	752
ProFund VP U.S. Government Plus	182,313	182,856
ProFund VP UltraMid-Cap	3,492,591	3,427,793
ProFund VP UltraNASDAQ-100	8,251,624	8,098,869
ProFund VP UltraSmall-Cap	1,672,270	1,636,263
ProFund VP Bull	696	40,505
ProFund VP Utilities	75	24
AST T. Rowe Price Large-Cap Growth Portfolio	6,656,534	3,004,350
AST Cohen & Steers Realty Portfolio	1,707,918	923,061
AST J.P. Morgan Strategic Opportunities Portfolio	1,298,259	715,330
AST Value Equity Portfolio	924,371	405,260
AST Small-Cap Value Portfolio	971,352	495,855
AST Goldman Sachs Mid-Cap Growth Portfolio	2,498,376	593,766
AST Hotchkis & Wiley Large-Cap Value Portfolio	4,201,746	2,985,604
AST Loomis Sayles Large-Cap Growth Portfolio	3,003,417	3,854,528
AST MFS Growth Portfolio	2,696,466	431,568
AST Small-Cap Growth Portfolio	2,411,823	1,993,703
AST BlackRock Low Duration Bond Portfolio	2,957,042	466,584
AST T. Rowe Price Natural Resources Portfolio	1,847,340	699,971
AST MFS Global Equity Portfolio	3,638,747	708,128
AST J.P. Morgan International Equity Portfolio	1,738,246	603,488
AST Templeton Global Bond Portfolio	1,064,840	252,939
Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	135,924	45,371
American Century VP Mid Cap Value Fund (Class I)	2,253,301	774,390
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)	2,722,585	402,950
The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	304,471	95,993
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	701,432	145,595
MFS Utilities Series (Initial Class)	2,216,844	619,725
AST BlackRock/Loomis Sayles Bond Portfolio	6,446,372	5,154,689
AST T. Rowe Price Asset Allocation Portfolio	3,903,149	626,019
AST Wellington Management Hedged Equity Portfolio	4,497,809	5,894,008
AST Balanced Asset Allocation Portfolio	14,516,172	7,875,027
AST Preservation Asset Allocation Portfolio	14,014,849	3,476,083

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST FI Pyramis Quantitative Portfolio	$1,118,881	$231,929
AST Prudential Growth Allocation Portfolio	4,540,656	878,824
AST Advanced Strategies Portfolio	1,458,146	394,613
AST Schroders Global Tactical Portfolio	1,434,555	540,624
AST RCM World Trends Portfolio	773,441	195,986
AST BlackRock Global Strategies Portfolio	13,760,533	11,578,667
TOPS Aggressive Growth ETF Portfolio (Class 2)	1,232,597	314,466
TOPS Balanced ETF Portfolio (Class 2)	2,766,502	1,146,572
TOPS Conservative ETF Portfolio (Class 2)	1,135,653	693,691
TOPS Growth ETF Portfolio (Class 2)	2,176,680	539,676
TOPS Moderate Growth ETF Portfolio (Class 2)	5,473,600	693,276
TOPS Managed Risk Balanced ETF Portfolio (Class 2)	933,813	347,999
TOPS Managed Risk Growth ETF Portfolio (Class 2)	1,496,112	4,114,518
TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	979,553	325,731
American Funds IS Growth Fund (Class 2)	4,581,629	233,692
American Funds IS Growth-Income Fund (Class 2)	7,729,907	595,014
American Funds IS International Fund (Class 2)	7,257,732	1,102,829
Fidelity VIP Contrafund Portfolio (Service Class 2)	3,519,658	231,684
Fidelity VIP MidCap Portfolio (Service Class 2)	2,515,675	154,301
Franklin Income VIP Fund (Class 2)	1,633,402	127,511
Franklin Mutual Shares VIP Fund (Class 2)	923,699	89,485
Templeton Growth VIP Fund (Class 2)	492,986	52,713
Hartford Capital Appreciation HLS Fund (Class IB)	228,082	39,527
Hartford Disciplined Equity HLS Fund (Class IB)	388,980	70,974
Hartford Dividend and Growth HLS Fund (Class IB)	1,043,988	131,567
Hartford Growth Opportunities HLS Fund (Class IB)	808,220	350,631
MFS Total Return Bond Series (Initial Class)	3,233,166	322,575
MFS Value Series (Initial Class)	2,267,481	415,477
Invesco V.I. Growth and Income Fund (Series I)	2,710,435	359,866
Fidelity VIP Index 500 Portfolio (Service Class 2)	11,166,625	5,877,534
American Funds IS Blue Chip Income and Growth Fund (Class 2)	4,002,160	334,094
AST Small-Cap Growth Opportunities Portfolio	907,733	409,024
AST International Value Portfolio	3,859,448	2,954,493

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for

A84

Note 6:	Related Party Transactions (continued)

all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:	Financial Highlights

Pruco Life sells a number of variable life products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A85

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2016	101,403	$1.12761	to	$11.81436	$177,967	0.10%		0.00%	to	0.90%	-0.78%	to	0.09%
December 31, 2015	46,685	$1.13648	to	$11.80327	$75,432	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%	(2)
December 31, 2014	134,769	$1.14691	to	$11.80320	$223,073	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%	(2)
December 31, 2013	136,945	$1.15745	to	$11.80315	$223,182	0.00%	(2)	0.00%	to	0.90%	-0.93%	to	0.00%	(2)
December 31, 2012	134,236	$1.16770	to	$11.80302	$214,936	0.01%		0.00%	to	0.90%	-0.91%	to	0.01%

	Prudential Diversified Bond Portfolio
December 31, 2016	39,905	$2.07846	to	$20.82325	$136,341	0.00%		0.00%	to	0.90%	4.65%	to	5.59%
December 31, 2015	37,795	$1.97041	to	$19.72100	$122,403	0.00%		0.00%	to	0.90%	-1.61%	to	-0.26%	(3)
December 31, 2014	37,380	$1.97761	to	$19.77188	$121,023	1.09%		0.00%	to	0.90%	0.92%	to	7.09%
December 31, 2013	37,128	$1.84865	to	$18.46284	$113,453	3.97%		0.00%	to	0.90%	-1.60%	to	-0.71%
December 31, 2012	38,479	$1.86398	to	$18.59559	$115,595	4.41%		0.00%	to	0.90%	9.70%	to	10.68%

	Prudential Equity Portfolio (Class I)
December 31, 2016	31,354	$2.02042	to	$25.01541	$78,810	0.00%		0.00%	to	0.90%	2.85%	to	3.77%
December 31, 2015	32,783	$1.96442	to	$24.10544	$79,134	0.00%		0.00%	to	0.90%	-0.99%	to	2.36%
December 31, 2014	33,932	$1.93643	to	$23.54968	$81,077	0.00%		0.00%	to	0.90%	-0.39%	to	7.71%
December 31, 2013	35,073	$1.81405	to	$21.86396	$78,836	0.00%		0.00%	to	0.90%	32.34%	to	33.53%
December 31, 2012	35,374	$1.37071	to	$16.37348	$60,730	0.59%		0.00%	to	0.90%	12.67%	to	13.69%

	Prudential Flexible Managed Portfolio
December 31, 2016	2,263	$2.10545	to	$23.33762	$21,036	0.00%		0.20%	to	0.90%	7.55%	to	8.30%
December 31, 2015	1,907	$1.95761	to	$21.55947	$14,547	0.00%		0.20%	to	0.90%	-1.77%	to	2.71%
December 31, 2014	6,785	$1.95542	to	$21.39680	$19,526	0.00%		0.20%	to	0.90%	7.11%	to	10.83%
December 31, 2013	6,394	$1.77667	to	$19.31512	$13,502	0.00%		0.20%	to	0.90%	19.07%	to	19.91%
December 31, 2012	6,830	$1.49209	to	$16.11645	$11,280	1.88%		0.20%	to	0.90%	12.35%	to	13.15%

	Prudential Conservative Balanced Portfolio
December 31, 2016	9,993	$1.99983	to	$20.99303	$58,288	0.00%		0.20%	to	0.90%	6.32%	to	7.06%
December 31, 2015	29,181	$1.88097	to	$19.61793	$149,011	0.00%		0.20%	to	0.90%	-1.95%	to	2.19%
December 31, 2014	2,576	$1.89037	to	$19.58841	$11,804	0.00%		0.20%	to	0.90%	6.07%	to	8.56%
December 31, 2013	3,238	$1.75355	to	$18.05422	$8,722	0.00%		0.20%	to	0.90%	15.12%	to	15.92%
December 31, 2012	3,749	$1.52326	to	$15.58262	$7,963	2.06%		0.20%	to	0.90%	10.23%	to	11.01%

	Prudential Value Portfolio (Class I)
December 31, 2016	7,320	$2.56468	to	$16.95191	$70,650	0.00%		0.00%	to	0.90%	10.40%	to	11.39%
December 31, 2015	8,496	$2.32309	to	$15.21788	$70,495	0.00%		0.00%	to	0.90%	-9.68%	to	-8.19%	(3)
December 31, 2014	8,775	$2.55318	to	$16.57627	$78,983	0.00%		0.00%	to	0.90%	-0.18%	to	10.10%
December 31, 2013	9,139	$2.33971	to	$15.05507	$73,524	0.00%		0.00%	to	0.90%	31.91%	to	33.09%
December 31, 2012	9,379	$1.77375	to	$11.31158	$54,609	0.98%		0.00%	to	0.90%	13.60%	to	14.62%

	Prudential High Yield Bond Portfolio
December 31, 2016	14,353	$2.55272	to	$25.52928	$42,565	6.47%		0.00%	to	0.90%	15.21%	to	16.24%
December 31, 2015	14,497	$2.19840	to	$21.96197	$35,570	6.23%		0.00%	to	0.90%	-5.95%	to	-2.45%	(3)
December 31, 2014	14,291	$2.25610	to	$22.51345	$36,214	6.07%		0.00%	to	0.90%	-2.22%	to	2.71%
December 31, 2013	13,934	$2.19909	to	$21.91910	$34,574	6.38%		0.00%	to	0.90%	6.31%	to	7.26%
December 31, 2012	13,745	$2.05286	to	$20.43631	$31,749	7.05%		0.00%	to	0.90%	13.40%	to	14.43%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2016	1,879	$6.20825	to	$11.28050	$11,950	0.00%		0.00%	to	0.59%	24.62%	to	25.36%
December 31, 2015	1,382	$4.95729	to	$9.02085	$7,114	0.00%		0.00%	to	0.60%	-34.15%	to	-8.60%
December 31, 2014	1,073	$6.91015	to	$11.60554	$7,714	0.00%		0.00%	to	0.60%	-27.35%	to	-19.90%
December 31, 2013	969	$8.63543	to	$14.57562	$8,792	0.00%		0.00%	to	0.60%	9.57%	to	10.23%
December 31, 2012	893	$7.84199	to	$13.30256	$7,450	0.48%		0.00%	to	0.60%	-3.05%	to	-2.47%

	Prudential Stock Index Portfolio
December 31, 2016	137,202	$1.78888	to	$26.38014	$470,672	1.84%		0.00%	to	0.90%	10.84%	to	11.83%
December 31, 2015	143,289	$1.61397	to	$23.58951	$431,373	1.58%		0.00%	to	0.90%	-1.89%	to	1.18%
December 31, 2014	112,945	$1.60949	to	$23.31331	$320,871	3.00%		0.00%	to	0.90%	3.38%	to	13.31%
December 31, 2013	111,276	$1.43327	to	$20.57494	$282,641	0.00%		0.00%	to	0.90%	30.72%	to	31.89%
December 31, 2012	114,870	$1.09647	to	$15.59974	$236,102	1.70%		0.00%	to	0.90%	14.65%	to	15.68%

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2016	12,302	$1.30262	to	$22.77185	$25,060	0.00%	0.00%	to	0.90%	3.52%		to	4.44%
December 31, 2015	14,963	$1.25837	to	$21.80297	$28,625	0.00%	0.00%	to	0.90%	-3.79%		to	4.66%
December 31, 2014	14,943	$1.24031	to	$21.29787	$27,730	0.00%	0.00%	to	0.90%	-1.22%		to	3.25%
December 31, 2013	14,976	$1.21215	to	$20.62715	$26,997	0.00%	0.00%	to	0.90%	26.15%		to	27.29%
December 31, 2012	14,650	$0.96087	to	$16.20527	$20,593	1.61%	0.00%	to	0.90%	16.48%		to	17.52%

	Prudential Government Income Portfolio
December 31, 2016	11,034	$4.03947	to	$4.03947	$44,572	0.00%	0.60%	to	0.60%	1.56%		to	1.56%
December 31, 2015	10,647	$3.97757	to	$3.97757	$42,348	0.00%	0.60%	to	0.60%	0.07%		to	0.07%
December 31, 2014	33,792	$3.97492	to	$3.97492	$134,322	0.35%	0.60%	to	0.60%	5.23%		to	5.23%
December 31, 2013	34,540	$3.77723	to	$3.77723	$130,464	1.78%	0.60%	to	0.60%	-2.92%		to	-2.92%
December 31, 2012	34,898	$3.89066	to	$3.89066	$135,776	2.07%	0.60%	to	0.60%	3.02%		to	3.02%

	Prudential Jennison Portfolio (Class I)
December 31, 2016	42,070	$1.42768	to	$28.96471	$98,075	0.00%	0.00%	to	0.90%	-1.78%		to	-0.90%
December 31, 2015	42,538	$1.45360	to	$29.22783	$97,106	0.00%	0.00%	to	0.90%	3.30%	(3)	to	11.48%
December 31, 2014	45,100	$1.31554	to	$26.21782	$91,229	0.00%	0.00%	to	0.90%	1.31%		to	9.99%
December 31, 2013	47,989	$1.20695	to	$23.83674	$88,027	0.00%	0.00%	to	0.90%	36.44%		to	37.66%
December 31, 2012	48,043	$0.88463	to	$17.31597	$63,859	0.16%	0.00%	to	0.90%	15.14%		to	16.18%

	Prudential Small Capitalization Stock Portfolio
December 31, 2016	4,132	$8.60619	to	$24.18775	$40,470	0.00%	0.00%	to	0.60%	25.75%		to	26.50%
December 31, 2015	4,239	$6.84380	to	$19.12023	$31,692	0.00%	0.00%	to	0.60%	-4.33%		to	0.86%
December 31, 2014	4,384	$7.04589	to	$19.56736	$33,553	0.00%	0.00%	to	0.60%	3.65%		to	5.39%
December 31, 2013	4,393	$6.72562	to	$18.56661	$31,155	0.00%	0.00%	to	0.60%	40.11%		to	40.95%
December 31, 2012	7,361	$4.80032	to	$13.17265	$36,114	0.60%	0.00%	to	0.60%	15.33%		to	16.03%

	T. Rowe Price International Stock Portfolio
December 31, 2016	23,920	$1.17029	to	$1.50436	$35,577	1.07%	0.20%	to	0.90%	1.22%		to	1.93%
December 31, 2015	24,567	$1.15620	to	$1.48180	$35,979	0.96%	0.20%	to	0.90%	-1.78%		to	-1.09%
December 31, 2014	24,094	$1.17715	to	$1.50425	$35,805	1.06%	0.20%	to	0.90%	-2.12%		to	-1.45%
December 31, 2013	24,474	$1.20263	to	$1.53224	$37,033	2.45%	0.20%	to	0.90%	13.03%		to	13.83%
December 31, 2012	5,199	$1.06396	to	$1.35149	$6,509	1.20%	0.20%	to	0.90%	17.38%		to	18.20%

	Janus Aspen Janus Portfolio (Institutional Shares)
December 31, 2016	1,891	$1.21741	to	$1.66626	$2,383	0.51%	0.20%	to	0.90%	-0.40%		to	0.30%
December 31, 2015	2,261	$1.22224	to	$1.66796	$2,982	0.64%	0.20%	to	0.90%	4.41%	(3)	to	5.13%
December 31, 2014	2,145	$1.17067	to	$1.59278	$2,682	0.37%	0.20%	to	0.90%	11.98%		to	12.77%
December 31, 2013	2,387	$1.04544	to	$1.41803	$2,695	0.78%	0.20%	to	0.90%	29.18%		to	30.07%
December 31, 2012	2,633	$0.80932	to	$1.09451	$2,299	0.57%	0.20%	to	0.90%	17.53%		to	18.35%

	MFS Growth Series (Initial Class)
December 31, 2016	2,065	$1.26739	to	$2.11186	$3,363	0.04%	0.20%	to	0.90%	1.53%		to	2.24%
December 31, 2015	2,291	$1.24830	to	$2.07377	$3,730	0.15%	0.20%	to	0.90%	6.61%	(3)	to	7.35%
December 31, 2014	2,731	$1.17092	to	$1.93959	$4,040	0.10%	0.20%	to	0.90%	7.97%		to	8.73%
December 31, 2013	2,773	$1.08445	to	$1.79103	$3,747	0.23%	0.20%	to	0.90%	35.63%		to	36.58%
December 31, 2012	3,001	$0.79955	to	$1.31659	$2,963	0.00%	0.20%	to	0.90%	16.34%		to	17.15%

	American Century VP Value Fund (Class I)
December 31, 2016	1,683	$3.21638	to	$3.78430	$5,848	1.69%	0.20%	to	0.90%	19.41%		to	20.24%
December 31, 2015	2,133	$2.68565	to	$3.14739	$6,148	2.13%	0.20%	to	0.90%	-4.74%		to	-4.08%	(3)
December 31, 2014	2,203	$2.81106	to	$3.28118	$6,649	1.55%	0.20%	to	0.90%	12.07%		to	12.85%
December 31, 2013	2,313	$2.50080	to	$2.90753	$6,233	1.64%	0.20%	to	0.90%	30.55%		to	31.46%
December 31, 2012	2,598	$1.90986	to	$2.21164	$5,303	1.94%	0.20%	to	0.90%	13.55%		to	14.35%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2016	1,871	$1.44644	to	$1.57793	$2,802	0.00%	0.20%	to	0.90%	3.24%		to	3.96%
December 31, 2015	3,427	$1.40107	to	$1.51782	$5,059	0.00%	0.20%	to	0.90%	-3.53%		to	-2.85%
December 31, 2014	3,678	$1.45230	to	$1.56237	$5,594	0.00%	0.20%	to	0.90%	6.51%		to	7.26%
December 31, 2013	3,636	$1.36349	to	$1.45656	$5,170	0.00%	0.20%	to	0.90%	36.92%		to	37.88%
December 31, 2012	3,952	$0.99582	to	$1.05640	$4,077	0.00%	0.20%	to	0.90%	9.86%		to	10.63%
A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Century VP Income & Growth Fund (Class I)
December 31, 2016	570	$2.09718	to	$2.09718	$1,195	2.35%	0.20%	to	0.20%	13.26%		to	13.26%
December 31, 2015	698	$1.85160	to	$1.85160	$1,293	2.12%	0.20%	to	0.20%	-5.81%		to	-5.81%
December 31, 2014	764	$1.96578	to	$1.96578	$1,502	2.04%	0.20%	to	0.20%	12.29%		to	12.29%
December 31, 2013	783	$1.75069	to	$1.75069	$1,371	2.25%	0.20%	to	0.20%	35.54%		to	35.54%
December 31, 2012	771	$1.29161	to	$1.29161	$996	2.12%	0.20%	to	0.20%	14.51%		to	14.51%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
December 31, 2016	644	$3.04068	to	$3.04068	$1,959	1.31%	0.20%	to	0.20%	15.24%		to	15.24%
December 31, 2015	118	$2.63858	to	$2.63858	$313	0.60%	0.20%	to	0.20%	-2.48%		to	-2.48%
December 31, 2014	121	$2.70580	to	$2.70580	$326	1.04%	0.20%	to	0.20%	11.87%		to	11.87%
December 31, 2013	148	$2.41878	to	$2.41878	$357	1.42%	0.20%	to	0.20%	34.72%		to	34.72%
December 31, 2012	151	$1.79536	to	$1.79536	$271	0.46%	0.20%	to	0.20%	19.45%		to	19.45%

	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2016	1,690	$1.06298	to	$1.06298	$1,797	0.00%	0.20%	to	0.20%	16.84%		to	16.84%
December 31, 2015	3,011	$0.90979	to	$0.90979	$2,739	0.00%	0.20%	to	0.20%	-2.48%		to	-2.48%
December 31, 2014	3,397	$0.93288	to	$0.93288	$3,169	0.00%	0.20%	to	0.20%	1.38%		to	1.38%
December 31, 2013	5,747	$0.92018	to	$0.92018	$5,288	0.00%	0.20%	to	0.20%	48.24%		to	48.24%
December 31, 2012	5,592	$0.62072	to	$0.62072	$3,471	0.00%	0.20%	to	0.20%	20.33%		to	20.33%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2016	20,975	$2.99001	to	$30.76602	$76,691	0.00%	0.00%	to	0.90%	24.34%		to	25.45%
December 31, 2015	22,320	$2.40467	to	$24.52366	$62,891	0.00%	0.00%	to	0.90%	-7.17%		to	-5.36%	(3)
December 31, 2014	23,213	$2.56375	to	$25.91379	$68,991	0.00%	0.00%	to	0.90%	1.10%		to	4.94%
December 31, 2013	23,750	$2.46506	to	$24.69406	$67,383	0.00%	0.00%	to	0.90%	36.22%		to	37.44%
December 31, 2012	23,910	$1.80963	to	$17.96652	$49,111	0.45%	0.00%	to	0.90%	15.02%		to	16.06%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2016	646	$10.32492	to	$16.70809	$10,266	0.00%	0.00%	to	0.25%	1.36%		to	1.61%
December 31, 2015	571	$10.18643	to	$16.44287	$9,093	0.00%	0.00%	to	0.25%	1.47%	(3)	to	6.27%
December 31, 2014	476	$15.37004	to	$15.47279	$7,318	0.00%	0.00%	to	0.10%	-1.93%		to	7.15%
December 31, 2013	414	$14.35834	to	$14.43992	$5,950	0.00%	0.00%	to	0.10%	29.75%		to	29.88%
December 31, 2012	364	$11.06610	to	$11.11785	$4,023	0.00%	0.00%	to	0.10%	10.93%		to	11.04%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)
December 31, 2016	111	$3.09592	to	$3.09592	$344	1.20%	0.20%	to	0.20%	22.96%		to	22.96%
December 31, 2015	116	$2.51791	to	$2.51791	$293	0.28%	0.20%	to	0.20%	-2.32%		to	-2.32%
December 31, 2014	113	$2.57774	to	$2.57774	$292	0.16%	0.20%	to	0.20%	6.71%		to	6.71%
December 31, 2013	969	$2.41556	to	$2.41556	$2,340	1.05%	0.20%	to	0.20%	35.35%		to	35.35%
December 31, 2012	987	$1.78465	to	$1.78465	$1,762	1.18%	0.20%	to	0.20%	12.61%		to	12.61%

	Invesco V.I. Managed Volatility Fund (Series I)
December 31, 2016	49	$1.86154	to	$1.86154	$92	1.97%	0.20%	to	0.20%	10.40%		to	10.40%
December 31, 2015	49	$1.68622	to	$1.68622	$82	1.45%	0.20%	to	0.20%	-2.35%		to	-2.35%
December 31, 2014	47	$1.72676	to	$1.72676	$80	2.90%	0.20%	to	0.20%	20.33%		to	20.33%
December 31, 2013	58	$1.43504	to	$1.43504	$83	3.01%	0.20%	to	0.20%	10.54%		to	10.54%
December 31, 2012	54	$1.29826	to	$1.29826	$70	3.38%	0.20%	to	0.20%	3.39%		to	3.39%

	Invesco V.I. Technology Fund (Series I)
December 31, 2016	1,778	$0.54169	to	$0.54169	$963	0.00%	0.20%	to	0.20%	-0.93%		to	-0.93%
December 31, 2015	1,458	$0.54680	to	$0.54680	$797	0.00%	0.20%	to	0.20%	6.61%		to	6.61%
December 31, 2014	1,489	$0.51292	to	$0.51292	$764	0.00%	0.20%	to	0.20%	10.83%		to	10.83%
December 31, 2013	1,531	$0.46281	to	$0.46281	$709	0.00%	0.20%	to	0.20%	24.88%		to	24.88%
December 31, 2012	1,464	$0.37059	to	$0.37059	$543	0.00%	0.20%	to	0.20%	11.10%		to	11.10%

	Janus Aspen Enterprise Portfolio (Service Shares)
December 31, 2016	225	$1.62755	to	$1.62755	$366	0.77%	0.20%	to	0.20%	11.88%		to	11.88%
December 31, 2015	270	$1.45473	to	$1.45473	$393	0.71%	0.20%	to	0.20%	3.56%		to	3.56%
December 31, 2014	394	$1.40468	to	$1.40468	$554	0.06%	0.20%	to	0.20%	12.02%		to	12.02%
December 31, 2013	2,969	$1.25399	to	$1.25399	$3,723	0.36%	0.20%	to	0.20%	31.77%		to	31.77%
December 31, 2012	3,178	$0.95162	to	$0.95162	$3,024	0.00%	0.20%	to	0.20%	16.75%		to	16.75%

A88

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	Janus Aspen Balanced Portfolio (Service Shares)
December 31, 2016	544	$2.43798	to	$2.43798		$1,327	2.14%	0.20%	to	0.20%		4.12%	to	4.12%
December 31, 2015	371	$2.34159	to	$2.34159		$868	1.31%	0.20%	to	0.20%		0.21%	to	0.21%
December 31, 2014	606	$2.33669	to	$2.33669		$1,416	1.71%	0.20%	to	0.20%		8.02%	to	8.02%
December 31, 2013	1,385	$2.16315	to	$2.16315		$2,996	1.33%	0.20%	to	0.20%		19.57%	to	19.57%
December 31, 2012	1,422	$1.80909	to	$1.80909		$2,573	2.59%	0.20%	to	0.20%		13.15%	to	13.15%

	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)
December 31, 2016	38	$1.08028	to	$1.08028		$41	0.00%	0.20%	to	0.20%		1.88%	to	1.88%
December 31, 2015	44	$1.06035	to	$1.06035		$46	0.00%	0.20%	to	0.20%		6.13%	to	6.13%
December 31, 2014	56	$0.99906	to	$0.99906		$56	0.00%	0.20%	to	0.20%		5.32%	to	5.32%
December 31, 2013	75	$0.94857	to	$0.94857		$71	0.00%	0.20%	to	0.20%		35.36%	to	35.36%
December 31, 2012	95	$0.70080	to	$0.70080		$67	0.00%	0.20%	to	0.20%		15.93%	to	15.93%

	Janus Aspen Janus Portfolio (Service Shares)
December 31, 2016	2,537	$1.83836	to	$1.83836		$4,664	0.38%	0.25%	to	0.25%		0.02%	to	0.02%
December 31, 2015	2,681	$1.83797	to	$1.83797		$4,928	0.46%	0.25%	to	0.25%		4.81%	to	4.81%
December 31, 2014	2,623	$1.75354	to	$1.75354		$4,600	0.23%	0.25%	to	0.25%		12.45%	to	12.45%
December 31, 2013	2,709	$1.55936	to	$1.55936		$4,224	0.66%	0.25%	to	0.25%		29.66%	to	29.66%
December 31, 2012	2,698	$1.20268	to	$1.20268		$3,244	0.44%	0.25%	to	0.25%		17.98%	to	17.98%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2016	26,137	$2.66896	to	$34.82253		$81,059	0.00%	0.00%	to	0.90%		3.39%	to	4.32%
December 31, 2015	26,778	$2.58140	to	$33.38120		$78,820	0.00%	0.00%	to	0.90%		-7.66%	to	-2.36%	(3)
December 31, 2014	27,210	$2.66766	to	$34.18836		$80,596	0.00%	0.00%	to	0.90%		2.92%	to	10.35%
December 31, 2013	27,949	$2.45791	to	$31.21928		$75,183	0.00%	0.00%	to	0.90%		27.33%	to	28.47%
December 31, 2012	28,003	$1.93040	to	$24.30091		$58,241	0.40%	0.00%	to	0.90%		15.83%	to	16.88%

	Janus Aspen Overseas Portfolio (Service Shares)
December 31, 2016	1,294	$1.36434	to	$9.57740		$4,997	5.05%	0.00%	to	0.25%		-6.94%	to	-6.71%
December 31, 2015	1,409	$1.46538	to	$7.39307	(5)	$4,999	0.52%	0.00%	to	0.20%	(5)	-16.71%	to	-8.80%	(3)
December 31, 2014	1,211	$1.61003	to	$8.10664		$5,302	7.35%	0.00%	to	0.20%		-16.82%	to	-12.10%
December 31, 2013	4,035	$1.83544	to	$9.22266		$10,564	3.07%	0.00%	to	0.20%		14.05%	to	14.28%
December 31, 2012	3,600	$1.60929	to	$8.07020		$8,492	0.62%	0.00%	to	0.20%		12.96%	to	13.18%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2016	10,783	$1.50516	to	$18.53092		$21,057	0.00%	0.00%	to	0.90%		-4.44%	to	-3.58%
December 31, 2015	10,892	$1.57516	to	$19.21956		$21,917	0.00%	0.00%	to	0.90%		-5.89%	to	3.37%
December 31, 2014	10,543	$1.53754	to	$18.59346		$20,665	0.00%	0.00%	to	0.90%		-6.56%	to	-3.45%
December 31, 2013	10,183	$1.64541	to	$19.72037		$21,338	0.00%	0.00%	to	0.90%		17.81%	to	18.87%
December 31, 2012	10,122	$1.39668	to	$16.59017		$16,324	0.64%	0.00%	to	0.90%		21.31%	to	22.40%

	M Large Cap Growth Fund
December 31, 2016	123	$10.17416	to	$28.07535		$3,310	0.00%	0.00%	to	0.25%		-2.56%	to	-2.32%
December 31, 2015	111	$10.44198	to	$28.74292		$3,193	0.03%	0.00%	to	0.25%		5.13%	to	7.70%
December 31, 2014	109	$26.68708	to	$26.68708		$2,908	0.04%	0.00%	to	0.00%		10.21%	to	10.21%
December 31, 2013	103	$24.21416	to	$24.21416		$2,492	0.55%	0.00%	to	0.00%		36.15%	to	36.15%
December 31, 2012	87	$17.78481	to	$17.78481		$1,538	0.05%	0.00%	to	0.00%		19.31%	to	19.31%

	M Capital Appreciation Fund
December 31, 2016	48	$11.95253	to	$35.73639		$1,502	0.00%	0.00%	to	0.25%		20.76%	to	21.06%
December 31, 2015	77	$9.89787	to	$29.51961		$2,283	0.00%	0.00%	to	0.25%		-6.58%	to	-0.63%
December 31, 2014	76	$31.59900	to	$31.59900		$2,408	0.00%	0.00%	to	0.00%		12.42%	to	12.42%
December 31, 2013	73	$28.10842	to	$28.10842		$2,066	0.00%	0.00%	to	0.00%		39.20%	to	39.20%
December 31, 2012	71	$20.19222	to	$20.19222		$1,432	0.31%	0.00%	to	0.00%		17.43%	to	17.43%

	M International Equity Fund
December 31, 2016	109	$9.85666	to	$16.80834		$1,737	1.34%	0.00%	to	0.25%		-0.30%	to	-0.05%
December 31, 2015	88	$9.88638	to	$16.81706		$1,478	1.75%	0.00%	to	0.25%		-3.94%	to	-0.27%
December 31, 2014	79	$17.50710	to	$17.50710		$1,376	2.04%	0.00%	to	0.00%		-7.06%	to	-7.06%
December 31, 2013	70	$18.83652	to	$18.83652		$1,324	2.87%	0.00%	to	0.00%		16.32%	to	16.32%
December 31, 2012	47	$16.19318	to	$16.19318		$766	1.64%	0.00%	to	0.00%		20.68%	to	20.68%

A89

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	M Large Cap Value Fund
December 31, 2016	107	$11.17121		to	$26.60662	$2,683	2.01%	0.00%	to	0.25%		9.37%	to	9.64%
December 31, 2015	110	$24.26745	(5)	to	$24.26745	$2,678	1.39%	0.00%	to	0.00%	(5)	-0.66%	to	-0.66%	(3)
December 31, 2014	107	$24.42804		to	$24.42804	$2,607	1.23%	0.00%	to	0.00%		9.68%	to	9.68%
December 31, 2013	94	$22.27169		to	$22.27169	$2,085	2.67%	0.00%	to	0.00%		34.22%	to	34.22%
December 31, 2012	94	$16.59343		to	$16.59343	$1,563	0.83%	0.00%	to	0.00%		17.29%	to	17.29%

	ProFund VP Asia 30
December 31, 2016	1	$3.00228		to	$3.00228	$2	1.19%	0.25%	to	0.25%		0.39%	to	0.39%
December 31, 2015	1	$2.99061		to	$2.99061	$2	0.28%	0.25%	to	0.25%		-9.60%	to	-9.60%
December 31, 2014	1	$3.30833		to	$3.30833	$2	0.08%	0.25%	to	0.25%		-1.81%	to	-1.81%
December 31, 2013	1	$3.36940		to	$3.36940	$2	0.05%	0.25%	to	0.25%		14.69%	to	14.69%
December 31, 2012	1	$2.93787		to	$2.93787	$3	0.00%	0.25%	to	0.25%		15.19%	to	15.19%

	ProFund VP Basic Materials
December 31, 2016	0(1)	$2.55675		to	$2.55675	$1	0.42%	0.25%	to	0.25%		18.20%	to	18.20%
December 31, 2015	0(1)	$2.16306		to	$2.16306	$ 0(1)	0.54%	0.25%	to	0.25%		-14.13%	to	-14.13%
December 31, 2014	0(1)	$2.51914		to	$2.51914	$ 0(1)	0.56%	0.25%	to	0.25%		1.43%	to	1.43%
December 31, 2013	0(1)	$2.48355		to	$2.48355	$ 0(1)	0.94%	0.25%	to	0.25%		18.13%	to	18.13%
December 31, 2012	0(1)	$2.10240		to	$2.10240	$ 0(1)	0.24%	0.25%	to	0.25%		8.21%	to	8.21%

	ProFund VP Bear
December 31, 2016	—	$0.19896		to	$0.19896	$—	0.00%	0.25%	to	0.25%		-13.26%	to	-13.26%
December 31, 2015	—	$0.22938		to	$0.22938	$—	0.00%	0.25%	to	0.25%		-5.15%	to	-5.15%
December 31, 2014	—	$0.24183		to	$0.24183	$—	0.00%	0.25%	to	0.25%		-14.44%	to	-14.44%
December 31, 2013	0(1)	$0.28266		to	$0.28266	$ 0(1)	0.00%	0.25%	to	0.25%		-26.74%	to	-26.74%
December 31, 2012	0(1)	$0.38584		to	$0.38584	$ 0(1)	0.00%	0.25%	to	0.25%		-16.80%	to	-16.80%

	ProFund VP Biotechnology
December 31, 2016	1	$5.18793		to	$5.18793	$3	0.00%	0.25%	to	0.25%		-15.69%	to	-15.69%
December 31, 2015	1	$6.15326		to	$6.15326	$4	0.00%	0.25%	to	0.25%		3.04%	to	3.04%
December 31, 2014	1	$5.97151		to	$5.97151	$3	0.00%	0.25%	to	0.25%		29.40%	to	29.40%
December 31, 2013	1	$4.61466		to	$4.61466	$2	0.00%	0.25%	to	0.25%		67.99%	to	67.99%
December 31, 2012	0(1)	$2.74693		to	$2.74693	$ 0(1)	0.00%	0.25%	to	0.25%		40.35%	to	40.35%

	ProFund VP UltraBull
December 31, 2016	184	$3.56934		to	$3.56934	$658	0.00%	0.25%	to	0.25%		18.30%	to	18.30%
December 31, 2015	98	$3.01708		to	$3.01708	$296	0.00%	0.25%	to	0.25%		-3.13%	to	-3.13%
December 31, 2014	263	$3.11442		to	$3.11442	$819	0.00%	0.25%	to	0.25%		22.93%	to	22.93%
December 31, 2013	137	$2.53355		to	$2.53355	$347	0.00%	0.25%	to	0.25%		67.63%	to	67.63%
December 31, 2012	13	$1.51136		to	$1.51136	$20	0.00%	0.25%	to	0.25%		28.60%	to	28.60%

	ProFund VP Consumer Services
December 31, 2016	1	$2.91571		to	$2.91571	$3	0.00%	0.25%	to	0.25%		3.93%	to	3.93%
December 31, 2015	1	$2.80557		to	$2.80557	$3	0.00%	0.25%	to	0.25%		4.43%	to	4.43%
December 31, 2014	—	$—		to	$—	$—	0.00%	0.00%	to	0.00%		0.00%	to	0.00%
December 31, 2013	—	$2.39495		to	$2.39495	$—	0.00%	0.25%	to	0.25%		39.53%	to	39.53%
December 31, 2012	—	$1.71649		to	$1.71649	$—	0.00%	0.25%	to	0.25%		21.80%	to	21.80%

	ProFund VP Oil & Gas
December 31, 2016	0(1)	$3.06957		to	$3.06957	$1	0.65%	0.25%	to	0.25%		23.88%	to	23.88%
December 31, 2015	2	$2.47790		to	$2.47790	$6	0.54%	0.25%	to	0.25%		-23.56%	to	-23.56%
December 31, 2014	6	$3.24166		to	$3.24166	$20	0.43%	0.25%	to	0.25%		-11.09%	to	-11.09%
December 31, 2013	4	$3.64604		to	$3.64604	$14	0.43%	0.25%	to	0.25%		23.76%	to	23.76%
December 31, 2012	4	$2.94604		to	$2.94604	$12	0.10%	0.25%	to	0.25%		2.64%	to	2.64%

	ProFund VP Europe 30
December 31, 2016	5	$1.90942		to	$1.90942	$10	2.23%	0.25%	to	0.25%		7.54%	to	7.54%
December 31, 2015	16	$1.77556		to	$1.77556	$29	4.70%	0.25%	to	0.25%		-11.10%	to	-11.10%
December 31, 2014	17	$1.99722		to	$1.99722	$34	1.25%	0.25%	to	0.25%		-8.87%	to	-8.87%
December 31, 2013	17	$2.19168		to	$2.19168	$38	1.48%	0.25%	to	0.25%		21.34%	to	21.34%
December 31, 2012	19	$1.80624		to	$1.80624	$34	3.60%	0.25%	to	0.25%		16.31%	to	16.31%

A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2016	7	$1.51254	to	$1.51254	$10	0.36%	0.25%	to	0.25%	15.04%	to	15.04%
December 31, 2015	7	$1.31485	to	$1.31485	$9	0.29%	0.25%	to	0.25%	-1.74%	to	-1.74%
December 31, 2014	18	$1.33813	to	$1.33813	$24	0.19%	0.25%	to	0.25%	12.63%	to	12.63%
December 31, 2013	12	$1.18806	to	$1.18806	$14	0.42%	0.25%	to	0.25%	31.74%	to	31.74%
December 31, 2012	8	$0.90179	to	$0.90179	$7	0.10%	0.25%	to	0.25%	24.43%	to	24.43%

	ProFund VP Health Care
December 31, 2016	1	$2.83067	to	$2.83067	$3	0.00%	0.25%	to	0.25%	-4.29%	to	-4.29%
December 31, 2015	1	$2.95756	to	$2.95756	$4	0.00%	0.25%	to	0.25%	4.76%	to	4.76%
December 31, 2014	7	$2.82318	to	$2.82318	$20	0.06%	0.25%	to	0.25%	23.39%	to	23.39%
December 31, 2013	4	$2.28801	to	$2.28801	$8	0.36%	0.25%	to	0.25%	39.41%	to	39.41%
December 31, 2012	2	$1.64124	to	$1.64124	$3	0.32%	0.25%	to	0.25%	17.12%	to	17.12%

	ProFund VP Japan
December 31, 2016	2	$2.02829	to	$2.02829	$5	0.00%	0.25%	to	0.25%	0.16%	to	0.16%
December 31, 2015	6	$2.02498	to	$2.02498	$12	0.00%	0.25%	to	0.25%	5.55%	to	5.55%
December 31, 2014	6	$1.91858	to	$1.91858	$12	0.00%	0.25%	to	0.25%	2.97%	to	2.97%
December 31, 2013	6	$1.86326	to	$1.86326	$12	0.00%	0.25%	to	0.25%	47.86%	to	47.86%
December 31, 2012	7	$1.26014	to	$1.26014	$9	0.00%	0.25%	to	0.25%	22.63%	to	22.63%

	ProFund VP Mid-Cap Growth
December 31, 2016	0(1)	$3.29790	to	$3.29790	$2	0.00%	0.25%	to	0.25%	12.60%	to	12.60%
December 31, 2015	0(1)	$2.92894	to	$2.92894	$1	0.00%	0.25%	to	0.25%	0.03%	to	0.03%
December 31, 2014	0(1)	$2.92795	to	$2.92795	$1	0.00%	0.25%	to	0.25%	5.63%	to	5.63%
December 31, 2013	1	$2.77199	to	$2.77199	$4	0.00%	0.25%	to	0.25%	30.20%	to	30.20%
December 31, 2012	2	$2.12903	to	$2.12903	$3	0.00%	0.25%	to	0.25%	15.10%	to	15.10%

	ProFund VP Mid-Cap Value
December 31, 2016	0(1)	$3.50564	to	$3.50564	$2	0.20%	0.25%	to	0.25%	24.03%	to	24.03%
December 31, 2015	0(1)	$2.82649	to	$2.82649	$1	0.13%	0.25%	to	0.25%	-8.45%	to	-8.45%
December 31, 2014	0(1)	$3.08751	to	$3.08751	$1	0.06%	0.25%	to	0.25%	9.91%	to	9.91%
December 31, 2013	0(1)	$2.80913	to	$2.80913	$1	0.33%	0.25%	to	0.25%	31.83%	to	31.83%
December 31, 2012	1	$2.13090	to	$2.13090	$2	0.17%	0.25%	to	0.25%	16.27%	to	16.27%

	ProFund VP Government Money Market
December 31, 2016	1,054	$1.06439	to	$1.06439	$1,122	0.02%	0.25%	to	0.25%	-0.29%	to	-0.29%
December 31, 2015	1,355	$1.06744	to	$1.06744	$1,447	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2014	595	$1.07043	to	$1.07043	$637	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2013	1,275	$1.07347	to	$1.07347	$1,368	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2012	1,678	$1.07652	to	$1.07652	$1,806	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%

	ProFund VP NASDAQ-100
December 31, 2016	5	$3.97955	to	$3.97955	$20	0.00%	0.25%	to	0.25%	4.99%	to	4.99%
December 31, 2015	31	$3.79030	to	$3.79030	$119	0.00%	0.25%	to	0.25%	7.19%	to	7.19%
December 31, 2014	33	$3.53616	to	$3.53616	$117	0.00%	0.25%	to	0.25%	16.71%	to	16.71%
December 31, 2013	35	$3.02984	to	$3.02984	$105	0.00%	0.25%	to	0.25%	33.94%	to	33.94%
December 31, 2012	36	$2.26214	to	$2.26214	$82	0.00%	0.25%	to	0.25%	15.94%	to	15.94%

	ProFund VP Pharmaceuticals
December 31, 2016	0(1)	$1.93946	to	$1.93946	$1	1.01%	0.25%	to	0.25%	-3.97%	to	-3.97%
December 31, 2015	0(1)	$2.01966	to	$2.01966	$1	0.14%	0.25%	to	0.25%	4.18%	to	4.18%
December 31, 2014	8	$1.93854	to	$1.93854	$16	0.92%	0.25%	to	0.25%	19.06%	to	19.06%
December 31, 2013	3	$1.62825	to	$1.62825	$5	1.73%	0.25%	to	0.25%	31.29%	to	31.29%
December 31, 2012	3	$1.24016	to	$1.24016	$3	1.22%	0.25%	to	0.25%	11.58%	to	11.58%

	ProFund VP Precious Metals
December 31, 2016	1	$0.98418	to	$0.98418	$1	0.00%	0.25%	to	0.25%	55.43%	to	55.43%
December 31, 2015	8	$0.63319	to	$0.63319	$5	0.00%	0.25%	to	0.25%	-33.02%	to	-33.02%
December 31, 2014	8	$0.94531	to	$0.94531	$8	0.00%	0.25%	to	0.25%	-24.06%	to	-24.06%
December 31, 2013	9	$1.24474	to	$1.24474	$11	0.00%	0.25%	to	0.25%	-38.10%	to	-38.10%
December 31, 2012	9	$2.01085	to	$2.01085	$19	0.00%	0.25%	to	0.25%	-14.76%	to	-14.76%
A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2016	4	$2.76269	to	$2.76269	$12	1.34%	0.25%	to	0.25%	5.46%	to	5.46%
December 31, 2015	16	$2.61973	to	$2.61973	$41	0.67%	0.25%	to	0.25%	0.07%	to	0.07%
December 31, 2014	16	$2.61779	to	$2.61779	$43	1.57%	0.25%	to	0.25%	24.71%	to	24.71%
December 31, 2013	17	$2.09915	to	$2.09915	$35	1.51%	0.25%	to	0.25%	-0.16%	to	-0.16%
December 31, 2012	18	$2.10243	to	$2.10243	$38	2.35%	0.25%	to	0.25%	16.88%	to	16.88%

	ProFund VP Short NASDAQ-100
December 31, 2016	—	$0.10749	to	$0.10749	$—	0.00%	0.25%	to	0.25%	-10.22%	to	-10.22%
December 31, 2015	—	$0.11973	to	$0.11973	$—	0.00%	0.25%	to	0.25%	-13.30%	to	-13.30%
December 31, 2014	—	$0.13809	to	$0.13809	$—	0.00%	0.25%	to	0.25%	-19.54%	to	-19.54%
December 31, 2013	—	$0.17163	to	$0.17163	$—	0.00%	0.25%	to	0.25%	-29.59%	to	-29.59%
December 31, 2012	—	$0.24376	to	$0.24376	$—	0.00%	0.25%	to	0.25%	-19.03%	to	-19.03%

	ProFund VP Short Small-Cap
December 31, 2016	—	$0.11695	to	$0.11695	$—	0.00%	0.25%	to	0.25%	-21.78%	to	-21.78%
December 31, 2015	—	$0.14952	to	$0.14952	$—	0.00%	0.25%	to	0.25%	-1.09%	to	-1.09%
December 31, 2014	—	$0.15117	to	$0.15117	$—	0.00%	0.25%	to	0.25%	-9.48%	to	-9.48%
December 31, 2013	—	$0.16701	to	$0.16701	$—	0.00%	0.25%	to	0.25%	-31.35%	to	-31.35%
December 31, 2012	—	$0.24326	to	$0.24326	$—	0.00%	0.25%	to	0.25%	-19.09%	to	-19.09%

	ProFund VP Small-Cap
December 31, 2016	3	$3.18308	to	$3.18308	$11	0.00%	0.25%	to	0.25%	19.39%	to	19.39%
December 31, 2015	32	$2.66621	to	$2.66621	$87	0.00%	0.25%	to	0.25%	-6.44%	to	-6.44%
December 31, 2014	34	$2.84976	to	$2.84976	$98	0.00%	0.25%	to	0.25%	2.22%	to	2.22%
December 31, 2013	36	$2.78780	to	$2.78780	$101	0.00%	0.25%	to	0.25%	36.84%	to	36.84%
December 31, 2012	38	$2.03731	to	$2.03731	$78	0.00%	0.25%	to	0.25%	14.46%	to	14.46%

	ProFund VP Small-Cap Growth
December 31, 2016	3	$3.85220	to	$3.85220	$13	0.00%	0.25%	to	0.25%	19.93%	to	19.93%
December 31, 2015	3	$3.21196	to	$3.21196	$10	0.00%	0.25%	to	0.25%	0.92%	to	0.92%
December 31, 2014	3	$3.18262	to	$3.18262	$9	0.00%	0.25%	to	0.25%	1.92%	to	1.92%
December 31, 2013	3	$3.12264	to	$3.12264	$8	0.00%	0.25%	to	0.25%	40.07%	to	40.07%
December 31, 2012	4	$2.22927	to	$2.22927	$8	0.00%	0.25%	to	0.25%	12.20%	to	12.20%

	ProFund VP Technology
December 31, 2016	0(1)	$3.14674	to	$3.14674	$1	0.00%	0.25%	to	0.25%	12.06%	to	12.06%
December 31, 2015	0(1)	$2.80797	to	$2.80797	$1	0.00%	0.25%	to	0.25%	2.15%	to	2.15%
December 31, 2014	1	$2.74887	to	$2.74887	$3	0.00%	0.25%	to	0.25%	17.82%	to	17.82%
December 31, 2013	0(1)	$2.33314	to	$2.33314	$ 0(1)	0.00%	0.25%	to	0.25%	24.88%	to	24.88%
December 31, 2012	0(1)	$1.86825	to	$1.86825	$ 0(1)	0.00%	0.25%	to	0.25%	10.03%	to	10.03%

	ProFund VP Telecommunications
December 31, 2016	5	$2.05951	to	$2.05951	$10	1.60%	0.25%	to	0.25%	21.35%	to	21.35%
December 31, 2015	4	$1.69710	to	$1.69710	$8	1.67%	0.25%	to	0.25%	1.27%	to	1.27%
December 31, 2014	4	$1.67579	to	$1.67579	$7	3.33%	0.25%	to	0.25%	0.31%	to	0.31%
December 31, 2013	3	$1.67053	to	$1.67053	$6	2.49%	0.25%	to	0.25%	11.79%	to	11.79%
December 31, 2012	3	$1.49433	to	$1.49433	$5	3.57%	0.25%	to	0.25%	16.22%	to	16.22%

	ProFund VP U.S. Government Plus
December 31, 2016	5	$2.04651	to	$2.04651	$9	0.00%	0.25%	to	0.25%	-0.56%	to	-0.56%
December 31, 2015	4	$2.05794	to	$2.05794	$9	0.00%	0.25%	to	0.25%	-5.87%	to	-5.87%
December 31, 2014	4	$2.18639	to	$2.18639	$9	0.17%	0.25%	to	0.25%	36.05%	to	36.05%
December 31, 2013	—	$1.60710	to	$1.60710	$—	0.04%	0.25%	to	0.25%	-19.31%	to	-19.31%
December 31, 2012	4	$1.99174	to	$1.99174	$7	0.00%	0.25%	to	0.25%	0.72%	to	0.72%

	ProFund VP UltraMid-Cap
December 31, 2016	24	$6.39137	to	$6.39137	$152	0.00%	0.25%	to	0.25%	37.57%	to	37.57%
December 31, 2015	15	$4.64596	to	$4.64596	$71	0.00%	0.25%	to	0.25%	-9.38%	to	-9.38%
December 31, 2014	10	$5.12661	to	$5.12661	$53	0.00%	0.25%	to	0.25%	15.05%	to	15.05%
December 31, 2013	4	$4.45585	to	$4.45585	$17	0.00%	0.25%	to	0.25%	70.19%	to	70.19%
December 31, 2012	—	$2.61821	to	$2.61821	$—	0.00%	0.25%	to	0.25%	32.16%	to	32.16%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP UltraNASDAQ-100
December 31, 2016	45	$8.43882	to	$8.43882	$379	0.00%	0.25%	to	0.25%	8.35%	to	8.35%
December 31, 2015	23	$7.78836	to	$7.78836	$178	0.00%	0.25%	to	0.25%	13.32%	to	13.32%
December 31, 2014	74	$6.87292	to	$6.87292	$510	0.00%	0.25%	to	0.25%	35.50%	to	35.50%
December 31, 2013	37	$5.07231	to	$5.07231	$186	0.00%	0.25%	to	0.25%	78.60%	to	78.60%
December 31, 2012	5	$2.84010	to	$2.84010	$15	0.00%	0.25%	to	0.25%	33.42%	to	33.42%

	ProFund VP UltraSmall-Cap
December 31, 2016	16	$4.80701	to	$4.80701	$76	0.00%	0.25%	to	0.25%	39.24%	to	39.24%
December 31, 2015	10	$3.45228	to	$3.45228	$36	0.00%	0.25%	to	0.25%	-13.19%	to	-13.19%
December 31, 2014	—	$3.97683	to	$3.97683	$—	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2013	13	$3.78316	to	$3.78316	$51	0.00%	0.25%	to	0.25%	86.20%	to	86.20%
December 31, 2012	—	$2.03180	to	$2.03180	$—	0.00%	0.25%	to	0.25%	29.19%	to	29.19%

	ProFund VP Bull
December 31, 2016	7	$2.44323	to	$2.44323	$18	0.00%	0.25%	to	0.25%	9.39%	to	9.39%
December 31, 2015	26	$2.23358	to	$2.23358	$57	0.00%	0.25%	to	0.25%	-0.70%	to	-0.70%
December 31, 2014	27	$2.24942	to	$2.24942	$61	0.00%	0.25%	to	0.25%	11.19%	to	11.19%
December 31, 2013	26	$2.02303	to	$2.02303	$53	0.00%	0.25%	to	0.25%	29.44%	to	29.44%
December 31, 2012	28	$1.56294	to	$1.56294	$44	0.00%	0.25%	to	0.25%	13.60%	to	13.60%

	ProFund VP Utilities
December 31, 2016	0(1)	$3.38998	to	$3.38998	$1	1.55%	0.25%	to	0.25%	14.79%	to	14.79%
December 31, 2015	0(1)	$2.95330	to	$2.95330	$1	2.03%	0.25%	to	0.25%	-6.63%	to	-6.63%
December 31, 2014	0(1)	$3.16314	to	$3.16314	$1	6.02%	0.25%	to	0.25%	25.57%	to	25.57%
December 31, 2013	0(1)	$2.51900	to	$2.51900	$ 0(1)	9.22%	0.25%	to	0.25%	13.03%	to	13.03%
December 31, 2012	0(1)	$2.22862	to	$2.22862	$ 0(1)	1.82%	0.25%	to	0.25%	-0.11%	to	-0.11%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2016	2,049	$10.61305	to	$22.68512	$41,472	0.00%	0.00%	to	0.90%	1.78%	to	2.70%
December 31, 2015	1,764	$10.36009	to	$22.08934	$36,512	0.00%	0.00%	to	0.90%	2.56%	to	9.58%
December 31, 2014	1,594	$18.98799	to	$20.15754	$31,666	0.00%	0.00%	to	0.90%	2.45%	to	8.34%
December 31, 2013	1,489	$17.68319	to	$18.60497	$27,326	0.00%	0.00%	to	0.90%	42.74%	to	44.03%
December 31, 2012	1,427	$12.38824	to	$12.91779	$18,230	0.00%	0.00%	to	0.90%	16.53%	to	17.58%

	AST Cohen & Steers Realty Portfolio
December 31, 2016	422	$11.60937	to	$23.70983	$10,002	0.00%	0.10%	to	0.25%	4.55%	to	4.71%
December 31, 2015	388	$11.10390	to	$22.64375	$8,792	0.00%	0.10%	to	0.25%	4.46%	to	11.04%
December 31, 2014	353	$21.61925	to	$21.61925	$7,630	0.00%	0.10%	to	0.10%	7.80%	to	30.78%
December 31, 2013	314	$16.53090	to	$16.53090	$5,198	0.00%	0.10%	to	0.10%	3.03%	to	3.03%
December 31, 2012	266	$16.04469	to	$16.04469	$4,274	1.48%	0.10%	to	0.10%	15.23%	to	15.23%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2016	491	$17.06612	to	$17.18990	$8,408	0.00%	0.10%	to	0.25%	3.58%	to	3.73%
December 31, 2015	456	$16.45192	to	$16.59599	$7,527	0.00%	0.10%	to	0.25%	-3.00%	to	0.54%
December 31, 2014	397	$16.49849	to	$16.66786	$6,582	0.00%	0.10%	to	0.25%	0.95%	to	5.34%
December 31, 2013	336	$15.66161	to	$15.84616	$5,285	0.00%	0.10%	to	0.25%	10.76%	to	10.92%
December 31, 2012	265	$14.11957	to	$14.30733	$3,760	1.59%	0.10%	to	0.25%	10.45%	to	10.61%

	AST Value Equity Portfolio
December 31, 2016	409	$9.52580	to	$16.74354	$6,632	0.00%	0.10%	to	0.25%	5.86%	to	6.02%
December 31, 2015	365	$8.99815	to	$15.79253	$5,723	0.00%	0.10%	to	0.25%	-11.00%	to	-6.16%	(3)
December 31, 2014	346	$16.82860	to	$16.82860	$5,825	0.00%	0.10%	to	0.10%	-4.50%	to	1.46%
December 31, 2013	322	$16.58696	to	$16.58696	$5,347	0.00%	0.10%	to	0.10%	34.49%	to	34.49%
December 31, 2012	284	$12.33295	to	$12.33295	$3,502	1.16%	0.10%	to	0.10%	13.29%	to	13.29%

	AST Small-Cap Value Portfolio
December 31, 2016	358	$13.02318	to	$26.59138	$9,471	0.00%	0.10%	to	0.25%	28.88%	to	29.07%
December 31, 2015	334	$10.10491	to	$20.60184	$6,888	0.00%	0.10%	to	0.25%	-5.21%	to	1.45%
December 31, 2014	323	$21.55128	to	$21.55128	$6,955	0.00%	0.10%	to	0.10%	1.90%	to	5.16%
December 31, 2013	309	$20.49319	to	$20.49319	$6,337	0.00%	0.10%	to	0.10%	37.26%	to	37.26%
December 31, 2012	286	$14.92997	to	$14.92997	$4,276	0.47%	0.10%	to	0.10%	18.04%	to	18.04%

A93

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2016	451	$9.31792		to	$24.29544	$8,815	0.00%	0.10%	to	0.25%		1.39%		to	1.54%
December 31, 2015	308	$9.19006		to	$23.92640	$6,773	0.00%	0.10%	to	0.25%		-8.45%		to	-2.35%
December 31, 2014	227	$25.39399		to	$25.39399	$5,759	0.00%	0.10%	to	0.10%		2.76%		to	11.42%
December 31, 2013	206	$22.79208		to	$22.79208	$4,686	0.00%	0.10%	to	0.10%		32.06%		to	32.06%
December 31, 2012	184	$17.25913		to	$17.25913	$3,170	0.00%	0.10%	to	0.10%		19.50%		to	19.50%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2016	2,205	$10.84943		to	$16.42566	$34,654	0.00%	0.00%	to	0.90%		18.82%		to	19.88%
December 31, 2015	2,084	$9.07249		to	$13.70120	$27,745	0.00%	0.00%	to	0.90%		-9.98%		to	-7.84%	(3)
December 31, 2014	2,047	$14.00308		to	$14.86597	$30,007	0.00%	0.00%	to	0.90%		3.07%		to	13.75%
December 31, 2013	1,920	$12.42155		to	$13.06945	$24,781	0.00%	0.00%	to	0.90%		38.61%		to	39.86%
December 31, 2012	1,804	$8.96129		to	$9.34464	$16,682	3.41%	0.00%	to	0.90%		15.84%		to	16.89%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2016	845	$11.05507		to	$22.39348	$16,500	0.00%	0.00%	to	0.90%		4.64%		to	5.57%
December 31, 2015	870	$10.49742		to	$21.23221	$16,573	0.00%	0.00%	to	0.90%		4.02%	(3)	to	10.07%
December 31, 2014	899	$15.07361		to	$19.30884	$15,587	0.00%	0.00%	to	0.90%		3.73%		to	10.59%
December 31, 2013	920	$13.75290		to	$17.47747	$14,369	0.00%	0.00%	to	0.90%		35.39%		to	36.61%
December 31, 2012	784	$10.15783		to	$12.80643	$9,043	0.43%	0.00%	to	0.90%		11.26%		to	12.27%

	AST MFS Growth Portfolio
December 31, 2016	386	$10.59514		to	$22.31671	$6,591	0.00%	0.10%	to	0.25%		1.66%		to	1.81%
December 31, 2015	207	$10.42243		to	$21.92026	$4,199	0.00%	0.10%	to	0.25%		3.26%		to	7.12%
December 31, 2014	155	$20.46295		to	$20.46295	$3,175	0.00%	0.10%	to	0.10%		3.14%		to	8.60%
December 31, 2013	127	$18.84230		to	$18.84230	$2,394	0.00%	0.10%	to	0.10%		36.57%		to	36.57%
December 31, 2012	101	$13.79685		to	$13.79685	$1,397	0.00%	0.10%	to	0.10%		16.97%		to	16.97%

	AST Small-Cap Growth Portfolio
December 31, 2016	1,071	$20.31185		to	$21.95263	$23,075	0.00%	0.00%	to	0.90%		11.08%		to	12.07%
December 31, 2015	1,050	$18.28611		to	$19.58745	$20,210	0.00%	0.00%	to	0.90%		-4.85%		to	0.79%
December 31, 2014	1,012	$18.30683		to	$19.43458	$19,378	0.00%	0.00%	to	0.90%		2.89%		to	4.09%
December 31, 2013	995	$17.79202		to	$18.71957	$18,387	0.00%	0.00%	to	0.90%		33.97%		to	35.17%
December 31, 2012	971	$13.28088		to	$13.84866	$13,302	0.00%	0.00%	to	0.90%		11.17%		to	12.18%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2016	424	$10.06295		to	$13.66344	$5,438	0.00%	0.10%	to	0.25%		1.38%		to	1.53%
December 31, 2015	223	$9.92588		to	$13.45725	$2,877	0.00%	0.10%	to	0.25%		-0.74%		to	0.38%
December 31, 2014	165	$13.40620		to	$13.40620	$2,217	0.00%	0.10%	to	0.10%		-0.89%		to	-0.20%
December 31, 2013	148	$13.43281		to	$13.43281	$1,984	0.00%	0.10%	to	0.10%		-2.27%		to	-2.27%
December 31, 2012	124	$13.74527		to	$13.74527	$1,701	1.19%	0.10%	to	0.10%		4.59%		to	4.59%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2016	966	$15.02062		to	$15.02062	$14,503	0.00%	0.10%	to	0.10%		24.49%		to	24.49%
December 31, 2015	880	$12.06576	(5)	to	$12.06576	$10,617	0.00%	0.10%	to	0.10%	(5)	-23.60%		to	-19.33%	(3)
December 31, 2014	839	$14.95723		to	$14.95723	$12,553	0.00%	0.10%	to	0.10%		-16.57%		to	-8.45%
December 31, 2013	775	$16.33792		to	$16.33792	$12,661	0.00%	0.10%	to	0.10%		15.27%		to	15.27%
December 31, 2012	704	$14.17415		to	$14.17415	$9,980	0.46%	0.10%	to	0.10%		3.52%		to	3.52%

	AST MFS Global Equity Portfolio
December 31, 2016	654	$10.08005		to	$22.87816	$10,302	0.00%	0.10%	to	0.25%		6.84%		to	7.00%
December 31, 2015	405	$9.43437		to	$21.38066	$6,754	0.00%	0.10%	to	0.25%		-6.34%		to	2.10%
December 31, 2014	203	$21.72023		to	$21.72023	$4,417	0.00%	0.10%	to	0.10%		0.29%		to	3.53%
December 31, 2013	162	$20.98033		to	$20.98033	$3,398	0.00%	0.10%	to	0.10%		27.51%		to	27.51%
December 31, 2012	112	$16.45450		to	$16.45450	$1,840	1.21%	0.10%	to	0.10%		22.96%		to	22.96%

	AST J.P. Morgan International Equity Portfolio
December 31, 2016	590	$8.95249		to	$14.26309	$7,798	0.00%	0.10%	to	0.25%		1.68%		to	1.83%
December 31, 2015	474	$8.80480		to	$14.00691	$6,497	0.00%	0.10%	to	0.25%		-12.51%		to	-2.89%	(3)
December 31, 2014	401	$14.42397		to	$14.42397	$5,779	0.00%	0.10%	to	0.10%		-6.94%		to	-6.46%
December 31, 2013	352	$15.41982		to	$15.41982	$5,435	0.00%	0.10%	to	0.10%		15.25%		to	15.25%
December 31, 2012	323	$13.37999		to	$13.37999	$4,316	1.97%	0.10%	to	0.10%		21.79%		to	21.79%

A94

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2016	299	$9.86693	to	$13.99175		$3,840	0.00%	0.10%		to	0.25%	4.10%	to	4.25%
December 31, 2015	222	$9.47853	to	$13.42118		$2,861	0.00%	0.10%		to	0.25%	-5.21%	to	-4.71%	(3)
December 31, 2014	152	$14.08501	to	$14.08501		$2,137	0.00%	0.10%		to	0.10%	-3.16%	to	0.46%
December 31, 2013	139	$14.02102	to	$14.02102		$1,954	0.00%	0.10%		to	0.10%	-3.85%	to	-3.85%
December 31, 2012	119	$14.58248	to	$14.58248		$1,728	2.50%	0.10%		to	0.10%	5.12%	to	5.12%

	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)
December 31, 2016	28	$10.68881	to	$17.85072		$458	0.53%	0.10%		to	0.25%	9.37%	to	9.53%
December 31, 2015	20	$9.77318	to	$16.29734	(5)	$328	0.33%	0.10%	(5)	to	0.25%	-3.07%	to	-0.69%	(3)
December 31, 2014	19	$16.41052	to	$16.41052		$310	0.13%	0.10%		to	0.10%	3.83%	to	10.00%
December 31, 2013	17	$14.91861	to	$14.91861		$261	0.69%	0.10%		to	0.10%	37.28%	to	37.28%
December 31, 2012	6	$10.86755	to	$10.91851		$69	0.06%	0.00%		to	0.10%	10.63%	to	10.74%

	American Century VP Mid Cap Value Fund (Class I)
December 31, 2016	266	$25.05009	to	$25.26816		$6,680	1.72%	0.00%		to	0.10%	22.73%	to	22.85%
December 31, 2015	203	$20.41040	to	$20.56755		$4,147	1.67%	0.00%		to	0.10%	-3.04%	to	-1.43%
December 31, 2014	201	$20.72782	to	$20.86638		$4,168	1.19%	0.00%		to	0.10%	3.86%	to	16.42%
December 31, 2013	128	$17.82173	to	$17.92297		$2,291	1.23%	0.00%		to	0.10%	29.98%	to	30.12%
December 31, 2012	81	$13.71070	to	$13.77471		$1,107	2.07%	0.00%		to	0.10%	16.21%	to	16.33%

	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)
December 31, 2016	311	$10.36081	to	$20.73300		$5,013	0.61%	0.00%		to	0.25%	11.75%	to	12.03%
December 31, 2015	140	$9.27113	to	$18.50636		$2,311	0.61%	0.00%		to	0.25%	-8.00%	to	-5.87%	(3)
December 31, 2014	82	$19.53004	to	$19.66072		$1,605	0.58%	0.00%		to	0.10%	3.99%	to	15.86%
December 31, 2013	58	$16.87307	to	$16.96908		$979	0.81%	0.00%		to	0.10%	40.45%	to	40.59%
December 31, 2012	28	$12.01376	to	$12.07005		$334	0.79%	0.00%		to	0.10%	16.01%	to	16.13%

	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)
December 31, 2016	52	$10.40072	to	$19.23447		$807	0.95%	0.00%		to	0.25%	9.80%	to	10.08%
December 31, 2015	33	$9.47222	to	$17.47378		$526	0.73%	0.00%		to	0.25%	-6.51%	to	-3.42%	(3)
December 31, 2014	22	$17.97133	to	$17.97133		$403	0.74%	0.10%		to	0.10%	1.82%	to	13.02%
December 31, 2013	14	$15.90122	to	$15.90122		$215	0.97%	0.10%		to	0.10%	33.86%	to	33.86%
December 31, 2012	10	$11.87889	to	$11.87889		$123	0.48%	0.10%		to	0.10%	11.59%	to	11.59%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2016	97	$10.88965	to	$21.15057		$1,550	0.71%	0.00%		to	0.25%	14.91%	to	15.20%
December 31, 2015	47	$9.47628	to	$18.35969		$808	0.41%	0.00%		to	0.25%	-6.23%	to	-2.52%	(3)
December 31, 2014	38	$18.70855	to	$18.83357		$709	0.70%	0.00%		to	0.10%	0.32%	to	11.76%
December 31, 2013	34	$16.75664	to	$16.85170		$562	0.98%	0.00%		to	0.10%	34.56%	to	34.70%
December 31, 2012	19	$12.45270	to	$12.51086		$242	0.18%	0.00%		to	0.10%	19.22%	to	19.34%

	MFS Utilities Series (Initial Class)
December 31, 2016	506	$9.20972	to	$15.22264		$7,056	3.97%	0.00%		to	0.25%	11.19%	to	11.47%
December 31, 2015	364	$8.28255	to	$13.65611		$4,854	4.42%	0.00%		to	0.25%	-17.36%	to	-4.95%
December 31, 2014	291	$15.86916	to	$15.97543		$4,622	2.20%	0.00%		to	0.10%	-2.92%	to	12.73%
December 31, 2013	211	$14.09086	to	$14.17104		$2,968	2.52%	0.00%		to	0.10%	20.40%	to	20.52%
December 31, 2012	153	$11.70362	to	$11.75848		$1,787	6.69%	0.00%		to	0.10%	13.37%	to	13.48%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2016	4,379	$10.04289	to	$12.60839		$54,184	0.00%	0.00%		to	0.90%	3.30%	to	4.23%
December 31, 2015	4,261	$9.65966	to	$12.09710		$50,787	0.00%	0.00%		to	0.90%	-3.10%	to	-2.11%	(3)
December 31, 2014	4,669	$11.80815	to	$12.35754		$56,990	0.00%	0.00%		to	0.90%	0.52%	to	4.23%
December 31, 2013	5,396	$11.43076	to	$11.85595		$63,362	0.00%	0.00%		to	0.90%	-2.71%	to	-1.84%
December 31, 2012	5,710	$11.74949	to	$12.07785		$68,437	2.69%	0.00%		to	0.90%	8.35%	to	9.32%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2016	818	$20.95670	to	$20.95670		$17,135	0.00%	0.25%		to	0.25%	7.27%	to	7.27%
December 31, 2015	652	$19.53551	to	$19.53551		$12,738	0.00%	0.25%		to	0.25%	-3.76%	to	1.69%
December 31, 2014	383	$19.57608	to	$19.57608		$7,498	0.00%	0.25%		to	0.25%	3.52%	to	5.62%
December 31, 2013	194	$18.53521	to	$18.53521		$3,591	0.00%	0.25%		to	0.25%	16.54%	to	16.54%
December 31, 2012	116	$15.90434	to	$15.90434		$1,844	1.35%	0.25%		to	0.25%	13.21%	to	13.21%
A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio
December 31, 2016	3,879	$10.36073	to	$16.90512	$64,699	0.00%	0.00%	to	0.90%	5.58%	to	6.52%
December 31, 2015	3,955	$9.75054	to	$15.86981	$62,132	0.00%	0.00%	to	0.90%	-2.87%	to	2.04%
December 31, 2014	3,934	$15.25259	to	$15.97078	$62,318	0.00%	0.00%	to	0.90%	1.82%	to	5.51%
December 31, 2013	3,904	$14.58693	to	$15.07499	$58,697	0.00%	0.10%	to	0.90%	19.43%	to	20.38%
December 31, 2012	3,776	$12.21399	to	$12.52266	$47,191	0.29%	0.10%	to	0.90%	10.02%	to	10.90%

	AST Balanced Asset Allocation Portfolio
December 31, 2016	7,941	$15.87561	to	$16.92294	$132,630	0.00%	0.00%	to	0.90%	5.35%	to	6.30%
December 31, 2015	7,510	$15.06917	to	$15.92044	$118,230	0.00%	0.00%	to	0.90%	-2.86%	to	0.48%
December 31, 2014	7,035	$15.13278	to	$15.84493	$110,420	0.00%	0.00%	to	0.90%	0.72%	to	6.52%
December 31, 2013	6,619	$14.33414	to	$14.87479	$97,708	0.00%	0.00%	to	0.90%	16.60%	to	17.65%
December 31, 2012	6,277	$12.29364	to	$12.64363	$78,912	1.02%	0.00%	to	0.90%	11.47%	to	12.48%

	AST Preservation Asset Allocation Portfolio
December 31, 2016	2,396	$14.15713	to	$15.08850	$35,619	0.00%	0.00%	to	0.90%	4.58%	to	5.52%
December 31, 2015	1,687	$13.53655	to	$14.29868	$23,815	0.00%	0.00%	to	0.90%	-2.27%	to	0.14%
December 31, 2014	1,656	$13.63878	to	$14.27814	$23,383	0.00%	0.00%	to	0.90%	0.55%	to	5.78%
December 31, 2013	1,642	$13.01018	to	$13.49858	$21,961	0.00%	0.00%	to	0.90%	8.24%	to	9.21%
December 31, 2012	1,501	$12.01998	to	$12.36002	$18,427	1.14%	0.00%	to	0.90%	9.39%	to	10.38%

	AST FI Pyramis Quantitative Portfolio
December 31, 2016	262	$19.02692	to	$19.02692	$4,978	0.00%	0.25%	to	0.25%	3.99%	to	3.99%
December 31, 2015	214	$18.29645	to	$18.29645	$3,909	0.00%	0.25%	to	0.25%	-4.01%	to	0.74%
December 31, 2014	149	$18.16218	to	$18.16218	$2,702	0.00%	0.25%	to	0.25%	2.89%	to	2.89%
December 31, 2013	109	$17.65126	to	$17.65126	$1,921	0.00%	0.25%	to	0.25%	14.47%	to	14.47%
December 31, 2012	71	$15.41937	to	$15.41937	$1,101	1.89%	0.25%	to	0.25%	10.36%	to	10.36%

	AST Prudential Growth Allocation Portfolio
December 31, 2016	760	$21.49826	to	$21.49826	$16,346	0.00%	0.25%	to	0.25%	9.82%	to	9.82%
December 31, 2015	578	$19.57619	to	$19.57619	$11,306	0.00%	0.25%	to	0.25%	-4.30%	to	-0.86%	(3)
December 31, 2014	352	$19.74597	to	$19.74597	$6,957	0.00%	0.25%	to	0.25%	5.66%	to	8.93%
December 31, 2013	150	$18.12798	to	$18.12798	$2,715	0.00%	0.25%	to	0.25%	16.73%	to	16.73%
December 31, 2012	97	$15.52936	to	$15.52936	$1,504	1.42%	0.25%	to	0.25%	12.64%	to	12.64%

	AST Advanced Strategies Portfolio
December 31, 2016	303	$21.49382	to	$21.49382	$6,523	0.00%	0.25%	to	0.25%	6.84%	to	6.84%
December 31, 2015	251	$20.11804	to	$20.11804	$5,050	0.00%	0.25%	to	0.25%	-3.31%	to	0.55%
December 31, 2014	212	$20.00776	to	$20.00776	$4,249	0.00%	0.25%	to	0.25%	3.22%	to	5.84%
December 31, 2013	127	$18.90316	to	$18.90316	$2,398	0.00%	0.25%	to	0.25%	16.27%	to	16.27%
December 31, 2012	84	$16.25861	to	$16.25861	$1,361	1.42%	0.25%	to	0.25%	13.37%	to	13.37%

	AST Schroders Global Tactical Portfolio
December 31, 2016	443	$21.20150	to	$21.20150	$9,389	0.00%	0.25%	to	0.25%	6.55%	to	6.55%
December 31, 2015	397	$19.89794	to	$19.89794	$7,907	0.00%	0.25%	to	0.25%	-4.96%	to	-0.79%	(4)
December 31, 2014	188	$20.13806	to	$20.13806	$3,779	0.00%	0.25%	to	0.25%	4.34%	to	5.60%
December 31, 2013	100	$19.07059	to	$19.07059	$1,899	0.00%	0.25%	to	0.25%	17.76%	to	17.76%
December 31, 2012	71	$16.19381	to	$16.19381	$1,144	0.51%	0.25%	to	0.25%	15.61%	to	15.61%

	AST RCM World Trends Portfolio
December 31, 2016	181	$17.94782	to	$17.94782	$3,241	0.00%	0.25%	to	0.25%	4.55%	to	4.55%
December 31, 2015	147	$17.16630	to	$17.16630	$2,521	0.00%	0.25%	to	0.25%	-4.14%	to	-0.41%	(3)
December 31, 2014	116	$17.23773	to	$17.23773	$2,005	0.00%	0.25%	to	0.25%	2.20%	to	4.88%
December 31, 2013	80	$16.43612	to	$16.43612	$1,315	0.00%	0.25%	to	0.25%	12.16%	to	12.16%
December 31, 2012	66	$14.65438	to	$14.65438	$962	0.61%	0.25%	to	0.25%	10.01%	to	10.01%

	AST BlackRock Global Strategies Portfolio
December 31, 2016	13,614	$11.89359	to	$12.51364	$168,562	0.00%	0.00%	to	0.90%	6.01%	to	6.96%
December 31, 2015	13,410	$11.21955	to	$11.69950	$155,517	0.00%	0.00%	to	0.90%	-5.91%	to	0.44%
December 31, 2014	13,042	$11.67068	to	$12.06137	$156,237	0.00%	0.00%	to	0.90%	-0.69%	to	4.89%
December 31, 2013	12,775	$11.22618	to	$11.49857	$146,159	0.00%	0.00%	to	0.90%	9.86%	to	10.85%
December 31, 2012	12,583	$10.21817	to	$10.37288	$130,117	0.49%	0.00%	to	0.90%	10.90%	to	11.90%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	TOPS Aggressive Growth ETF Portfolio (Class 2)
December 31, 2016	223	$10.40479	to	$17.29453	$3,486	1.12%	0.10%	to	0.25%	12.88%		to	13.05%
December 31, 2015	149	$9.21769	to	$15.29872	$2,196	1.13%	0.10%	to	0.25%	-8.60%		to	-3.76%
December 31, 2014	93	$15.89646	to	$15.89646	$1,484	0.97%	0.10%	to	0.10%	-1.71%		to	4.71%
December 31, 2013	42	$15.18158	to	$15.18158	$634	0.90%	0.10%	to	0.10%	22.51%		to	22.51%
December 31, 2012	14	$12.39204	to	$12.39204	$177	0.19%	0.10%	to	0.10%	16.52%		to	16.52%

	TOPS Balanced ETF Portfolio (Class 2)
December 31, 2016	289	$10.18999	to	$13.64469	$3,349	1.11%	0.10%	to	0.25%	7.65%		to	7.81%
December 31, 2015	126	$9.46629	to	$12.65664	$1,482	1.38%	0.10%	to	0.25%	-5.58%		to	-2.66%
December 31, 2014	71	$13.00234	to	$13.00234	$930	1.89%	0.10%	to	0.10%	-1.46%		to	3.44%
December 31, 2013	41	$12.57021	to	$12.57021	$510	1.45%	0.10%	to	0.10%	8.99%		to	8.99%
December 31, 2012	21	$11.53303	to	$11.53303	$245	0.05%	0.10%	to	0.10%	11.75%		to	11.75%

	TOPS Conservative ETF Portfolio (Class 2)
December 31, 2016	70	$10.14404	to	$12.37284	$749	0.42%	0.10%	to	0.25%	5.56%		to	5.72%
December 31, 2015	23	$9.60974	to	$11.70357	$243	1.52%	0.10%	to	0.25%	-4.07%		to	-2.19%
December 31, 2014	10	$11.96563	to	$11.96563	$122	0.60%	0.10%	to	0.10%	-1.31%		to	2.02%
December 31, 2013	6	$11.72864	to	$11.72864	$71	1.37%	0.10%	to	0.10%	4.46%		to	4.46%
December 31, 2012	3	$11.22754	to	$11.22754	$34	0.29%	0.10%	to	0.10%	10.05%		to	10.05%

	TOPS Growth ETF Portfolio (Class 2)
December 31, 2016	303	$10.28761	to	$17.38233	$4,507	1.38%	0.10%	to	0.25%	12.05%		to	12.21%
December 31, 2015	166	$9.18167	to	$15.49062	$2,469	1.65%	0.10%	to	0.25%	-8.78%		to	-4.44%
December 31, 2014	85	$16.21004	to	$16.21004	$1,371	1.39%	0.10%	to	0.10%	-2.29%		to	3.55%
December 31, 2013	55	$15.65369	to	$15.65369	$856	0.96%	0.10%	to	0.10%	18.77%		to	18.77%
December 31, 2012	28	$13.17957	to	$13.17957	$370	0.20%	0.10%	to	0.10%	15.88%		to	15.88%

	TOPS Moderate Growth ETF Portfolio (Class 2)
December 31, 2016	604	$10.29216	to	$14.74651	$8,171	0.93%	0.10%	to	0.25%	10.24%		to	10.41%
December 31, 2015	253	$9.33593	to	$13.35641	$2,963	2.03%	0.10%	to	0.25%	-7.13%		to	-3.53%
December 31, 2014	89	$13.84521	to	$13.84521	$1,227	2.31%	0.10%	to	0.10%	-1.84%		to	3.38%
December 31, 2013	56	$13.39250	to	$13.39250	$756	1.12%	0.10%	to	0.10%	12.90%		to	12.90%
December 31, 2012	31	$11.86191	to	$11.86191	$365	0.46%	0.10%	to	0.10%	14.77%		to	14.77%

	TOPS Managed Risk Balanced ETF Portfolio (Class 2)
December 31, 2016	245	$11.58804	to	$12.10502	$2,948	1.33%	0.10%	to	0.25%	5.96%		to	6.12%
December 31, 2015	194	$10.91989	to	$11.42410	$2,203	1.34%	0.10%	to	0.25%	-7.37%		to	-4.59%
December 31, 2014	120	$11.44556	to	$11.99196	$1,433	1.11%	0.10%	to	0.25%	-1.44%		to	2.96%
December 31, 2013	67	$11.11688	to	$11.66510	$787	0.88%	0.10%	to	0.25%	7.66%		to	7.82%
December 31, 2012	39	$10.31049	to	$10.83511	$427	0.12%	0.10%	to	0.25%	2.81%		to	8.12%

	TOPS Managed Risk Growth ETF Portfolio (Class 2)
December 31, 2016	419	$11.52771	to	$12.08530	$5,053	1.15%	0.10%	to	0.25%	5.31%		to	5.46%
December 31, 2015	648	$10.93062	to	$11.47637	$7,275	1.48%	0.10%	to	0.25%	-11.85%		to	-9.24%
December 31, 2014	548	$12.04300	to	$12.66329	$6,775	0.95%	0.10%	to	0.25%	-3.18%		to	1.21%
December 31, 2013	140	$11.89877	to	$12.53053	$1,745	1.03%	0.10%	to	0.25%	15.67%		to	15.84%
December 31, 2012	67	$10.27170	to	$10.83326	$720	0.09%	0.10%	to	0.25%	2.41%		to	7.97%

	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)
December 31, 2016	315	$11.81600	to	$12.38337	$3,865	1.57%	0.10%	to	0.25%	6.05%		to	6.21%
December 31, 2015	259	$11.12558	to	$11.67720	$2,992	1.43%	0.10%	to	0.25%	-9.68%		to	-6.45%
December 31, 2014	183	$11.89298	to	$12.50138	$2,261	1.38%	0.10%	to	0.25%	-2.00%		to	2.71%
December 31, 2013	80	$11.57948	to	$12.19007	$965	0.87%	0.10%	to	0.25%	12.11%		to	12.28%
December 31, 2012	49	$10.31301	to	$10.87316	$523	0.13%	0.10%	to	0.25%	2.73%		to	8.39%

	American Funds IS Growth Fund (Class 2) (available October 7, 2013)
December 31, 2016	574	$11.00983	to	$13.58701	$6,725	1.03%	0.10%	to	0.25%	9.22%		to	9.38%
December 31, 2015	170	$10.08083	to	$12.42196	$1,918	0.99%	0.10%	to	0.25%	0.03%	(3)	to	6.75%
December 31, 2014	42	$11.63643	to	$11.63643	$492	1.37%	0.10%	to	0.10%	1.12%		to	8.40%
December 31, 2013	5	$10.73463	to	$10.73463	$50	0.84%	0.10%	to	0.10%	8.55%		to	8.55%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Growth-Income Fund (Class 2) (available October 7, 2013)
December 31, 2016	1,325	$12.24736	to	$13.68515	$16,394	1.73%	0.10%	to	0.25%	11.24%	to	11.41%
December 31, 2015	707	$11.00941	to	$12.28365	$7,866	1.98%	0.10%	to	0.25%	-3.10%	to	1.35%
December 31, 2014	148	$10.87872	to	$12.11965	$1,654	3.14%	0.10%	to	0.25%	0.74%	to	10.52%
December 31, 2013	1	$10.96565	to	$10.96565	$16	0.70%	0.10%	to	0.10%	10.61%	to	10.61%

	American Funds IS International Fund (Class 2) (available October 7, 2013)
December 31, 2016	825	$9.08268	to	$10.21031	$7,636	2.35%	0.10%	to	0.25%	3.27%	to	3.43%
December 31, 2015	148	$8.79468	to	$9.87177	$1,377	2.78%	0.10%	to	0.25%	-12.57%	to	-0.66%
December 31, 2014	21	$10.34997	to	$10.34997	$214	2.39%	0.10%	to	0.10%	-4.97%	to	-2.75%
December 31, 2013	1	$10.64264	to	$10.64264	$8	0.48%	0.10%	to	0.10%	7.18%	to	7.18%

	Fidelity VIP Contrafund Portfolio (Service Class 2) (available October 7, 2013)
December 31, 2016	535	$10.48261	to	$13.13404	$6,046	0.89%	0.10%	to	0.25%	7.46%	to	7.62%
December 31, 2015	217	$9.75473	to	$12.20387	$2,353	1.51%	0.10%	to	0.25%	-3.48%	to	3.98%
December 31, 2014	40	$12.16547	to	$12.16547	$489	1.49%	0.10%	to	0.10%	2.54%	to	11.54%
December 31, 2013	1	$10.90655	to	$10.90655	$11	1.59%	0.10%	to	0.10%	10.13%	to	10.13%

	Fidelity VIP MidCap Portfolio (Service Class 2) (available October 7, 2013)
December 31, 2016	430	$10.59163	to	$12.67031	$4,862	0.43%	0.10%	to	0.25%	11.64%	to	11.81%
December 31, 2015	197	$9.48692	to	$11.33184	$2,043	0.50%	0.10%	to	0.25%	-6.25%	to	-0.61%
December 31, 2014	39	$11.53092	to	$11.53092	$444	0.03%	0.10%	to	0.10%	-0.32%	to	5.93%
December 31, 2013	2	$10.88577	to	$10.88577	$27	0.57%	0.10%	to	0.10%	10.23%	to	10.23%

	Franklin Income VIP Fund (Class 2) (available October 7, 2013)
December 31, 2016	270	$10.30279	to	$11.62259	$2,899	4.47%	0.10%	to	0.25%	13.74%	to	13.91%
December 31, 2015	114	$9.05827	to	$10.20342	$1,112	3.69%	0.10%	to	0.25%	-9.75%	to	-0.77%
December 31, 2014	38	$10.98888	to	$10.98888	$415	5.00%	0.10%	to	0.10%	-4.16%	to	4.51%
December 31, 2013	1	$10.51449	to	$10.51449	$9	0.00%	0.10%	to	0.10%	5.42%	to	5.42%

	Franklin Mutual Shares VIP Fund (Class 2) (available October 7, 2013)
December 31, 2016	225	$10.56183	to	$12.59571	$2,467	2.15%	0.10%	to	0.25%	15.77%	to	15.94%
December 31, 2015	139	$9.12311	to	$10.86373	$1,332	5.09%	0.10%	to	0.25%	-9.31%	to	-5.03%	(3)
December 31, 2014	21	$11.43933	to	$11.43933	$238	3.60%	0.10%	to	0.10%	-1.25%	to	7.02%
December 31, 2013	0(1)	$10.68946	to	$10.68946	$2	0.00%	0.10%	to	0.10%	7.59%	to	7.59%

	Templeton Growth VIP Fund (Class 2) (available October 7, 2013)
December 31, 2016	113	$9.66588	to	$10.64287	$1,125	2.00%	0.10%	to	0.25%	9.35%	to	9.51%
December 31, 2015	63	$8.83960	to	$9.71867	$579	1.78%	0.10%	to	0.25%	-11.89%	to	-6.58%	(3)
December 31, 2014	15	$10.40322	to	$10.40322	$159	1.41%	0.10%	to	0.10%	-6.67%	to	-2.91%
December 31, 2013	0(1)	$10.71524	to	$10.71524	$1	0.00%	0.10%	to	0.10%	7.61%	to	7.61%

	Hartford Capital Appreciation HLS Fund (Class IB) (available October 7, 2013)
December 31, 2016	62	$12.33366	to	$12.33366	$769	1.05%	0.10%	to	0.10%	5.14%	to	5.14%
December 31, 2015	46	$11.73112	to	$11.73112	$542	0.86%	0.10%	to	0.10%	-4.86%	to	0.69%
December 31, 2014	24	$11.65121	to	$11.65121	$280	1.09%	0.10%	to	0.10%	-0.57%	to	6.93%
December 31, 2013	1	$10.89612	to	$10.89612	$13	1.00%	0.10%	to	0.10%	10.05%	to	10.05%

	Hartford Disciplined Equity HLS Fund (Class IB) (available October 7, 2013)
December 31, 2016	58	$14.26173	to	$14.26173	$829	0.80%	0.10%	to	0.10%	5.38%	to	5.38%
December 31, 2015	35	$13.53309	to	$13.53309	$472	0.87%	0.10%	to	0.10%	1.75%	to	6.49%
December 31, 2014	7	$12.70877	to	$12.70877	$92	1.83%	0.10%	to	0.10%	5.02%	to	15.75%
December 31, 2013	0(1)	$10.97952	to	$10.97952	$ 0(1)	1.86%	0.10%	to	0.10%	10.92%	to	10.92%

	Hartford Dividend and Growth HLS Fund (Class IB) (available October 7, 2013)
December 31, 2016	198	$13.87897	to	$13.87897	$2,750	2.28%	0.10%	to	0.10%	14.47%	to	14.47%
December 31, 2015	126	$12.12459	to	$12.12459	$1,529	2.36%	0.10%	to	0.10%	-3.85%	to	-1.51%
December 31, 2014	46	$12.31025	to	$12.31025	$562	2.94%	0.10%	to	0.10%	2.52%	to	12.57%
December 31, 2013	1	$10.93550	to	$10.93550	$14	5.11%	0.10%	to	0.10%	10.27%	to	10.27%

	Hartford Growth Opportunities HLS Fund (Class IB) (available October 7, 2013)
December 31, 2016	147	$13.45476	to	$13.45476	$1,976	0.16%	0.10%	to	0.10%	-0.87%	to	-0.87%
December 31, 2015	111	$13.57310	to	$13.57310	$1,510	0.00%	0.10%	to	0.10%	2.35%	to	11.36%
December 31, 2014	19	$12.18890	to	$12.18890	$229	0.01%	0.10%	to	0.10%	4.26%	to	13.71%
December 31, 2013	1	$10.71959	to	$10.71959	$8	0.00%	0.10%	to	0.10%	8.60%	to	8.60%

A98

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	MFS Total Return Bond Series (Initial Class) (available October 7, 2013)
December 31, 2016	411	$10.19747		to	$11.02237	$4,257	3.85%	0.10%	to	0.25%		3.97%	to	4.13%
December 31, 2015	129	$9.80769		to	$10.58522	$1,298	3.50%	0.10%	to	0.25%		-1.71%	to	-0.40%	(3)
December 31, 2014	9	$10.62803		to	$10.62803	$94	4.48%	0.10%	to	0.10%		0.94%	to	5.74%
December 31, 2013	—	$10.05117		to	$10.05117	$1	0.00%	0.10%	to	0.10%		0.44%	to	0.44%

	MFS Value Series (Initial Class) (available October 7, 2013)
December 31, 2016	432	$11.14633		to	$13.77505	$5,122	2.20%	0.10%	to	0.25%		13.81%	to	13.98%
December 31, 2015	264	$9.79414		to	$12.08598	$2,747	2.17%	0.10%	to	0.25%		-2.81%	to	-0.84%	(3)
December 31, 2014	25	$12.18782		to	$12.18782	$311	1.94%	0.10%	to	0.10%		4.38%	to	10.40%
December 31, 2013	2	$11.03975		to	$11.03975	$18	0.00%	0.10%	to	0.10%		11.16%	to	11.16%

	Invesco V.I. Growth and Income Fund (Series I) (available May 1, 2014)
December 31, 2016	638	$12.42713		to	$12.42713	$7,923	1.23%	0.25%	to	0.25%		19.40%	to	19.40%
December 31, 2015	417	$10.40823		to	$10.40823	$4,344	4.18%	0.25%	to	0.25%		-5.48%	to	-3.30%	(3)
December 31, 2014	65	$10.76384		to	$10.76384	$703	0.55%	0.25%	to	0.25%		7.84%	to	7.84%

	Fidelity VIP Index 500 Portfolio (Service Class 2) (available May 1, 2014)
December 31, 2016	1,116	$12.39026		to	$12.39026	$13,831	1.70%	0.25%	to	0.25%		11.30%	to	11.30%
December 31, 2015	670	$11.13193		to	$11.13193	$7,459	2.44%	0.25%	to	0.25%		-1.94%	to	5.14%
December 31, 2014	191	$11.04025		to	$11.04025	$2,113	3.51%	0.25%	to	0.25%		10.41%	to	10.41%

	American Funds IS Blue Chip Income and Growth Fund (Class 2) (available April 30, 2014)
December 31, 2016	562	$12.70611		to	$12.70611	$7,141	2.38%	0.25%	to	0.25%		18.40%	to	18.40%
December 31, 2015	265	$10.73113		to	$10.73113	$2,843	2.68%	0.25%	to	0.25%		-6.31%	to	3.26%
December 31, 2014	51	$11.08255		to	$11.08255	$564	8.31%	0.25%	to	0.25%		10.83%	to	10.83%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2016	279	$22.71027			$22.71027	$6,346	0.00%	0.10%	to	0.10%		7.59%	to	7.59%
December 31, 2015	254	$21.10806	(5)	to	$21.10806	$5,370	0.00%	0.10%	to	0.10%	(5)	-4.50%	to	1.23%
December 31, 2014	237	$20.85085		to	$20.85085	$4,938	0.00%	0.10%	to	0.10%		1.03%	to	4.84%
December 31, 2013	221	$19.88901		to	$19.88901	$4,405	0.00%	0.10%	to	0.10%		40.67%	to	40.67%
December 31, 2012	193	$14.13882		to	$14.13882	$2,727	0.00%	0.10%	to	0.10%		19.96%	to	19.96%

	AST International Value Portfolio (available April 24, 2015)
December 31, 2016	3,692	$9.10505			$9.24971	$34,006	0.00%	0.00%	to	0.90%		-0.31%	to	0.58%
December 31, 2015	3,580	$9.13382		to	$9.21939	$32,851	0.00%	0.00%	to	0.90%		-9.14%	to	-8.11%	(3)
___________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2016 or from the effective date of the subaccount through the end of the reporting period.

A99

Note 7:	Financial Highlights (continued)

(1)	Amounts less than 1,000 units and/or $1,000 in net assets.

(2)	Amount is less than 0.01%.

(3)
In the December 31, 2015 financial statements, the total return (lowest or highest) for this subaccount was misstated. The total return (lowest or highest) in Note 7 to the December 31, 2015 financial statements was presented as 0.00%. The correct ratios are shown in the table above. These misstatements had no impact on the subaccount’s statements of net assets, operations or changes in net assets. The misstatements are not considered material to the previously issued financial statements.

(4)
In the December 31, 2015 financial statements, the highest total return for this subaccount was misstated. The highest total return in Note 7 to the December 31, 2015 financial statements was presented as -1.19%. The correct ratio is shown in the table above. This misstatement had no impact on the subaccount’s statements of net assets, operations or changes in net assets. The misstatement is not considered material to the previously issued financial statements.

(5)
In the December 31, 2015 financial statements, the subaccounts below revised certain unit value or expense ratio (lowest or highest) disclosure due to error. The unit value/expense ratio (lowest or highest) presented in the previously filed December 31, 2015 financial statements was presented as shown below, which represent products within the subaccount that had no units outstanding during the reporting period. The correct amounts are disclosed in the table above. These misstatements had no impact on the subaccount’s statements of net assets, operations or changes in net assets. The misstatements are not considered material to the previously issued financial statements.

As originally filed:
Fund	Janus Aspen Overseas Portfolio (Service Shares)	M Large Cap Value Fund	AST T. Rowe Price Natural Resources Portfolio	Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S)	AST Small-Cap Growth Opportunities Portfolio
Unit value (lowest)		$10.21449	$9.74897		$9.58685
Unit value (highest)	$10.29152			$16.42308
Expense ratio (lowest)				0.00%
Expense ratio (highest)	0.25%	0.25%	0.25%		0.25%

Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

The expense ratio represents the annualized Contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense charges. These fees range from an effective annual rate of up to 0.45% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%. In addition, CVUL1 and CVUL2 contracts also deduct a $2 premium processing charge for each premium paid.

The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

A100

Note 7:	Financial Highlights (continued)

•	The Account charges from $0.01 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•
The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for Protector based contracts (VULP, VULP14, VULP15, and MPVULP), where the fees range from $0 to $54.56 per $1,000 of Basic Insurance Amount.

•	The charge for withdrawals ranges from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount except for MPVULP where the fee is $25.

•	The Account charges monthly administrative fees that range from $3 to $30 per Contract plus $0 to $8.21 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

•	The Account also charges up to $25 per change to the basic insurance amount.

Note 8:	Other

Contract owner net payments—represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Policy loans—represent amounts borrowed by contract owners using the Contract as the security for the loan.

Policy loan repayments and interest—represent payments made by contract owners to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts.

Other charges—are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

A101

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, for each of the subaccounts of Pruco Life Variable Universal Account indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Variable Universal Account as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

Prudential Government Money Market Portfolio (formerly Prudential Money Market Portfolio) (1)	M Large Cap Growth Fund (1)
Prudential Diversified Bond Portfolio (1)	M Capital Appreciation Fund (1)
Prudential Equity Portfolio (Class I) (1)	M International Equity Fund (1)
Prudential Flexible Managed Portfolio (1)	M Large Cap Value Fund (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Asia 30 (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Basic Materials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Bear (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Biotechnology (1)
Prudential Stock Index Portfolio (1)	ProFund VP UltraBull (1)
Prudential Global Portfolio (1)	ProFund VP Consumer Services (1)
Prudential Government Income Portfolio (1)	ProFund VP Oil & Gas (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Europe 30 (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Financials (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Health Care (1)
Janus Aspen Janus Portfolio (Institutional Shares) (1)	ProFund VP Japan (1)
MFS Growth Series (Initial Class) (1)	ProFund VP Mid-Cap Growth (1)
American Century VP Value Fund (Class I) (1)	ProFund VP Mid-Cap Value (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	ProFund VP Government Money Market (formerly ProFund VP Money Market) (1)
American Century VP Income & Growth Fund (Class I) (1)	ProFund VP NASDAQ-100 (1)
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares) (1)	ProFund VP Pharmaceuticals (1)
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares) (1)	ProFund VP Precious Metals (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	ProFund VP Short NASDAQ-100 (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class) (1)	ProFund VP Short Small-Cap (1)
Invesco V.I. Managed Volatility Fund (Series I) (1)	ProFund VP Small-Cap (1)
Invesco V.I. Technology Fund (Series I) (1)	ProFund VP Small-Cap Growth (1)
Janus Aspen Enterprise Portfolio (Service Shares) (1)	ProFund VP Technology (1)
Janus Aspen Balanced Portfolio (Service Shares) (1)	ProFund VP Telecommunications (1)
Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares) (1)	AST Advanced Strategies Portfolio (1)
ProFund VP U.S. Government Plus (1)	AST Schroders Global Tactical Portfolio (1)
ProFund VP UltraMid-Cap (1)	AST RCM World Trends Portfolio (1)
ProFund VP UltraNASDAQ-100 (1)	AST BlackRock Global Strategies Portfolio (1)

A102

ProFund VP UltraSmall-Cap (1)	TOPS Aggressive Growth ETF Portfolio (Class 2) (1)
ProFund VP Bull (1)	TOPS Balanced ETF Portfolio (Class 2) (1)
ProFund VP Utilities (1)	TOPS Conservative ETF Portfolio (Class 2) (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	TOPS Growth ETF Portfolio (Class 2) (1)
AST Cohen & Steers Realty Portfolio (1)	TOPS Moderate Growth ETF Portfolio (Class 2) (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	TOPS Managed Risk Balanced ETF Portfolio (Class 2) (1)
AST Value Equity Portfolio (formerly AST Herndon Large-Cap Value Portfolio) (1)	TOPS Managed Risk Growth ETF Portfolio (Class 2) (1)
AST Small-Cap Value Portfolio (1)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2) (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	American Funds IS Growth Fund (Class 2) (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio) (1)	American Funds IS Growth-Income Fund (Class 2) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	American Funds IS International Fund (Class 2) (1)
AST MFS Growth Portfolio (1)	Fidelity VIP Contrafund Portfolio (Service Class 2) (1)
AST Small-Cap Growth Portfolio (1)	Fidelity VIP MidCap Portfolio (Service Class 2) (1)
AST BlackRock Low Duration Bond Portfolio (1)	Franklin Income VIP Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Franklin Mutual Shares VIP Fund (Class 2) (1)
AST MFS Global Equity Portfolio (1)	Templeton Growth VIP Fund (Class 2) (1)
AST J.P. Morgan International Equity Portfolio (1)	Hartford Capital Appreciation HLS Fund (Class IB) (1)
AST Templeton Global Bond Portfolio (1)	Hartford Disciplined Equity HLS Fund (Class IB) (1)
Neuberger Berman Advisers' Management Trust Socially Responsive Portfolio (Class S) (1)	Hartford Dividend and Growth HLS Fund (Class IB) (1)
American Century VP Mid Cap Value Fund (Class I) (1)	Hartford Growth Opportunities HLS Fund (Class IB) (1)
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1) (1)	MFS Total Return Bond Series (Initial Class) (1)
The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares) (1)	MFS Value Series (Initial Class) (1)
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares) (1)	Invesco V.I. Growth and Income Fund (Series I) (1)
MFS Utilities Series (Initial Class) (1)	Fidelity VIP Index 500 Portfolio (Service Class 2) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Small-Cap Growth Opportunities Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST International Value Portfolio (2)
AST Balanced Asset Allocation Portfolio (1)	ProFund VP Banks (1)
AST Preservation Asset Allocation Portfolio (1)	ProFund VP Rising Rates Opportunity (1)
AST FI Pyramis Quantitative Portfolio (1)	ProFund VP Industrials (1)
AST Prudential Growth Allocation Portfolio (1)	ProFund VP Consumer Goods Portfolio (1)
Janus Aspen Janus Portfolio (Service Shares) (1)	ProFund VP Internet (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	ProFund VP Semiconductor (1)
Janus Aspen Overseas Portfolio (Service Shares) (1)	ProFund VP Small-Cap Value (1)
Prudential SP International Growth Portfolio (Class I) (1)
(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015

(2) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period April 24, 2015 (commencement of operations) through December 31, 2015

/s/ PricewaterhouseCoopers LLP
New York, New York
April 6, 2017

A103

PRUCO LIFE INSURANCE COMPANY

Management’s Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2016, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.

March 23, 2017

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2016 and December 31, 2015 (in thousands, except share amounts)

	December 31, 2016	December 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2016 – $5,552,911; 2015 – $6,775,806)	$5,617,549	$6,840,932
Equity securities, available-for-sale, at fair value (cost: 2016 – $16,390; 2015 – $54,609)	16,756	51,973
Trading account assets, at fair value	35,328	64,612
Policy loans	1,166,456	1,143,303
Short-term investments	36,657	54,806
Commercial mortgage and other loans	1,150,381	1,658,235
Other long-term investments	344,463	379,237
Total investments	8,367,590	10,193,098
Cash and cash equivalents	96,157	370,286
Deferred policy acquisition costs	1,341,093	5,129,931
Accrued investment income	87,322	100,031
Reinsurance recoverables	28,674,226	22,691,491
Receivables from parent and affiliates	213,952	228,253
Deferred sales inducements	0	684,844
Other assets	279,222	59,578
Separate account assets	116,606,428	109,350,121
TOTAL ASSETS	$155,665,990	$148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$18,894,893	$17,204,824
Future policy benefits	16,503,260	15,198,755
Securities sold under agreements to repurchase	68,904	0
Cash collateral for loaned securities	74,976	40,416
Income taxes	97,400	138,639
Short-term debt to affiliates	0	180,000
Long-term debt to affiliates	0	1,204,000
Payables to parent and affiliates	73,628	72,791
Other liabilities	849,698	935,662
Separate account liabilities	116,606,428	109,350,121
TOTAL LIABILITIES	153,169,187	144,325,208
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	986,062	779,973
Retained earnings	1,437,266	3,635,147
Accumulated other comprehensive income	70,975	64,805
TOTAL EQUITY	2,496,803	4,482,425
TOTAL LIABILITIES AND EQUITY	$155,665,990	$148,807,633
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2016, 2015, and 2014 (in thousands)

	2016	2015	2014
REVENUES
Premiums	$(825,942)	$77,634	$66,206
Policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income	375,950	416,587	404,018
Asset administration fees	84,443	362,321	377,127
Other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(18,020)	(1,514)	(483)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	343	51	356
Other realized investment gains (losses), net	776,126	(207,075)	114,194
Total realized investment gains (losses), net	758,449	(208,538)	114,067
TOTAL REVENUES	1,211,202	2,859,906	3,090,284
BENEFITS AND EXPENSES
Policyholders’ benefits	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Amortization of deferred policy acquisition costs	628,101	659,169	431,812
General, administrative and other expenses	220,733	1,030,014	1,019,723
TOTAL BENEFITS AND EXPENSES	889,854	2,362,544	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	321,348	497,362	916,737
Total income tax expense (benefit)	(73,869)	(10,641)	137,069
NET INCOME (LOSS)	$395,217	$508,003	$779,668
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(8)	(507)	(723)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	74,040	(164,799)	207,134
Reclassification adjustment for (gains) losses included in net income	(64,540)	(9,902)	(18,649)
Net unrealized investment gains (losses)	9,500	(174,701)	188,485
Other comprehensive income (loss), before tax	9,492	(175,208)	187,762
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	(3)	(177)	(253)
Net unrealized investment gains (losses)	3,325	(61,145)	65,970
Total	3,322	(61,322)	65,717
Other comprehensive income (loss), net of tax	6,170	(113,886)	122,045
COMPREHENSIVE INCOME (LOSS)	$401,387	$394,117	$901,713
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2013	$2,500	$804,237	$3,525,476	$56,646	$4,388,859
Contributed capital		0
Dividend to parent			(748,000)		(748,000)
Contributed (distributed) capital-parent/child asset transfers		(12,084)			(12,084)
Comprehensive income:
Net income (loss)			779,668		779,668
Other comprehensive income (loss), net of tax				122,045	122,045
Total comprehensive income (loss)					901,713
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$395,217	$508,003	$779,668
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	113,501	(8,770)	(72,375)
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Realized investment (gains) losses, net	(758,449)	208,538	(114,067)
Amortization and other non-cash items	(70,104)	(68,070)	(62,723)
Change in:
Future policy benefits	1,816,665	1,534,228	1,440,542
Reinsurance recoverables	(1,764,242)	(1,559,165)	(1,330,796)
Accrued investment income	12,709	(9,525)	(2,174)
Net payables to/receivables from parent and affiliates	(9,851)	20,299	18,037
Deferred policy acquisition costs	311,273	43,168	(194,907)
Income taxes	(45,147)	(36,879)	65,900
Derivatives, net	(198,861)	60,517	155,556
Other, net	(110,850)	76,374	26,716
Cash flows from (used in) operating activities	(6,919)	1,142,929	1,077,692
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,371,000	813,721	907,665
Short-term investments	260,027	823,112	409,804
Policy loans	137,778	135,449	121,644
Ceded policy loans	(8,989)	(9,129)	(9,753)
Commercial mortgage and other loans	209,263	219,379	113,073
Other long-term investments	12,479	15,633	5,361
Equity securities, available-for-sale	34,618	5,760	17,854
Trading account assets	1,595	1,500	1,375
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,465,763)	(1,719,015)	(1,340,010)
Short-term investments	(241,827)	(755,145)	(514,524)
Policy loans	(120,628)	(110,165)	(114,037)
Ceded policy loans	18,054	13,850	10,960
Commercial mortgage and other loans	(312,898)	(196,538)	(320,155)
Other long-term investments	(32,307)	(49,004)	(47,096)
Equity securities, available-for-sale	(5,000)	(31,063)	(45,101)
Trading account assets	0	(19,001)	(32,060)
Notes receivable from parent and affiliates, net	20,463	35,350	(7,831)
Derivatives, net	20,954	(12,164)	(11,329)
Other, net	(261)	(584)	616
Cash flows from (used in) investing activities	(1,101,442)	(838,054)	(853,544)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,289,697	3,839,784	2,966,388
Ceded policyholders’ account deposits	(2,430,570)	(1,109,311)	(672,242)
Policyholders’ account withdrawals	(2,505,219)	(2,134,373)	(1,730,977)
Ceded policyholders’ account withdrawals	1,072,151	50,016	46,690
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	103,463	(25,002)	(19,449)
Dividend to parent	0	(430,000)	(748,000)

Contributed capital	405,321	0	0
Contributed (distributed) capital - parent/child asset transfers	1,676	(18,739)	(17,306)
Net change in financing arrangements (maturities 90 days or less)	0	0	(2,900)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	412,000	418,000
Repayments of debt (maturities longer than 90 days)	(125,000)	(739,000)	(571,000)
Drafts outstanding	22,713	5,084	14,357
Cash flows from (used in) financing activities	834,232	(149,541)	(316,439)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(274,129)	155,334	(92,291)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	370,286	214,952	307,243
CASH AND CASH EQUIVALENTS, END OF YEAR	$96,157	$370,286	$214,952
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid/(received)	$(28,772)	$26,237	$129,430
Interest paid	$16,263	$53,122	$62,664

Significant Non-Cash Transactions

Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.

Cash flows from investing activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available-for-sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Prudential Universal Reinsurance Company (“PURC”), an affiliate.

Cash flows from investing activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available-for-sale related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between the Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and between the Pruco Life Insurance Company and PURC.

See Note 12 to the Consolidated Financial Statements for more information on the reinsurance transactions mentioned above.

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only

Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508

Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.

As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.

The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal matters.

Out of Period Adjustments

As previously disclosed in its Annual Report on Form 10-K for the year ended December 31, 2015, during 2015, the Company recorded out of period adjustments resulting in a net decrease of $32 million to "Income (loss) from operations before income taxes" for the year ended December 31, 2015. These adjustments primarily relate to reserve, DAC and related amortization impacts for certain variable annuities products with optional living benefit guarantees. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any previously reported quarterly or annual financial statements.

Revision to Prior Period Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments

The Company’s principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).

Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income.”

Equity securities, available-for-sale, at fair value is comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.

Commercial mortgage and other loans consists of commercial mortgage loans, agricultural property loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.

Deferred Sales Inducements

The Company offers various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these affiliated arrangements see Note 12.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities and real estate related investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”.

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, deferred gain on reinsurance with affiliates and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company’s liability for future policy benefits includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Securities repurchase and resale agreements and securities loaned transactions

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold.

Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms and large banks. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income”; however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Asset Administration Fees

The Company receives asset administration fee income on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.

Recent Accounting Pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.

The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

There have been no ASU adopted during the current year ended December 31, 2016.

ASU issued but not yet adopted as of the reporting date December 31, 2016

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments are explicitly scoped out of the standard.

January 1, 2018 using one of two retrospective application methods (early adoption permitted beginning January 1, 2017).
                                           The Company plans to adopt the standard on January 1, 2018 using the modified retrospective application.

Given that insurance contracts and financial instruments are explicitly scoped out of the standard, the Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method. The amendments are to be applied prospectively as they relate to equity investments without readily determinable fair value.
The Company’s equity investments, except for those accounted for using the equity method, will generally be carried on the Consolidated Statements of Financial Position at fair value with changes in fair value reported in current earnings. The Company is continuing to assess additional impacts of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

ASU 2016-02, Leases (Topic 842)
This ASU ensures that assets and liabilities from all outstanding lease contracts are recognized on the balance sheet (with limited exception). The ASU substantially changes a Lessee’s accounting for leases and requires the recording on balance sheet of a right-of-use asset and liability to make lease payments for most leases. A Lessee will continue to recognize expense in its income statement in a manner similar to the requirements under the current lease accounting standard. For Lessors, the standard modifies classification criteria and accounting for sales-type and direct financing leases and requires a Lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a Lessee and record a lease receivable and residual asset (receivable and residual approach). The standard also eliminates the real estate specific provisions of the current standard (i.e., sale-leaseback).
		January 1, 2019 using the modified retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method, however prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements

3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $8 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$87,107	$7,170	$228	$94,049	$0
Obligations of U.S. states and their political subdivisions	602,508	24,219	1,958	624,769	0
Foreign government bonds	70,107	3,094	2,791	70,410	0
Public utilities	790,038	30,862	18,402	802,498	0
Redeemable preferred stock	5,316	1,530	145	6,701	0
All other U.S. public corporate securities	2,138,358	81,905	61,142	2,159,121	(217)
All other U.S. private corporate securities	1,085,345	26,299	13,963	1,097,681	0
All other foreign public corporate securities	270,063	8,230	6,508	271,785	0
All other foreign private corporate securities	784,283	9,933	42,528	751,688	0
Asset-backed securities(1)	431,578	6,203	2,650	435,131	(3,056)
Commercial mortgage-backed securities	396,160	10,614	2,429	404,345	0
Residential mortgage-backed securities(2)	114,943	7,876	65	122,754	(690)
Total fixed maturities, available-for-sale	$6,775,806	$217,935	$152,809	$6,840,932	$(3,963)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$54,543	$256	$3,030	$51,769
Public utilities	66	2	29	39
Industrial, miscellaneous & other	0	165	0	165
Total equity securities, available-for-sale	$54,609	$423	$3,059	$51,973

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $9 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables show the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2016
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,985	$228	$0	$0	$5,985	$228
Obligations of U.S. states and their political subdivisions	77,756	1,958	0	0	77,756	1,958
Foreign government bonds	44,854	1,940	1,813	851	46,667	2,791
Public utilities	323,086	13,151	26,094	5,251	349,180	18,402
Redeemable preferred stock	0	145	0	0	0	145
All other U.S. public corporate securities	802,158	49,343	61,110	11,799	863,268	61,142
All other U.S. private corporate securities	323,218	12,476	17,103	1,487	340,321	13,963
All other foreign public corporate securities	121,662	5,098	6,079	1,410	127,741	6,508
All other foreign private corporate securities	284,191	14,089	154,791	28,439	438,982	42,528
Asset-backed securities	249,084	1,565	93,675	1,085	342,759	2,650
Commercial mortgage-backed securities	129,765	2,350	4,221	79	133,986	2,429
Residential mortgage-backed securities	18,435	59	1,519	6	19,954	65
Total fixed maturities, available-for-sale	$2,380,194	$102,402	$366,405	$50,407	$2,746,599	$152,809
Equity securities, available-for-sale	$35,869	$2,339	$9,281	$720	$45,150	$3,059

The gross unrealized losses on fixed maturity securities at December 31, 2016 and 2015, were composed of $93.3 million and $133.6 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $9.2 million and $19.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2016, the $33.8 million of gross unrealized losses of twelve months or more was concentrated in the energy, finance and utility sectors of the Company’s corporate securities. At December 31, 2015, the $50.4 million of gross unrealized losses of twelve months or more was concentrated in the energy, consumer non-cyclical, utility and finance sectors of the Company’s corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at December 31, 2016 or 2015. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses were primarily attributable to interest rate increases. At December 31, 2016, the Company did not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

At December 31, 2016, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, all of which had been in that position for more than twelve months. At December 31, 2015, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, none of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2016 or 2015.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2016, were as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$222,580	$220,785
Due after one year through five years	695,311	713,491
Due after five years through ten years	950,127	941,499
Due after ten years	3,037,621	3,086,899
Asset-backed securities	184,414	189,016
Commercial mortgage-backed securities	382,717	382,671
Residential mortgage-backed securities	80,141	83,188
Total fixed maturities, available-for-sale	$5,552,911	$5,617,549

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities for the years indicated:

	2016	2015	2014
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$833,562	$171,589	$245,618
Proceeds from maturities/repayments(1)	495,969	642,503	656,249
Gross investment gains from sales, prepayments and maturities	94,262	12,496	20,394
Gross investment losses from sales and maturities	(10,475)	(1,528)	(2,704)
Equity securities, available-for-sale:
Proceeds from sales(2)	$34,618	$5,732	$17,873
Gross investment gains from sales	363	400	1,085
Gross investment losses from sales	(1,933)	0	0
Fixed maturity and equity security impairments:
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings(3)	$(17,677)	$(1,463)	$(127)
Writedowns for impairments on equity securities	0	(3)	0

(1)	Includes $(1.5) million, $0.4 million and $(5.8) million of non-cash related proceeds for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
Includes $(0.0) million and $0.0 million of non-cash related proceeds for the years ended December 31, 2015 and 2014. There were no non-cash related proceeds included for the year ended December 31, 2016.

(3)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in OCI. For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

	Year Ended December 31,
	2016	2015
	(in thousands)
Balance, beginning of period	$7,041	$8,729
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,294)	(1,719)
Credit loss impairments recognized in the current period on securities not previously impaired	522	0
Additional credit loss impairments recognized in the current period on securities previously impaired	6	71
Increases due to the passage of time on previously recorded credit losses	242	213
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(339)	(253)
Assets transferred to parent and affiliates	(658)	0
Balance, end of period	$5,520	$7,041

Trading Account Assets

The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities	$23,555	$19,558	$50,565	$46,364
Equity securities	11,929	15,770	14,761	18,248
Total trading account assets	$35,484	$35,328	$65,326	$64,612

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $0.6 million, $(3.4) million and $(0.7) million during the years ended December 31, 2016, 2015 and 2014, respectively.

Commercial Mortgage and Other Loans

The Company’s commercial mortgage and other loans were comprised as follows, as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Retail	$243,225	21.1%	$440,767	26.7%
Apartments/Multi-Family	318,667	27.7	445,379	27.0
Industrial	185,682	16.1	254,884	15.4
Office	161,980	14.1	226,332	13.6
Other	124,465	10.8	92,581	5.6
Hospitality	54,597	4.7	85,910	5.2
Total commercial mortgage loans	1,088,616	94.5	1,545,853	93.5
Agricultural property loans	63,323	5.5	106,623	6.5
Total commercial mortgage and agricultural property loans by property type	1,151,939	100.0%	1,652,476	100.0%
Valuation allowance	(1,558)		(2,651)
Total net commercial mortgage and agricultural property loans by property type	1,150,381		1,649,825
Other loans:
Uncollateralized loans	0		8,410
Valuation allowance	0		0
Total net other loans	0		8,410
Total commercial mortgage and other loans	$1,150,381		$1,658,235

The commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (23%), Texas (15%), and Illinois (7%)) and included loans secured by properties in Australia and Europe at December 31, 2016.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, was as follows:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$2,587	$64	$0	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	0	(1,093)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$4,071	$83	$0	$4,154
Addition to (release of) allowance for losses	(1,484)	(19)	0	(1,503)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	1,513	45	0	1,558
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558
Recorded Investment(1):
Individually evaluated for impairment	$2,528	$0	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	0	1,149,411
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,088,616	$63,323	$0	$1,151,939

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	2,587	64	0	2,651
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651
Recorded Investment(1):
Individually evaluated for impairment	$0	$287	$0	$287
Collectively evaluated for impairment	1,545,853	106,336	8,410	1,660,599
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,545,853	$106,623	$8,410	$1,660,886

(1)	Recorded investment reflects the carrying value gross of related allowance.

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	Debt Service Coverage Ratio - December 31, 2016
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939

	Debt Service Coverage Ratio - December 31, 2015
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$1,004,751	$35,579	$6,762	$1,047,092
60%-69.99%	378,799	4,969	4,016	387,784
70%-79.99%	197,208	12,471	0	209,679
80% or greater	0	2,938	4,983	7,921
Total commercial mortgage and agricultural property loans	$1,580,758	$55,957	$15,761	$1,652,476

The following tables provide an aging of past due commercial mortgage and other loans as of the dates indicated, based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status as of the dates indicated:

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Other loans	0	0	0	0	0	0
Total commercial mortgage and other loans	$1,151,939	$0	$0	$0	$1,151,939	$0

	December 31, 2015
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,545,853	$0	$0	$0	$1,545,853	$0
Agricultural property loans	106,336	287	0	0	106,623	0
Other loans	8,410	0	0	0	8,410	0
Total commercial mortgage and other loans	$1,660,599	$287	$0	$0	$1,660,886	$0

(1)	There were no loans accruing interest

See Note 2 for further discussion regarding non-accrual status loans.

For the years ended December 31, 2016 and 2015, there were no commercial mortgage or other loans acquired, other than those through direct origination, nor were there any commercial mortgage or other loans sold. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties. See Note 1 for additional information.

The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2016 and 2015, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the 12 months preceding. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated:

	2016	2015
	(in thousands)
Company's investment in separate accounts	$34,088	$28,567
Joint ventures and limited partnerships:
Private equity	139,493	140,310
Hedge funds	81,104	130,575
Real estate-related	11,912	9,685
Total joint ventures and limited partnerships	232,509	280,570
Derivatives	77,866	70,100
Total other long-term investments	$344,463	$379,237

As of both December 31, 2016 and 2015, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth net investment income by asset class for the years ended December 31:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale	$242,351	$269,073	$262,532
Equity securities, available-for-sale	1	2	2
Trading account assets	2,051	2,800	1,018
Commercial mortgage and other loans	58,940	86,354	81,848
Policy loans	62,735	62,304	60,847
Short-term investments and cash equivalents	1,767	1,042	528
Other long-term investments	29,512	17,739	16,962
Gross investment income	397,357	439,314	423,737
Less: investment expenses	(21,407)	(22,727)	(19,719)
Net investment income	$375,950	$416,587	$404,018

The carrying value of non-income producing assets included $0.6 million in fixed maturities as of December 31, 2016. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2016.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2016	2015	2014
	(in thousands)
Fixed maturities	$66,110	$9,505	$17,563
Equity securities	(1,570)	397	1,085
Commercial mortgage and other loans	29,584	1,503	4,644
Joint ventures and limited partnerships	(229)	320	210
Derivatives(1)	664,533	(220,292)	90,556
Short-term investments and cash	21	29	9
Realized investment gains (losses), net	$758,449	$(208,538)	$114,067

(1)	Includes the offset of hedged items in qualifying effective hedge relationships prior to maturity or termination.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of December 31 for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$4,883	$5,196	$5,333
Fixed maturity securities, available-for-sale—all other	59,755	59,930	322,358
Equity securities, available-for-sale	366	(2,636)	619
Derivatives designated as cash flow hedges(1)	40,931	48,271	11,585
Other investments	6,497	6,272	10,015
Net unrealized gains (losses) on investments	$112,432	$117,033	$349,910

(1)	See Note 10 for more information on cash flow hedges.

Securities Lending and Repurchase Agreements

In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2016, the Company had $74.8 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $68.0 million in corporate securities and $6.8 million in foreign government bonds, all of which had a remaining contractual maturity that was overnight and continuous. As of December 31, 2016, the Company had $68.9 million of repurchase transactions, all of which were U.S. Treasuries and had remaining contractual maturities that were overnight and continuous. As of December 31, 2015, the Company had $40.3 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $33.3 million in corporate securities and $7.0 million in foreign government bonds. Of the $40.3 million of securities lending transactions, $38.0 million had remaining contractual maturities that were overnight and continuous, while the other $2.3 million had remaining contractual maturities of up to thirty days. As of December 31, 2015, the Company had no repurchase transactions.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. As of December 31 for the years indicated in the table below, the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral as reported in the Consolidated Statements of Financial Position included the following:

	2016	2015
	(in thousands)
Pledged Collateral:
Fixed maturity securities, available-for-sale	$140,810	$38,421
Total securities pledged	$140,810	$38,421
Liabilities Supported by Pledged Collateral:
Cash collateral for loaned securities	$74,976	$40,416
Securities sold under agreements to repurchase	68,904	0
Total liabilities supported by pledged collateral	$143,880	$40,416

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. The fair value of this collateral was $58.4 million and $156.0 million at December 31, 2016 and 2015, respectively, none of which had either been sold or repledged.

As of December 31, 2016, fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2015, fixed maturities of $3.9 million were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Balance, beginning of year	$5,129,931	$5,081,938	$5,045,025
Capitalization of commissions, sales and issue expenses	316,828	616,002	626,718
Amortization-Impact of assumption and experience unlocking and true-ups	130,652	112,039	276,743
Amortization-All other	(758,753)	(771,208)	(708,555)
Change in unrealized investment gains and losses	(28,723)	91,160	(67,056)
Other(1)	(3,448,842)	0	(90,937)
Balance, end of year	$1,341,093	$5,129,931	$5,081,938

(1)	Represents ceded DAC upon reinsurance agreements with PALAC and Prudential Insurance in 2016 and PURC in 2014. See Note 1 and Note 12 for additional information.

Prior period amounts in the table above have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

5. POLICYHOLDERS’ LIABILITIES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

Future Policy Benefits

Future policy benefits at December 31 were as follows:

	2016	2015
	(in thousands)
Life insurance – domestic	$9,643,227	$8,277,233
Life insurance – Taiwan	1,240,353	1,163,999
Individual and group annuities and supplementary contracts	548,064	519,462
Other contract liabilities	5,071,616	5,238,061
Total future policy benefits	$16,503,260	$15,198,755

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.8% of the reserves based on an interest rate in excess of 8.0%.

The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.4% to 4.1%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

Policyholders’ Account Balances

Policyholders’ account balances at December 31 were as follows:

	2016	2015
	(in thousands)
Interest-sensitive life contracts	$14,593,376	$13,344,332
Individual annuities	2,861,882	2,549,289
Guaranteed interest accounts	310,321	363,332
Other	1,129,314	947,871
Total policyholders’ account balances	$18,894,893	$17,204,824

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.3% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.

6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2016 and 2015, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2016		December 31, 2015
	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)	In the Event of Death	At Annuitization/ Accumulation(1)
	(in thousands)
Variable Annuity Contracts
Return of net deposits
Account value	$85,056,405	N/A	$79,034,807	N/A
Net amount at risk	$178,806	N/A	$385,773	N/A
Average attained age of contractholders	64 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$20,091,528	$95,908,923	$20,113,504	$89,935,139
Net amount at risk	$2,039,249	$2,875,524	$2,349,232	$2,633,207
Average attained age of contractholders	68 years	65 years	68 years	64 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits as described herein

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2016	December 31, 2015

	In the Event of Death(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees(1)
Separate account value	$3,125,804	$2,907,924
General account value	$6,234,678	$5,449,616
Net amount at risk	$119,838,053	$103,714,953
Average attained age of contractholders	55 years	54 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PARU.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Equity funds	$59,482,605	$59,671,583
Bond funds	36,221,736	33,045,700
Money market funds	6,557,987	3,808,758
Total(1)	$102,262,328	$96,526,041

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the above mentioned amounts invested in separate account investment options, $2.9 billion and $2.6 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2016, 2015 and 2014 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum income and withdrawal benefits (“GMIWB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life(2)	Variable Annuity
	(in thousands)
Balance as of December 31, 2013	$207,854	$1,834,290	$22,454	$(348,400)	$1,716,198
Incurred guarantee benefits(1)	131,594	822,167	17,905	5,342,010	6,313,676
Paid guarantee benefits	(22,079)	(18,192)	(853)	0	(41,124)
Changes in unrealized investment gains and losses(3)	3,848	283,668	175	0	287,691
Balance as of December 31, 2014	321,217	2,921,933	39,681	4,993,610	8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses(3)	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

(2)	Includes revision for prior year information related to certain GMDB life products. See Note 16 for additional information.

(3)	Prior period amounts are presented on a basis consistent with the current period presentation.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which includes an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Liabilities for guaranteed benefits for GMAB, GMWB and GMIWB features include amounts ceded to affiliates. See Note 12 for amounts recoverable from reinsurers relating to the ceding of certain embedded derivative liabilities associated with these guaranteed benefits, which are not reflected in the tables above.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Consolidated Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2013	$989,889
Capitalization	9,112
Amortization-Impact of assumption and experience unlocking and true-ups	34,420
Amortization-All other	(194,673)
Change in unrealized investment gains (losses)	(1,957)
Balance as of December 31, 2014	836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income for the Company, including its subsidiary PLNJ, amounted to $578 million, $593 million and $169 million for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,250 million and $2,796 million at December 31, 2016 and 2015, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $125 million in 2017 without prior approval. The Company paid dividends to Prudential Insurance of $2,593 million, $430 million and $748 million in 2016, 2015 and 2014, respectively.

8. INCOME TAXES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(99,443)	$105,992	$112,742
State and local	49	129	0
Total	(99,394)	106,121	112,742
Deferred tax expense (benefit):
U.S. Federal	25,525	(116,762)	24,327
Total	25,525	(116,762)	24,327
Total income tax expense (benefit) from operations	(73,869)	(10,641)	137,069
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	3,322	(61,322)	65,717
Additional paid-in capital	587	(6,560)	(6,507)
Total income tax expense (benefit)	$(69,960)	$(78,523)	$196,279

In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits (“Hedging IDD”). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company applies this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014, the Company's 2014 U.S. current tax expense includes a tax benefit of $15 million and a corresponding reduction of deferred tax assets.

The Company’s actual income tax expense (benefit) for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2016	2015	2014
	(in thousands)
Expected federal income tax expense	$112,472	$174,077	$320,866
Non-taxable investment income	(146,324)	(161,407)	(152,844)
Tax credits	(30,916)	(24,232)	(32,881)
Domestic production activities deduction, net	(9,488)	0	0
Other	387	921	1,928
Total income tax expense (benefit) from operations	$(73,869)	$(10,641)	$137,069

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above, and as a result, is a major reason for the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2015 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. Additionally, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2016	2015
	(in thousands)
Deferred tax assets
Insurance reserves	$148,115	$1,668,038
Other	1,966	1,442
Deferred tax assets	150,081	1,669,480
Deferred tax liabilities
Deferred policy acquisition costs	45,405	1,398,775
Deferred sales inducements	0	239,695
Net unrealized gains on securities	24,949	23,991
Investments	171,303	69,163
Deferred tax liabilities	241,657	1,731,624
Net deferred tax asset (liability)	$(91,576)	$(62,144)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2016 and 2015. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $321 million, $497 million and $917 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company’s unrecognized tax benefits for the years ended December 31 are as follows:

	2016	2015	2014
	(in thousands)
Balance at January 1,	$0	$0	$0
Increases in unrecognized tax benefits-prior years	4,744	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	4,744	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$9,488	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$9,488	$0	$0

The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).

At December 31, 2016, the Company remains subject to examination in the U.S. for tax years 2009 through 2015.

The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.

Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(5)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(5)	0	302	0	0	302
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

	As of December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$94,049	$0	$0	$94,049
Obligations of U.S. states and their political subdivisions	0	624,769	0	0	624,769
Foreign government bonds	0	70,410	0	0	70,410
U.S. corporate public securities	0	2,635,551	55,003	0	2,690,554
U.S. corporate private securities	0	1,322,213	22,716	0	1,344,929
Foreign corporate public securities	0	275,349	0	0	275,349
Foreign corporate private securities	0	760,869	17,773	0	778,642
Asset-backed securities(5)	0	261,784	173,347	0	435,131
Commercial mortgage-backed securities	0	404,345	0	0	404,345
Residential mortgage-backed securities	0	122,754	0	0	122,754
Subtotal	0	6,572,093	268,839	0	6,840,932
Trading account assets:
Corporate securities	0	44,374	0	0	44,374
Asset-backed securities(5)	0	1,990	0	0	1,990
Equity securities	0	0	18,248	0	18,248
Subtotal	0	46,364	18,248	0	64,612
Equity securities, available-for-sale	39	51,769	165	0	51,973
Short-term investments	18,713	36,093	0	0	54,806
Cash equivalents	50,998	143,927	0	0	194,925
Other long-term investments(4)	0	297,394	5,704	(230,554)	72,544
Reinsurance recoverables	0	0	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	157,625	5,000	0	162,625
Subtotal excluding separate account assets	69,750	7,305,265	5,237,967	(230,554)	12,382,428
Separate account assets(2)(4)	0	108,967,162	0	0	108,967,162
Total assets	$69,750	$116,272,427	$5,237,967	$(230,554)	$121,349,590
Future policy benefits(3)	0	0	$5,205,434	0	$5,205,434
Policyholders' account balances	0	0	0	0	0
Payables to parent and affiliates	0	32,849	0	(32,849)	0
Total liabilities	$0	$32,849	$5,205,434	$(32,849)	$5,205,434

(1)
“Netting” amounts represent cash collateral of $0.2 million and $198 million as of December 31, 2016 and 2015, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position. As of December 31, 2015, the net embedded derivative liability position of $5,205 million includes $655 million of embedded derivatives in an asset position and $5,860 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2016 and 2015, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of fixed maturities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.9 million and $1 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs. and these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities and mutual funds for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirements to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain separate account investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of separate account assets excluded from the fair value hierarchy, which include investments in real estate and other invested assets, were $566 million and $383 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in “Reinsurance recoverables”. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual contractholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the contractholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Policyholders' account balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.

Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

	As of December 31, 2016
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$45,715	$56,841	$102,556
Asset-backed securities(4)	55	19,801	19,856
Equity securities	3,014	12,831	15,845
Other long-term investments	0	0	0
Reinsurance recoverables	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	6,493	6,493
Total assets	$5,523,047	$95,966	$5,619,013
Future policy benefits	$5,041,007	$0	$5,041,007
Policyholders' account balances	20,337	0	20,337
Total liabilities	$5,061,344	$0	$5,061,344

	As of December 31, 2015(5)
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$40,492	$55,000	$95,492
Asset-backed securities(4)	158	173,189	173,347
Equity securities	165	18,248	18,413
Other long-term investments	3,260	2,444	5,704
Reinsurance recoverables	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	5,000	5,000
Total assets	$4,984,086	$253,881	$5,237,967
Future policy benefits	$5,205,434	$0	$5,205,434
Policyholders' account balances	0	0	0
Total liabilities	$5,205,434	$0	$5,205,434

(1)
Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.

(2)    Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.
(3)     Includes assets classified as fixed maturities available-for-sale.
(4)    Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(5)    Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

	As of December 31, 2015
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$40,492	Discounted cash flow	Discount rate	5.76%		17.95%		8.35%		Decrease
		Market comparables	EBITDA multiples(2)	5.0	X	5.0	X	5.0	X	Increase
Reinsurance recoverables - Living Benefits	$4,600,193	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$339,818	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Mortality rate(5)	0%		20%				Decrease
			Premium payment(13)	1.00	X	3.75	X			Decrease
Liabilities:
Future policy benefits(7)	$5,205,434	Discounted cash flow	Lapse rate(8)	0%		14%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Utilization rate(9)	56%		96%				Increase
			Withdrawal rate(10)	74%		100%				Increase
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	17%		28%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods included first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)
For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as “X”). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities – The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(6)	Commercial Mortgage-Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets - Equity Securities
	(in thousands)
Fair value, beginning of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	58	0	(335)	(891)	0	0	0
Asset management fees and other income	0	0	0	0	0	0	(32)	192
Included in other comprehensive income (loss)	88	237	0	(1,343)	158	0	0	0
Net investment income	1	77	0	(24)	149	0	0	0
Purchases	0	5,239	0	220	21,473	0	0	0
Sales	0	(7,979)	0	(1,949)	(44,486)	0	0	(5,930)
Issuances	0	0	0	0	0	0	0	0
Settlements	(19)	(2,984)	0	(7,725)	(1,071)	0	(527)	0
Transfers into Level 3(1)	2,643	19,034	0	8,204	48,957	0	0	0
Transfers out of Level 3(1)	(2,607)	(3,699)	0	(73)	(177,780)	0	0	0
Other(3)	0	0	0	0	0	0	559	3,260
Fair value, end of period	$55,109	$32,699	$0	$14,748	$19,856	$0	$0	$15,770
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(510)	$0	$(50)	$(1,378)	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$(769)

		Year Ended December 31, 2016
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	0	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(90)	0	0	16	0	0
Net investment income	0	(67)	0	0	0	0
Purchases	0	102	815,261	6,500	0	0
Sales	0	0	0	(1,987)	0	0
Issuances	0	0	0	0	(811,396)	0
Settlements	0	0	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0	0	0
Transfers out of Level 3(1)	0	(2,479)	0	(2,464)	0	0
Other(3)	0	(3,260)	0	(559)	0	(5,902)
Fair value, end of period	$75	$0	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0	$0	$0

	Year Ended December 31, 2015(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage - Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Fair value, beginning of period	$61,092	$14,539	$0	$9,170	$100,217	$0	$0	$5,540
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(448)	0	(1,085)	42	0	0	0
Asset management fees and other income	0	0	0	0	0	0	0	2,207
Included in other comprehensive income (loss)	(46)	(590)	14	884	(939)	0	0	0
Net investment income	(2)	26	0	6	52	0	0	0
Purchases	1,901	19,363	973	5,685	112,250	0	0	0
Sales	0	(6,038)	0	(69)	(40,130)	0	0	0
Issuances	0	0	0	0	0	0	0	0
Settlements	(160)	(7,812)	0	(8,667)	(2,362)	0	0	(1,500)
Transfers into Level 3(1)	704	4,092	0	11,849	90,687	0	0	0
Transfers out of Level 3(1)	(8,486)	(416)	(987)	0	(86,470)	0	0	0
Other(3)	0	0	0	0	0	0	0	12,001
Fair value, end of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(357)	$0	$(1,035)	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$2,162

		Year Ended December 31, 2015(4)
	Equity Securities, Available-for-Sale	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$750	$595	$4,897,545	$19,203	$(4,993,611)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	337	1,912	(635,006)	0	505,416	0
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(245)	0	0	(17)	0	0
Net investment income	0	0	0	0	0	0
Purchases	0	3,395	677,472	0	0	0
Sales	0	(168)	0	0	0	0
Issuances	0	0	0	0	(717,239)	0
Settlements	(677)	0	0	0	0	0
Transfers into Level 3(1)	0	0	0	6,448	0	0
Transfers out of Level 3(1)	0	(30)	0	(20,634)	0	0
Other	0	0	0	0	0	0
Fair value, end of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$1,744	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2014, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2014.

	Year Ended December 31, 2014(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage- Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$2	$798	$0	$592	$142	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,424
Included in other comprehensive income (loss)	$227	$757	$0	$(1,129)	$(348)	$(2)	$0	$0
Net investment income	$(4)	$18	$0	$58	$80	$0	$0	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(101)	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,426

		Year Ended December 31, 2014(4)
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,683,691	$0	$(4,690,021)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$246	$0	$0	$(121)	$0	$0
Net investment income	$0	$0	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,672,815	$0	$(4,679,851)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(4)	Prior period amounts have been reclassified to conform to current period presentation, including the adoption of ASU 2015-07.

(5)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(6)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2016(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Short-term debt to affiliates	0	0	0	0	0
Long-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

	December 31, 2015(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$8,540	$1,701,951	$1,710,491	$1,658,235
Policy loans	0	0	1,143,303	1,143,303	1,143,303
Cash and cash equivalents	19,297	156,064	0	175,361	175,361
Accrued investment income	0	100,031	0	100,031	100,031
Receivables from parent and affiliates	0	65,628	0	65,628	65,628
Other assets	0	6,162	0	6,162	6,162
Total assets	$19,297	$336,425	$2,845,254	$3,200,976	$3,148,720
Liabilities:
Policyholders’ account balances - investment contracts	$0	$947,853	$236,891	$1,184,744	$1,190,596
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	40,416	0	40,416	40,416
Short-term debt to affiliates	0	180,105	0	180,105	180,000
Long-term debt to affiliates	0	1,227,110	0	1,227,110	1,204,000
Payables to parent and affiliates	0	72,791	0	72,791	72,791
Other liabilities	0	343,089	0	343,089	343,089
Total liabilities	$0	$2,811,364	$236,891	$3,048,255	$3,030,892

(1)
Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been conformed to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these cost method investments were $35 million and $27 million, respectively, which had been previously classified in Level 3 at December 31, 2015. The carrying values of these investments were $32 million and $26 million as of December 31, 2016 and December 31, 2015, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies and their timing for the loans, prevailing interest rates and credit risk.

Policy Loans

The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Securities Sold Under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset or liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

10. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See "Credit Derivatives" below for a discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

Embedded Derivatives

The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company has entered into reinsurance agreements to transfer the risk associated with certain benefit features to affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the change to the reinsurance agreements effective April 1, 2016.

Additionally, the Company has entered into a reinsurance agreement with Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty. The Company also reinsures a portion of the no-lapse guarantee provision on certain universal life products to an affiliate, UPARC.

These embedded derivatives and reinsurance agreements, which are derivatives and accounted for in the same manner as the embedded derivatives, are carried at fair value and are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models as described in Note 9.

The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying, excluding embedded derivatives and associated reinsurance recoverables which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Currency Swaps	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Total Qualifying Hedges	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$101,076	$8,215	$0	$3,159,400	$203,313	$(8,605)
Foreign Currency
Foreign Currency Forwards	13,447	216	(20)	3,722	39	(15)
Credit
Credit Default Swaps	3,000	0	(281)	7,275	268	(222)
Currency/Interest Rate
Foreign Currency Swaps	56,626	7,789	(211)	122,425	17,079	(71)
Equity
Total Return Swaps	0	0	0	542,294	411	(10,451)
Equity Options	649,807	30,624	(10,507)	25,345,369	28,668	(12,100)
Total Non-Qualifying Hedges	$823,956	$46,844	$(11,019)	$29,180,485	$249,778	$(31,464)
Total Derivatives (1)	$1,259,558	$90,884	$(12,854)	$29,709,613	$300,655	$(32,849)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.

The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,041 million and $5,205 million as of December 31, 2016 and December 31, 2015, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,474 million and $4,940 million as of December 31, 2016 and December 31, 2015, respectively. Of these reinsurance recoverables, the fair value related to the living benefit guarantees was an asset of $5,041 million and $4,593 million from PALAC and Prudential Insurance, and an asset of $0 million and $7 million from Union Hamilton as of December 31, 2016 and December 31, 2015, respectively, and the fair value related to the no-lapse guarantee was an asset of $433 million and $340 million from UPARC as of December 31, 2016 and December 31, 2015, respectively. See Note 12 for additional information on these reinsurance agreements.

The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $20 million and $6 million as of December 31, 2016 and December 31, 2015, respectively. There was no related reinsurance recoverable.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$297,371	$(230,554)	$66,817	$(15,157)	$51,660
Securities purchased under agreements to resell	156,064	0	156,064	(156,064)	0
Total Assets	$453,435	$(230,554)	$222,881	$(171,221)	$51,660
Offsetting of Financial Liabilities:
Derivatives(1)	$32,849	$(32,849)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$32,849	$(32,849)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$1,027	$908	$16,286
Total qualifying hedges	0	1,027	908	16,286
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	350,946	0	0	0
Currency	86	0	0	0
Currency/Interest Rate	14,344	0	126	0
Credit	2	0	0	0
Equity	(65,424)	0	0	0
Embedded Derivatives	(209,398)	0	0	0
Total non-qualifying hedges	90,556	0	126	0
Total	$90,556	$1,027	$1,034	$16,286

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2016, 2015 and 2014, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2013	$(4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	22,880
Amount reclassified into current period earnings	(6,594)
Balance, December 31, 2014	11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	$40,931

Using December 31, 2016 values, it is estimated that a pre-tax gain of approximately $5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2017, offset by amounts pertaining to the hedged items. As of December 31, 2016, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 19 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” within OCI in the Consolidated Statements of Operations and Comprehensive Income.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2016 and December 31, 2015.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $3 million and $7 million as of December 31, 2016 and December 31, 2015, respectively, reported at fair value as a liability $0.3 million as of December 31, 2016 and an asset of $0.0 million as of December 31, 2015.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparties to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparties’ credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2016 and 2015, the outstanding balances on these commitments were $49 million and $62 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2016 and 2015, $133 million and $131 million, respectively, of these commitments were outstanding.

Contingent Liabilities

On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.

It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2016, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million.

Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties.

Alex Perea v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company

In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (1) alleges that Defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act (RICO)) and New Jersey law (Consumer Fraud Act), and (2) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the Complaint. In February 2017, the Amended Complaint was withdrawn with prejudice.

Escheatment Litigation

State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed motions to dismiss the complaints. In December 2013, the Court granted the Company’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied defendants’ rehearing petition. In November 2015, the Company filed its answers.

Escheatment Audit and Claims Settlement Practices Market Conduct Exam

In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.

Securities Lending Matter

In 2016, Prudential Financial self-reported to the United States Securities and Exchange Commission (“SEC"), and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities for certain separate account investments. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial intends to complete the remediation process. The remediation plan remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Summary

The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

12. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), UPARC, Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), PURC, Prudential Term Reinsurance Company (“Term Re”), PALAC, its parent company Prudential Insurance, third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate its capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2016	2015
	(in thousands)
Reinsurance recoverables	$28,674,226	$22,691,491
Policy loans	(87,112)	(75,697)
Deferred policy acquisition costs	(6,482,889)	(2,158,121)
Deferred sales inducements	(615,117)	0
Other assets(1)	226,347	35,616
Policyholders’ account balances	4,978,859	5,020,230
Future policy benefits	2,833,327	2,380,215
Other liabilities(2)	410,376	516,525

(1)	"Other assets" includes $0.1 million and $0.0 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

(2)	"Other liabilities" includes $28 million and $22 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2016	December 31, 2015
	(in thousands)
PAR U	$10,514,125	$9,867,902
PALAC	7,706,860	0
PURC	3,153,449	2,324,163
PARCC	2,589,397	2,563,300
PAR Term	1,403,738	1,226,749
Prudential of Taiwan	1,246,241	1,169,664
Prudential Insurance	976,652	226,926
Term Re	593,084	298,002
UPARC	467,904	376,660
Pruco Re	0	4,594,412
Unaffiliated	22,776	43,713
Total reinsurance recoverables	$28,674,226	$22,691,491

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Premiums:
Direct	$1,621,531	$1,519,992	$1,408,833
Assumed(1)	359	0	0
Ceded	(2,447,832)	(1,442,358)	(1,342,627)
Net premiums	(825,942)	77,634	66,206
Policy charges and fee income:
Direct	2,804,446	2,933,271	2,754,115
Assumed	533,648	434,560	477,921
Ceded(2)	(2,550,899)	(1,211,444)	(1,160,997)
Net policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income:
Direct	378,969	419,357	406,620
Assumed	1,411	1,394	1,362
Ceded	(4,430)	(4,164)	(3,964)
Net investment income	375,950	416,587	404,018
Asset administration fees:
Direct	310,178	362,321	377,127
Assumed	0	0	0
Ceded	(225,735)	0	0
Net asset administration fees	84,443	362,321	377,127
Other income:
Direct	50,475	44,223	49,891
Assumed(3)	(161)	0	0
Ceded	21	0	0
Amortization of reinsurance income	(19,228)	11,292	7,936
Net other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Direct	1,263,088	571,702	(4,375,107)
Assumed	0	0	0
Ceded(4)	(504,639)	(780,240)	4,489,174
Realized investment gains (losses), net	758,449	(208,538)	114,067
Policyholders’ benefits (including change in reserves):
Direct	2,456,262	2,064,906	1,863,078
Assumed	596,196	541,371	792,616
Ceded(5)	(3,312,658)	(2,307,127)	(2,301,997)
Net policyholders’ benefits (including change in reserves)	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances:
Direct	413,328	477,667	459,982
Assumed	131,953	124,954	117,725
Ceded	(244,061)	(228,410)	(209,392)
Net interest credited to policyholders’ account balances	301,220	374,211	368,315
Net reinsurance expense allowances, net of capitalization and amortization(6)	(840,010)	(354,372)	(390,531)

(1)	"Premiums assumed" includes $0.4 million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	"Policy charges ceded" includes $(4) million of unaffiliated activity for each of the years ended December 31, 2016, 2015 and 2014.

(3)	"Other income assumed" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(4)	"Realized investment gains (losses), net ceded" includes $(30) million, $2 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(5)
"Policyholders' benefits (including change in reserves) ceded" includes $5 million, $(14) million and $3 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(6)	Prior period amounts have been corrected to exclude non-reinsurance expenses.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2016	2015	2014
	(in thousands)
Direct gross life insurance face amount in force	$827,832,976	$770,427,543	$709,800,479
Assumed gross life insurance face amount in force	42,566,514	43,552,313	44,519,176
Reinsurance ceded	(805,796,078)	(752,647,594)	(694,659,804)
Net life insurance face amount in force	$64,603,412	$61,332,262	$59,659,851

Information regarding significant affiliated reinsurance arrangements is described below.

PALAC

Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.

PAR U

Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.

Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

PURC

Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC.
Effective July 1, 2014, the agreement between Pruco Life and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all risks associated with Universal Protector policies having no-lapse guarantees as well as Universal Plus policies.

Effective January 1, 2014, Pruco Life entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2014.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Prudential of Taiwan

On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.

UPARC

Pruco Life reinsures Universal Protector policies having no-lapse guarantees with effective dates prior to January 1, 2013 with UPARC. UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective January 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.

Effective July 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Pruco Re

Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit features sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

Information regarding significant third party reinsurance arrangements is described below.

Union Hamilton

Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. Reinsurance on business subject to this agreement remains in force over the lives of the underlying annuity contracts. New business written subsequent to December 31, 2016 is not covered by external reinsurance. These guaranteed benefit features are accounted for as embedded derivatives.

13. EQUITY

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2013	$403	$56,243	$56,646
Change in other comprehensive income before reclassifications	(723)	207,134	206,411
Amounts reclassified from AOCI	0	(18,649)	(18,649)
Income tax benefit (expense)	253	(65,970)	(65,717)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in other comprehensive income before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in other comprehensive income before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975

(1)	Includes cash flow hedges of $41 million, $48 million, and $12 million as of December 31, 2016, 2015 and 2014, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,915	$4,286	$6,594
Net unrealized investment gains (losses) on available-for-sale securities(4)	56,625	5,616	12,055
Total net unrealized investment gains (losses)	64,540	9,902	18,649
Total reclassifications for the period	$64,540	$9,902	$18,649

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$4,498	$(3,324)	$1,819	$(1,079)	$1,914
Net investment gains (losses) on investments arising during the period	996	0	0	(348)	648
Reclassification adjustment for (gains) losses included in net income	(161)	0	0	56	(105)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	786	0	(275)	511
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(591)	206	(385)
Balance, December 31, 2014	$5,333	$(2,538)	$1,228	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,188	0	(416)	772
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(114)	40	(74)
Balance, December 31, 2015	$5,196	$(1,350)	$1,114	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(209)	0	73	(136)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	165	(58)	107
Balance, December 31, 2016	$4,883	$(1,559)	$1,279	$(1,643)	$2,960

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Balances are net of reinsurance.

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$123,153	$(43,030)	$3,293	$(29,087)	$54,329
Net investment gains (losses) on investments arising during the period	239,912	0	0	(83,969)	155,943
Reclassification adjustment for (gains) losses included in net income	(18,488)	0	0	6,471	(12,017)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(69,799)	0	24,430	(45,369)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	35,829	(12,540)	23,289
Balance, December 31, 2014	$344,577	$(112,829)	$39,122	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	93,577	0	(32,752)	60,825
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(36,475)	12,766	(23,709)
Balance, December 31, 2015	$111,837	$(19,252)	$2,647	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	2,017	0	(706)	1,311
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	12,127	(4,244)	7,883
Balance, December 31, 2016	$107,549	$(17,235)	$14,774	$(36,671)	$68,417

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Balances are net of reinsurance.

14.    RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended December 31, 2016, 2015 and 2014. The expense charged to the Company for the deferred compensation program was $8 million, $7 million and $7 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $22 million and $20 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $26 million and $28 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $8 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $709 million, $771 million and $862 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Corporate Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,367 million at December 31, 2016 and $2,873 million at December 31, 2015. Fees related to these COLI policies were $42 million, $45 million and $45 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million.

Affiliated Investment Management Expenses

In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $15 million, $17 million and $15 million for the years ended December 31, 2016,

2015 and 2014, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.

Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $100 million and $146 million as of December 31, 2016 and 2015, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $0.0 million and $8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and Prudential Investments LLC ("Prudential Investments") whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from ASTISI and Prudential Investments related to this agreement was $295 million, $347 million and $364 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

The Company has a revenue sharing agreement with Prudential Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $13 million, $13 million and $12 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

Affiliated Notes Receivable

Affiliated notes receivable included in “Other assets” at December 31, were as follows:

	Maturity Dates			Interest Rates			2016	2015
							(in thousands)
U.S. Dollar floating rate notes	2025	-	2026	1.36%	-	1.77%	$0	$23,013
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	137,636	139,069
Euro-denominated fixed rate notes			2025			2.30%	0	543
Total long-term notes receivable - affiliated (1)							$137,636	$162,625

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $1 million and $1 million at December 31, 2016 and 2015, respectively, and is included in “Other assets”. Revenues related to these loans were $6 million, $7 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in “Other income”.

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2016 and 2015, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	March 2015	Purchase	Fixed Maturities & Trading Account Assets	$91,972	$73,849	$(11,780)	$0
Prudential Insurance	June 2015	Purchase	Fixed Maturities	$11,096	$10,480	$(401)	$0
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0

Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. The following table provides the breakout of the Company’s short-term and long-term debt with affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2016	Amount of Notes - December 31, 2015	Interest Rate			Date of Maturity
		(in thousands)
Prudential Financial	12/15/2011	$0	$11,000			3.61%			12/15/2016
Prudential Financial	12/16/2011	0	11,000			3.61%			12/16/2016
Prudential Financial	11/15/2013	0	9,000			2.24%			12/15/2018
Prudential Financial	11/15/2013	0	23,000			3.19%			12/15/2020
Prudential Insurance	12/6/2013	0	120,000			2.60%			12/15/2018
Prudential Insurance	12/6/2013	0	130,000			4.39%			12/15/2023
Prudential Insurance	12/6/2013	0	250,000			3.64%			12/15/2020
Prudential Insurance	9/25/2014	0	30,000			1.89%			6/20/2017
Prudential Insurance	9/25/2014	0	40,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	20,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	50,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	50,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	100,000			3.47%			6/20/2021
Prudential Insurance	9/25/2014	0	100,000			3.95%			6/20/2024
Prudential Financial	12/15/2014	0	5,000			2.57%			12/15/2019
Prudential Financial	12/15/2014	0	23,000			3.14%			12/15/2021
Prudential Financial	6/15/2015	0	66,000			3.52%			6/15/2022
Prudential Financial	6/15/2015	0	6,000			2.86%			6/15/2020
Prudential Financial	9/21/2015	0	158,000	1.09%	-	1.63%	6/15/2016	-	6/15/2017
Prudential Financial	9/21/2015	0	132,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	9/21/2015	0	26,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	12/16/2015	0	5,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	1,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	18,000			3.37%			12/16/2022
Total Loans Payable to Affiliates		$0	$1,384,000
The total interest expense to the Company related to loans payable to affiliates was $13 million, $51 million and $52 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Contributed Capital and Dividends

In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the years ended December 31, 2015 and 2014, the Company did not receive any capital contributions.

In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance. In June and December of 2014, the Company paid dividends in the amounts of $338 million and $410 million, respectively, to Prudential Insurance.

Reinsurance with affiliates

As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2016
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
2015
Total revenues	$833,689	$601,620	$762,424	$662,173
Total benefits and expenses	738,702	365,827	920,714	337,301
Income (loss) from operations before income taxes	94,987	235,793	(158,290)	324,872
Net income (loss)	$81,934	$214,381	$(136,506)	$348,194

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

16. REVISION TO PRIOR YEAR INFORMATION

Revisions to 2016, 2015 and 2014 Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

Management assessed the materiality of the misstatements described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), impacted prior periods presented within the Annual Report on Form 10-K for the year ended December 31, 2016 have been revised. Similarly, prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised, as presented below.

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	December 31, 2015
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Deferred policy acquisition costs	$5,111,373	$18,558	$5,129,931
Reinsurance recoverables	22,546,361	145,130	22,691,491
TOTAL ASSETS	148,643,945	163,688	148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$17,164,705	$40,119	$17,204,824
Future policy benefits	15,031,390	167,365	15,198,755
Income taxes	154,043	(15,404)	138,639
TOTAL LIABILITIES	144,133,128	192,080	144,325,208
EQUITY
Retained earnings	3,663,539	(28,392)	3,635,147
TOTAL EQUITY	4,510,817	(28,392)	4,482,425
TOTAL LIABILITIES AND EQUITY	148,643,945	163,688	148,807,633

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$2,159,428	$(3,041)	$2,156,387	$2,074,852	$(3,813)	$2,071,039
TOTAL REVENUES	2,862,947	(3,041)	2,859,906	3,094,097	(3,813)	3,090,284
BENEFITS AND EXPENSES
Policyholders' benefits	291,185	7,965	299,150	343,714	9,983	353,697
Amortization of deferred policy acquisition costs	662,644	(3,475)	659,169	436,169	(4,357)	431,812
TOTAL BENEFITS AND EXPENSES	2,358,054	4,490	2,362,544	2,167,921	5,626	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	504,893	(7,531)	497,362	926,176	(9,439)	916,737
Income tax expense (benefit)	(8,005)	(2,636)	(10,641)	140,373	(3,304)	137,069
NET INCOME (LOSS)	512,898	(4,895)	508,003	785,803	(6,135)	779,668
COMPREHENSIVE INCOME (LOSS)	399,012	(4,895)	394,117	907,848	(6,135)	901,713

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$527,407	$(845)	$526,562
TOTAL REVENUES	792,238	(845)	791,393
BENEFITS AND EXPENSES
Policyholders' benefits	98,528	2,202	100,730
Amortization of deferred policy acquisition costs	640,552	(966)	639,586
TOTAL BENEFITS AND EXPENSES	1,162,464	1,236	1,163,700
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(370,226)	(2,081)	(372,307)
Income tax expense (benefit)	(44,095)	(13)	(44,108)
NET INCOME (LOSS)	(326,131)	(2,068)	(328,199)
COMPREHENSIVE INCOME (LOSS)	(210,804)	(2,068)	(212,872)

	(UNAUDITED)
	Three Months Ended June 30, 2016			Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$41,848	$17,083	$58,931	$569,255	$16,238	$585,493
TOTAL REVENUES	123,842	17,083	140,925	916,080	16,238	932,318
BENEFITS AND EXPENSES
Policyholders' benefits	(430,437)	(42,173)	(472,610)	(331,909)	(39,971)	(371,880)
Amortization of deferred policy acquisition costs	(29,866)	19,524	(10,342)	610,687	18,558	629,245
TOTAL BENEFITS AND EXPENSES	(565,465)	(22,649)	(588,114)	596,999	(21,413)	575,586
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	689,307	39,732	729,039	319,081	37,651	356,732
Income tax expense (benefit)	(5,499)	10,554	5,055	(49,594)	10,541	(39,053)
NET INCOME (LOSS)	694,806	29,178	723,984	368,675	27,110	395,785
COMPREHENSIVE INCOME (LOSS)	755,691	29,178	784,869	544,886	27,110	571,996

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2013	$3,542,838	$(17,362)	$3,525,476	$4,406,221	$(17,362)	$4,388,859
Comprehensive income (loss):
Net income (loss)	785,803	(6,135)	779,668	785,803	(6,135)	779,668
Total comprehensive income (loss)				907,848	(6,135)	901,713
Balance, December 31, 2014	3,580,641	(23,497)	3,557,144	4,553,985	(23,497)	4,530,488
Comprehensive income (loss):
Net income (loss)	512,898	(4,895)	508,003	512,898	(4,895)	508,003
Total comprehensive income (loss)				399,012	(4,895)	394,117
Balance, December 31, 2015	3,663,539	(28,392)	3,635,147	4,510,817	(28,392)	4,482,425

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	(326,131)	(2,068)	(328,199)	(326,131)	(2,068)	(328,199)
Total comprehensive income (loss)				(210,804)	(2,068)	(212,872)
Balance, March 31, 2016	3,337,408	(30,460)	3,306,948	4,304,953	(30,460)	4,274,493

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	368,675	27,110	395,785	368,675	27,110	395,785
Total comprehensive income (loss)				544,886	27,110	571,996
Balance, June 30, 2016	1,438,695	(1,282)	1,437,413	2,668,274	(1,282)	2,666,992

Consolidated Statements of Cash Flows

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$512,898	$(4,895)	$508,003	$785,803	$(6,135)	$779,668
Policy charges and fee income	(11,811)	3,041	(8,770)	(76,188)	3,813	(72,375)
Future policy benefits	1,503,445	30,783	1,534,228	1,402,458	38,084	1,440,542
Reinsurance recoverables	(1,536,347)	(22,818)	(1,559,165)	(1,302,695)	(28,101)	(1,330,796)
Deferred policy acquisition costs	46,643	(3,475)	43,168	(190,550)	(4,357)	(194,907)
Income taxes	(34,243)	(2,636)	(36,879)	69,204	(3,304)	65,900
Cash flows from (used in) operating activities	1,142,929	0	1,142,929	1,077,692	0	1,077,692

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(326,131)	$(2,068)	$(328,199)
Policy charges and fee income	(5,850)	845	(5,005)
Future policy benefits	416,396	8,508	424,904
Reinsurance recoverables	(353,572)	(6,306)	(359,878)
Deferred policy acquisition costs	489,279	(966)	488,313
Income taxes	(125,565)	(13)	(125,578)
Cash flows from (used in) operating activities	333,424	0	333,424

	(UNAUDITED)
	Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$368,675	$27,110	$395,785
Policy charges and fee income	78,763	(16,238)	62,525
Future policy benefits	659,730	(154,908)	504,822
Reinsurance recoverables	(326,993)	1,434	(325,559)
Deferred policy acquisition costs	408,155	18,558	426,713
Income taxes	(78,531)	10,541	(67,990)
Other, net	(181,862)	(78,333)	(260,195)
Cash flows from (used in) operating activities	5,386	(191,836)	(186,450)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	798,298	40,000	838,298
Cash flows from (used in) investing activities	(537,625)	40,000	(497,625)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	(584,464)	(539,144)	(1,123,608)
Ceded policyholders’ account withdrawals	32,053	490,659	522,712
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	488,765	151,836	640,601

	(UNAUDITED)
	Nine Months Ended September 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$103,829	$(16,238)	$87,591
Reinsurance recoverables	(1,369,986)	61,840	(1,308,146)
Other, net	19,979	(211,545)	(191,566)
Cash flows from (used in) operating activities	(43,926)	(165,943)	(209,869)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	930,834	40,000	970,834
Cash flows from (used in) investing activities	(795,911)	40,000	(755,911)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account deposits	3,085,729	40,119	3,125,848
Ceded policyholders’ account deposits	(877,874)	(810,163)	(1,688,037)
Ceded policyholders’ account withdrawals	49,958	695,666	745,624
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	548,328	125,943	674,271

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 14 of the Consolidated Financial Statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 23, 2017

PART C:
OTHER INFORMATION

Item 26. Exhibits

Exhibit number		Description of Exhibit
(a)	Board of Directors Resolution:
	(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 4)
	(ii)	Amendment to Separate Account Resolution. (Note 5)

(b)	Not Applicable.

(c)	Underwriting Contracts:
	(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 15)
	(ii)	Selling Agreement used from 11-2008 to current. (Note 15)
	(iii)	Selling Agreement used from 1-2008 to 11-2008. (Note 15)
	(iv)	Selling Agreement used from 11-2007 to 1-2008. (Note 15)
	(v)	Selling Agreement used from 12-2006 to 11-2007. (Note 15)
	(vi)	Selling Agreement used from 11-2005 to 12-2006. (Note 15)
	(vii)	Selling Agreement used from 9-2003 to 11-2005. (Note 15)
	(viii)	Selling Agreement used from 3-1999 to 9-2003. (Note 15)

(d)	Contracts:
	(i)	Variable Universal Life Insurance Contract (VUL-2004). (Note 7)
	(ii)	Variable Universal Life Insurance Contract (VUL-2005). (Note 10)
	(iii)	Variable Universal Life Insurance Contract (VUL-2008). (Note 13)
	(iv)	Variable Universal Life Insurance Contract (VUL-2013). (Note 20)
	(v)	Variable Universal Life Insurance Contract (ICC14 VUL-2014). (Note 23)
	(vi)	Variable Universal Life Insurance Contract (ICC15 VUL-2015). (Note 26)
	(vii)	Rider for Insured's Accidental Death Benefit - VL110B 2000. (Note 6)
	(viii)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2004. (Note 8)
	(ix)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2007. (Note 13)
	(x)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2000. (Note 6)
	(xi)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2005. (Note 13)
	(xii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2000. (Note 6)
	(xiii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2005. (Note 13)
	(xiv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B-2003. (Note 7)
	(xv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B3-2003. (Note 6)
	(xvi)	Rider for Settlement Options to Provide Acceleration of Death Benefits: (aa) All states except New York - ORD87241-90-P. (Note 6)
	(xvii)	Rider for Excess Loan Protection – PLI 518-2008 (Note 14)
	(xviii)	Rider to Provide Acceleration of Death Benefit – ICC14 VL 145 B3-2014 (Note 22)
	(xix)	Rider for Enhanced Cash Value – ICC14 PLI 496-2014. (Note 25)
	(xx)	Endorsement for Type C Death Benefit Option - PLI 492-2003. (Note 6)
	(xxi)	Endorsement for Type C Death Benefit Option - PLI 492-2007. (Note 13)
	(xxii)	Endorsement for Type C Death Benefit Option - PLI 539-2013. (Note 20)
	(xxiii)	Endorsement for Type C Death Benefit Option - ICC14 PLI 539-2014. (Note 23)
	(xxiv)	Endorsement for Type C Death Benefit Option – ICC15 PLI 539-2015. (Note 26)
	(xxv)	Endorsement for Type C Death Benefit Option for use with Rider for Enhanced Cash Value – ICC15 PLI 539E-2015. (Note 26)

	(xxvi)	Endorsement: MT only - ICC14 PLI 542-2014 (Note 22)

(e)	Application:
	(i)	Application for Variable Universal Life Insurance Contract. (Note 16)
	(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 3)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
	(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 2)
	(ii)	By‑laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 16)

(g)	Reinsurance Agreements:.
	(i)	Agreement between Pruco Life and Munich American Reassurance Company. (Note 9)
	(ii)	Amendments (1, 5, 6, Exhibit A) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 9)
	(iii)	Amendments (3, 4) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 21)
	(iv)	Amendment (7) to the Agreement between Pruco Life and Munich American Reassurance Company (Note 12)
	(v)	Amendments (8, 9) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 13)
	(vi)	Amendments (2, 10, 11) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 14)
	(vii)	Agreement between Pruco Life and Prudential. (Note 11)
	(viii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 18)
	(ix)	Agreement between Pruco Life and General Re Life Corporation. (Note 12)
	(x)	Amendments (1, 2) to the Agreement between Pruco Life and General Re Life Corporation. (Note 13)
	(xi)	Amendments (3, 4) to the Agreement between Pruco Life and General Re Life Corporation. (Note 14)
	(xii)	Agreement between Pruco Life and Optimum Re Insurance Company. (Note 12)
	(xiii)	Amendment (1) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 13)
	(xiv)	Amendments (2, 3) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 14)
	(xv)	Agreement between Pruco Life and RGA Reinsurance Company. (Note 12)
	(xvi)	Amendment (1) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 12)
	(xvii)	Amendments (2) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 14)
	(xviii)	Amendment (3, 4) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 16)
	(xix)	Amendment (5) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 18)
	(xx)	Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 14)
	(xxi)	Amendment (1) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 16)
	(xxii)	Amendment (2) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 21)
	(xxiii)	Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 21)
	(xxiv)	Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 14)
	(xxv)	Amendment (1) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 14)
	(xxvi)	Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 21)
	(xxvii)	Agreement between Pruco Life and ACE Life Insurance Company. (Note 15)
	(xxviii)	Amendment (1) to the Agreement between Pruco Life and ACE Life Insurance Company. (Note 15)
	(xxix)	Form of Agreement between Prudential, including subsidiaries, with reinsurance companies. (Note 17)
	(xxx)	Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
	(xxxi)	Amendments (1,2,4) to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
	(xxxii)	Blanket Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)

	(xxxiii)	Termination Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
	(xxxiv)	Agreement between Pruco Life and Scottish Re, Inc. (Note 9)
	(xxxv)	Amendments (1, 2, 3, Exhibit A) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 9)
	(xxxvi)	Amendment (4) to the Agreement between Pruco Life and Scottish Re, Inc.(Note 12)
	(xxxvii)	Amendments (5 & 6) to the Agreement between Pruco Life and Scottish Re, Inc.(Note 13)
	(xxxviii)	Amendment (7) to the Agreement between Pruco Life and Scottish Re, Inc.(Note 18)
	(xxxix)	Agreement between Pruco Life and Swiss Re. (Note 18)
	(xl)	Amendments (1-10) to the Agreement between Pruco Life and Swiss Re. (Note 18)
	(xli)	Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18)
	(xlii)	Amendments (1-6,9) to the Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18)
	(xliii)	Termination Amendment to the Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18)
	(xliv)	Agreement between Pruco Life and Transamerica. (Note 18)
	(xlv)	Amendments (1,2,4) to the Agreement between Pruco Life and Transamerica. (Note 18)
	(xlvi)	Termination Amendment to the Agreement between Pruco Life and Transamerica. (Note 18)
	(xlvii)	Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 18)
	(xlviii)	Amendment (2) to the Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 21)

(h)	Participation Agreements:
	(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005 (Note 10)
	(ii)	Amendment (1) to the Participation Agreement between Pruco Life and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005 (Note18)
	(iii)	Participation Agreement between Pruco Life and American Century (Note 13)
	(iv)	Amendment #3 to the Participation Agreement between Pruco Life and American Century (Note 13)
	(v)	Amendment #4 to the Participation Agreement between Pruco Life and American Century (Note 24)
	(vi)	Participation Agreement between Pruco Life and American Funds (Note 19)
	(vii)	Participation Agreement between Pruco Life and Dreyfus (Note 13)
	(viii)	Sixth amendment to the Participation Agreement between Pruco Life and Dreyfus (Note 23)
	(ix)	Participation Agreement between Pruco Life and Fidelity (Note 19)
	(x)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity (Note 19)
	(xi)	Participation Agreement between Pruco Life and Franklin (Note 19)
	(xii)	Amendment # 3 to the Participation Agreement between Pruco Life and Franklin (Note 19)
	(xiii)	Amendment # 4 to the Participation Agreement between Pruco Life and Franklin (Note 19)
	(xiv)	Amendment # 7 to the Participation Agreement between Pruco Life and Franklin (Note 1)
	(xv)	Participation Agreement between Pruco Life and Hartford (Note 19)
	(xvi)	Participation Agreement between Pruco Life and Janus (Note 13)
	(xvii)	Amendment to the Participation Agreement between Pruco Life and Janus (Note 23)
	(xviii)	Participation Agreement between Pruco Life and JPMorgan (Note 13)
	(xix)	Fund/SERV Supplement to the Fund Participation Agreement between Pruco Life and JPMorgan (Note 23)
	(xx)	Participation Agreement between Pruco Life and MFS (Note 13)
	(xxi)	Amendment #6 to the Participation Agreement between Pruco Life and MFS (Note 13)
	(xxii)	Amendment #7 to the Participation Agreement between Pruco Life and MFS (Note 19)
	(xxiii)	Participation Agreement between Pruco Life and Neuberger Berman (Note 13)
	(xxiv)	Amendment No. 1 to the Participation Agreement between Pruco Life and Neuberger Berman (Note 23)
	(xxv)	Form of 22c-2 Agreement (Note 12)
	(xxvi)	Participation Agreement between Pruco Life and Northern Lights (Note 17)
	(xxvii)	Amendment (1) to the Participation Agreement between Pruco Life and Northern Lights (Note 18)
	(xxviii)	Amendment (2) to the Participation Agreement between Pruco Life and Northern Lights (Note 21)

(i)	Administrative Contracts:
(i) Service Agreement between Prudential and the Regulus Group, LLC. (Note 16)
(ii) Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 21)
(iii) Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 26)

(j)	Not Applicable.

(k)	Opinion and Consent of Sean Bell, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii) Powers of Attorney: John Chieffo, Lori D. Fouché, Bernard J. Jacob, Christine Knight, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:
(i) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)
---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.
(Note 3)	Incorporated by reference to Form S-6, Registration No. 333-85115, filed on August 13, 1999 on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Form S-6, Registration No. 333-94117, filed January 5, 2000 on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Form N-6, Registration No. 333-109284, filed September 30, 2003 on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Form N-6 to this Registration Statement, filed February 13, 2004 on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed February 15, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed April 19, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed August 12, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed April 19, 2006 on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed April 12, 2007 on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 18, 2008 on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 22, 2009 on behalf of the Pruco Life Variable Universal Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 14, 2010 on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 12, 2011 on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed April 23, 2012 on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed April 12, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed June 28, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 19 to this Registration Statement, filed September 26, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333‑158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 23)	Incorporated by reference to Post-Effective Amendment No. 21 to this Registration Statement, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 24)	Incorporated by reference to Post-Effective Amendment No. 23 to this Registration Statement, filed September 5, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 25)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333‑158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 26)	Incorporated by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
Item 27. Directors and Major Officers of Pruco Life
The directors and major officers of Pruco Life, listed with their principal occupations, are shown below. The Principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.
DIRECTORS OF PRUCO LIFE

JOHN CHIEFFO – Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

LORI D. FOUCHÉ – Chief Executive Officer, President, and Director

BERNARD J. JACOB – Director

CHRISTINE KNIGHT – Vice President and Director

RICHARD F. LAMBERT – Director

KENT D. SLUYTER – Senior Vice President and Director

KENNETH Y. TANJI – Treasurer and Director

OFFICERS WHO ARE NOT DIRECTORS

THERESA M. DZIEDZIC - Senior Vice President, Chief Actuary and Appointed Actuary

WILLIAM J. EVERS - Vice President and Corporate Counsel

JAMES M. O’CONNOR - Senior Vice President and Actuary

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN - Vice President and Corporate Counsel

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.
Item 29. Indemnification
The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.
Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 12, 2011 as exhibit Item 26.(f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly‑owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.
Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:
•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•The Prudential Variable Appreciable Account
The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker‑dealers authorized by Pruco Securities and applicable law to do so.

(b)
MANAGERS AND OFFICERS OF PRUCO SECURITIES, LLC

Name and Principal Business Address -------------------------------------------------------	Position and Office with Pruco Securities -----------------------------------------------------------
Kent D. Sluyter (Note 1)	Chairman of the Board, Manager
Kevin M. Brayton (Note 6)	Vice President, Manager
Caroline A. Feeney (Note1)	Manager
Lori D. Fouché (Note 2)	Manager
John G. Gordon (Note 1)	President, Manager, Chief Operating Officer

Patrick L. Hynes (Note 4)	Vice President, Manager
Stuart S. Parker (Note 7)	Manager
Charles H. Smith (Note 2)	Anti-Money Laundering Officer
David S. Campen (Note 3)	Assistant Controller
Michael J. McQuade (Note 3)	Assistant Controller
Andrew C. Smith (Note 3)	Assistant Controller
Robert P. Smit (Note 3)	Assistant Controller
Mary E. Yourth (Note 3)	Assistant Controller
Maggie Palen (Note 2)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
Dexter M. Feliciano (Note 1)	Assistant Secretary
Jordan K. Thomsen (Note 1)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Michael A. Pignatella (Note 6)	Chief Legal Officer, Vice President, Assistant Secretary
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Michele E. Talafha (Note 8)	Assistant Vice President
John D. McGovern (Note 1)	Vice President, Chief Compliance Officer
Steven Weinreb (Note 3)	Vice President, Controller, Chief Financial Officer
Conway Lee (Note 1)	Secretary
Jason R. Chupak (Note 2)	Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Milton T. Landes (Note 1)	Vice President
John F. Keenan (Note 6)	Vice President
Peter C. Gayle (Note 5)	Vice President

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 1 Mill Ridge Lane, Chester, NJ 07930
(Note 5) 200 Wood Avenue South, Iselin, NJ 08830
(Note 6) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 7) 655 Broad Street, Newark, NJ 07102
(Note 8) 2 Gateway Center, Newark, NJ 07102

(c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,574,216 in 2016, $2,464,259 in 2015, and $2,359,868 in 2014. Pruco Securities offers the Contract on a continuous basis.
The sum of the chart below is $100,714,661, which represents Pruco Securities’ total 2016 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$51,484,311	$-0-	$49,230,350	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.
Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.
Item 31. Location of Accounts and Records
The Depositor, Pruco Life Insurance Company, is located at 213 Washington Street, Newark, New Jersey 07102.
The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
Item 32. Management Services
Not Applicable.
Item 33. Representation of Reasonableness of Fees
Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 6th day of April, 2017.
(Seal)

Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By:	/s/ Sean Bell
Sean Bell
Vice President and Corporate Counsel
Pursuant to the requirements of the Securities Act of 1933, this Post‑Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 6th day of April, 2017.

Signature and Title

/s/ *
John Chieffo
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Lori D. Fouché
President, Chief Executive Officer, and Director

/s/ *
Bernard J. Jacob
Director
	*By:	/s/ Sean Bell
/s/ *		Sean Bell
Christine Knight		(Attorney-in-Fact)
Vice President and Director

/s/ *
Richard F. Lambert
Director

/s/ *
Kent D. Sluyter
Senior Vice President and Director

/s/ *
Kenneth Y. Tanji
Treasurer and Director

EXHIBIT INDEX

Item 26.
(h) Participation Agreements:	(xiv)	Amendment # 7 to the Participation Agreement between Pruco Life and Franklin.
(k) Legal Opinion and Consent:		Opinion and Consent of Sean Bell, Esq., as to the legality of the securities being registered.
(n) Other Opinions:	(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Bernard J. Jacob, Christine Knight, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji.
(q) Redeemability Exemption:	(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).